Ohio National Fund, Inc.	ON Bond Portfolio
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds–94.2%		Rate	Maturity	Face Amount	Value
Communication Services–5.5%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$ 1,206,594
Comcast Corp. (Media)		3.250%	11/01/2039	3,000,000	3,320,083
Lamar Media Corp. (Media)	(a)	4.875%	01/15/2029	1,200,000	1,248,000
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.700%	11/15/2049	2,100,000	2,344,816
Time Warner Cable LLC (Media)		6.550%	05/01/2037	850,000	1,128,455
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(a)	3.875%	04/15/2030	1,800,000	2,046,654
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.500%	08/10/2033	1,000,000	1,262,775
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,500,000	1,871,425
Walt Disney Co. / The (Entertainment)		3.600%	01/13/2051	1,000,000	1,126,055
					15,554,857
Consumer Discretionary–6.0%
Amazon.com, Inc. (Internet & Direct Marketing Retail)		3.875%	08/22/2037	1,000,000	1,243,465
Aptiv PLC (Auto Components)		4.350%	03/15/2029	1,000,000	1,127,803
Best Buy Co., Inc. (Specialty Retail)		1.950%	10/01/2030	3,000,000	2,979,817
Expedia Group, Inc. (Internet & Direct Marketing Retail)	(a)	4.625%	08/01/2027	1,000,000	1,050,232
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	3,000,000	3,147,696
Lear Corp. (Auto Components)		4.250%	05/15/2029	4,000,000	4,323,405
Magna International, Inc. (Auto Components)		3.625%	06/15/2024	1,000,000	1,101,186
MDC Holdings, Inc. (Household Durables)		3.850%	01/15/2030	2,000,000	2,095,310
					17,068,914
Consumer Staples–9.9%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	2,412,642
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.900%	02/01/2046	1,000,000	1,239,588
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.600%	04/15/2048	2,000,000	2,379,893
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	1,000,000	1,075,961
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	2,000,000	2,293,299
Campbell Soup Co. (Food Products)		4.150%	03/15/2028	4,000,000	4,651,952
Coca-Cola Co. / The (Beverages)		2.500%	03/15/2051	1,000,000	992,678
Costco Wholesale Corp. (Food & Staples Retailing)		1.750%	04/20/2032	1,200,000	1,230,128
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,800,000	1,850,091
Keurig Dr Pepper, Inc. (Beverages)		3.430%	06/15/2027	3,000,000	3,338,666
Kimberly-Clark Corp. (Household Products)		1.050%	09/15/2027	2,000,000	2,013,841
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	2,500,000	2,846,136
Smithfield Foods, Inc. (Food Products)	(a)	3.000%	10/15/2030	2,000,000	2,020,160
					28,345,035
Energy–10.3%
Baker Hughes, a GE Co. LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		4.080%	12/15/2047	2,000,000	1,995,561
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	1,098,243
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		1.749%	08/10/2030	1,400,000	1,388,355
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.895%	03/03/2024	900,000	966,175
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.236%	05/11/2030	1,800,000	1,908,752
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)		3.750%	10/01/2027	2,000,000	2,156,052
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)		2.400%	02/15/2031	1,800,000	1,719,995
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	2,000,000	2,116,952
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4.114%	03/01/2046	900,000	1,066,464
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		3.452%	04/15/2051	1,200,000	1,315,051
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	900,000	951,105
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	1,177,966
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		3.850%	06/01/2025	850,000	872,404
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	1,041,870
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		5.850%	01/15/2026	1,200,000	1,379,823
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.000%	06/15/2035	1,000,000	1,111,337
Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels)	(a)	4.500%	05/15/2030	600,000	675,287
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,000,000	1,163,522
Tennessee Gas Pipeline Co. LLC (Oil, Gas & Consumable Fuels)	(a)	2.900%	03/01/2030	1,000,000	1,035,056
Texas Eastern Transmission LP (Oil, Gas & Consumable Fuels)	(a)	4.150%	01/15/2048	1,000,000	1,065,691
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.350%	08/15/2022	1,000,000	1,038,379
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	1,096,834
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	1,000,000	1,120,910
					29,461,784
Financials–26.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		3.300%	01/23/2023	2,000,000	2,006,761
American Express Co. (Consumer Finance)		QL + 75	08/03/2023	1,000,000	1,009,769
American International Group, Inc. (Insurance)		3.875%	01/15/2035	2,500,000	2,873,314
Bank of America Corp. (Banks)		3.875%	08/01/2025	1,000,000	1,135,250
Bank of America Corp. (Rate is fixed until 01/23/2025, at which point, the rate becomes QL + 81) (Banks)	(b)	3.366%	01/23/2026	2,000,000	2,179,161
Bank of America Corp. (Rate is fixed until 04/24/2037, at which point, the rate becomes QL + 181) (Banks)	(b)	4.244%	04/24/2038	1,000,000	1,216,688
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(b)	3.803%	12/15/2032	2,800,000	3,119,212
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.125%	03/15/2026	900,000	1,004,518
BlackRock, Inc. (Capital Markets)		2.400%	04/30/2030	1,000,000	1,091,107

(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Capital One Bank U.S.A. N.A. (Rate is fixed until 01/28/2025, at which point, the rate becomes SOFR + 91) (Consumer Finance)	(b)	2.280%	01/28/2026	$1,500,000	$ 1,552,169
Citigroup, Inc. (Banks)		4.400%	06/10/2025	2,000,000	2,249,141
Citigroup, Inc. (Banks)		3.700%	01/12/2026	1,000,000	1,123,259
Citigroup, Inc. (Banks)		4.450%	09/29/2027	2,000,000	2,316,644
Discover Bank (Rate is fixed until 08/09/2023, at which point, the rate becomes USSW5 + 173) (Banks)	(b)	4.682%	08/09/2028	2,000,000	2,096,680
E*TRADE Financial Corp. (Capital Markets)		2.950%	08/24/2022	1,800,000	1,875,140
Ford Motor Credit Co. LLC (Consumer Finance)		QL + 88	10/12/2021	2,000,000	1,921,446
General Motors Financial Co., Inc. (Consumer Finance)		3.200%	07/06/2021	2,000,000	2,030,241
General Motors Financial Co., Inc. (Consumer Finance)		QL + 99	01/05/2023	2,000,000	1,978,345
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	2,000,000	2,222,376
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/23/2028, at which point, the rate becomes QL + 116) (Capital Markets)	(b)	3.814%	04/23/2029	2,000,000	2,276,396
Intercontinental Exchange, Inc. (Capital Markets)		3.750%	12/01/2025	1,000,000	1,129,198
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. (Diversified Financial Svs.)		4.850%	01/15/2027	1,800,000	2,044,368
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	2,000,000	2,237,619
JPMorgan Chase & Co. (Rate is fixed until 05/13/2030, at which point, the rate becomes SOFR + 252) (Banks)	(b)	2.956%	05/13/2031	2,000,000	2,137,819
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	1,400,000	1,529,108
Morgan Stanley (Capital Markets)		QL + 140	10/24/2023	1,260,000	1,280,245
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	1,129,714
Morgan Stanley (Rate is fixed until 01/23/2029, at which point, the rate becomes QL + 163) (Capital Markets)	(b)	4.431%	01/23/2030	2,000,000	2,392,262
Nasdaq, Inc. (Capital Markets)		3.850%	06/30/2026	2,000,000	2,273,324
PNC Bank N.A. (Banks)		2.700%	10/22/2029	2,500,000	2,704,210
S&P Global, Inc. (Capital Markets)		1.250%	08/15/2030	600,000	589,861
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	1,000,000	1,086,476
Synchrony Financial (Consumer Finance)		5.150%	03/19/2029	2,000,000	2,310,682
TD Ameritrade Holding Corp. (Capital Markets)		3.300%	04/01/2027	2,000,000	2,244,025
Teachers Insurance & Annuity Association of America (Insurance)	(a)	4.270%	05/15/2047	900,000	1,052,002
Truist Bank (Banks)		3.625%	09/16/2025	1,000,000	1,127,879
U.S. Bancorp (Banks)		1.375%	07/22/2030	2,000,000	1,984,525
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	1,000,000	1,087,674
Wells Fargo & Co. (Rate is fixed until 10/30/2029, at which point, the rate becomes QL + 117) (Banks)	(b)	2.879%	10/30/2030	2,000,000	2,133,222
Wells Fargo & Co. (Rate is fixed until 04/30/2040, at which point, the rate becomes SOFR + 253) (Banks)	(b)	3.068%	04/30/2041	1,200,000	1,245,057
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	1,213,279
Westpac Banking Corp. (Rate is fixed until 02/04/2025, at which point, the rate becomes H15T5Y + 135) (Banks)	(b)	2.894%	02/04/2030	1,500,000	1,554,240
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISDA05 + 224) (Banks)	(b)	4.322%	11/23/2031	1,800,000	2,035,602
					75,800,008
Health Care–5.4%
AbbVie, Inc. (Biotechnology)	(a)	3.200%	11/21/2029	1,000,000	1,099,536
AbbVie, Inc. (Biotechnology)	(a)	4.250%	11/21/2049	3,000,000	3,543,454
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.875%	08/15/2025	2,000,000	2,283,060
Danaher Corp. (Health Care Equip. & Supplies)		2.600%	10/01/2050	2,000,000	1,948,410
HCA, Inc. (Health Care Providers & Svs.)		5.250%	06/15/2026	1,000,000	1,166,433
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.950%	06/30/2030	2,000,000	2,183,079
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.800%	06/30/2031	1,200,000	1,295,024
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,800,000	1,752,545
					15,271,541
Industrials–9.0%
Air Lease Corp. (Trading Companies & Distributors)		2.250%	01/15/2023	2,000,000	2,004,168
Air Lease Corp. (Trading Companies & Distributors)		2.300%	02/01/2025	2,000,000	1,963,823
BAE Systems PLC (Aerospace & Defense)	(a)	1.900%	02/15/2031	2,000,000	1,979,406
Boeing Co. / The (Aerospace & Defense)		3.200%	03/01/2029	3,000,000	2,952,754
Burlington Northern Santa Fe LLC (Road & Rail)		4.550%	09/01/2044	900,000	1,169,323
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	2,000,000	2,597,816
Lockheed Martin Corp. (Aerospace & Defense)		1.850%	06/15/2030	1,200,000	1,248,190
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	1,000,000	1,199,264
Lockheed Martin Corp. (Aerospace & Defense)		2.800%	06/15/2050	600,000	623,243
Northrop Grumman Corp. (Aerospace & Defense)		2.930%	01/15/2025	2,500,000	2,719,633
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	1,400,000	1,708,763
Union Pacific Corp. (Road & Rail)		3.250%	08/15/2025	1,000,000	1,110,213
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	2,000,000	2,182,500
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.250%	12/01/2028	1,800,000	2,154,627
					25,613,723
Information Technology–1.4%
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		4.900%	10/15/2025	850,000	973,899
Microsoft Corp. (Software)		4.100%	02/06/2037	565,000	733,043

(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
Microsoft Corp. (Software)		2.525%	06/01/2050	$1,235,000	$ 1,288,326
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		4.875%	03/01/2024	900,000	979,195
					3,974,463
Materials–8.6%
Anglo American Capital PLC (Metals & Mining)	(a)	4.750%	04/10/2027	1,000,000	1,148,445
Anglo American Capital PLC (Metals & Mining)	(a)	4.000%	09/11/2027	900,000	993,109
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	2,000,000	2,327,226
DuPont de Nemours, Inc. (Chemicals)		2.169%	05/01/2023	2,000,000	2,018,607
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	3,000,000	3,400,970
Mosaic Co. / The (Chemicals)		4.050%	11/15/2027	3,000,000	3,335,756
Nutrien Ltd. (Chemicals)		4.200%	04/01/2029	1,900,000	2,258,431
RPM International, Inc. (Chemicals)		4.250%	01/15/2048	3,000,000	3,179,319
Steel Dynamics, Inc. (Metals & Mining)		2.800%	12/15/2024	1,200,000	1,267,722
Steel Dynamics, Inc. (Metals & Mining)		3.250%	01/15/2031	1,200,000	1,283,110
Syngenta Finance N.V. (Chemicals)	(a)	5.182%	04/24/2028	1,000,000	1,100,648
Yamana Gold, Inc. (Metals & Mining)		4.625%	12/15/2027	2,000,000	2,167,976
					24,481,319
Real Estate–3.4%
Alexandria Real Estate Equities, Inc. (Equity REIT)		3.950%	01/15/2028	1,000,000	1,150,403
Federal Realty Investment Trust (Equity REIT)		3.250%	07/15/2027	2,000,000	2,122,724
Healthcare Realty Trust, Inc. (Equity REIT)		3.875%	05/01/2025	1,400,000	1,529,722
Healthcare Realty Trust, Inc. (Equity REIT)		3.625%	01/15/2028	1,000,000	1,095,448
Healthpeak Properties, Inc. (Equity REIT)		4.000%	06/01/2025	1,500,000	1,686,634
Welltower, Inc. (Equity REIT)		4.250%	04/01/2026	1,000,000	1,145,277
Welltower, Inc. (Equity REIT)		2.700%	02/15/2027	1,000,000	1,055,333
					9,785,541
Utilities–8.1%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	1,210,646
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,351,000	1,579,172
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	2,000,000	2,284,870
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	1,400,000	1,722,154
Berkshire Hathaway Energy Co. (Multi-Utilities)		3.250%	04/15/2028	1,900,000	2,153,156
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	2,000,000	2,556,552
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	1,263,258
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,000,000	1,138,054
Eversource Energy (Electric Utilities)		3.300%	01/15/2028	1,000,000	1,116,062
FirstEnergy Transmission LLC (Electric Utilities)	(a)	4.550%	04/01/2049	1,800,000	2,111,500
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	2,000,000	2,246,752
Jersey Central Power & Light Co. (Electric Utilities)	(a)	4.300%	01/15/2026	900,000	1,028,673
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,500,000	1,770,526
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	1,000,000	1,045,323
					23,226,698
Total Corporate Bonds (Cost $245,184,194)					$268,583,883

Asset-Backed Securities–3.0%		Rate	Maturity	Face Amount	Value
Industrials–3.0%
Air Canada 2017-1 Class B Pass Through Trust	(a)	3.700%	01/15/2026	$2,010,582	$ 1,639,917
American Airlines 2015-1 Class B Pass Through Trust		3.700%	05/01/2023	2,670,227	1,852,070
FedEx Corp. 2020-1 CLASS AA Pass Through Trust		1.875%	02/20/2034	3,000,000	3,041,999
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	1,414,583	1,077,063
United Airlines 2019-2 Class AA Pass Through Trust		2.700%	05/01/2032	1,000,000	945,417
Total Asset-Backed Securities (Cost $10,097,340)					$8,556,466

Money Market Funds–3.5%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.114%	(c)	9,916,770	$ 9,918,754
Total Money Market Funds (Cost $9,918,945)			$9,918,754
Total Investments – 100.7% (Cost $265,200,479)	(d)		$287,059,103
Liabilities in Excess of Other Assets – (0.7)%			(1,903,057)
Net Assets – 100.0%			$285,156,046

(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 0.280% at 09/30/2020
QL:	Quarterly U.S. LIBOR Rate, 0.234% at 09/30/2020
SOFR:	Secured Overnight Financing Rate, 0.080% at 09/30/2020
USISDA05:	USD ICE Swap Rate 11:00am NY 5 Year, 0.344% at 09/30/2020
USSW5:	USD Swap Semi 30/360 5 Year, 0.346% at 09/30/2020

Footnotes:
(a)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2020, the value of these securities totaled $24,837,770, or 8.7% of the Portfolio’s net assets.
(b)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2020.
(c)	Rate represents the seven-day yield at September 30, 2020.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks–67.2%		Shares	Value
Communication Services–7.2%
Activision Blizzard, Inc. (Entertainment)		22,015	$ 1,782,114
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	4,958	7,266,445
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	3,560	5,231,776
AT&T, Inc. (Diversified Telecom. Svs.)		51,111	1,457,175
CenturyLink, Inc. (Diversified Telecom. Svs.)		55,189	556,857
Charter Communications, Inc. Class A (Media)	(a)	182	113,630
Comcast Corp. Class A (Media)		34,193	1,581,768
Discovery, Inc. Class A (Media)	(a)	85,936	1,870,827
Discovery, Inc. Class C (Media)	(a)	3,885	76,146
Electronic Arts, Inc. (Entertainment)	(a)	4,813	627,663
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	14,414	3,775,027
Interpublic Group of Cos., Inc. / The (Media)		51,516	858,772
Netflix, Inc. (Entertainment)	(a)	6,374	3,187,191
Nexstar Media Group, Inc. Class A (Media)		1,746	157,018
Roku, Inc. (Entertainment)	(a)	631	119,133
Sirius XM Holdings, Inc. (Media)		287,278	1,539,810
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		13,980	257,791
Twitter, Inc. (Interactive Media & Svs.)	(a)	50,221	2,234,834
United States Cellular Corp. (Wireless Telecom. Svs.)	(a)	2,551	75,331
Verizon Communications, Inc. (Diversified Telecom. Svs.)		33,608	1,999,340
ViacomCBS, Inc. Class B (Media)		13,056	365,698
Walt Disney Co. / The (Entertainment)		11,433	1,418,607
			36,552,953
Consumer Discretionary–7.7%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	5,639	17,755,688
Aptiv PLC (Auto Components)		6,386	585,468
Best Buy Co., Inc. (Specialty Retail)		3,999	445,049
Bright Horizons Family Solutions, Inc. (Diversified Consumer Svs.)	(a)	1,114	169,373
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	1,528	85,660
CarMax, Inc. (Specialty Retail)	(a)	1,951	179,316
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	282	350,726
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		9,078	914,518
Dollar Tree, Inc. (Multiline Retail)	(a)	2,651	242,142
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		266	113,124
DraftKings, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	1,533	90,202
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)		3,175	260,064
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	775	94,263
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)		24,949	298,141
Ford Motor Co. (Automobiles)		48,864	325,434
Genuine Parts Co. (Distributors)		11,008	1,047,631
H&R Block, Inc. (Diversified Consumer Svs.)		4,042	65,844
Harley-Davidson, Inc. (Automobiles)		2,299	56,417
Home Depot, Inc. / The (Specialty Retail)		26,762	7,432,075
L Brands, Inc. (Specialty Retail)		2,949	93,808
Lowe's Cos., Inc. (Specialty Retail)		3,782	627,283
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,910	958,467
McDonald's Corp. (Hotels, Restaurants & Leisure)		9,403	2,063,864
MGM Resorts International (Hotels, Restaurants & Leisure)		6,058	131,762
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		4,794	601,839
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	911	420,044
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	1,289	93,710
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		9,082	617,304
Tesla, Inc. (Automobiles)	(a)	950	407,560
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		5,324	323,646
TJX Cos., Inc. / The (Specialty Retail)		14,714	818,834
Tractor Supply Co. (Specialty Retail)		1,424	204,116
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)		19,190	590,284
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		3,609	329,502
			38,793,158
Consumer Staples–5.1%
Brown-Forman Corp. Class B (Beverages)		2,661	200,427
Clorox Co. / The (Household Products)		12,883	2,707,620
Colgate-Palmolive Co. (Household Products)		42,571	3,284,353
Costco Wholesale Corp. (Food & Staples Retailing)		13,783	4,892,965
General Mills, Inc. (Food Products)		37,524	2,314,480
Hershey Co. / The (Food Products)		16,788	2,406,392
Hormel Foods Corp. (Food Products)		5,760	281,606

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
McCormick & Co., Inc. (Food Products)		7,825	$ 1,518,833
PepsiCo, Inc. (Beverages)		43,634	6,047,672
Procter & Gamble Co. / The (Household Products)		14,630	2,033,424
			25,687,772
Energy–1.4%
Baker Hughes Co. (Energy Equip. & Svs.)		38,969	517,898
Chevron Corp. (Oil, Gas & Consumable Fuels)		14,802	1,065,744
ConocoPhillips (Oil, Gas & Consumable Fuels)		35,495	1,165,656
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		13,347	163,901
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		44,944	1,615,287
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		2,731	93,755
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		7,404	192,356
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	13,954	172,960
Phillips 66 (Oil, Gas & Consumable Fuels)		17,568	910,725
Schlumberger N.V. (Energy Equip. & Svs.)		33,799	525,913
TechnipFMC PLC (Energy Equip. & Svs.)		48,084	303,410
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		10,282	445,416
			7,173,021
Financials–6.6%
Aflac, Inc. (Insurance)		17,270	627,764
Allstate Corp. / The (Insurance)		3,659	344,458
Ally Financial, Inc. (Consumer Finance)		27,486	689,074
American Express Co. (Consumer Finance)		13,646	1,368,011
Ameriprise Financial, Inc. (Capital Markets)		5,303	817,245
Athene Holding Ltd. Class A (Insurance)	(a)	20,170	687,394
Bank of America Corp. (Banks)		85,973	2,071,090
Bank of Hawaii Corp. (Banks)		611	30,868
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	16,419	3,496,262
Brighthouse Financial, Inc. (Insurance)	(a)	2,071	55,731
Brown & Brown, Inc. (Insurance)		2,216	100,318
CBOE Global Markets, Inc. (Capital Markets)		5,959	522,843
Charles Schwab Corp. / The (Capital Markets)		66,340	2,403,498
Cincinnati Financial Corp. (Insurance)		11,835	922,775
CME Group, Inc. (Capital Markets)		8,019	1,341,659
Cullen / Frost Bankers, Inc. (Banks)		9,619	615,135
E*TRADE Financial Corp. (Capital Markets)		976	48,849
FactSet Research Systems, Inc. (Capital Markets)		2,464	825,144
First American Financial Corp. (Insurance)		6,846	348,530
First Horizon National Corp. (Banks)		3,321	31,317
First Republic Bank (Banks)		5,188	565,803
Franklin Resources, Inc. (Capital Markets)		8,031	163,431
Invesco Ltd. (Capital Markets)		8,634	98,514
JPMorgan Chase & Co. (Banks)		29,816	2,870,386
Lincoln National Corp. (Insurance)		24,346	762,760
Marsh & McLennan Cos., Inc. (Insurance)		11,351	1,301,960
Moody's Corp. (Capital Markets)		10,613	3,076,178
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		8,462	69,981
Progressive Corp. / The (Insurance)		2,652	251,065
Prosperity Bancshares, Inc. (Banks)		1,548	80,233
S&P Global, Inc. (Capital Markets)		9,829	3,544,337
State Street Corp. (Capital Markets)		2,618	155,326
T. Rowe Price Group, Inc. (Capital Markets)		4,899	628,150
Travelers Cos., Inc. / The (Insurance)		3,085	333,766
Wells Fargo & Co. (Banks)		77,199	1,814,948
Willis Towers Watson PLC (Insurance)		1,580	329,936
			33,394,739
Health Care–9.2%
1Life Healthcare, Inc. (Health Care Providers & Svs.)	(a)	8,088	229,376
Abbott Laboratories (Health Care Equip. & Supplies)		21,638	2,354,863
AbbVie, Inc. (Biotechnology)		49,193	4,308,815
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		4,198	423,746
Amgen, Inc. (Biotechnology)		10,367	2,634,877
Anthem, Inc. (Health Care Providers & Svs.)		5,712	1,534,186
Biogen, Inc. (Biotechnology)	(a)	1,924	545,800
Bristol-Myers Squibb Co. (Pharmaceuticals)		6,693	403,521
Cardinal Health, Inc. (Health Care Providers & Svs.)		3,604	169,208
Catalent, Inc. (Pharmaceuticals)	(a)	2,035	174,318

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Cigna Corp. (Health Care Providers & Svs.)		3,083	$ 522,291
CVS Health Corp. (Health Care Providers & Svs.)		21,335	1,245,964
DexCom, Inc. (Health Care Equip. & Supplies)	(a)	1,543	636,071
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	36,987	2,952,302
Gilead Sciences, Inc. (Biotechnology)		44,652	2,821,560
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	3,306	1,299,622
Johnson & Johnson (Pharmaceuticals)		32,040	4,770,115
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	732	137,814
McKesson Corp. (Health Care Providers & Svs.)		8,848	1,317,733
Medtronic PLC (Health Care Equip. & Supplies)		14,348	1,491,044
Merck & Co., Inc. (Pharmaceuticals)		50,670	4,203,076
Pfizer, Inc. (Pharmaceuticals)		68,568	2,516,446
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		3,017	345,416
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,268	709,801
Stryker Corp. (Health Care Equip. & Supplies)		7,388	1,539,438
Teladoc Health, Inc. (Health Care Technology)	(a)	4,172	914,669
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		963	425,184
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		11,765	3,667,974
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	1,610	452,716
Zoetis, Inc. (Pharmaceuticals)		12,125	2,005,111
			46,753,057
Industrials–5.8%
3M Co. (Industrial Conglomerates)		3,940	631,109
AGCO Corp. (Machinery)		3,266	242,566
Alaska Air Group, Inc. (Airlines)		8,242	301,904
Allegion PLC (Building Products)		27,831	2,752,764
American Airlines Group, Inc. (Airlines)		6,210	76,321
AMETEK, Inc. (Electrical Equip.)		420	41,748
Canadian Pacific Railway Ltd. (Road & Rail)		591	179,918
Carlisle Cos., Inc. (Industrial Conglomerates)		1,144	139,991
Cintas Corp. (Commercial Svs. & Supplies)		1,648	548,504
CSX Corp. (Road & Rail)		11,133	864,700
Curtiss-Wright Corp. (Aerospace & Defense)		1,274	118,813
Deere & Co. (Machinery)		18,399	4,077,770
Delta Air Lines, Inc. (Airlines)		3,277	100,211
Dover Corp. (Machinery)		590	63,921
EMCOR Group, Inc. (Construction & Engineering)		4,065	275,241
Expeditors International of Washington, Inc. (Air Freight & Logistics)		2,551	230,917
Fastenal Co. (Trading Companies & Distributors)		6,889	310,625
GATX Corp. (Trading Companies & Distributors)		8,487	541,046
HEICO Corp. (Aerospace & Defense)		1,169	122,348
Honeywell International, Inc. (Industrial Conglomerates)		22,404	3,687,922
Hubbell, Inc. (Electrical Equip.)		8,489	1,161,635
L3Harris Technologies, Inc. (Aerospace & Defense)		5,222	886,904
Lennox International, Inc. (Building Products)		1,030	280,788
Lockheed Martin Corp. (Aerospace & Defense)		3,063	1,173,987
MasTec, Inc. (Construction & Engineering)	(a)	8,235	347,517
Mercury Systems, Inc. (Aerospace & Defense)	(a)	509	39,427
Northrop Grumman Corp. (Aerospace & Defense)		2,191	691,239
Old Dominion Freight Line, Inc. (Road & Rail)		976	176,578
Oshkosh Corp. (Machinery)		13,978	1,027,383
PACCAR, Inc. (Machinery)		709	60,464
Robert Half International, Inc. (Professional Svs.)		14,401	762,389
Rockwell Automation, Inc. (Electrical Equip.)		2,560	564,941
Roper Technologies, Inc. (Industrial Conglomerates)		2,223	878,330
Snap-on, Inc. (Machinery)		3,576	526,137
Trex Co., Inc. (Building Products)	(a)	702	50,263
United Airlines Holdings, Inc. (Airlines)	(a)	8,738	303,646
Verisk Analytics, Inc. (Professional Svs.)		4,837	896,344
W.W. Grainger, Inc. (Trading Companies & Distributors)		3,623	1,292,578
Xylem, Inc. (Machinery)		32,954	2,772,090
			29,200,979
Information Technology–18.9%
Accenture PLC Class A (IT Svs.)		2,503	565,653
Adobe, Inc. (Software)	(a)	5,024	2,463,920
Analog Devices, Inc. (Semiconductors & Equip.)		7,145	834,107
Apple, Inc. (Tech. Hardware, Storage & Periph.)		164,497	19,050,398
Applied Materials, Inc. (Semiconductors & Equip.)		44,948	2,672,159

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Automatic Data Processing, Inc. (IT Svs.)		9,148	$ 1,276,054
Cadence Design Systems, Inc. (Software)	(a)	3,223	343,668
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	6,539	441,056
Cisco Systems, Inc. (Communications Equip.)		116,738	4,598,310
Fiserv, Inc. (IT Svs.)	(a)	19,847	2,045,233
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		213,395	1,999,511
HP, Inc. (Tech. Hardware, Storage & Periph.)		16,843	319,849
Intel Corp. (Semiconductors & Equip.)		115,761	5,994,105
Mastercard, Inc. Class A (IT Svs.)		4,928	1,666,502
Microsoft Corp. (Software)		102,604	21,580,699
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		14,951	655,452
NVIDIA Corp. (Semiconductors & Equip.)		13,327	7,212,839
PayPal Holdings, Inc. (IT Svs.)	(a)	33,198	6,541,002
salesforce.com, Inc. (Software)	(a)	26,053	6,547,640
ServiceNow, Inc. (Software)	(a)	2,198	1,066,030
Visa, Inc. (IT Svs.)		32,313	6,461,631
VMware, Inc. Class A (Software)	(a)	10,550	1,515,718
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	329	83,059
			95,934,595
Materials–1.4%
Air Products & Chemicals, Inc. (Chemicals)		1,689	503,085
Ecolab, Inc. (Chemicals)		16,651	3,327,536
FMC Corp. (Chemicals)		4,690	496,718
PPG Industries, Inc. (Chemicals)		9,545	1,165,254
Reliance Steel & Aluminum Co. (Metals & Mining)		5,381	549,077
Sherwin-Williams Co. / The (Chemicals)		1,359	946,870
Steel Dynamics, Inc. (Metals & Mining)		8,394	240,320
			7,228,860
Real Estate–1.7%
Alexandria Real Estate Equities, Inc. (Equity REIT)		3,298	527,680
American Tower Corp. (Equity REIT)		7,003	1,692,835
AvalonBay Communities, Inc. (Equity REIT)		3,029	452,351
Equity Residential (Equity REIT)		28,431	1,459,363
Prologis, Inc. (Equity REIT)		46,189	4,647,537
			8,779,766
Utilities–2.2%
Alliant Energy Corp. (Electric Utilities)		11,324	584,885
Ameren Corp. (Multi-Utilities)		7,491	592,388
CMS Energy Corp. (Multi-Utilities)		43,766	2,687,670
Consolidated Edison, Inc. (Multi-Utilities)		21,016	1,635,045
Eversource Energy (Electric Utilities)		9,633	804,837
IDACORP, Inc. (Electric Utilities)		3,265	260,873
NextEra Energy, Inc. (Electric Utilities)		15,505	4,303,568
Pinnacle West Capital Corp. (Electric Utilities)		5,060	377,223
			11,246,489
Total Common Stocks (Cost $303,037,497)			$340,745,389

Corporate Bonds–29.8%		Rate	Maturity	Face Amount	Value
Communication Services–2.1%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$ 1,000,000	$ 1,206,594
Comcast Corp. (Media)		3.250%	11/01/2039	2,000,000	2,213,389
Lamar Media Corp. (Media)	(b)	4.875%	01/15/2029	800,000	832,000
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.700%	11/15/2049	1,400,000	1,563,210
Time Warner Cable LLC (Media)		6.550%	05/01/2037	150,000	199,139
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(b)	3.875%	04/15/2030	1,200,000	1,364,436
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.500%	08/10/2033	1,000,000	1,262,775
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,000,000	1,247,617
Walt Disney Co. / The (Entertainment)		3.600%	01/13/2051	750,000	844,541
					10,733,701
Consumer Discretionary–2.0%
Amazon.com, Inc. (Internet & Direct Marketing Retail)		3.875%	08/22/2037	1,000,000	1,243,465
Aptiv PLC (Auto Components)		4.350%	03/15/2029	150,000	169,170
Best Buy Co., Inc. (Specialty Retail)		1.950%	10/01/2030	2,000,000	1,986,545
Booking Holdings, Inc. (Internet & Direct Marketing Retail)		3.550%	03/15/2028	200,000	223,001
Expedia Group, Inc. (Internet & Direct Marketing Retail)	(b)	4.625%	08/01/2027	1,000,000	1,050,232

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	$ 2,000,000	$ 2,098,464
Lear Corp. (Auto Components)		3.500%	05/30/2030	1,000,000	1,022,858
Target Corp. (Multiline Retail)		2.350%	02/15/2030	2,000,000	2,170,008
					9,963,743
Consumer Staples–2.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	2,412,642
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	1,000,000	1,075,961
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	1,000,000	1,146,650
Campbell Soup Co. (Food Products)		4.150%	03/15/2028	2,000,000	2,325,976
Costco Wholesale Corp. (Food & Staples Retailing)		1.750%	04/20/2032	800,000	820,086
Diageo Capital PLC (Beverages)		2.375%	10/24/2029	2,000,000	2,131,102
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,200,000	1,233,394
Keurig Dr Pepper, Inc. (Beverages)		3.430%	06/15/2027	1,000,000	1,112,889
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	1,000,000	1,138,454
					13,397,154
Energy–3.1%
Baker Hughes, a GE Co. LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		3.337%	12/15/2027	1,000,000	1,062,157
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	1,098,243
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		1.749%	08/10/2030	600,000	595,009
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.895%	03/03/2024	100,000	107,353
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.236%	05/11/2030	1,200,000	1,272,501
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)		3.750%	10/01/2027	1,000,000	1,078,026
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)		2.400%	02/15/2031	1,200,000	1,146,663
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	1,000,000	1,058,476
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		3.150%	04/01/2025	100,000	109,152
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4.114%	03/01/2046	100,000	118,496
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		3.452%	04/15/2051	800,000	876,701
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	100,000	105,678
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	1,177,966
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		3.850%	06/01/2025	150,000	153,954
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		5.850%	01/15/2026	800,000	919,882
Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels)	(b)	4.500%	05/15/2030	400,000	450,192
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,500,000	1,745,282
Tennessee Gas Pipeline Co. LLC (Oil, Gas & Consumable Fuels)	(b)	2.900%	03/01/2030	1,000,000	1,035,056
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.350%	08/15/2022	109,000	113,183
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	1,096,834
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	100,000	112,091
					15,432,895
Financials–7.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		3.300%	01/23/2023	1,000,000	1,003,380
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		4.875%	01/16/2024	1,000,000	1,035,474
American International Group, Inc. (Insurance)		3.875%	01/15/2035	150,000	172,399
Bank of America Corp. (Banks)		3.875%	08/01/2025	1,000,000	1,135,250
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(c)	3.803%	12/15/2032	200,000	222,801
Bank of New York Mellon Corp. / The (Capital Markets)		3.300%	08/23/2029	200,000	229,120
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.125%	03/15/2026	100,000	111,613
BlackRock, Inc. (Capital Markets)		2.400%	04/30/2030	2,000,000	2,182,214
Capital One Bank U.S.A. N.A. (Rate is fixed until 01/28/2025, at which point, the rate becomes SOFR + 91) (Consumer Finance)	(c)	2.280%	01/28/2026	1,000,000	1,034,780
Citigroup, Inc. (Rate is fixed until 07/24/2027, at which point, the rate becomes QL + 139) (Banks)	(c)	3.668%	07/24/2028	1,000,000	1,122,472
Citigroup, Inc. (Rate is fixed until 11/05/2029, at which point, the rate becomes SOFR + 142) (Banks)	(c)	2.976%	11/05/2030	1,000,000	1,081,103
Discover Bank (Banks)		2.450%	09/12/2024	1,000,000	1,054,836
Discover Bank (Rate is fixed until 08/09/2023, at which point, the rate becomes USSW5 + 173) (Banks)	(c)	4.682%	08/09/2028	250,000	262,085
E*TRADE Financial Corp. (Capital Markets)		2.950%	08/24/2022	200,000	208,349
Ford Motor Credit Co. LLC (Consumer Finance)		3.087%	01/09/2023	2,000,000	1,959,780
General Motors Financial Co., Inc. (Consumer Finance)		4.200%	03/01/2021	1,500,000	1,518,355
General Motors Financial Co., Inc. (Consumer Finance)		3.200%	07/06/2021	100,000	101,512
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	1,000,000	1,111,188
Goldman Sachs Group, Inc. / The (Rate is fixed until 06/05/2027, at which point, the rate becomes QL + 151) (Capital Markets)	(c)	3.691%	06/05/2028	1,000,000	1,121,139
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. (Diversified Financial Svs.)		4.850%	01/15/2027	200,000	227,152
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	1,000,000	1,118,809
JPMorgan Chase & Co. (Rate is fixed until 05/13/2030, at which point, the rate becomes SOFR + 252) (Banks)	(c)	2.956%	05/13/2031	1,000,000	1,068,910
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	100,000	109,222

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	$ 1,000,000	$ 1,129,714
Morgan Stanley (Rate is fixed until 01/22/2030, at which point, the rate becomes SOFR + 114) (Capital Markets)	(c)	2.699%	01/22/2031	3,000,000	3,202,800
Nasdaq, Inc. (Capital Markets)		3.850%	06/30/2026	1,000,000	1,136,662
Northern Trust Corp. (Capital Markets)		3.950%	10/30/2025	200,000	231,593
PNC Bank N.A. (Banks)		4.050%	07/26/2028	1,950,000	2,279,656
Principal Financial Group, Inc. (Insurance)		QL + 304	05/15/2055	2,000,000	1,789,400
S&P Global, Inc. (Capital Markets)		1.250%	08/15/2030	400,000	393,241
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	1,000,000	1,086,476
TD Ameritrade Holding Corp. (Capital Markets)		3.300%	04/01/2027	1,000,000	1,122,013
Teachers Insurance & Annuity Association of America (Insurance)	(b)	4.270%	05/15/2047	100,000	116,889
Truist Bank (Rate is fixed until 09/17/2024, at which point, the rate becomes H15T5Y + 115) (Banks)	(c)	2.636%	09/17/2029	3,000,000	3,112,234
U.S. Bancorp (Banks)		1.375%	07/22/2030	1,000,000	992,263
Volkswagen Group of America Finance LLC (Consumer Finance)	(b)	4.625%	11/13/2025	200,000	232,360
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	1,500,000	1,631,510
Wells Fargo & Co. (Rate is fixed until 04/30/2040, at which point, the rate becomes SOFR + 253) (Banks)	(c)	3.068%	04/30/2041	800,000	830,038
Westpac Banking Corp. (Rate is fixed until 02/04/2025, at which point, the rate becomes H15T5Y + 135) (Banks)	(c)	2.894%	02/04/2030	1,500,000	1,554,240
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISDA05 + 224) (Banks)	(c)	4.322%	11/23/2031	200,000	226,178
					40,259,210
Health Care–2.3%
AbbVie, Inc. (Biotechnology)	(b)	3.200%	11/21/2029	1,000,000	1,099,536
AbbVie, Inc. (Biotechnology)	(b)	4.250%	11/21/2049	2,000,000	2,362,303
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.875%	08/15/2025	150,000	171,229
CVS Health Corp. (Health Care Providers & Svs.)		4.100%	03/25/2025	241,000	272,293
Danaher Corp. (Health Care Equip. & Supplies)		2.600%	10/01/2050	1,000,000	974,205
HCA, Inc. (Health Care Providers & Svs.)		5.250%	06/15/2026	2,000,000	2,332,866
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.800%	06/30/2031	800,000	863,350
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,200,000	1,168,363
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3.875%	12/15/2028	2,000,000	2,373,622
					11,617,767
Industrials–2.2%
Air Lease Corp. (Trading Companies & Distributors)		2.250%	01/15/2023	1,000,000	1,002,084
Air Lease Corp. (Trading Companies & Distributors)		2.300%	02/01/2025	2,000,000	1,963,823
Boeing Co. / The (Aerospace & Defense)		3.200%	03/01/2029	1,500,000	1,476,377
Burlington Northern Santa Fe LLC (Road & Rail)		4.550%	09/01/2044	100,000	129,925
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	1,000,000	1,298,908
Lockheed Martin Corp. (Aerospace & Defense)		1.850%	06/15/2030	800,000	832,127
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	100,000	119,926
Lockheed Martin Corp. (Aerospace & Defense)		2.800%	06/15/2050	400,000	415,495
Northrop Grumman Corp. (Aerospace & Defense)		2.930%	01/15/2025	100,000	108,785
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	100,000	122,055
Union Pacific Corp. (Road & Rail)		3.250%	08/15/2025	100,000	111,021
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	1,000,000	1,050,000
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	100,000	109,125
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.250%	12/01/2028	200,000	239,403
Waste Connections, Inc. (Commercial Svs. & Supplies)		2.600%	02/01/2030	2,000,000	2,149,575
					11,128,629
Information Technology–0.8%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.200%	09/11/2029	1,000,000	1,074,710
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		4.900%	10/15/2025	150,000	171,865
Microsoft Corp. (Software)		4.100%	02/06/2037	63,000	81,738
Microsoft Corp. (Software)		2.525%	06/01/2050	137,000	142,915
Oracle Corp. (Software)		4.300%	07/08/2034	2,100,000	2,628,684
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		4.875%	03/01/2024	100,000	108,799
					4,208,711
Materials–1.7%
Anglo American Capital PLC (Metals & Mining)	(b)	4.000%	09/11/2027	100,000	110,345
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	2,000,000	2,327,226
DuPont de Nemours, Inc. (Chemicals)		2.169%	05/01/2023	1,000,000	1,009,304
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	1,000,000	1,133,657
Mosaic Co. / The (Chemicals)		4.050%	11/15/2027	1,000,000	1,111,919
Nutrien Ltd. (Chemicals)		4.200%	04/01/2029	100,000	118,865
Steel Dynamics, Inc. (Metals & Mining)		2.800%	12/15/2024	800,000	845,148

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Steel Dynamics, Inc. (Metals & Mining)		3.250%	01/15/2031	$ 800,000	$ 855,406
Yamana Gold, Inc. (Metals & Mining)		4.625%	12/15/2027	1,000,000	1,083,988
					8,595,858
Real Estate–0.9%
Alexandria Real Estate Equities, Inc. (Equity REIT)		3.950%	01/15/2028	1,000,000	1,150,403
American Tower Corp. (Equity REIT)		2.750%	01/15/2027	2,000,000	2,156,358
Healthcare Realty Trust, Inc. (Equity REIT)		3.875%	05/01/2025	100,000	109,266
Healthpeak Properties, Inc. (Equity REIT)		4.000%	06/01/2025	100,000	112,442
Welltower, Inc. (Equity REIT)		2.700%	02/15/2027	1,000,000	1,055,333
					4,583,802
Utilities–4.2%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	1,210,646
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,000,000	1,168,891
Alabama Power Co. (Electric Utilities)		3.450%	10/01/2049	2,000,000	2,271,298
Ameren Corp. (Multi-Utilities)		2.500%	09/15/2024	1,000,000	1,059,021
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	1,000,000	1,142,435
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	100,000	123,011
Berkshire Hathaway Energy Co. (Multi-Utilities)		3.250%	04/15/2028	100,000	113,324
Black Hills Corp. (Multi-Utilities)		3.050%	10/15/2029	2,500,000	2,720,511
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	1,000,000	1,278,276
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	1,263,258
Consolidated Edison Co. of New York, Inc. (Multi-Utilities)		3.850%	06/15/2046	2,000,000	2,343,969
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,500,000	1,707,080
Duke Energy Indiana LLC (Electric Utilities)		3.250%	10/01/2049	1,000,000	1,113,260
FirstEnergy Transmission LLC (Electric Utilities)	(b)	4.550%	04/01/2049	200,000	234,611
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	1,000,000	1,123,376
Jersey Central Power & Light Co. (Electric Utilities)	(b)	4.300%	01/15/2026	100,000	114,297
Oncor Electric Delivery Co. LLC (Electric Utilities)		3.100%	09/15/2049	1,000,000	1,095,834
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,000,000	1,180,351
					21,263,449
Total Corporate Bonds (Cost $141,930,655)					$151,184,919

Asset-Backed Securities–0.6%	Rate	Maturity	Face Amount	Value
Industrials–0.6%
American Airlines 2015-1 Class B Pass Through Trust	3.700%	05/01/2023	$ 111,259	$ 77,170
FedEx Corp. 2020-1 CLASS AA Pass Through Trust	1.875%	02/20/2034	2,000,000	2,027,999
United Airlines 2016-1 Class B Pass Through Trust	3.650%	01/07/2026	157,176	119,674
United Airlines 2019-2 Class AA Pass Through Trust	2.700%	05/01/2032	1,000,000	945,417
Total Asset-Backed Securities (Cost $3,268,453)				$3,170,260

Rights–0.0%		Quantity	Value
Health Care–0.0%
Bristol-Myers Squibb Co. (Pharmaceuticals)	(a)	10,603	$ 23,857
Total Rights (Cost $22,584)			$23,857

Money Market Funds–2.4%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.114%	(d)	12,212,397	$ 12,214,839
Total Money Market Funds (Cost $12,215,805)			$12,214,839
Total Investments – 100.0% (Cost $460,474,994)	(e)		$507,339,264
Liabilities in Excess of Other Assets – (0.0)%	(f)		(211,714)
Net Assets – 100.0%			$507,127,550

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 0.280% at 09/30/2020
QL:	Quarterly U.S. LIBOR Rate, 0.234% at 09/30/2020
SOFR:	Secured Overnight Financing Rate, 0.080% at 09/30/2020
USISDA05:	USD ICE Swap Rate 11:00am NY 5 Year, 0.344% at 09/30/2020
USSW5:	USD Swap Semi 30/360 5 Year, 0.346% at 09/30/2020

Footnotes:
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2020, the value of these securities totaled $9,002,257, or 1.8% of the Portfolio’s net assets.
(c)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2020.
(d)	Rate represents the seven-day yield at September 30, 2020.
(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(f)	Includes $816,000 of cash pledged as collateral for the futures contracts outstanding at September 30, 2020. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2020 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	68	December 18, 2020	$11,434,519	$11,396,800	$(37,719)	$61,860
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks–96.6%		Shares	Value
Japan–26.6%
Aisin Seiki Co. Ltd. (Consumer Discretionary)	(a)	9,600	$ 307,143
Alfresa Holdings Corp. (Health Care)	(a)	16,300	357,016
Amada Co. Ltd. (Industrials)	(a)	76,700	717,509
Anritsu Corp. (Information Technology)	(a)	12,100	275,736
Aozora Bank Ltd. (Financials)	(a)	7,900	131,175
Asahi Group Holdings Ltd. (Consumer Staples)	(a)	86,100	3,000,810
Asahi Kasei Corp. (Materials)	(a)	38,700	337,604
Astellas Pharma, Inc. (Health Care)	(a)	34,000	506,824
Benesse Holdings, Inc. (Consumer Discretionary)	(a)	8,500	218,781
Canon, Inc. (Information Technology)	(a)	71,700	1,189,256
Chugai Pharmaceutical Co. Ltd. (Health Care)	(a)	24,900	1,117,399
Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)	(a)	5,500	92,070
CyberAgent, Inc. (Communication Services)	(a)	6,400	395,210
Dai Nippon Printing Co. Ltd. (Industrials)	(a)	10,000	202,697
Daifuku Co. Ltd. (Industrials)	(a)	2,200	222,062
Daiichi Sankyo Co. Ltd. (Health Care)	(a)	59,000	1,811,167
Daikin Industries Ltd. (Industrials)	(a)	500	92,387
Daiwa House Industry Co. Ltd. (Real Estate)	(a)	56,319	1,444,431
Denso Corp. (Consumer Discretionary)	(a)	49,200	2,156,520
Dentsu Group, Inc. (Communication Services)	(a)	6,200	183,002
DIC Corp. (Materials)	(a)	25,900	647,496
Dip Corp. (Communication Services)	(a)	14,000	288,402
Disco Corp. (Information Technology)	(a)	600	146,703
East Japan Railway Co. (Industrials)	(a)	9,900	608,837
Eisai Co. Ltd. (Health Care)	(a)	9,500	867,657
ENEOS Holdings, Inc. (Energy)	(a)	229,900	820,253
FANUC Corp. (Industrials)	(a)	16,200	3,109,030
Fast Retailing Co. Ltd. (Consumer Discretionary)	(a)	2,700	1,696,737
Fuji Media Holdings, Inc. (Communication Services)	(a)	68,500	659,647
FUJIFILM Holdings Corp. (Information Technology)	(a)	16,700	823,174
Glory Ltd. (Industrials)	(a)	4,800	107,624
GMO internet, Inc. (Information Technology)	(a)	1,300	34,058
Hino Motors Ltd. (Industrials)	(a)	17,200	111,606
Hirose Electric Co. Ltd. (Information Technology)	(a)	400	51,682
Hitachi Ltd. (Information Technology)	(a)	23,400	792,311
Honda Motor Co. Ltd. (Consumer Discretionary)	(a)	83,900	1,992,396
Horiba Ltd. (Information Technology)	(a)	700	36,611
House Foods Group, Inc. (Consumer Staples)	(a)	300	10,663
Isuzu Motors Ltd. (Consumer Discretionary)	(a)	44,600	390,061
ITOCHU Corp. (Industrials)	(a)	48,000	1,229,080
Japan Post Bank Co. Ltd. (Financials)	(a)	25,400	198,115
Japan Post Holdings Co. Ltd. (Financials)	(a)	397,700	2,711,937
Japan Post Insurance Co. Ltd. (Financials)	(a)	5,500	86,599
Japan Tobacco, Inc. (Consumer Staples)	(a)	93,500	1,705,793
JCR Pharmaceuticals Co. Ltd. (Health Care)	(a)	400	11,736
JTEKT Corp. (Consumer Discretionary)	(a)	27,700	217,274
Kajima Corp. (Industrials)	(a)	1,500	18,072
Kakaku.com, Inc. (Communication Services)	(a)	6,200	163,456
Kamigumi Co. Ltd. (Industrials)	(a)	3,000	59,116
Kaneka Corp. (Materials)	(a)	20,500	574,305
Kansai Paint Co. Ltd. (Materials)	(a)	13,000	323,114
Kao Corp. (Consumer Staples)	(a)	18,610	1,397,066
Kawasaki Heavy Industries Ltd. (Industrials)	(a)(b)	6,300	85,108
KDDI Corp. (Communication Services)	(a)	163,300	4,107,248
Keyence Corp. (Information Technology)	(a)	10,700	5,002,026
Kirin Holdings Co. Ltd. (Consumer Staples)	(a)	5,300	99,548
Kissei Pharmaceutical Co. Ltd. (Health Care)	(a)	2,500	56,532
Kobe Bussan Co. Ltd. (Consumer Staples)	(a)	700	38,550
Komatsu Ltd. (Industrials)	(a)	5,100	112,012
Konami Holdings Corp. (Communication Services)	(a)	1,400	60,562
Konica Minolta, Inc. (Information Technology)	(a)	186,400	528,688
Kyocera Corp. (Information Technology)	(a)	3,600	206,123
Kyushu Railway Co. (Industrials)	(a)	39,700	848,805
Common Stocks (Continued)		Shares	Value
Japan (continued)
Lintec Corp. (Materials)	(a)	2,000	$ 46,571
Mazda Motor Corp. (Consumer Discretionary)	(a)	4,500	26,396
Mitsubishi Chemical Holdings Corp. (Materials)	(a)	2,500	14,431
Mitsubishi Estate Co. Ltd. (Real Estate)	(a)	3,400	51,502
Mitsubishi Materials Corp. (Materials)	(a)	25,800	508,434
Mitsubishi UFJ Financial Group, Inc. (Financials)	(a)	116,400	464,538
Mitsubishi UFJ Lease & Finance Co. Ltd. (Financials)	(a)	134,600	625,400
Mitsui Fudosan Co. Ltd. (Real Estate)	(a)	22,200	386,317
Mizuho Financial Group, Inc. (Financials)	(a)	1,060	13,231
Morinaga & Co. Ltd. (Consumer Staples)	(a)	600	23,675
MS&AD Insurance Group Holdings, Inc. (Financials)	(a)	16,800	452,646
Murata Manufacturing Co. Ltd. (Information Technology)	(a)	39,500	2,568,573
Nexon Co. Ltd. (Communication Services)	(a)	90,400	2,254,917
Nidec Corp. (Industrials)	(a)	43,200	4,051,204
Nihon Kohden Corp. (Health Care)	(a)	11,900	391,409
Nikon Corp. (Consumer Discretionary)	(a)	10,700	72,200
Nintendo Co. Ltd. (Communication Services)	(a)	4,000	2,266,764
Nippon Paint Holdings Co. Ltd. (Materials)	(a)	1,200	123,536
Nippon Shinyaku Co. Ltd. (Health Care)	(a)	4,200	345,802
Nippon Shokubai Co. Ltd. (Materials)	(a)	6,400	341,304
Nippon Telegraph & Telephone Corp. (Communication Services)	(a)	5,500	112,292
Nippon Television Holdings, Inc. (Communication Services)	(a)	3,600	38,707
Nisshin Seifun Group, Inc. (Consumer Staples)	(a)	16,300	258,699
Nitori Holdings Co. Ltd. (Consumer Discretionary)	(a)	3,800	788,317
Nomura Real Estate Master Fund, Inc. (Real Estate)	(a)	21	26,308
NS Solutions Corp. (Information Technology)	(a)	3,900	120,171
NTT Data Corp. (Information Technology)	(a)	29,100	372,402
NTT DOCOMO, Inc. (Communication Services)	(a)	65,500	2,406,870
Obic Co. Ltd. (Information Technology)	(a)	4,600	808,968
Omron Corp. (Information Technology)	(a)	16,700	1,305,708
Oracle Corp. Japan (Information Technology)	(a)	2,500	269,942
Oriental Land Co. Ltd. (Consumer Discretionary)	(a)	11,100	1,556,721
Panasonic Corp. (Consumer Discretionary)	(a)	27,400	233,395
PeptiDream, Inc. (Health Care)	(a)(b)	3,100	145,479
Persol Holdings Co. Ltd. (Industrials)	(a)	2,400	39,202
Pola Orbis Holdings, Inc. (Consumer Staples)	(a)	39,400	742,900
Rakuten, Inc. (Consumer Discretionary)	(a)	72,400	780,687
Recruit Holdings Co. Ltd. (Industrials)	(a)	28,500	1,131,887
Relo Group, Inc. (Real Estate)	(a)	1,300	31,227
Ricoh Co. Ltd. (Information Technology)	(a)	11,500	77,628
Rohm Co. Ltd. (Information Technology)	(a)	14,900	1,151,919
Santen Pharmaceutical Co. Ltd. (Health Care)	(a)	3,000	61,338
Sanwa Holdings Corp. (Industrials)	(a)	51,600	547,133
SCSK Corp. (Information Technology)	(a)	3,100	173,442
Sega Sammy Holdings, Inc. (Consumer Discretionary)	(a)	14,000	170,632
Seiko Epson Corp. (Information Technology)	(a)	48,300	555,462
Seven & I Holdings Co. Ltd. (Consumer Staples)	(a)	139,900	4,346,704
Sharp Corp. (Consumer Discretionary)	(a)	5,700	70,904
Shimadzu Corp. (Information Technology)	(a)	13,900	423,065
Shimano, Inc. (Consumer Discretionary)	(a)	2,600	513,227
Shin-Etsu Chemical Co. Ltd. (Materials)	(a)	2,300	300,965
Shionogi & Co. Ltd. (Health Care)	(a)	22,800	1,220,352
Shizuoka Bank Ltd. / The (Financials)	(a)	3,300	22,790
SMC Corp. (Industrials)	(a)	1,900	1,059,889
SoftBank Corp. (Communication Services)	(a)	94,200	1,052,622
SoftBank Group Corp. (Communication Services)	(a)	51,300	3,174,163
Sojitz Corp. (Industrials)	(a)	15,200	34,495
Sony Corp. (Consumer Discretionary)	(a)	63,000	4,828,448
Sugi Holdings Co. Ltd. (Consumer Staples)	(a)	3,000	212,111
Sumitomo Chemical Co. Ltd. (Materials)	(a)	187,100	619,297

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Japan (continued)
Sumitomo Corp. (Industrials)	(a)	60,700	$ 731,707
Sumitomo Dainippon Pharma Co. Ltd. (Health Care)	(a)	4,700	61,934
Sumitomo Heavy Industries Ltd. (Industrials)	(a)	21,800	507,196
Sumitomo Mitsui Financial Group, Inc. (Financials)	(a)	122,700	3,430,791
Sumitomo Mitsui Trust Holdings, Inc. (Financials)	(a)	37,100	987,000
Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	(a)	94,600	878,752
Suntory Beverage & Food Ltd. (Consumer Staples)	(a)	45,600	1,712,435
Sysmex Corp. (Health Care)	(a)	6,100	583,660
Takeda Pharmaceutical Co. Ltd. (Health Care)	(a)	97,002	3,467,135
TDK Corp. (Information Technology)	(a)	2,000	218,385
Teijin Ltd. (Materials)	(a)	2,100	32,568
Tokio Marine Holdings, Inc. (Financials)	(a)	18,400	805,084
Tokyo Electron Ltd. (Information Technology)	(a)	1,000	261,255
Tokyu Corp. (Industrials)	(a)	5,100	66,190
Toppan Printing Co. Ltd. (Industrials)	(a)	2,200	31,097
Toray Industries, Inc. (Materials)	(a)	8,700	39,803
Toyo Seikan Group Holdings Ltd. (Materials)	(a)	6,500	64,301
Toyota Motor Corp. (Consumer Discretionary)	(a)	88,000	5,840,560
Toyota Tsusho Corp. (Industrials)	(a)	1,300	36,564
Trend Micro, Inc. (Information Technology)	(a)	800	48,751
Unicharm Corp. (Consumer Staples)	(a)	27,900	1,247,779
West Japan Railway Co. (Industrials)	(a)	20,300	1,002,988
Yakult Honsha Co. Ltd. (Consumer Staples)	(a)	27,400	1,521,388
Yamada Holdings Co. Ltd. (Consumer Discretionary)	(a)	337,100	1,681,094
Yamaha Corp. (Consumer Discretionary)	(a)	8,100	388,483
Yaoko Co. Ltd. (Consumer Staples)	(a)	300	22,280
Yaskawa Electric Corp. (Industrials)	(a)	35,000	1,369,309
Yokogawa Electric Corp. (Information Technology)	(a)	9,500	150,875
Z Holdings Corp. (Communication Services)	(a)	126,100	842,275
			122,641,569
France–11.5%
Air Liquide SA (Materials)	(a)	16,788	2,661,060
Airbus SE (Industrials)	(a)(b)	3,121	226,352
ALD SA (Industrials)	(a)	3,204	29,587
Alstom SA (Industrials)	(a)(b)	10,660	532,499
Amundi SA (Financials)	(a)(b)	4,132	291,243
Bureau Veritas SA (Industrials)	(a)(b)	24,264	546,943
Cie de Saint-Gobain (Industrials)	(a)(b)	29,192	1,222,769
CNP Assurances (Financials)	(a)(b)	44,120	553,319
Danone SA (Consumer Staples)	(a)	12,979	840,714
Dassault Systemes SE (Information Technology)	(a)	18,816	3,510,728
Eiffage SA (Industrials)	(a)(b)	627	51,172
Electricite de France SA (Utilities)	(a)	41,275	436,006
Engie SA (Utilities)	(a)(b)	76,215	1,018,500
EssilorLuxottica SA (Consumer Discretionary)	(a)(b)	6,184	841,867
Eutelsat Communications SA (Communication Services)	(a)	47,247	460,170
Faurecia SE (Consumer Discretionary)	(a)(b)	7,477	322,292
Gecina SA (Real Estate)	(a)	3,535	466,004
Hermes International (Consumer Discretionary)	(a)	4,111	3,540,609
JCDecaux SA (Communication Services)	(a)(b)	2,758	47,681
Kering SA (Consumer Discretionary)	(a)	2,981	1,977,424
Klepierre SA (Real Estate)	(a)	4,047	56,650
La Francaise des Jeux SAEM (Consumer Discretionary)	(a)	8,526	312,789
Legrand SA (Industrials)	(a)	13,021	1,037,113
L'Oreal SA (Consumer Staples)	(a)	19,378	6,306,159
LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	(a)	9,797	4,584,020
Nexans SA (Industrials)	(a)(b)	3,949	228,144
Orange SA (Communication Services)	(a)	154,106	1,605,099
Pernod Ricard SA (Consumer Staples)	(a)	28,091	4,478,713
Peugeot SA (Consumer Discretionary)	(a)(b)	19,256	349,197
Common Stocks (Continued)		Shares	Value
France (continued)
Renault SA (Consumer Discretionary)	(a)(b)	30,981	$ 803,674
Rexel SA (Industrials)	(a)(b)	117,891	1,478,121
Sanofi (Health Care)	(a)	37,013	3,709,140
Schneider Electric SE (Industrials)	(a)	18,993	2,360,809
SCOR SE (Financials)	(a)(b)	726	20,213
Societe BIC SA (Industrials)	(a)	48	2,516
Societe Generale SA (Financials)	(a)(b)	103,453	1,373,226
Teleperformance (Industrials)	(a)	2,808	865,711
Thales SA (Industrials)	(a)	4,829	361,922
Unibail-Rodamco-Westfield (Real Estate)	(a)	27,432	1,011,687
Valeo SA (Consumer Discretionary)	(a)	14,686	450,980
Vinci SA (Industrials)	(a)	19,526	1,631,525
Wendel SE (Financials)	(a)	2,900	263,063
			52,867,410
United Kingdom–11.2%
Abcam PLC (Health Care)	(a)	2,244	35,329
AstraZeneca PLC (Health Care)	(a)	54,903	5,998,944
Auto Trader Group PLC (Communication Services)	(a)	68,926	500,430
Bellway PLC (Consumer Discretionary)	(a)	2,909	88,170
Berkeley Group Holdings PLC (Consumer Discretionary)	(a)	8,294	452,128
BP PLC (Energy)	(a)	556,341	1,608,926
British American Tobacco PLC (Consumer Staples)	(a)	81,547	2,925,195
BT Group PLC (Communication Services)	(a)	546,039	691,624
CNH Industrial N.V. (Industrials)	(a)(b)	27,409	211,991
Compass Group PLC (Consumer Discretionary)	(a)	18,075	271,518
ConvaTec Group PLC (Health Care)	(a)	110,715	255,054
Croda International PLC (Materials)	(a)	1,505	121,402
Diageo PLC (Consumer Staples)	(a)	119,769	4,113,906
Dialog Semiconductor PLC (Information Technology)	(a)(b)	1,003	43,715
Dunelm Group PLC (Consumer Discretionary)	(a)	15,723	283,106
Ferguson PLC (Industrials)	(a)	12,305	1,238,257
GlaxoSmithKline PLC (Health Care)	(a)	169,999	3,187,054
HomeServe PLC (Industrials)	(a)	20,376	324,687
Howden Joinery Group PLC (Industrials)	(a)	175,618	1,336,645
HSBC Holdings PLC (Financials)	(a)	312,582	1,222,900
IG Group Holdings PLC (Financials)	(a)	20,586	210,285
Inchcape PLC (Consumer Discretionary)	(a)(b)	3,257	18,470
Informa PLC (Communication Services)	(a)(b)	346,079	1,677,331
ITV PLC (Communication Services)	(a)	418,914	365,190
JD Sports Fashion PLC (Consumer Discretionary)	(a)	3,916	40,878
Johnson Matthey PLC (Materials)	(a)	13,646	414,674
Kingfisher PLC (Consumer Discretionary)	(a)	182,910	700,618
Lloyds Banking Group PLC (Financials)	(a)(b)	2,537,862	861,558
London Stock Exchange Group PLC (Financials)	(a)	9,141	1,048,626
M&G PLC (Financials)	(a)	32,544	66,892
Marks & Spencer Group PLC (Consumer Discretionary)	(a)	96,704	121,350
Meggitt PLC (Industrials)	(a)(b)	116,966	388,153
Micro Focus International PLC (Information Technology)	(a)(b)	12,088	38,428
Moneysupermarket.com Group PLC (Consumer Discretionary)	(a)	4,461	15,377
Ocado Group PLC (Consumer Discretionary)	(a)(b)	24,065	851,161
Pets at Home Group PLC (Consumer Discretionary)	(a)	60,815	332,430
Prudential PLC (Financials)	(a)	127,466	1,828,922
Reckitt Benckiser Group PLC (Consumer Staples)	(a)	1,660	161,859
RELX PLC (Industrials)	(a)	77,026	1,714,448
Rightmove PLC (Communication Services)	(a)(b)	127,523	1,030,943
Rio Tinto Ltd. (Materials)	(a)	5,370	366,778
Rio Tinto PLC (Materials)	(a)	15,130	910,408
Schroders PLC (Financials)	(a)	5,875	204,037
Smith & Nephew PLC (Health Care)	(a)	56,688	1,110,479
Smiths Group PLC (Industrials)	(a)	26,462	468,103

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
United Kingdom (continued)
Spirax-Sarco Engineering PLC (Industrials)	(a)	1,609	$ 229,124
SSE PLC (Utilities)	(a)	51,325	798,831
Standard Chartered PLC (Financials)	(a)(b)	161,221	741,872
Tesco PLC (Consumer Staples)	(a)	272,997	748,914
Travis Perkins PLC (Industrials)	(a)(b)	2,971	41,568
Unilever N.V. (Consumer Staples)	(a)	80,895	4,912,537
Unilever PLC (Consumer Staples)	(a)	42,246	2,604,599
Vodafone Group PLC (Communication Services)	(a)	1,123,425	1,489,020
Wm Morrison Supermarkets PLC (Consumer Staples)	(a)	24,081	52,856
			51,477,700
Switzerland–9.0%
Alcon, Inc. (Health Care)	(a)(b)	11,215	635,842
Baloise Holding AG (Financials)	(a)	3,184	468,763
Cie Financiere Richemont SA (Consumer Discretionary)	(a)	43,418	2,915,208
Credit Suisse Group AG (Financials)	(a)	10,923	109,041
Givaudan SA (Materials)	(a)	820	3,540,601
Glencore PLC (Materials)	(a)(b)	112,847	233,951
Kuehne + Nagel International AG (Industrials)	(a)	9,203	1,786,977
Lonza Group AG (Health Care)	(a)	2,442	1,507,044
Nestle SA (Consumer Staples)	(a)	95,535	11,369,809
Novartis AG (Health Care)	(a)	57,105	4,958,102
Roche Holding AG (Health Care)	(a)	15,766	5,400,494
Schindler Holding AG (Industrials)	(a)	139	37,724
SGS SA (Industrials)	(a)	511	1,369,397
Sika AG (Materials)	(a)	20,409	5,011,464
STMicroelectronics N.V. (Information Technology)	(a)	28,104	861,950
Swiss Re AG (Financials)	(a)	19,189	1,423,419
			41,629,786
Germany–8.8%
adidas AG (Consumer Discretionary)	(a)(b)	5,120	1,653,463
BASF SE (Materials)	(a)	33,854	2,061,574
Bayer AG (Health Care)	(a)	17,797	1,097,963
Bayerische Motoren Werke AG (Consumer Discretionary)	(a)	15,492	1,124,364
Beiersdorf AG (Consumer Staples)	(a)	35,137	3,989,362
CompuGroup Medical SE & Co. KGaA (Health Care)	(a)	3,736	345,713
Covestro AG (Materials)	(a)	9,906	491,239
Daimler AG (Consumer Discretionary)	(a)	34,334	1,852,150
Delivery Hero SE (Consumer Discretionary)	(a)(b)	10,963	1,257,886
Deutsche Boerse AG (Financials)	(a)	13,660	2,394,874
Duerr AG (Industrials)	(a)	3,237	99,033
DWS Group GmbH & Co. KGaA (Financials)	(b)(c)	3,122	107,597
E.ON SE (Utilities)	(a)	292,162	3,220,329
Fielmann AG (Consumer Discretionary)	(b)(c)	3,568	286,556
Hella GmbH & Co. KGaA (Consumer Discretionary)	(b)(c)	4,470	225,461
HelloFresh SE (Consumer Discretionary)	(a)(b)	5,984	332,554
HUGO BOSS AG (Consumer Discretionary)	(a)	16,770	419,179
Infineon Technologies AG (Information Technology)	(a)	49,024	1,381,780
Knorr-Bremse AG (Industrials)	(a)	4,400	518,150
LEG Immobilien AG (Real Estate)	(a)	11,371	1,620,808
Nemetschek SE (Information Technology)	(a)	1,682	122,939
Puma SE (Consumer Discretionary)	(a)(b)	13,862	1,246,125
RWE AG (Utilities)	(a)	26,936	1,008,736
SAP SE (Information Technology)	(a)	43,037	6,701,640
Scout24 AG (Communication Services)	(a)	13,178	1,149,477
Siemens AG (Industrials)	(a)	26,742	3,377,220
Siemens Energy AG (Industrials)	(b)(c)	13,371	360,567
Siemens Healthineers AG (Health Care)	(a)	27,661	1,241,659
Stroeer SE & Co. KGaA (Communication Services)	(a)(b)	654	50,802
Talanx AG (Financials)	(a)	418	13,497
thyssenkrupp AG (Materials)	(a)(b)	57,546	289,555
Common Stocks (Continued)		Shares	Value
Germany (continued)
Volkswagen AG (Consumer Discretionary)	(a)	145	$ 25,344
Vonovia SE (Real Estate)	(a)	6,618	453,683
Wacker Chemie AG (Materials)	(a)	2,670	259,112
			40,780,391
Australia–6.2%
Alumina Ltd. (Materials)	(a)	78,407	78,126
Aristocrat Leisure Ltd. (Consumer Discretionary)	(a)	84,758	1,848,448
ASX Ltd. (Financials)	(a)	17,630	1,030,749
Australia & New Zealand Banking Group Ltd. (Financials)	(a)	8,435	105,235
Bendigo & Adelaide Bank Ltd. (Financials)	(a)	191,820	835,451
BHP Group Ltd. (Materials)	(a)	164,881	4,259,469
BHP Group PLC (Materials)	(a)	3,306	70,531
Brambles Ltd. (Industrials)	(a)	242,496	1,841,281
Cochlear Ltd. (Health Care)	(a)	1,982	283,165
Commonwealth Bank of Australia (Financials)	(a)	51,514	2,370,481
CSL Ltd. (Health Care)	(a)	16,293	3,365,590
Goodman Group (Real Estate)	(a)	51,359	664,967
IDP Education Ltd. (Consumer Discretionary)	(a)	15,514	213,571
IGO Ltd. (Materials)	(a)	10,541	31,768
Iluka Resources Ltd. (Materials)	(a)	39,463	258,381
Insurance Australia Group Ltd. (Financials)	(a)	332,431	1,051,949
Macquarie Group Ltd. (Financials)	(a)	23,021	1,995,558
Mirvac Group (Real Estate)	(a)	277,077	434,345
National Australia Bank Ltd. (Financials)	(a)	247,595	3,180,837
Orica Ltd. (Materials)	(a)	7,968	88,714
Perpetual Ltd. (Financials)	(a)	11,845	239,076
Ramsay Health Care Ltd. (Health Care)	(a)	10,698	510,067
REA Group Ltd. (Communication Services)	(a)	623	49,609
Scentre Group (Real Estate)	(a)	150,066	238,927
SEEK Ltd. (Communication Services)	(a)	60,040	926,203
South32 Ltd. (Materials)	(a)	499,188	740,822
Tabcorp Holdings Ltd. (Consumer Discretionary)	(a)	307,950	741,580
Telstra Corp. Ltd. (Communication Services)	(a)	368,513	737,855
Westpac Banking Corp. (Financials)	(a)	9,088	110,504
WiseTech Global Ltd. (Information Technology)	(a)	10,021	187,690
Woolworths Group Ltd. (Consumer Staples)	(a)	1,148	30,019
			28,520,968
Netherlands–5.4%
ABN AMRO Bank N.V. (Financials)	(a)(b)	63,465	530,537
Akzo Nobel N.V. (Materials)	(a)	23,950	2,420,636
Argenx SE (Health Care)	(a)(b)	1,465	387,004
ASML Holding N.V. (Information Technology)	(a)	18,772	6,933,867
EXOR N.V. (Financials)	(a)	6,240	338,724
ING Groep N.V. (Financials)	(a)(b)	331,604	2,366,613
Just Eat Takeaway.com N.V. (Consumer Discretionary)	(a)(b)	7,144	799,747
Koninklijke Philips N.V. (Health Care)	(a)(b)	101,967	4,814,791
Prosus N.V. (Consumer Discretionary)	(a)(b)	22,344	2,062,410
QIAGEN N.V. (Health Care)	(b)(c)	8,928	463,716
Royal Dutch Shell PLC Class A (Energy)	(a)	176,138	2,198,787
Royal Dutch Shell PLC Class B (Energy)	(a)	119,121	1,444,586
Signify N.V. (Industrials)	(a)(b)	6,286	232,500
			24,993,918
Sweden–3.2%
Alfa Laval AB (Industrials)	(a)(b)	33,689	743,668
Assa Abloy AB Class B (Industrials)	(a)	39,694	928,050
Atlas Copco AB Class A (Industrials)	(a)	65,014	3,099,786
Atlas Copco AB Class B (Industrials)	(a)	60,604	2,529,242
Electrolux AB (Consumer Discretionary)	(a)	21,652	504,727
Elekta AB Class B (Health Care)	(a)	5,904	74,193
Epiroc AB Class A (Industrials)	(a)	153,499	2,223,624
Epiroc AB Class B (Industrials)	(a)	39,178	543,817
EQT AB (Financials)	(a)	13,025	252,745
Evolution Gaming Group AB (Consumer Discretionary)	(a)	9,737	643,354
Hufvudstaden AB Class A (Real Estate)	(a)	15	208

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Sweden (continued)
Husqvarna AB Class B (Consumer Discretionary)	(a)	24,580	$ 270,286
Industrivarden AB Class C (Financials)	(a)(b)	817	21,727
Kinnevik AB Class B (Financials)	(a)	730	29,630
L E Lundbergforetagen AB Class B (Financials)	(a)(b)	8,830	436,282
Lifco AB Class B (Industrials)	(a)	257	19,878
Sinch AB (Information Technology)	(a)(b)	743	60,590
SSAB AB (Materials)	(a)(b)	68,033	225,934
Svenska Cellulosa AB SCA Class B (Materials)	(a)(b)	15,470	212,085
Swedbank AB (Financials)	(a)(b)	29,724	465,347
Tele2 AB Class B (Communication Services)	(a)	16,746	236,101
Telefonaktiebolaget LM Ericsson Class B (Information Technology)	(a)	8,277	90,577
Volvo AB Class B (Industrials)	(a)(b)	67,703	1,300,565
			14,912,416
Hong Kong–2.5%
AIA Group Ltd. (Financials)	(a)	199,200	1,980,067
BOC Hong Kong Holdings Ltd. (Financials)	(a)	342,500	907,962
Champion REIT (Real Estate)	(a)	265,000	131,847
CK Asset Holdings Ltd. (Real Estate)	(a)	15,600	76,654
CLP Holdings Ltd. (Utilities)	(a)	189,000	1,764,741
ESR Cayman Ltd. (Real Estate)	(a)(b)	10,800	33,722
Hang Seng Bank Ltd. (Financials)	(a)	22,300	330,370
Hong Kong & China Gas Co. Ltd. (Utilities)	(a)	155,150	225,284
Hong Kong Exchanges & Clearing Ltd. (Financials)	(a)	28,800	1,355,716
Hongkong Land Holdings Ltd. (Real Estate)	(a)	73,800	274,952
Link REIT (Real Estate)	(a)	110,200	903,021
MTR Corp. Ltd. (Industrials)	(a)	16,500	81,888
NWS Holdings Ltd. (Industrials)	(a)	371,000	283,371
Shangri-La Asia Ltd. (Consumer Discretionary)	(a)(b)	26,000	21,318
Sino Land Co. Ltd. (Real Estate)	(a)	20,000	23,414
Sun Hung Kai Properties Ltd. (Real Estate)	(a)	65,500	844,067
Swire Pacific Ltd. Class A (Real Estate)	(a)	63,200	305,981
Swire Properties Ltd. (Real Estate)	(a)	413,800	1,096,397
Techtronic Industries Co. Ltd. (Industrials)	(a)	69,000	917,403
Wharf Real Estate Investment Co. Ltd. (Real Estate)	(a)	18,000	73,783
Xinyi Glass Holdings Ltd. (Consumer Discretionary)	(a)	22,000	44,493
			11,676,451
Spain–2.2%
Aena SME SA (Industrials)	(a)(b)	1,925	268,015
Banco Bilbao Vizcaya Argentaria SA (Financials)	(a)	633,742	1,759,227
Banco de Sabadell SA (Financials)	(a)	616,066	213,824
Banco Santander SA (Financials)	(a)(b)	16,357	30,510
EDP Renovaveis SA (Utilities)	(a)	14,070	233,572
Grifols SA (Health Care)	(a)	10,164	292,267
Iberdrola SA (Utilities)	(a)	212,662	2,617,568
Industria de Diseno Textil SA (Consumer Discretionary)	(a)	117,311	3,245,336
Naturgy Energy Group SA (Utilities)	(a)	20,833	417,799
Repsol SA (Energy)	(a)	82,623	558,169
Siemens Gamesa Renewable Energy SA (Industrials)	(a)	16,638	450,259
			10,086,546
Finland–2.2%
Kesko Oyj Class B (Consumer Staples)	(a)	58,279	1,501,557
Kojamo Oyj (Real Estate)	(a)	5,344	114,776
Kone Oyj Class B (Industrials)	(a)	28,780	2,526,983
Neste Oyj (Energy)	(a)	18,055	950,771
Nordea Bank Abp (Financials)	(a)(b)	384,845	2,924,333
Sampo Oyj Class A (Financials)	(a)	17,080	676,417
Valmet Oyj (Industrials)	(a)	11,619	286,607
Wartsila OYJ Abp (Industrials)	(a)	135,490	1,064,019
			10,045,463
Common Stocks (Continued)		Shares	Value
Denmark–1.7%
Chr Hansen Holding A/S (Materials)	(a)	14,291	$ 1,586,386
Genmab A/S (Health Care)	(a)(b)	2,140	776,618
ISS A/S (Industrials)	(a)(b)	2,837	37,340
Novo Nordisk A/S Class B (Health Care)	(a)	32,646	2,261,864
Orsted A/S (Utilities)	(c)	7,848	1,081,929
ROCKWOOL International A/S Class B (Industrials)	(a)	616	236,356
Tryg A/S (Financials)	(a)	23,019	724,695
Vestas Wind Systems A/S (Industrials)	(a)	7,945	1,283,963
			7,989,151
Italy–1.7%
Assicurazioni Generali SpA (Financials)	(a)	160,399	2,260,729
Azimut Holding SpA (Financials)	(a)	180	3,250
Banca Generali SpA (Financials)	(a)(b)	8,593	261,343
Banca Mediolanum SpA (Financials)	(a)	43,401	312,498
Buzzi Unicem SpA (Materials)	(a)	3,103	72,094
Enel SpA (Utilities)	(a)	292,241	2,535,456
Ferrari N.V. (Consumer Discretionary)	(a)	1,351	247,934
Interpump Group SpA (Industrials)	(a)	16,283	603,845
Prysmian SpA (Industrials)	(a)	15,926	462,294
Recordati Industria Chimica e Farmaceutica SpA (Health Care)	(a)	691	35,396
Salvatore Ferragamo SpA (Consumer Discretionary)	(a)(b)	1,038	15,276
Terna Rete Elettrica Nazionale SpA (Utilities)	(a)	97,365	681,243
Unipol Gruppo SpA (Financials)	(a)(b)	37,440	163,612
			7,654,970
Ireland–1.2%
AIB Group PLC (Financials)	(a)(b)	13,753	14,109
Bank of Ireland Group PLC (Financials)	(a)(b)	39,321	72,900
Experian PLC (Industrials)	(a)	126,830	4,765,555
Kerry Group PLC Class A (Consumer Staples)	(a)	366	46,879
Kingspan Group PLC (Industrials)	(a)(b)	7,966	724,956
			5,624,399
Singapore–0.9%
Ascendas Real Estate Investment Trust (Real Estate)	(a)	179,500	429,531
Jardine Cycle & Carriage Ltd. (Consumer Discretionary)	(a)	68,400	907,915
Oversea-Chinese Banking Corp. Ltd. (Financials)	(a)	40,800	253,724
Singapore Post Ltd. (Industrials)	(a)	38,000	18,042
Singapore Technologies Engineering Ltd. (Industrials)	(a)	357,900	912,043
United Overseas Bank Ltd. (Financials)	(a)	7,100	100,019
Wilmar International Ltd. (Consumer Staples)	(a)	407,500	1,323,090
			3,944,364
Austria–0.5%
ANDRITZ AG (Industrials)	(a)	961	29,662
Erste Group Bank AG (Financials)	(a)(b)	82,438	1,726,284
Raiffeisen Bank International AG (Financials)	(a)(b)	48,542	742,983
Wienerberger AG (Materials)	(a)(b)	686	18,101
			2,517,030
Norway–0.5%
Equinor ASA (Energy)	(a)	93,928	1,330,740
Gjensidige Forsikring ASA (Financials)	(a)	43,148	875,676
Leroy Seafood Group ASA (Consumer Staples)	(a)	5,323	30,566
NEL ASA (Industrials)	(a)(b)	127,318	231,476
			2,468,458
Belgium–0.4%
Anheuser-Busch InBev SA / N.V. (Consumer Staples)	(a)	1,859	100,089
Elia Group SA / N.V. (Utilities)	(a)	1,039	103,867

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Belgium (continued)
Galapagos N.V. (Health Care)	(a)(b)	1,427	$ 202,306
Proximus SADP (Communication Services)	(a)	14,896	271,748
Sofina SA (Financials)	(a)	554	151,246
UCB SA (Health Care)	(a)	5,405	613,865
Umicore SA (Materials)	(a)	12,654	526,337
			1,969,458
Macao–0.3%
MGM China Holdings Ltd. (Consumer Discretionary)	(a)	115,600	144,070
Sands China Ltd. (Consumer Discretionary)	(a)	304,400	1,179,919
			1,323,989
New Zealand–0.2%
Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	(a)	22,557	497,845
Xero Ltd. (Information Technology)	(a)(b)	6,588	480,562
			978,407
Portugal–0.1%
EDP - Energias de Portugal SA (Utilities)	(a)	135,001	663,791
Isle of Man–0.1%
GVC Holdings PLC (Consumer Discretionary)	(a)(b)	39,144	490,248
Luxembourg–0.1%
Eurofins Scientific SE (Health Care)	(a)(b)	99	78,425
RTL Group SA (Communication Services)	(a)(b)	9,412	370,455
			448,880
Common Stocks (Continued)		Shares	Value
Israel–0.1%
Nice Ltd. (Information Technology)	(a)(b)	1,798	$ 407,651
China–0.0%
Sinopec Engineering Group Co. Ltd. (Industrials)	(a)	400	148
Total Common Stocks (Cost $447,870,027)			$446,113,562

Preferred Securities–0.6%		Rate	Quantity	Value
Germany–0.6%
Sartorius AG (Health Care)	(a)	0.103% (d)	1,739	$ 712,771
Volkswagen AG (Consumer Discretionary)	(a)(e)		10,586	1,703,405
				2,416,176
Total Preferred Securities (Cost $2,396,019)				$2,416,176

Money Market Funds–1.6%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.114%	(f)	7,442,629	$ 7,444,117
Total Money Market Funds (Cost $7,444,730)			$7,444,117
Total Investments – 98.8% (Cost $457,710,776)	(g)		$455,973,855
Other Assets in Excess of Liabilities – 1.2%	(h)		5,730,141
Net Assets – 100.0%			$461,703,996

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $446,003,912 or 96.6% of the Portfolio’s net assets.
(b)	Non-income producing security.
(c)	As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock’s local close price because the service’s measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $2,525,826 or 0.5% of the Portfolio’s net assets.
Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d)	Represents twelve-month dividend yield.
(e)	Payout is the rate of the company's ordinary common stock dividend per share + 6 cents per share.
(f)	Rate represents the seven-day yield at September 30, 2020.
(g)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(h)	Includes $932,184 of cash pledged as collateral for the futures contracts outstanding at September 30, 2020. See also the following Schedule of Open Futures Contracts.
Schedule of Open Futures Contracts	September 30, 2020 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
MSCI EAFE Index - Long	107	December 18, 2020	$10,128,767	$9,914,620	$(214,147)	$(54,950)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Janus Henderson Forty Portfolio
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks–99.4%		Shares	Value
Communication Services–18.6%
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	3,838	$ 5,640,325
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	33,099	8,668,628
GCI Liberty, Inc. Class A (Diversified Telecom. Svs.)	(a)	44,414	3,640,172
Match Group, Inc. (Interactive Media & Svs.)	(a)	23,282	2,576,153
Netflix, Inc. (Entertainment)	(a)	9,391	4,695,782
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	83,599	2,182,770
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	52,528	6,007,102
Walt Disney Co. / The (Entertainment)		21,092	2,617,095
			36,028,027
Consumer Discretionary–19.8%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	5,526	17,399,882
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	2,292	3,920,878
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	16,578	929,363
Chewy, Inc. Class A (Internet & Direct Marketing Retail)	(a)	16,002	877,390
Home Depot, Inc. / The (Specialty Retail)		17,839	4,954,069
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	(b)	7,239	3,387,131
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		31,656	3,974,094
Terminix Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	75,548	3,012,854
			38,455,661
Health Care–16.1%
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	7,857	2,572,067
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	8,098	1,249,683
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	159,548	6,096,329
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		12,213	4,117,247
Danaher Corp. (Health Care Equip. & Supplies)		27,675	5,959,258
Elanco Animal Health, Inc. (Pharmaceuticals)	(a)	118,866	3,319,927
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	38,909	1,926,774
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	5,320	3,774,753
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	22,600	2,173,216
			31,189,254
Common Stocks (Continued)		Shares	Value
Industrials–4.5%
CoStar Group, Inc. (Professional Svs.)	(a)	5,145	$ 4,365,584
L3Harris Technologies, Inc. (Aerospace & Defense)		25,478	4,327,184
			8,692,768
Information Technology–36.5%
Adobe, Inc. (Software)	(a)	11,821	5,797,373
Apple, Inc. (Tech. Hardware, Storage & Periph.)		86,794	10,051,613
ASML Holding N.V. (Semiconductors & Equip.)		10,240	3,781,325
Atlassian Corp. PLC Class A (Software)	(a)	9,749	1,772,271
Avalara, Inc. (Software)	(a)	11,503	1,464,792
Cognex Corp. (Electronic Equip., Instr. & Comp.)		15,176	987,958
Mastercard, Inc. Class A (IT Svs.)		34,613	11,705,078
Microsoft Corp. (Software)		76,679	16,127,894
NVIDIA Corp. (Semiconductors & Equip.)		8,732	4,725,933
salesforce.com, Inc. (Software)	(a)	34,548	8,682,603
Snowflake, Inc. Class A (IT Svs.)	(a)	148	37,148
Texas Instruments, Inc. (Semiconductors & Equip.)		30,589	4,367,803
Twilio, Inc. Class A (IT Svs.)	(a)	5,131	1,267,819
			70,769,610
Materials–1.6%
Sherwin-Williams Co. / The (Chemicals)		4,540	3,163,200
Real Estate–2.3%
American Tower Corp. (Equity REIT)		18,055	4,364,435
Total Common Stocks (Cost $128,561,273)			$192,662,955

Money Market Funds–0.4%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.114%	(c)	785,989	$ 786,146
Total Money Market Funds (Cost $786,220)			$786,146
Total Investments – 99.8% (Cost $129,347,493)	(d)		$193,449,101
Other Assets in Excess of Liabilities – 0.2%			362,811
Net Assets – 100.0%			$193,811,912

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $3,387,131 or 1.7% of the Portfolio’s net assets.
(c)	Rate represents the seven-day yield at September 30, 2020.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Janus Henderson Venture Portfolio
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks–99.7%		Shares	Value
Communication Services–1.2%
Manchester United PLC Class A (Entertainment)		48,896	$ 710,948
Vonage Holdings Corp. (Diversified Telecom. Svs.)	(a)	116,781	1,194,670
			1,905,618
Consumer Discretionary–7.4%
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		9,846	852,467
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)		13,914	1,139,696
frontdoor, Inc. (Diversified Consumer Svs.)	(a)	33,141	1,289,516
K12, Inc. (Diversified Consumer Svs.)	(a)	41,750	1,099,695
Lovesac Co. / The (Household Durables)	(a)	40,169	1,113,083
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	(a)	14,330	639,118
Terminix Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	62,185	2,479,938
Thor Industries, Inc. (Automobiles)		9,798	933,357
Visteon Corp. (Auto Components)	(a)	13,521	935,924
Vroom, Inc. (Specialty Retail)	(a)	11,358	588,117
Williams-Sonoma, Inc. (Specialty Retail)		11,455	1,035,990
			12,106,901
Consumer Staples–3.4%
BellRing Brands, Inc. Class A (Personal Products)	(a)	34,972	725,319
Casey's General Stores, Inc. (Food & Staples Retailing)		5,718	1,015,803
Hain Celestial Group, Inc. / The (Food Products)	(a)	21,633	742,012
Laird Superfood, Inc. (Food & Staples Retailing)	(a)	52,160	2,392,579
Ontex Group N.V. (Personal Products)	(a)(b)	52,691	687,238
			5,562,951
Financials–4.5%
Assetmark Financial Holdings, Inc. (Capital Markets)	(a)	28,572	621,155
Kearny Financial Corp. (Thrifts & Mortgage Finance)		29,515	212,803
Kensington Capital Acquisition Corp. PIPE (Acquired September 08, 2020, Cost $997,910) (Capital Markets)	(c)	99,791	1,671,499
LendingTree, Inc. (Consumer Finance)	(a)	3,877	1,189,813
LPL Financial Holdings, Inc. (Capital Markets)		27,952	2,143,080
RLI Corp. (Insurance)		17,729	1,484,449
			7,322,799
Health Care–30.1%
Acceleron Pharma, Inc. (Biotechnology)	(a)	6,479	729,082
Akero Therapeutics, Inc. (Biotechnology)	(a)	21,641	666,326
Amicus Therapeutics, Inc. (Biotechnology)	(a)	66,001	931,934
Arcturus Therapeutics Holdings, Inc. (Biotechnology)	(a)	6,431	275,890
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	5,241	808,791
Axogen, Inc. (Health Care Equip. & Supplies)	(a)	58,517	680,553
Bio-Techne Corp. (Life Sciences Tools & Svs.)		6,648	1,646,909
Bridgebio Pharma, Inc. (Biotechnology)	(a)	31,883	1,196,250
Catalent, Inc. (Pharmaceuticals)	(a)	60,840	5,211,554
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	61,909	726,812
CryoPort, Inc. (Health Care Equip. & Supplies)	(a)	40,924	1,939,798
Deciphera Pharmaceuticals, Inc. (Biotechnology)	(a)	15,103	774,784
Eagle Pharmaceuticals, Inc. (Biotechnology)	(a)	24,733	1,050,658
FibroGen, Inc. (Biotechnology)	(a)	31,401	1,291,209
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	15,381	761,667
Global Blood Therapeutics, Inc. (Biotechnology)	(a)	14,452	796,883
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	33,244	1,646,243
GW Pharmaceuticals PLC – ADR (Pharmaceuticals)	(a)	8,558	833,121
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	39,597	1,040,609
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	14,880	764,386
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Heron Therapeutics, Inc. (Biotechnology)	(a)	19,637	$ 291,020
Heska Corp. (Health Care Equip. & Supplies)	(a)	7,842	774,711
ICON PLC (Life Sciences Tools & Svs.)	(a)	6,132	1,171,764
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	8,324	1,521,294
Insmed, Inc. (Biotechnology)	(a)	37,431	1,203,032
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	29,428	1,389,590
Knight Therapeutics, Inc. (Pharmaceuticals)	(a)	85,877	374,065
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	17,843	1,700,795
Mersana Therapeutics, Inc. (Biotechnology)	(a)	37,937	706,387
Mirati Therapeutics, Inc. (Biotechnology)	(a)	9,750	1,618,988
MyoKardia, Inc. (Pharmaceuticals)	(a)	11,487	1,566,023
Myovant Sciences Ltd. (Biotechnology)	(a)	38,189	536,555
NeoGenomics, Inc. (Life Sciences Tools & Svs.)	(a)	55,023	2,029,799
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	13,163	1,265,754
Oak Street Health, Inc. (Health Care Providers & Svs.)	(a)	9,511	508,268
Orchard Therapeutics PLC – ADR (Biotechnology)	(a)	30,705	126,198
Phathom Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	15,502	568,458
Phreesia, Inc. (Health Care Technology)	(a)	10,076	323,742
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	29,113	1,060,295
Providence Service Corp. / The (Health Care Providers & Svs.)	(a)	610	56,675
PTC Therapeutics, Inc. (Biotechnology)	(a)	24,068	1,125,179
Retrophin, Inc. (Biotechnology)	(a)	31,005	572,352
Rhythm Pharmaceuticals, Inc. (Biotechnology)	(a)	33,741	731,167
Seres Therapeutics, Inc. (Biotechnology)	(a)	22,457	635,758
STERIS PLC (Health Care Equip. & Supplies)		12,182	2,146,347
Surmodics, Inc. (Health Care Equip. & Supplies)	(a)	17,723	689,602
Vaxcyte, Inc. (Pharmaceuticals)	(a)	5,123	252,974
Zogenix, Inc. (Pharmaceuticals)	(a)	32,484	582,438
			49,302,689
Industrials–13.3%
Alamo Group, Inc. (Machinery)		8,043	868,885
AMERCO (Road & Rail)		1,757	625,457
Brady Corp. Class A (Commercial Svs. & Supplies)		36,259	1,451,085
Cimpress PLC (Commercial Svs. & Supplies)	(a)	7,570	568,961
Clarivate PLC (Professional Svs.)	(a)	114,856	3,559,387
Construction Partners, Inc. Class A (Construction & Engineering)	(a)	46,058	838,256
CSW Industrials, Inc. (Building Products)		27,065	2,090,771
EnerSys (Electrical Equip.)		18,515	1,242,727
Gates Industrial Corp. PLC (Machinery)	(a)	76,737	853,315
HEICO Corp. Class A (Aerospace & Defense)		7,472	662,468
ITT, Inc. (Machinery)		27,699	1,635,626
Kornit Digital Ltd. (Machinery)	(a)	29,879	1,938,251
Montrose Environmental Group, Inc. (Commercial Svs. & Supplies)	(a)	30,266	720,936
Nordson Corp. (Machinery)		8,725	1,673,629
Rexnord Corp. (Machinery)		68,132	2,033,059
SPX Corp. (Machinery)	(a)	2,591	120,171
Standex International Corp. (Machinery)		14,738	872,490
			21,755,474
Information Technology–32.4%
Altair Engineering, Inc. Class A (Software)	(a)	29,051	1,219,561
Blackbaud, Inc. (Software)		33,758	1,884,709
Broadridge Financial Solutions, Inc. (IT Svs.)		19,301	2,547,732
Cadence Design Systems, Inc. (Software)	(a)	12,611	1,344,711
ChannelAdvisor Corp. (Software)	(a)	97,792	1,415,050
Descartes Systems Group, Inc. / The (Software)	(a)	52,020	2,963,251
Envestnet, Inc. (Software)	(a)	24,108	1,860,173
Euronet Worldwide, Inc. (IT Svs.)	(a)	20,307	1,849,968
Everbridge, Inc. (Software)	(a)	9,768	1,228,131
Guidewire Software, Inc. (Software)	(a)	9,434	983,683
Intelligent Systems Corp. (Software)	(a)	15,619	608,829
J2 Global, Inc. (Software)	(a)	33,279	2,303,572

(continued)

Ohio National Fund, Inc.	ON Janus Henderson Venture Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
JFrog Ltd. (Software)	(a)	1,412	$ 119,526
LivePerson, Inc. (Software)	(a)	43,126	2,242,121
Medallia, Inc. (Software)	(a)	39,811	1,091,618
Napco Security Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,021	94,493
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		16,914	603,830
Nice Ltd. – ADR (Software)	(a)	22,273	5,056,639
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	11,332	1,193,713
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	78,166	1,695,421
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	18,729	1,453,558
Paylocity Holding Corp. (Software)	(a)	16,484	2,660,847
RealPage, Inc. (Software)	(a)	31,505	1,815,948
Repay Holdings Corp. (IT Svs.)	(a)	37,181	873,753
Rogers Corp. (Electronic Equip., Instr. & Comp.)	(a)	6,295	617,288
Sailpoint Technologies Holdings, Inc. (Software)	(a)	54,232	2,145,960
Shift4 Payments, Inc. Class A (IT Svs.)	(a)	4,923	238,076
SS&C Technologies Holdings, Inc. (Software)		50,910	3,081,073
Trade Desk, Inc. / The Class A (Software)	(a)	4,336	2,249,430
Tyler Technologies, Inc. (Software)	(a)	4,478	1,560,852
Vertex, Inc. Class A (Software)	(a)	3,576	82,248
WEX, Inc. (IT Svs.)	(a)	6,327	879,263
WNS Holdings Ltd. – ADR (IT Svs.)	(a)	34,907	2,232,652
Yext, Inc. (Software)	(a)	66,344	1,007,102
			53,204,781
Materials–4.2%
Chase Corp. (Chemicals)		6,458	616,093
H.B. Fuller Co. (Chemicals)		19,039	871,606
Common Stocks (Continued)		Shares	Value
Materials (continued)
Sealed Air Corp. (Containers & Packaging)		26,772	$ 1,039,021
Sensient Technologies Corp. (Chemicals)		41,844	2,416,073
Valvoline, Inc. (Chemicals)		104,326	1,986,367
			6,929,160
Real Estate–3.2%
Easterly Government Properties, Inc. (Equity REIT)		48,675	1,090,807
FirstService Corp. (Real Estate Mgmt. & Development)		12,215	1,611,036
Redfin Corp. (Real Estate Mgmt. & Development)	(a)	52,988	2,645,691
			5,347,534
Total Common Stocks (Cost $117,536,776)			$163,437,907

Rights–0.0%		Quantity	Value
Health Care–0.0%
Bristol-Myers Squibb Co. (Pharmaceuticals)	(a)	52,920	$ 119,070
Total Rights (Cost $182,352)			$119,070

Money Market Funds–1.0%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.114%	(d)	1,604,720	$ 1,605,041
Total Money Market Funds (Cost $1,605,190)			$1,605,041
Total Investments – 100.7% (Cost $119,324,318)	(e)		$165,162,018
Liabilities in Excess of Other Assets – (0.7)%			(1,217,322)
Net Assets – 100.0%			$163,944,696

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $687,238 or 0.4% of the Portfolio’s net assets.
Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c)	Represents a security deemed to be restricted. At September 30, 2020, the value of restricted securities in the Portfolio totaled $1,671,499, or 1.0% of the Portfolio’s net assets.
(d)	Rate represents the seven-day yield at September 30, 2020.
(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Janus Henderson Enterprise Portfolio
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks–96.7%		Shares	Value
Communication Services–0.5%
Liberty Media Corp. - Liberty Formula One Class C (Entertainment)	(a)	12,976	$ 470,639
Consumer Discretionary–8.5%
Aramark (Hotels, Restaurants & Leisure)		24,643	651,807
Burlington Stores, Inc. (Specialty Retail)	(a)	2,886	594,776
CarMax, Inc. (Specialty Retail)	(a)	15,956	1,466,516
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)		19,770	1,619,361
frontdoor, Inc. (Diversified Consumer Svs.)	(a)	12,180	473,924
Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)		43,996	865,401
Terminix Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	24,055	959,313
Visteon Corp. (Auto Components)	(a)	6,580	455,468
Wayfair, Inc. Class A (Internet & Direct Marketing Retail)	(a)	4,415	1,284,809
			8,371,375
Financials–11.4%
Aon PLC Class A (Insurance)		12,945	2,670,553
CBOE Global Markets, Inc. (Capital Markets)		7,313	641,643
Intact Financial Corp. (Insurance)		16,337	1,749,337
LPL Financial Holdings, Inc. (Capital Markets)		25,080	1,922,884
MSCI, Inc. (Capital Markets)		1,680	599,390
SVB Financial Group (Banks)	(a)	2,903	698,520
TD Ameritrade Holding Corp. (Capital Markets)		16,104	630,472
W.R. Berkley Corp. (Insurance)		25,879	1,582,501
Willis Towers Watson PLC (Insurance)		3,726	778,063
			11,273,363
Health Care–17.7%
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	2,617	403,855
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	7,848	597,076
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	51,819	1,980,004
Catalent, Inc. (Pharmaceuticals)	(a)	22,856	1,957,845
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		5,932	1,999,796
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		15,807	691,240
Elanco Animal Health, Inc. (Pharmaceuticals)	(a)	29,137	813,796
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	5,162	943,407
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	1,331	411,386
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	5,658	891,871
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	4,127	396,852
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		11,146	1,398,934
PRA Health Sciences, Inc. (Life Sciences Tools & Svs.)	(a)	9,006	913,569
Royalty Pharma PLC Class A (Pharmaceuticals)		13,854	582,838
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	3,994	560,877
Teleflex, Inc. (Health Care Equip. & Supplies)		2,869	976,665
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	5,174	889,928
Waters Corp. (Life Sciences Tools & Svs.)	(a)	5,373	1,051,389
			17,461,328
Industrials–16.6%
Cimpress PLC (Commercial Svs. & Supplies)	(a)	11,394	856,373
CoStar Group, Inc. (Professional Svs.)	(a)	1,287	1,092,032
Edenred (Commercial Svs. & Supplies)	(b)	16,741	751,607
Ferguson PLC (Trading Companies & Distributors)	(b)	8,811	886,655
HEICO Corp. Class A (Aerospace & Defense)		2,552	226,260
IHS Markit Ltd. (Professional Svs.)		9,164	719,466
Ingersoll Rand, Inc. (Machinery)	(a)	27,420	976,152
L3Harris Technologies, Inc. (Aerospace & Defense)		7,596	1,290,105
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Middleby Corp. / The (Machinery)	(a)	5,136	$ 460,750
Rexnord Corp. (Machinery)		28,815	859,840
Ritchie Bros Auctioneers, Inc. (Commercial Svs. & Supplies)		31,988	1,895,289
Ryanair Holdings PLC – ADR (Airlines)	(a)	10,860	887,914
Sensata Technologies Holding PLC (Electrical Equip.)	(a)	50,018	2,157,776
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	3,923	1,216,954
Verisk Analytics, Inc. (Professional Svs.)		5,727	1,061,270
Westinghouse Air Brake Technologies Corp. (Machinery)		17,151	1,061,304
			16,399,747
Information Technology–36.9%
Amdocs Ltd. (IT Svs.)		28,514	1,636,989
Atlassian Corp. PLC Class A (Software)	(a)	8,042	1,461,955
Broadridge Financial Solutions, Inc. (IT Svs.)		16,451	2,171,532
Ceridian HCM Holding, Inc. (Software)	(a)	15,356	1,269,173
Constellation Software, Inc. (Software)		1,906	2,117,964
Dolby Laboratories, Inc. Class A (Electronic Equip., Instr. & Comp.)		13,961	925,335
Dynatrace, Inc. (Software)	(a)	11,245	461,270
Euronet Worldwide, Inc. (IT Svs.)	(a)	4,555	414,960
Fidelity National Information Services, Inc. (IT Svs.)		12,587	1,852,932
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	90,012	1,002,734
Global Payments, Inc. (IT Svs.)		12,332	2,189,917
GoDaddy, Inc. Class A (IT Svs.)	(a)	27,312	2,074,893
JFrog Ltd. (Software)	(a)	841	71,191
KLA-Tencor Corp. (Semiconductors & Equip.)		10,488	2,031,945
Lam Research Corp. (Semiconductors & Equip.)		4,764	1,580,457
Microchip Technology, Inc. (Semiconductors & Equip.)		28,641	2,943,149
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		36,803	1,313,867
Nice Ltd. – ADR (Software)	(a)	10,435	2,369,058
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	55,859	1,211,582
SS&C Technologies Holdings, Inc. (Software)		39,472	2,388,845
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		22,418	2,191,135
WEX, Inc. (IT Svs.)	(a)	11,882	1,651,242
Xilinx, Inc. (Semiconductors & Equip.)		10,180	1,061,163
			36,393,288
Materials–1.3%
Sealed Air Corp. (Containers & Packaging)		31,689	1,229,850
Real Estate–3.0%
Crown Castle International Corp. (Equity REIT)		7,322	1,219,113
Lamar Advertising Co. Class A (Equity REIT)		26,677	1,765,217
			2,984,330
Utilities–0.8%
Alliant Energy Corp. (Electric Utilities)		15,414	796,133
Total Common Stocks (Cost $81,965,690)			$95,380,053

Money Market Funds–3.6%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.114%	(c)	3,494,425	$ 3,495,124
Total Money Market Funds (Cost $3,495,470)			$3,495,124
Total Investments – 100.3% (Cost $85,461,160)	(d)		$98,875,177
Liabilities in Excess of Other Assets – (0.3)%			(252,165)
Net Assets – 100.0%			$98,623,012

(continued)

Ohio National Fund, Inc.	ON Janus Henderson Enterprise Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $1,638,262 or 1.7% of the Portfolio’s net assets.
(c)	Rate represents the seven-day yield at September 30, 2020.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks–99.5%		Shares	Value
Communication Services–10.7%
Activision Blizzard, Inc. (Entertainment)		31,603	$ 2,558,263
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	12,285	18,004,896
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	12,007	17,645,487
AT&T, Inc. (Diversified Telecom. Svs.)		291,375	8,307,101
CenturyLink, Inc. (Diversified Telecom. Svs.)		40,474	408,383
Charter Communications, Inc. Class A (Media)	(a)	6,115	3,817,839
Comcast Corp. Class A (Media)		186,472	8,626,195
Discovery, Inc. Class A (Media)	(a)	5,812	126,527
Discovery, Inc. Class C (Media)	(a)	13,436	263,346
DISH Network Corp. Class A (Media)	(a)	10,074	292,448
Electronic Arts, Inc. (Entertainment)	(a)	11,784	1,536,751
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	98,312	25,747,913
Fox Corp. Class A (Media)		15,360	427,469
Fox Corp. Class B (Media)		5,073	141,892
Interpublic Group of Cos., Inc. / The (Media)		16,000	266,720
Live Nation Entertainment, Inc. (Entertainment)	(a)	5,822	313,689
Netflix, Inc. (Entertainment)	(a)	18,037	9,019,041
News Corp. Class A (Media)		18,533	259,833
News Corp. Class B (Media)		2,267	31,693
Omnicom Group, Inc. (Media)		8,810	436,095
Take-Two Interactive Software, Inc. (Entertainment)	(a)	4,654	768,934
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	23,791	2,720,739
Twitter, Inc. (Interactive Media & Svs.)	(a)	32,338	1,439,041
Verizon Communications, Inc. (Diversified Telecom. Svs.)		169,213	10,066,481
ViacomCBS, Inc. Class B (Media)		23,039	645,322
Walt Disney Co. / The (Entertainment)		73,886	9,167,775
			123,039,873
Consumer Discretionary–11.5%
Advance Auto Parts, Inc. (Specialty Retail)		2,838	435,633
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	17,409	54,816,241
Aptiv PLC (Auto Components)		11,056	1,013,614
AutoZone, Inc. (Specialty Retail)	(a)	954	1,123,469
Best Buy Co., Inc. (Specialty Retail)		9,417	1,048,018
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	1,674	2,863,678
BorgWarner, Inc. (Auto Components)		8,408	325,726
CarMax, Inc. (Specialty Retail)	(a)	6,637	610,007
Carnival Corp. (Hotels, Restaurants & Leisure)		21,160	321,209
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	1,143	1,421,561
D.R. Horton, Inc. (Household Durables)		13,507	1,021,534
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		5,332	537,146
Dollar General Corp. (Multiline Retail)		10,183	2,134,560
Dollar Tree, Inc. (Multiline Retail)	(a)	9,704	886,363
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		1,617	687,678
eBay, Inc. (Internet & Direct Marketing Retail)		27,251	1,419,777
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	4,877	593,190
Expedia Group, Inc. (Internet & Direct Marketing Retail)		5,577	511,355
Ford Motor Co. (Automobiles)		159,880	1,064,801
Gap, Inc. / The (Specialty Retail)		8,389	142,865
Garmin Ltd. (Household Durables)		6,101	578,741
General Motors Co. (Automobiles)		51,463	1,522,790
Genuine Parts Co. (Distributors)		5,882	559,790
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)		14,469	227,887
Hasbro, Inc. (Leisure Products)		5,221	431,881
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		11,363	969,491
Home Depot, Inc. / The (Specialty Retail)		44,009	12,221,739
L Brands, Inc. (Specialty Retail)		9,582	304,803
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		13,420	626,177
Leggett & Platt, Inc. (Household Durables)		5,343	219,971
Lennar Corp. Class A (Household Durables)		11,270	920,534
LKQ Corp. (Distributors)	(a)	11,436	317,120
Lowe's Cos., Inc. (Specialty Retail)		30,902	5,125,406
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		10,867	$ 1,006,067
McDonald's Corp. (Hotels, Restaurants & Leisure)		30,422	6,677,325
MGM Resorts International (Hotels, Restaurants & Leisure)		16,716	363,573
Mohawk Industries, Inc. (Household Durables)	(a)	2,427	236,851
Newell Brands, Inc. (Household Durables)		15,440	264,950
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		50,911	6,391,367
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	11,494	196,662
NVR, Inc. (Household Durables)	(a)	143	583,886
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	3,029	1,396,611
PulteGroup, Inc. (Household Durables)		10,960	507,338
PVH Corp. (Textiles, Apparel & Luxury Goods)		2,878	171,644
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		2,015	136,960
Ross Stores, Inc. (Specialty Retail)		14,559	1,358,646
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		7,279	471,170
Starbucks Corp. (Hotels, Restaurants & Leisure)		47,791	4,106,203
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		11,123	173,852
Target Corp. (Multiline Retail)		20,455	3,220,026
Tiffany & Co. (Specialty Retail)		4,412	511,130
TJX Cos., Inc. / The (Specialty Retail)		48,979	2,725,681
Tractor Supply Co. (Specialty Retail)		4,764	682,872
Ulta Beauty, Inc. (Specialty Retail)	(a)	2,319	519,410
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	7,792	87,504
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	7,698	75,748
V.F. Corp. (Textiles, Apparel & Luxury Goods)		13,059	917,395
Whirlpool Corp. (Household Durables)		2,552	469,287
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		3,959	284,296
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		12,283	1,121,438
			131,662,647
Consumer Staples–7.0%
Altria Group, Inc. (Tobacco)		75,987	2,936,138
Archer-Daniels-Midland Co. (Food Products)		22,744	1,057,368
Brown-Forman Corp. Class B (Beverages)		7,417	558,648
Campbell Soup Co. (Food Products)		8,291	401,036
Church & Dwight Co., Inc. (Household Products)		10,070	943,660
Clorox Co. / The (Household Products)		5,165	1,085,528
Coca-Cola Co. / The (Beverages)		158,106	7,805,693
Colgate-Palmolive Co. (Household Products)		35,046	2,703,799
Conagra Brands, Inc. (Food Products)		19,862	709,272
Constellation Brands, Inc. Class A (Beverages)		6,861	1,300,228
Costco Wholesale Corp. (Food & Staples Retailing)		18,043	6,405,265
Estee Lauder Cos., Inc. / The Class A (Personal Products)		9,215	2,011,174
General Mills, Inc. (Food Products)		24,999	1,541,938
Hershey Co. / The (Food Products)		6,053	867,637
Hormel Foods Corp. (Food Products)		11,402	557,444
J.M. Smucker Co. / The (Food Products)		4,634	535,320
Kellogg Co. (Food Products)		10,322	666,698
Kimberly-Clark Corp. (Household Products)		13,972	2,063,105
Kraft Heinz Co. / The (Food Products)		26,537	794,783
Kroger Co. / The (Food & Staples Retailing)		31,808	1,078,609
Lamb Weston Holdings, Inc. (Food Products)		5,943	393,843
McCormick & Co., Inc. (Food Products)		5,071	984,281
Molson Coors Beverage Co. Class B (Beverages)		7,702	258,479
Mondelez International, Inc. Class A (Food Products)		58,431	3,356,861
Monster Beverage Corp. (Beverages)	(a)	15,105	1,211,421
PepsiCo, Inc. (Beverages)		56,635	7,849,611
Philip Morris International, Inc. (Tobacco)		63,692	4,776,263

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Procter & Gamble Co. / The (Household Products)		101,818	$ 14,151,684
Sysco Corp. (Food & Staples Retailing)		20,844	1,296,914
Tyson Foods, Inc. Class A (Food Products)		12,027	715,366
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		29,408	1,056,335
Walmart, Inc. (Food & Staples Retailing)		56,778	7,943,810
			80,018,211
Energy–2.0%
Apache Corp. (Oil, Gas & Consumable Fuels)		15,236	144,285
Baker Hughes Co. (Energy Equip. & Svs.)		26,759	355,627
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		16,144	280,260
Chevron Corp. (Oil, Gas & Consumable Fuels)		76,342	5,496,624
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)		8,019	353,798
ConocoPhillips (Oil, Gas & Consumable Fuels)		43,944	1,443,121
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		15,979	151,161
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		6,420	193,370
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		23,786	854,869
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		172,858	5,934,215
Halliburton Co. (Energy Equip. & Svs.)		35,690	430,065
Hess Corp. (Oil, Gas & Consumable Fuels)		11,160	456,779
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)		6,265	123,483
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		79,843	984,464
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		31,457	128,659
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		26,624	781,148
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		15,586	141,209
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		20,180	172,539
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		34,195	342,292
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		18,142	471,329
Phillips 66 (Oil, Gas & Consumable Fuels)		17,914	928,662
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		6,709	576,907
Schlumberger N.V. (Energy Equip. & Svs.)		56,753	883,077
TechnipFMC PLC (Energy Equip. & Svs.)		17,504	110,450
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		16,737	725,047
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		49,729	977,175
			23,440,615
Financials–9.6%
Aflac, Inc. (Insurance)		27,144	986,684
Allstate Corp. / The (Insurance)		12,749	1,200,191
American Express Co. (Consumer Finance)		26,661	2,672,765
American International Group, Inc. (Insurance)		35,253	970,515
Ameriprise Financial, Inc. (Capital Markets)		4,918	757,913
Aon PLC Class A (Insurance)		9,481	1,955,930
Arthur J. Gallagher & Co. (Insurance)		7,841	827,853
Assurant, Inc. (Insurance)		2,444	296,482
Bank of America Corp. (Banks)		311,746	7,509,961
Bank of New York Mellon Corp. / The (Capital Markets)		33,347	1,145,136
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	81,059	17,260,703
BlackRock, Inc. (Capital Markets)		5,799	3,268,026
Capital One Financial Corp. (Consumer Finance)		18,720	1,345,219
CBOE Global Markets, Inc. (Capital Markets)		4,485	393,514
Charles Schwab Corp. / The (Capital Markets)		47,430	1,718,389
Chubb Ltd. (Insurance)		18,449	2,142,298
Cincinnati Financial Corp. (Insurance)		6,104	475,929
Common Stocks (Continued)		Shares	Value
Financials (continued)
Citigroup, Inc. (Banks)		85,111	$ 3,669,135
Citizens Financial Group, Inc. (Banks)		17,516	442,804
CME Group, Inc. (Capital Markets)		14,661	2,452,932
Comerica, Inc. (Banks)		5,666	216,725
Discover Financial Services (Consumer Finance)		12,524	723,637
E*TRADE Financial Corp. (Capital Markets)		9,096	455,255
Everest Re Group Ltd. (Insurance)		1,638	323,571
Fifth Third Bancorp (Banks)		29,070	619,772
First Republic Bank (Banks)		7,059	769,855
Franklin Resources, Inc. (Capital Markets)		10,940	222,629
Globe Life, Inc. (Insurance)		4,034	322,317
Goldman Sachs Group, Inc. / The (Capital Markets)		14,074	2,828,452
Hartford Financial Services Group, Inc. / The (Insurance)		14,588	537,714
Huntington Bancshares, Inc. (Banks)		41,449	380,087
Intercontinental Exchange, Inc. (Capital Markets)		22,954	2,296,548
Invesco Ltd. (Capital Markets)		15,120	172,519
JPMorgan Chase & Co. (Banks)		124,607	11,995,916
KeyCorp (Banks)		40,157	479,073
Lincoln National Corp. (Insurance)		7,443	233,189
Loews Corp. (Insurance)		9,769	339,473
M&T Bank Corp. (Banks)		5,215	480,249
MarketAxess Holdings, Inc. (Capital Markets)		1,547	745,020
Marsh & McLennan Cos., Inc. (Insurance)		20,720	2,376,584
MetLife, Inc. (Insurance)		31,515	1,171,413
Moody's Corp. (Capital Markets)		6,594	1,911,271
Morgan Stanley (Capital Markets)		48,940	2,366,249
MSCI, Inc. (Capital Markets)		3,421	1,220,544
Nasdaq, Inc. (Capital Markets)		4,683	574,651
Northern Trust Corp. (Capital Markets)		8,488	661,809
People's United Financial, Inc. (Banks)		17,139	176,703
PNC Financial Services Group, Inc. / The (Banks)		17,379	1,910,126
Principal Financial Group, Inc. (Insurance)		10,496	422,674
Progressive Corp. / The (Insurance)		23,944	2,266,779
Prudential Financial, Inc. (Insurance)		16,116	1,023,688
Raymond James Financial, Inc. (Capital Markets)		4,965	361,253
Regions Financial Corp. (Banks)		38,983	449,474
S&P Global, Inc. (Capital Markets)		9,857	3,554,434
State Street Corp. (Capital Markets)		14,413	855,123
SVB Financial Group (Banks)	(a)	2,122	510,596
Synchrony Financial (Consumer Finance)		22,190	580,712
T. Rowe Price Group, Inc. (Capital Markets)		9,303	1,192,831
Travelers Cos., Inc. / The (Insurance)		10,321	1,116,629
Truist Financial Corp. (Banks)		55,204	2,100,512
U.S. Bancorp (Banks)		56,151	2,013,013
Unum Group (Insurance)		8,207	138,124
W.R. Berkley Corp. (Insurance)		5,779	353,386
Wells Fargo & Co. (Banks)		168,473	3,960,800
Willis Towers Watson PLC (Insurance)		5,250	1,096,305
Zions Bancorp N.A. (Banks)		6,666	194,781
			110,194,844
Health Care–14.2%
Abbott Laboratories (Health Care Equip. & Supplies)		72,401	7,879,401
AbbVie, Inc. (Biotechnology)		72,187	6,322,859
ABIOMED, Inc. (Health Care Equip. & Supplies)	(a)	1,855	513,946
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		12,620	1,273,863
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	8,961	1,025,407
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	2,939	962,111
AmerisourceBergen Corp. (Health Care Providers & Svs.)		6,047	586,075
Amgen, Inc. (Biotechnology)		23,948	6,086,624
Anthem, Inc. (Health Care Providers & Svs.)		10,280	2,761,105
Baxter International, Inc. (Health Care Equip. & Supplies)		20,683	1,663,327
Becton Dickinson and Co. (Health Care Equip. & Supplies)		11,850	2,757,258

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Biogen, Inc. (Biotechnology)	(a)	6,473	$ 1,836,261
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	874	450,512
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	58,550	2,237,196
Bristol-Myers Squibb Co. (Pharmaceuticals)		92,166	5,556,688
Cardinal Health, Inc. (Health Care Providers & Svs.)		11,992	563,024
Catalent, Inc. (Pharmaceuticals)	(a)	6,710	574,779
Centene Corp. (Health Care Providers & Svs.)	(a)	23,748	1,385,221
Cerner Corp. (Health Care Technology)		12,443	899,504
Cigna Corp. (Health Care Providers & Svs.)		15,007	2,542,336
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		2,003	675,251
CVS Health Corp. (Health Care Providers & Svs.)		53,465	3,122,356
Danaher Corp. (Health Care Equip. & Supplies)		25,807	5,557,021
DaVita, Inc. (Health Care Providers & Svs.)	(a)	3,076	263,459
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		8,909	389,591
DexCom, Inc. (Health Care Equip. & Supplies)	(a)	3,914	1,613,468
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	25,408	2,028,067
Eli Lilly & Co. (Pharmaceuticals)		32,463	4,805,173
Gilead Sciences, Inc. (Biotechnology)		51,265	3,239,435
HCA Healthcare, Inc. (Health Care Providers & Svs.)		10,784	1,344,549
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	5,815	341,806
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	10,635	706,908
Humana, Inc. (Health Care Providers & Svs.)		5,405	2,237,075
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	3,479	1,367,630
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	5,969	1,844,899
Incyte Corp. (Biotechnology)	(a)	7,598	681,845
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	4,783	3,393,730
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	7,817	1,232,194
Johnson & Johnson (Pharmaceuticals)		107,658	16,028,123
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	4,004	753,833
McKesson Corp. (Health Care Providers & Svs.)		6,636	988,299
Medtronic PLC (Health Care Equip. & Supplies)		54,987	5,714,249
Merck & Co., Inc. (Pharmaceuticals)		103,437	8,580,099
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	978	944,504
Mylan N.V. (Pharmaceuticals)	(a)	21,119	313,195
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		4,589	575,965
Perrigo Co. PLC (Pharmaceuticals)		5,544	254,525
Pfizer, Inc. (Pharmaceuticals)		227,164	8,336,919
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		5,516	631,527
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	4,275	2,393,060
ResMed, Inc. (Health Care Equip. & Supplies)		5,932	1,016,923
STERIS PLC (Health Care Equip. & Supplies)		3,500	616,665
Stryker Corp. (Health Care Equip. & Supplies)		13,354	2,782,573
Teleflex, Inc. (Health Care Equip. & Supplies)		1,913	651,223
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		16,171	7,139,820
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		38,848	12,111,641
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		3,173	339,574
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	3,734	642,248
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	10,635	2,893,996
Waters Corp. (Life Sciences Tools & Svs.)	(a)	2,551	499,180
West Pharmaceutical Services, Inc. (Health Care Equip. & Supplies)		3,010	827,449
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		8,491	$ 1,155,965
Zoetis, Inc. (Pharmaceuticals)		19,428	3,212,808
			162,126,317
Industrials–8.3%
3M Co. (Industrial Conglomerates)		23,549	3,772,079
A.O. Smith Corp. (Building Products)		5,571	294,149
Alaska Air Group, Inc. (Airlines)		5,141	188,315
Allegion PLC (Building Products)		3,788	374,671
American Airlines Group, Inc. (Airlines)		20,809	255,743
AMETEK, Inc. (Electrical Equip.)		9,392	933,565
Boeing Co. / The (Aerospace & Defense)		21,694	3,585,150
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		5,543	566,439
Carrier Global Corp. (Building Products)		33,360	1,018,814
Caterpillar, Inc. (Machinery)		22,144	3,302,778
Cintas Corp. (Commercial Svs. & Supplies)		3,555	1,183,211
Copart, Inc. (Commercial Svs. & Supplies)	(a)	8,448	888,392
CSX Corp. (Road & Rail)		31,272	2,428,896
Cummins, Inc. (Machinery)		6,030	1,273,295
Deere & Co. (Machinery)		12,803	2,837,529
Delta Air Lines, Inc. (Airlines)		26,042	796,364
Dover Corp. (Machinery)		5,878	636,823
Eaton Corp. PLC (Electrical Equip.)		16,343	1,667,476
Emerson Electric Co. (Electrical Equip.)		24,397	1,599,711
Equifax, Inc. (Professional Svs.)		4,958	777,910
Expeditors International of Washington, Inc. (Air Freight & Logistics)		6,870	621,872
Fastenal Co. (Trading Companies & Distributors)		23,444	1,057,090
FedEx Corp. (Air Freight & Logistics)		9,852	2,477,975
Flowserve Corp. (Machinery)		5,215	142,317
Fortive Corp. (Machinery)		13,784	1,050,479
Fortune Brands Home & Security, Inc. (Building Products)		5,644	488,319
General Dynamics Corp. (Aerospace & Defense)		9,531	1,319,376
General Electric Co. (Industrial Conglomerates)		358,507	2,233,499
Honeywell International, Inc. (Industrial Conglomerates)		28,693	4,723,155
Howmet Aerospace, Inc. (Aerospace & Defense)		16,039	268,172
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		1,648	231,956
IDEX Corp. (Machinery)		3,107	566,748
IHS Markit Ltd. (Professional Svs.)		15,253	1,197,513
Illinois Tool Works, Inc. (Machinery)		11,766	2,273,309
Ingersoll Rand, Inc. (Machinery)	(a)	15,179	540,372
J.B. Hunt Transport Services, Inc. (Road & Rail)		3,413	431,335
Jacobs Engineering Group, Inc. (Construction & Engineering)		5,364	497,618
Johnson Controls International PLC (Building Products)		30,387	1,241,309
Kansas City Southern (Road & Rail)		3,855	697,100
L3Harris Technologies, Inc. (Aerospace & Defense)		8,851	1,503,254
Lockheed Martin Corp. (Aerospace & Defense)		10,059	3,855,414
Masco Corp. (Building Products)		10,689	589,285
Nielsen Holdings PLC (Professional Svs.)		14,486	205,411
Norfolk Southern Corp. (Road & Rail)		10,428	2,231,488
Northrop Grumman Corp. (Aerospace & Defense)		6,339	1,999,891
Old Dominion Freight Line, Inc. (Road & Rail)		3,935	711,920
Otis Worldwide Corp. (Machinery)		16,646	1,039,043
PACCAR, Inc. (Machinery)		14,124	1,204,495
Parker-Hannifin Corp. (Machinery)		5,265	1,065,320
Pentair PLC (Machinery)		6,756	309,222

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Quanta Services, Inc. (Construction & Engineering)		5,608	$ 296,439
Raytheon Technologies Corp. (Aerospace & Defense)		62,463	3,594,121
Republic Services, Inc. (Commercial Svs. & Supplies)		8,593	802,157
Robert Half International, Inc. (Professional Svs.)		4,678	247,653
Rockwell Automation, Inc. (Electrical Equip.)		4,733	1,044,478
Rollins, Inc. (Commercial Svs. & Supplies)		6,036	327,091
Roper Technologies, Inc. (Industrial Conglomerates)		4,281	1,691,466
Snap-on, Inc. (Machinery)		2,225	327,364
Southwest Airlines Co. (Airlines)		24,093	903,487
Stanley Black & Decker, Inc. (Machinery)		6,529	1,059,004
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	1,506	467,176
Textron, Inc. (Aerospace & Defense)		9,317	336,251
Trane Technologies PLC (Building Products)		9,762	1,183,642
TransDigm Group, Inc. (Aerospace & Defense)		2,216	1,052,866
Union Pacific Corp. (Road & Rail)		27,754	5,463,930
United Airlines Holdings, Inc. (Airlines)	(a)	11,881	412,865
United Parcel Service, Inc. Class B (Air Freight & Logistics)		28,930	4,820,606
United Rentals, Inc. (Trading Companies & Distributors)	(a)	2,970	518,265
Verisk Analytics, Inc. (Professional Svs.)		6,633	1,229,161
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,838	655,743
Waste Management, Inc. (Commercial Svs. & Supplies)		15,898	1,799,177
Westinghouse Air Brake Technologies Corp. (Machinery)		7,314	452,590
Xylem, Inc. (Machinery)		7,328	616,431
			94,457,530
Information Technology–28.0%
Accenture PLC Class A (IT Svs.)		26,017	5,879,582
Adobe, Inc. (Software)	(a)	19,617	9,620,765
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	48,029	3,937,898
Akamai Technologies, Inc. (IT Svs.)	(a)	6,626	732,438
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		12,199	1,320,786
Analog Devices, Inc. (Semiconductors & Equip.)		15,095	1,762,190
ANSYS, Inc. (Software)	(a)	3,503	1,146,287
Apple, Inc. (Tech. Hardware, Storage & Periph.)		657,365	76,129,441
Applied Materials, Inc. (Semiconductors & Equip.)		37,360	2,221,052
Arista Networks, Inc. (Communications Equip.)	(a)	2,234	462,282
Autodesk, Inc. (Software)	(a)	8,954	2,068,464
Automatic Data Processing, Inc. (IT Svs.)		17,567	2,450,421
Broadcom, Inc. (Semiconductors & Equip.)		16,448	5,992,335
Broadridge Financial Solutions, Inc. (IT Svs.)		4,724	623,568
Cadence Design Systems, Inc. (Software)	(a)	11,417	1,217,395
CDW Corp. (Electronic Equip., Instr. & Comp.)		5,829	696,740
Cisco Systems, Inc. (Communications Equip.)		173,069	6,817,188
Citrix Systems, Inc. (Software)		5,055	696,124
Cognizant Technology Solutions Corp. Class A (IT Svs.)		22,169	1,538,972
Corning, Inc. (Electronic Equip., Instr. & Comp.)		31,066	1,006,849
DXC Technology Co. (IT Svs.)		10,264	183,212
F5 Networks, Inc. (Communications Equip.)	(a)	2,525	309,994
Fidelity National Information Services, Inc. (IT Svs.)		25,338	3,730,007
Fiserv, Inc. (IT Svs.)	(a)	22,731	2,342,430
FleetCor Technologies, Inc. (IT Svs.)	(a)	3,424	815,254
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		5,286	189,503
Fortinet, Inc. (Software)	(a)	5,463	643,596
Gartner, Inc. (IT Svs.)	(a)	3,666	458,067
Global Payments, Inc. (IT Svs.)		12,214	2,168,962
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		53,028	496,872
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
HP, Inc. (Tech. Hardware, Storage & Periph.)		56,154	$ 1,066,364
Intel Corp. (Semiconductors & Equip.)		173,923	9,005,733
International Business Machines Corp. (IT Svs.)		36,409	4,429,883
Intuit, Inc. (Software)		10,696	3,489,142
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,476	250,876
Jack Henry & Associates, Inc. (IT Svs.)		3,156	513,134
Juniper Networks, Inc. (Communications Equip.)		13,462	289,433
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	7,695	760,112
KLA-Tencor Corp. (Semiconductors & Equip.)		6,343	1,228,893
Lam Research Corp. (Semiconductors & Equip.)		5,951	1,974,244
Leidos Holdings, Inc. (IT Svs.)		5,496	489,968
Mastercard, Inc. Class A (IT Svs.)		36,122	12,215,377
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		10,884	735,867
Microchip Technology, Inc. (Semiconductors & Equip.)		10,327	1,061,202
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	45,403	2,132,125
Microsoft Corp. (Software)		309,452	65,087,039
Motorola Solutions, Inc. (Communications Equip.)		6,967	1,092,495
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		9,071	397,673
NortonLifeLock, Inc. (Software)		24,173	503,765
NVIDIA Corp. (Semiconductors & Equip.)		25,231	13,655,522
Oracle Corp. (Software)		79,071	4,720,539
Paychex, Inc. (IT Svs.)		13,083	1,043,631
Paycom Software, Inc. (Software)	(a)	2,003	623,534
PayPal Holdings, Inc. (IT Svs.)	(a)	47,979	9,453,302
Qorvo, Inc. (Semiconductors & Equip.)	(a)	4,671	602,606
QUALCOMM, Inc. (Semiconductors & Equip.)		46,132	5,428,814
salesforce.com, Inc. (Software)	(a)	37,214	9,352,622
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)		9,117	449,195
ServiceNow, Inc. (Software)	(a)	7,845	3,804,825
Skyworks Solutions, Inc. (Semiconductors & Equip.)		6,838	994,929
Synopsys, Inc. (Software)	(a)	6,211	1,329,030
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		13,498	1,319,294
Teradyne, Inc. (Semiconductors & Equip.)		6,796	540,010
Texas Instruments, Inc. (Semiconductors & Equip.)		37,466	5,349,770
Tyler Technologies, Inc. (Software)	(a)	1,648	574,427
VeriSign, Inc. (IT Svs.)	(a)	4,116	843,163
Visa, Inc. (IT Svs.)		68,944	13,786,732
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		12,302	449,638
Western Union Co. / The (IT Svs.)		16,764	359,252
Xerox Holdings Corp. (Tech. Hardware, Storage & Periph.)		7,306	137,134
Xilinx, Inc. (Semiconductors & Equip.)		9,961	1,038,335
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	2,197	554,655
			320,792,958
Materials–2.6%
Air Products & Chemicals, Inc. (Chemicals)		9,033	2,690,569
Albemarle Corp. (Chemicals)		4,343	387,743
Amcor PLC (Containers & Packaging)		64,129	708,625
Avery Dennison Corp. (Containers & Packaging)		3,404	435,167
Ball Corp. (Containers & Packaging)		13,332	1,108,156
Celanese Corp. (Chemicals)		4,864	522,637
CF Industries Holdings, Inc. (Chemicals)		8,713	267,576
Corteva, Inc. (Chemicals)		30,592	881,355
Dow, Inc. (Chemicals)		30,313	1,426,227
DuPont de Nemours, Inc. (Chemicals)		30,054	1,667,396
Eastman Chemical Co. (Chemicals)		5,526	431,691
Ecolab, Inc. (Chemicals)		10,142	2,026,777
FMC Corp. (Chemicals)		5,269	558,040

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Materials (continued)
Freeport-McMoRan, Inc. (Metals & Mining)		59,367	$ 928,500
International Flavors & Fragrances, Inc. (Chemicals)		4,404	539,270
International Paper Co. (Containers & Packaging)		16,048	650,586
Linde PLC (Chemicals)		21,483	5,115,747
LyondellBasell Industries N.V. Class A (Chemicals)		10,493	739,652
Martin Marietta Materials, Inc. (Construction Materials)		2,564	603,463
Mosaic Co. / The (Chemicals)		14,103	257,662
Newmont Corp. (Metals & Mining)		32,803	2,081,350
Nucor Corp. (Metals & Mining)		12,408	556,623
Packaging Corp. of America (Containers & Packaging)		3,871	422,132
PPG Industries, Inc. (Chemicals)		9,682	1,181,979
Sealed Air Corp. (Containers & Packaging)		6,373	247,336
Sherwin-Williams Co. / The (Chemicals)		3,351	2,334,776
Vulcan Materials Co. (Construction Materials)		5,398	731,645
Westrock Co. (Containers & Packaging)		10,584	367,688
			29,870,368
Real Estate–2.6%
Alexandria Real Estate Equities, Inc. (Equity REIT)		4,804	768,640
American Tower Corp. (Equity REIT)		18,139	4,384,740
Apartment Investment & Management Co. Class A (Equity REIT)		6,058	204,276
AvalonBay Communities, Inc. (Equity REIT)		5,734	856,316
Boston Properties, Inc. (Equity REIT)		5,799	465,660
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	13,658	641,516
Crown Castle International Corp. (Equity REIT)		17,167	2,858,306
Digital Realty Trust, Inc. (Equity REIT)		10,989	1,612,746
Duke Realty Corp. (Equity REIT)		15,239	562,319
Equinix, Inc. (Equity REIT)		3,617	2,749,390
Equity Residential (Equity REIT)		14,021	719,698
Essex Property Trust, Inc. (Equity REIT)		2,670	536,109
Extra Space Storage, Inc. (Equity REIT)		5,259	562,660
Federal Realty Investment Trust (Equity REIT)		2,819	207,027
Healthpeak Properties, Inc. (Equity REIT)		21,982	596,811
Host Hotels & Resorts, Inc. (Equity REIT)		28,726	309,954
Iron Mountain, Inc. (Equity REIT)		11,918	319,283
Kimco Realty Corp. (Equity REIT)		17,608	198,266
Mid-America Apartment Communities, Inc. (Equity REIT)		4,660	540,327
Prologis, Inc. (Equity REIT)		30,176	3,036,309
Public Storage (Equity REIT)		6,224	1,386,209
Realty Income Corp. (Equity REIT)		14,124	858,033
Regency Centers Corp. (Equity REIT)		6,463	245,723
SBA Communications Corp. (Equity REIT)		4,571	1,455,772
Simon Property Group, Inc. (Equity REIT)		12,467	806,366
SL Green Realty Corp. (Equity REIT)		3,002	139,203
UDR, Inc. (Equity REIT)		12,132	395,625
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
Ventas, Inc. (Equity REIT)	15,342	$ 643,750
Vornado Realty Trust (Equity REIT)	6,418	216,351
Welltower, Inc. (Equity REIT)	17,068	940,276
Weyerhaeuser Co. (Equity REIT)	30,486	869,461
		30,087,122
Utilities–3.0%
AES Corp. / The (Ind. Power & Renewable Elec.)	27,288	494,186
Alliant Energy Corp. (Electric Utilities)	10,146	524,041
Ameren Corp. (Multi-Utilities)	10,113	799,736
American Electric Power Co., Inc. (Electric Utilities)	20,318	1,660,590
American Water Works Co., Inc. (Water Utilities)	7,393	1,071,098
Atmos Energy Corp. (Gas Utilities)	5,044	482,156
CenterPoint Energy, Inc. (Multi-Utilities)	22,319	431,873
CMS Energy Corp. (Multi-Utilities)	11,677	717,085
Consolidated Edison, Inc. (Multi-Utilities)	13,667	1,063,293
Dominion Energy, Inc. (Multi-Utilities)	34,390	2,714,403
DTE Energy Co. (Multi-Utilities)	7,881	906,630
Duke Energy Corp. (Electric Utilities)	30,114	2,666,896
Edison International (Electric Utilities)	15,416	783,749
Entergy Corp. (Electric Utilities)	8,167	804,695
Evergy, Inc. (Electric Utilities)	9,199	467,493
Eversource Energy (Electric Utilities)	14,028	1,172,039
Exelon Corp. (Electric Utilities)	39,894	1,426,609
FirstEnergy Corp. (Electric Utilities)	22,162	636,271
NextEra Energy, Inc. (Electric Utilities)	20,035	5,560,915
NiSource, Inc. (Multi-Utilities)	15,707	345,554
NRG Energy, Inc. (Ind. Power & Renewable Elec.)	9,977	306,693
Pinnacle West Capital Corp. (Electric Utilities)	4,612	343,825
PPL Corp. (Electric Utilities)	31,416	854,829
Public Service Enterprise Group, Inc. (Multi-Utilities)	20,741	1,138,888
Sempra Energy (Multi-Utilities)	11,831	1,400,317
Southern Co. / The (Electric Utilities)	43,151	2,339,647
WEC Energy Group, Inc. (Multi-Utilities)	12,883	1,248,363
Xcel Energy, Inc. (Electric Utilities)	21,450	1,480,264
		33,842,138
Total Common Stocks (Cost $842,226,294)		$1,139,532,623

Money Market Funds–0.5%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.114%	(b)	5,586,477	$ 5,587,594
Total Money Market Funds (Cost $5,588,128)			$5,587,594
Total Investments – 100.0% (Cost $847,814,422)	(c)		$1,145,120,217
Other Assets in Excess of Liabilities – 0.0%	(d)		19,942
Net Assets – 100.0%			$1,145,140,159

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2020.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $540,000 of cash pledged as collateral for the futures contracts outstanding at September 30, 2020. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2020 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	45	December 18, 2020	$7,486,869	$7,542,000	$55,131	$43,807
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks–96.5%		Shares	Value
Communication Services–9.1%
Activision Blizzard, Inc. (Entertainment)		12,351	$ 999,813
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	456	668,314
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	1,250	1,837,000
AT&T, Inc. (Diversified Telecom. Svs.)		104,833	2,988,789
CenturyLink, Inc. (Diversified Telecom. Svs.)		84,307	850,658
Comcast Corp. Class A (Media)		66,054	3,055,658
Discovery, Inc. Class A (Media)	(a)	120,133	2,615,295
Discovery, Inc. Class C (Media)	(a)	6,132	120,187
Electronic Arts, Inc. (Entertainment)	(a)	3,048	397,490
Interpublic Group of Cos., Inc. / The (Media)		19,189	319,881
Nexstar Media Group, Inc. Class A (Media)		3,892	350,008
Omnicom Group, Inc. (Media)		1,104	54,648
Sirius XM Holdings, Inc. (Media)		203,994	1,093,408
TEGNA, Inc. (Media)		4,214	49,514
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		6,071	111,949
Twitter, Inc. (Interactive Media & Svs.)	(a)	50,477	2,246,226
United States Cellular Corp. (Wireless Telecom. Svs.)	(a)	5,220	154,147
Verizon Communications, Inc. (Diversified Telecom. Svs.)		63,450	3,774,640
ViacomCBS, Inc. Class B (Media)		15,125	423,651
Vodafone Group PLC – ADR (Wireless Telecom. Svs.)		25,235	338,654
Walt Disney Co. / The (Entertainment)		30,271	3,756,026
			26,205,956
Consumer Discretionary–7.5%
Aptiv PLC (Auto Components)		13,185	1,208,801
Best Buy Co., Inc. (Specialty Retail)		2,909	323,743
Bright Horizons Family Solutions, Inc. (Diversified Consumer Svs.)	(a)	3,434	522,105
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4,465	250,308
CarMax, Inc. (Specialty Retail)	(a)	2,817	258,910
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		803	69,524
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	84	104,472
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		1,052	90,430
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		14,031	1,413,483
Dollar Tree, Inc. (Multiline Retail)	(a)	2,096	191,449
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)		943	77,241
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)		17,566	209,914
Five Below, Inc. (Specialty Retail)	(a)	1,132	143,764
Foot Locker, Inc. (Specialty Retail)		2,121	70,057
Ford Motor Co. (Automobiles)		73,053	486,533
Genuine Parts Co. (Distributors)		11,217	1,067,522
H&R Block, Inc. (Diversified Consumer Svs.)		3,823	62,277
Harley-Davidson, Inc. (Automobiles)		14,606	358,431
Home Depot, Inc. / The (Specialty Retail)		20,479	5,687,223
Kohl's Corp. (Multiline Retail)		14,027	259,920
L Brands, Inc. (Specialty Retail)		4,309	137,069
Levi Strauss & Co. Class A (Textiles, Apparel & Luxury Goods)		2,876	38,538
Lowe's Cos., Inc. (Specialty Retail)		895	148,445
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,289	424,558
McDonald's Corp. (Hotels, Restaurants & Leisure)		9,776	2,145,734
MGM Resorts International (Hotels, Restaurants & Leisure)		5,566	121,060
Nordstrom, Inc. (Multiline Retail)		29,907	356,491
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	1,344	$ 97,709
Polaris, Inc. (Leisure Products)		975	91,981
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		11,987	814,756
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	2,085	63,009
Tesla, Inc. (Automobiles)	(a)	189	81,083
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		7,293	443,341
TJX Cos., Inc. / The (Specialty Retail)		8,910	495,841
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	2,473	27,772
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	3,553	34,962
V.F. Corp. (Textiles, Apparel & Luxury Goods)		11,547	811,177
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		2,016	431,364
Wayfair, Inc. Class A (Internet & Direct Marketing Retail)	(a)	1,215	353,577
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)		40,417	1,243,227
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		764	38,582
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		5,140	469,282
			21,725,665
Consumer Staples–8.9%
Albertsons Cos., Inc. Class A (Food & Staples Retailing)	(a)	3,946	54,652
Brown-Forman Corp. Class B (Beverages)		6,310	475,269
Campbell Soup Co. (Food Products)		941	45,516
Casey's General Stores, Inc. (Food & Staples Retailing)		692	122,934
Clorox Co. / The (Household Products)		12,675	2,663,905
Colgate-Palmolive Co. (Household Products)		51,769	3,993,978
Costco Wholesale Corp. (Food & Staples Retailing)		6,915	2,454,825
Coty, Inc. Class A (Personal Products)		63,719	172,041
General Mills, Inc. (Food Products)		46,732	2,882,430
Hershey Co. / The (Food Products)		19,944	2,858,773
Hormel Foods Corp. (Food Products)		4,562	223,036
Kellogg Co. (Food Products)		2,049	132,345
Keurig Dr Pepper, Inc. (Beverages)		8,703	240,203
McCormick & Co., Inc. (Food Products)		8,933	1,733,895
Molson Coors Beverage Co. Class B (Beverages)		9,629	323,149
PepsiCo, Inc. (Beverages)		29,962	4,152,733
Procter & Gamble Co. / The (Household Products)		15,319	2,129,188
Walmart, Inc. (Food & Staples Retailing)		8,083	1,130,893
			25,789,765
Energy–3.9%
Baker Hughes Co. (Energy Equip. & Svs.)		40,291	535,467
Chevron Corp. (Oil, Gas & Consumable Fuels)		25,940	1,867,680
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)		4,514	199,158
ConocoPhillips (Oil, Gas & Consumable Fuels)		41,258	1,354,913
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		28,833	354,069
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		19,340	182,956
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		41,563	1,493,774
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		26,998	926,841

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		2,158	$ 26,608
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		76,116	311,315
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		14,169	128,371
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		11,861	308,149
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		4,055	23,073
Phillips 66 (Oil, Gas & Consumable Fuels)		21,740	1,127,002
Schlumberger N.V. (Energy Equip. & Svs.)		37,335	580,933
TechnipFMC PLC (Energy Equip. & Svs.)		65,110	410,844
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		20,832	902,442
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		20,917	411,019
			11,144,614
Financials–18.3%
Aflac, Inc. (Insurance)		32,996	1,199,405
Alleghany Corp. (Insurance)		153	79,629
Allstate Corp. / The (Insurance)		8,258	777,408
Ally Financial, Inc. (Consumer Finance)		46,396	1,163,148
American Express Co. (Consumer Finance)		13,035	1,306,759
American National Group, Inc. (Insurance)		919	62,060
Ameriprise Financial, Inc. (Capital Markets)		6,755	1,041,013
Arch Capital Group Ltd. (Insurance)	(a)	6,032	176,436
Athene Holding Ltd. Class A (Insurance)	(a)	13,410	457,013
Bank of America Corp. (Banks)		169,161	4,075,088
Bank of Hawaii Corp. (Banks)		3,344	168,939
Bank of New York Mellon Corp. / The (Capital Markets)		5,727	196,665
Bank OZK (Banks)		2,821	60,144
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	33,990	7,237,831
Brighthouse Financial, Inc. (Insurance)	(a)	3,335	89,745
Brown & Brown, Inc. (Insurance)		9,818	444,461
CBOE Global Markets, Inc. (Capital Markets)		9,803	860,115
Charles Schwab Corp. / The (Capital Markets)		82,274	2,980,787
Cincinnati Financial Corp. (Insurance)		17,836	1,390,673
Citigroup, Inc. (Banks)		21,331	919,579
CME Group, Inc. (Capital Markets)		11,269	1,885,416
Comerica, Inc. (Banks)		14,357	549,155
Commerce Bancshares, Inc. (Banks)		2,189	123,219
Cullen / Frost Bankers, Inc. (Banks)		12,112	774,562
E*TRADE Financial Corp. (Capital Markets)		4,156	208,008
FactSet Research Systems, Inc. (Capital Markets)		1,606	537,817
First American Financial Corp. (Insurance)		13,524	688,507
First Horizon National Corp. (Banks)		4,076	38,437
First Republic Bank (Banks)		5,494	599,176
Franklin Resources, Inc. (Capital Markets)		12,806	260,602
Hanover Insurance Group, Inc. / The (Insurance)		1,122	104,548
Hartford Financial Services Group, Inc. / The (Insurance)		6,039	222,597
Intercontinental Exchange, Inc. (Capital Markets)		2,682	268,334
Invesco Ltd. (Capital Markets)		66,270	756,141
JPMorgan Chase & Co. (Banks)		54,510	5,247,678
Lincoln National Corp. (Insurance)		32,687	1,024,084
Marsh & McLennan Cos., Inc. (Insurance)		7,238	830,199
MetLife, Inc. (Insurance)		3,406	126,601
MGIC Investment Corp. (Thrifts & Mortgage Finance)		15,229	134,929
Moody's Corp. (Capital Markets)		6,508	1,886,344
Morgan Stanley (Capital Markets)		12,270	593,254
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		17,869	147,777
PacWest Bancorp (Banks)		5,021	85,759
Common Stocks (Continued)		Shares	Value
Financials (continued)
Pinnacle Financial Partners, Inc. (Banks)		5,621	$ 200,051
Principal Financial Group, Inc. (Insurance)		1,515	61,009
Progressive Corp. / The (Insurance)		711	67,310
Prosperity Bancshares, Inc. (Banks)		4,192	217,271
Prudential Financial, Inc. (Insurance)		7,958	505,492
Regions Financial Corp. (Banks)		82,009	945,564
Reinsurance Group of America, Inc. (Insurance)		3,969	377,809
S&P Global, Inc. (Capital Markets)		5,292	1,908,295
State Street Corp. (Capital Markets)		8,436	500,508
T. Rowe Price Group, Inc. (Capital Markets)		5,898	756,241
TD Ameritrade Holding Corp. (Capital Markets)		4,890	191,443
Travelers Cos., Inc. / The (Insurance)		5,821	629,774
Unum Group (Insurance)		7,678	129,221
Wells Fargo & Co. (Banks)		154,848	3,640,476
Willis Towers Watson PLC (Insurance)		2,423	505,971
Wintrust Financial Corp. (Banks)		2,713	108,656
Zions Bancorp N.A. (Banks)		13,495	394,324
			52,919,457
Health Care–12.9%
1Life Healthcare, Inc. (Health Care Providers & Svs.)	(a)	6,038	171,238
Abbott Laboratories (Health Care Equip. & Supplies)		26,302	2,862,447
AbbVie, Inc. (Biotechnology)		24,070	2,108,291
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		5,462	551,334
Amgen, Inc. (Biotechnology)		950	241,452
Anthem, Inc. (Health Care Providers & Svs.)		4,442	1,193,077
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	3,416	76,826
Biogen, Inc. (Biotechnology)	(a)	4,160	1,180,109
Bristol-Myers Squibb Co. (Pharmaceuticals)		9,613	579,568
Cardinal Health, Inc. (Health Care Providers & Svs.)		8,896	417,667
Catalent, Inc. (Pharmaceuticals)	(a)	3,018	258,522
Cigna Corp. (Health Care Providers & Svs.)		6,395	1,083,377
CVS Health Corp. (Health Care Providers & Svs.)		26,977	1,575,457
DexCom, Inc. (Health Care Equip. & Supplies)	(a)	717	295,569
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	21,057	1,680,770
Gilead Sciences, Inc. (Biotechnology)		53,750	3,396,462
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	970	48,034
HCA Healthcare, Inc. (Health Care Providers & Svs.)		1,869	233,027
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	2,674	177,741
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,910	750,840
Johnson & Johnson (Pharmaceuticals)		42,980	6,398,862
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	2,026	381,435
McKesson Corp. (Health Care Providers & Svs.)		6,599	982,789
Medtronic PLC (Health Care Equip. & Supplies)		24,374	2,532,946
Merck & Co., Inc. (Pharmaceuticals)		14,485	1,201,531
Mylan N.V. (Pharmaceuticals)	(a)	4,611	68,381
Pfizer, Inc. (Pharmaceuticals)		104,484	3,834,563
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		4,318	494,368
Stryker Corp. (Health Care Equip. & Supplies)		2,214	461,331
Teladoc Health, Inc. (Health Care Technology)	(a)	3,614	792,333
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		2,362	736,401
Zoetis, Inc. (Pharmaceuticals)		2,452	405,487
			37,172,235
Industrials–12.7%
3M Co. (Industrial Conglomerates)		2,529	405,095

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Advanced Drainage Systems, Inc. (Building Products)		2,391	$ 149,294
AGCO Corp. (Machinery)		17,558	1,304,033
Alaska Air Group, Inc. (Airlines)		14,166	518,901
Allegion PLC (Building Products)		29,497	2,917,548
Allison Transmission Holdings, Inc. (Machinery)		1,105	38,830
American Airlines Group, Inc. (Airlines)		9,464	116,313
Boeing Co. / The (Aerospace & Defense)		1,162	192,032
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		2,497	255,168
Carlisle Cos., Inc. (Industrial Conglomerates)		3,863	472,715
Cintas Corp. (Commercial Svs. & Supplies)		1,237	411,711
Copa Holdings SA Class A (Airlines)		587	29,550
CSX Corp. (Road & Rail)		15,905	1,235,341
Cummins, Inc. (Machinery)		752	158,792
Curtiss-Wright Corp. (Aerospace & Defense)		9,069	845,775
Deere & Co. (Machinery)		17,266	3,826,664
Delta Air Lines, Inc. (Airlines)		8,768	268,125
Dover Corp. (Machinery)		921	99,781
EMCOR Group, Inc. (Construction & Engineering)		5,942	402,333
Expeditors International of Washington, Inc. (Air Freight & Logistics)		762	68,976
Fastenal Co. (Trading Companies & Distributors)		5,237	236,136
FedEx Corp. (Air Freight & Logistics)		374	94,069
Fortive Corp. (Machinery)		16,298	1,242,071
GATX Corp. (Trading Companies & Distributors)		8,810	561,638
Graco, Inc. (Machinery)		1,260	77,301
HEICO Corp. (Aerospace & Defense)		337	35,270
Hexcel Corp. (Aerospace & Defense)		1,562	52,405
Honeywell International, Inc. (Industrial Conglomerates)		20,322	3,345,204
Hubbell, Inc. (Electrical Equip.)		15,670	2,144,283
L3Harris Technologies, Inc. (Aerospace & Defense)		5,413	919,344
Landstar System, Inc. (Road & Rail)		2,016	252,988
Lennox International, Inc. (Building Products)		1,870	509,781
Lockheed Martin Corp. (Aerospace & Defense)		972	372,548
Masco Corp. (Building Products)		993	54,744
MasTec, Inc. (Construction & Engineering)	(a)	14,695	620,129
Mercury Systems, Inc. (Aerospace & Defense)	(a)	2,900	224,634
MSA Safety, Inc. (Commercial Svs. & Supplies)		1,030	138,195
Northrop Grumman Corp. (Aerospace & Defense)		1,227	387,106
Old Dominion Freight Line, Inc. (Road & Rail)		747	135,147
Oshkosh Corp. (Machinery)		10,176	747,936
PACCAR, Inc. (Machinery)		9,114	777,242
Raytheon Technologies Corp. (Aerospace & Defense)		10,484	603,249
Republic Services, Inc. (Commercial Svs. & Supplies)		718	67,025
Robert Half International, Inc. (Professional Svs.)		3,851	203,872
Rockwell Automation, Inc. (Electrical Equip.)		1,568	346,026
Roper Technologies, Inc. (Industrial Conglomerates)		2,345	926,533
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	1,046	127,560
Snap-on, Inc. (Machinery)		8,933	1,314,312
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	1,645	510,295
Trane Technologies PLC (Building Products)		2,752	333,680
Trex Co., Inc. (Building Products)	(a)	1,114	79,762
United Airlines Holdings, Inc. (Airlines)	(a)	9,413	327,102
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Valmont Industries, Inc. (Construction & Engineering)		571	$ 70,907
Verisk Analytics, Inc. (Professional Svs.)		4,595	851,500
W.W. Grainger, Inc. (Trading Companies & Distributors)		3,438	1,226,575
WESCO International, Inc. (Trading Companies & Distributors)	(a)	1,632	71,841
Xylem, Inc. (Machinery)		36,700	3,087,204
			36,792,591
Information Technology–9.4%
Accenture PLC Class A (IT Svs.)		376	84,972
Analog Devices, Inc. (Semiconductors & Equip.)		6,658	777,255
Applied Materials, Inc. (Semiconductors & Equip.)		23,666	1,406,944
Automatic Data Processing, Inc. (IT Svs.)		2,438	340,077
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	2,336	157,563
Cisco Systems, Inc. (Communications Equip.)		108,821	4,286,459
Cognizant Technology Solutions Corp. Class A (IT Svs.)		2,835	196,806
DXC Technology Co. (IT Svs.)		12,166	217,163
Fiserv, Inc. (IT Svs.)	(a)	16,933	1,744,946
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		63,768	597,506
HP, Inc. (Tech. Hardware, Storage & Periph.)		26,896	510,755
Intel Corp. (Semiconductors & Equip.)		122,054	6,319,956
Microsoft Corp. (Software)		5,424	1,140,830
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		5,851	256,508
NVIDIA Corp. (Semiconductors & Equip.)		1,366	739,307
PayPal Holdings, Inc. (IT Svs.)	(a)	15,673	3,088,051
salesforce.com, Inc. (Software)	(a)	10,398	2,613,225
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	742	72,605
Visa, Inc. (IT Svs.)		8,018	1,603,359
VMware, Inc. Class A (Software)	(a)	7,232	1,039,021
			27,193,308
Materials–3.8%
Air Products & Chemicals, Inc. (Chemicals)		2,557	761,628
AptarGroup, Inc. (Containers & Packaging)		3,110	352,052
Corteva, Inc. (Chemicals)		3,849	110,890
Domtar Corp. (Paper & Forest Products)		1,862	48,915
Ecolab, Inc. (Chemicals)		17,235	3,444,242
FMC Corp. (Chemicals)		12,054	1,276,639
International Paper Co. (Containers & Packaging)		12,605	511,007
Linde PLC (Chemicals)		2,888	687,719
Mosaic Co. / The (Chemicals)		36,619	669,029
PPG Industries, Inc. (Chemicals)		15,028	1,834,618
Reliance Steel & Aluminum Co. (Metals & Mining)		8,299	846,830
Scotts Miracle-Gro Co. / The (Chemicals)		313	47,861
Sonoco Products Co. (Containers & Packaging)		821	41,929
Steel Dynamics, Inc. (Metals & Mining)		15,619	447,172
			11,080,531
Real Estate–3.6%
Alexandria Real Estate Equities, Inc. (Equity REIT)		4,599	735,840
American Tower Corp. (Equity REIT)		1,200	290,076
AvalonBay Communities, Inc. (Equity REIT)		5,852	873,938
Boston Properties, Inc. (Equity REIT)		3,530	283,459
Camden Property Trust (Equity REIT)		5,184	461,272
Douglas Emmett, Inc. (Equity REIT)		7,901	198,315
Equity Residential (Equity REIT)		42,035	2,157,657
Essex Property Trust, Inc. (Equity REIT)		564	113,246

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
Federal Realty Investment Trust (Equity REIT)	2,735	$ 200,858
Kilroy Realty Corp. (Equity REIT)	1,026	53,311
Macerich Co. / The (Equity REIT)	9,606	65,225
Prologis, Inc. (Equity REIT)	45,432	4,571,368
Realty Income Corp. (Equity REIT)	3,908	237,411
UDR, Inc. (Equity REIT)	7,691	250,803
		10,492,779
Utilities–6.4%
Alliant Energy Corp. (Electric Utilities)	10,398	537,057
Ameren Corp. (Multi-Utilities)	27,326	2,160,940
Atmos Energy Corp. (Gas Utilities)	4,337	414,574
Avangrid, Inc. (Electric Utilities)	1,921	96,934
CMS Energy Corp. (Multi-Utilities)	46,325	2,844,818
Consolidated Edison, Inc. (Multi-Utilities)	27,190	2,115,382
Eversource Energy (Electric Utilities)	16,089	1,344,236
Exelon Corp. (Electric Utilities)	14,142	505,718
IDACORP, Inc. (Electric Utilities)	6,553	523,585
NextEra Energy, Inc. (Electric Utilities)	16,028	4,448,732
Common Stocks (Continued)	Shares	Value
Utilities (continued)
Pinnacle West Capital Corp. (Electric Utilities)	22,164	$ 1,652,326
Portland General Electric Co. (Electric Utilities)	1,571	55,770
Public Service Enterprise Group, Inc. (Multi-Utilities)	8,110	445,320
UGI Corp. (Gas Utilities)	6,648	219,251
Xcel Energy, Inc. (Electric Utilities)	18,141	1,251,910
		18,616,553
Total Common Stocks (Cost $288,762,590)		$279,133,454

Money Market Funds–2.9%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.114%	(b)	8,539,981	$ 8,541,689
Total Money Market Funds (Cost $8,542,980)			$8,541,689
Total Investments – 99.4% (Cost $297,305,570)	(c)		$287,675,143
Other Assets in Excess of Liabilities – 0.6%	(d)		1,607,964
Net Assets – 100.0%			$289,283,107

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2020.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $752,400 of cash pledged as collateral for the futures contracts outstanding at September 30, 2020. See also the following Schedule of Open Futures Contracts.
Schedule of Open Futures Contracts	September 30, 2020 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	57	December 18, 2020	$9,593,794	$9,553,200	$(40,594)	$56,010
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds–96.5%		Rate	Maturity	Face Amount	Value
Communication Services–16.3%
Altice France SA (Diversified Telecom. Svs.)	(a)	7.375%	05/01/2026	$1,225,000	$ 1,283,677
AMC Networks, Inc. (Media)		5.000%	04/01/2024	600,000	613,500
AMC Networks, Inc. (Media)		4.750%	08/01/2025	175,000	180,897
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.875%	05/01/2027	900,000	944,910
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.000%	02/01/2028	650,000	683,312
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.375%	06/01/2029	175,000	189,656
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.750%	03/01/2030	1,750,000	1,852,812
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	08/15/2030	250,000	262,511
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.250%	02/01/2031	150,000	155,385
CSC Holdings LLC (Media)		5.250%	06/01/2024	375,000	402,188
CSC Holdings LLC (Media)	(a)	5.500%	04/15/2027	1,100,000	1,157,860
CSC Holdings LLC (Media)	(a)	7.500%	04/01/2028	550,000	607,602
CSC Holdings LLC (Media)	(a)	5.750%	01/15/2030	300,000	318,813
CSC Holdings LLC (Media)	(a)	4.125%	12/01/2030	200,000	203,850
CSC Holdings LLC (Media)	(a)	4.625%	12/01/2030	675,000	678,193
CSC Holdings LLC (Media)	(a)	3.375%	02/15/2031	200,000	193,650
Cumulus Media New Holdings, Inc. (Media)	(a)	6.750%	07/01/2026	200,000	185,274
Diamond Sports Group LLC / Diamond Sports Finance Co. (Media)	(a)	5.375%	08/15/2026	400,000	283,000
Diamond Sports Group LLC / Diamond Sports Finance Co. (Media)	(a)	6.625%	08/15/2027	525,000	273,000
DISH DBS Corp. (Media)		5.875%	11/15/2024	250,000	257,446
DISH DBS Corp. (Media)		7.750%	07/01/2026	750,000	824,520
Entercom Media Corp. (Media)	(a)	7.250%	11/01/2024	575,000	480,125
Entercom Media Corp. (Media)	(a)	6.500%	05/01/2027	400,000	348,000
Gray Television, Inc. (Media)	(a)	5.875%	07/15/2026	750,000	778,125
iHeartCommunications, Inc. (Media)		6.375%	05/01/2026	41,769	43,514
iHeartCommunications, Inc. (Media)		8.375%	05/01/2027	950,707	936,446
iHeartCommunications, Inc. (Media)	(a)	5.250%	08/15/2027	200,000	195,000
iHeartCommunications, Inc. (Media)	(a)	4.750%	01/15/2028	100,000	94,245
Intelsat Jackson Holdings SA (Acquired 05/15/2018, Cost $259,500) (Diversified Telecom. Svs.)	(b)	5.500%	08/01/2023	300,000	188,250
Intelsat Jackson Holdings SA (Acquired 10/02/2018, Cost $125,938) (Diversified Telecom. Svs.)	(a)(b)	8.500%	10/15/2024	125,000	80,625
Intelsat Jackson Holdings SA (Acquired 06/19/2017, Cost $250,000) (Diversified Telecom. Svs.)	(a)(b)	9.750%	07/15/2025	250,000	163,750
Lamar Media Corp. (Media)	(a)	4.875%	01/15/2029	125,000	130,000
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	5.000%	12/15/2027	450,000	474,750
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.625%	06/01/2028	75,000	77,250
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.125%	08/01/2030	425,000	429,913
Nexstar Broadcasting, Inc. (Media)	(a)	5.625%	07/15/2027	300,000	314,685
Nexstar Broadcasting, Inc. (Media)	(a)	4.750%	11/01/2028	675,000	688,500
Scripps Escrow, Inc. (Media)	(a)	5.875%	07/15/2027	300,000	289,500
Sinclair Television Group, Inc. (Media)	(a)	5.625%	08/01/2024	525,000	522,375
Sinclair Television Group, Inc. (Media)	(a)	5.875%	03/15/2026	400,000	394,000
Sinclair Television Group, Inc. (Media)	(a)	5.125%	02/15/2027	125,000	115,963
Sirius XM Radio, Inc. (Media)	(a)	3.875%	08/01/2022	125,000	126,328
Sirius XM Radio, Inc. (Media)	(a)	5.375%	07/15/2026	725,000	754,507
Sirius XM Radio, Inc. (Media)	(a)	5.000%	08/01/2027	75,000	78,343
Sirius XM Radio, Inc. (Media)	(a)	4.125%	07/01/2030	475,000	486,775
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.875%	11/15/2028	475,000	591,534
Sprint Corp. (Wireless Telecom. Svs.)		7.625%	02/15/2025	1,100,000	1,287,000
TEGNA, Inc. (Media)	(a)	4.625%	03/15/2028	300,000	293,340
TEGNA, Inc. (Media)	(a)	5.000%	09/15/2029	750,000	740,625
Telenet Finance Luxembourg Notes SARL (Media)	(a)	5.500%	03/01/2028	800,000	840,000
Terrier Media Buyer, Inc. (Media)	(a)	8.875%	12/15/2027	1,000,000	1,007,500
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.125%	04/15/2025	675,000	689,762
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.500%	01/15/2026	325,000	339,625
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		4.500%	02/01/2026	25,000	25,760
Virgin Media Finance PLC (Media)	(a)	5.000%	07/15/2030	200,000	199,000
Virgin Media Secured Finance PLC (Media)	(a)	4.500%	08/15/2030	200,000	205,488
Virgin Media Vendor Financing Notes IV DAC (Media)	(a)	5.000%	07/15/2028	575,000	573,563
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.250%	01/31/2031	200,000	203,750
WMG Acquisition Corp. (Entertainment)	(a)	3.875%	07/15/2030	75,000	77,340
Ziggo B.V. (Diversified Telecom. Svs.)	(a)	5.500%	01/15/2027	539,000	564,603
Ziggo Bond Co. B.V. (Diversified Telecom. Svs.)	(a)	6.000%	01/15/2027	625,000	646,094
					28,028,009
Consumer Discretionary–11.0%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	10/15/2025	1,600,000	1,640,576
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.000%	10/15/2030	950,000	957,324
Adient Global Holdings Ltd. (Auto Components)	(a)	4.875%	08/15/2026	675,000	642,937
Adient U.S. LLC (Auto Components)	(a)	9.000%	04/15/2025	25,000	27,563
Adient U.S. LLC (Auto Components)	(a)	7.000%	05/15/2026	75,000	80,324
American Axle & Manufacturing, Inc. (Auto Components)		6.500%	04/01/2027	400,000	387,000
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	6.375%	05/01/2025	275,000	286,461
Aramark Services, Inc. (Hotels, Restaurants & Leisure)		4.750%	06/01/2026	375,000	379,425
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/01/2028	475,000	478,562
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(a)	8.625%	06/01/2025	50,000	54,814
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		6.375%	04/01/2026	525,000	546,625
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		6.000%	08/15/2026	175,000	180,469
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	75,000	73,594
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.250%	07/01/2025	325,000	338,813
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	8.125%	07/01/2027	450,000	477,000
Caesars Resort Collection LLC / CRC Finco, Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	07/01/2025	50,000	51,563

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Caesars Resort Collection LLC / CRC Finco, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	10/15/2025	$ 250,000	$ 241,875
Clarios Global LP / Clarios U.S. Finance Co. (Auto Components)	(a)	6.250%	05/15/2026	125,000	131,069
Clarios Global LP / Clarios U.S. Finance Co. (Auto Components)	(a)	8.500%	05/15/2027	1,300,000	1,348,750
Dana Financing Luxembourg SARL (Auto Components)	(a)	6.500%	06/01/2026	650,000	677,625
Gates Global LLC / Gates Corp. (Auto Components)	(a)	6.250%	01/15/2026	825,000	847,687
Goodyear Tire & Rubber Co. / The (Auto Components)		5.000%	05/31/2026	50,000	48,581
Goodyear Tire & Rubber Co. / The (Auto Components)		4.875%	03/15/2027	200,000	189,000
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.375%	05/01/2025	25,000	25,970
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)		5.125%	05/01/2026	525,000	538,781
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	05/01/2028	75,000	79,313
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)		4.875%	01/15/2030	150,000	154,500
IHO Verwaltungs GmbH (Auto Components)	(a)(c)	4.750%, 5.500% PIK	09/15/2026	550,000	556,875
IHO Verwaltungs GmbH (Auto Components)	(a)(c)	6.000%, 6.750% PIK	05/15/2027	400,000	422,000
J.B. Poindexter & Co., Inc. (Auto Components)	(a)	7.125%	04/15/2026	475,000	503,680
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	5.250%	06/01/2026	300,000	311,700
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	4.750%	06/01/2027	525,000	550,882
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (Hotels, Restaurants & Leisure)	(a)	4.625%	06/15/2025	100,000	102,000
MGM Resorts International (Hotels, Restaurants & Leisure)		6.750%	05/01/2025	400,000	419,212
MGM Resorts International (Hotels, Restaurants & Leisure)		4.625%	09/01/2026	648,000	644,760
Michaels Stores, Inc. (Specialty Retail)	(a)	8.000%	07/15/2027	350,000	365,750
Mohegan Gaming & Entertainment (Hotels, Restaurants & Leisure)	(a)	7.875%	10/15/2024	600,000	561,000
Party City Holdings, Inc. (Index Floor: 0.75%) (Specialty Retail)	(a)	SL + 500	07/15/2025	266,621	194,633
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	9.500%	08/01/2025	75,000	77,436
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/15/2027	675,000	640,102
Six Flags Theme Parks, Inc. (Hotels, Restaurants & Leisure)	(a)	7.000%	07/01/2025	50,000	53,188
Stars Group Holdings B.V. / Stars Group U.S. Co-Borrower LLC (Hotels, Restaurants & Leisure)	(a)	7.000%	07/15/2026	925,000	982,812
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	5.000%	10/01/2025	775,000	762,251
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.500%	02/15/2028	75,000	69,375
VOC Escrow Ltd. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/15/2028	325,000	287,745
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	5.500%	05/15/2025	75,000	78,563
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	5.625%	03/15/2027	75,000	78,281
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	5.375%	04/15/2026	200,000	203,500
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	4.375%	08/15/2028	75,000	72,750
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	(a)	7.750%	04/01/2025	50,000	55,250
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	(a)	4.750%	01/15/2030	75,000	80,813
					18,960,759
Consumer Staples–2.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)		5.750%	03/15/2025	580,000	598,299
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(a)	3.250%	03/15/2026	275,000	272,888
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(a)	5.875%	02/15/2028	100,000	106,750
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(a)	3.500%	03/15/2029	425,000	412,516
Edgewell Personal Care Co. (Personal Products)	(a)	5.500%	06/01/2028	175,000	184,140
Energizer Holdings, Inc. (Household Products)	(a)	6.375%	07/15/2026	225,000	241,920
Energizer Holdings, Inc. (Household Products)	(a)	7.750%	01/15/2027	150,000	163,875
Energizer Holdings, Inc. (Household Products)	(a)	4.750%	06/15/2028	150,000	155,235
Energizer Holdings, Inc. (Household Products)	(a)	4.375%	03/31/2029	325,000	328,250
Kraft Heinz Foods Co. (Food Products)		4.375%	06/01/2046	500,000	513,259
Lamb Weston Holdings, Inc. (Food Products)	(a)	4.875%	05/15/2028	100,000	108,000
Post Holdings, Inc. (Food Products)	(a)	5.000%	08/15/2026	975,000	999,375
Post Holdings, Inc. (Food Products)	(a)	5.750%	03/01/2027	550,000	578,187
Post Holdings, Inc. (Food Products)	(a)	4.625%	04/15/2030	125,000	128,594
U.S. Foods, Inc. (Food & Staples Retailing)	(a)	5.875%	06/15/2024	100,000	100,655
					4,891,943
Energy–13.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.375%	09/15/2024	575,000	491,625
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	03/01/2027	225,000	186,188
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2028	625,000	514,062
Antero Resources Corp. (Oil, Gas & Consumable Fuels)		5.625%	06/01/2023	400,000	290,000
Apache Corp. (Oil, Gas & Consumable Fuels)		4.625%	11/15/2025	75,000	71,484
Apache Corp. (Oil, Gas & Consumable Fuels)		4.875%	11/15/2027	100,000	94,500
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	625,000	600,131
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/01/2028	125,000	117,813
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.000%	11/01/2026	225,000	172,125
Berry Petroleum Co. LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	02/15/2026	325,000	252,687
Buckeye Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.125%	03/01/2025	75,000	71,625
Buckeye Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.500%	03/01/2028	375,000	361,406

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)		6.125%	10/01/2024	$ 425,000	$ 121,125
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)		8.250%	07/15/2025	450,000	121,500
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)		6.375%	07/01/2026	225,000	55,125
Centennial Resource Production LLC (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	350,000	142,625
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		5.250%	10/01/2025	900,000	920,700
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		4.500%	10/01/2029	125,000	128,188
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	4.625%	10/15/2028	175,000	179,594
Chesapeake Energy Corp. (Acquired 12/06/2016 through 09/17/2018, Cost $1,076,753) (Oil, Gas & Consumable Fuels)	(a)(b)	11.500%	01/01/2025	752,000	101,520
CNX Midstream Partners LP / CNX Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.500%	03/15/2026	725,000	734,062
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		4.375%	01/15/2028	225,000	194,522
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.625%	10/15/2025	600,000	565,500
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.625%	07/15/2025	200,000	205,500
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/30/2028	150,000	150,750
Enviva Partners LP / Enviva Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.500%	01/15/2026	900,000	948,375
EP Energy LLC / Everest Acquisition Finance, Inc. (Acquired 11/17/2016 through 07/27/2018, Cost $548,719) (Oil, Gas & Consumable Fuels)	(a)(b)	8.000%	11/29/2024	550,000	688
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.750%	07/15/2023	175,000	174,781
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	6.000%	07/01/2025	225,000	232,031
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	6.500%	07/01/2027	325,000	344,506
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		5.500%	07/15/2028	350,000	352,467
EQT Corp. (Oil, Gas & Consumable Fuels)		7.875%	02/01/2025	400,000	443,380
EQT Corp. (Oil, Gas & Consumable Fuels)		8.750%	02/01/2030	50,000	59,079
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		6.000%	10/15/2024	75,000	46,500
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		6.375%	05/15/2025	275,000	167,750
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		6.375%	01/15/2026	125,000	76,875
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.125%	06/15/2028	300,000	299,313
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.000%	02/01/2028	300,000	294,000
Jagged Peak Energy LLC (Oil, Gas & Consumable Fuels)		5.875%	05/01/2026	300,000	298,500
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.250%	01/15/2026	200,000	98,500
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.500%	01/15/2028	75,000	36,094
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		5.750%	10/01/2025	25,000	25,820
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		5.625%	04/28/2027	875,000	864,224
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		6.375%	10/01/2030	50,000	51,875
Oasis Petroleum, Inc. (Acquired 12/03/2014 through 10/11/2016, Cost $590,535) (Oil, Gas & Consumable Fuels)	(b)	6.875%	03/15/2022	625,000	146,484
Oasis Petroleum, Inc. (Acquired 04/30/2018, Cost $75,000) (Oil, Gas & Consumable Fuels)	(a)(b)	6.250%	05/01/2026	75,000	17,719
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		2.900%	08/15/2024	300,000	254,529
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		3.500%	06/15/2025	275,000	228,250
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		8.000%	07/15/2025	175,000	176,090
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.875%	09/01/2025	225,000	206,204
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		3.200%	08/15/2026	200,000	158,625
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		8.875%	07/15/2030	425,000	437,750
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.625%	09/01/2030	275,000	253,687
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.450%	09/15/2036	325,000	276,256
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.300%	08/15/2039	225,000	155,961
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.100%	02/15/2047	150,000	101,265
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.400%	08/15/2049	250,000	175,026
Parsley Energy LLC / Parsley Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.250%	08/15/2025	75,000	74,250
Parsley Energy LLC / Parsley Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.625%	10/15/2027	100,000	99,500
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		6.125%	09/15/2024	200,000	190,500
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	05/15/2026	250,000	233,125
Precision Drilling Corp. (Energy Equip. & Svs.)		7.750%	12/15/2023	350,000	266,000
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	7.125%	01/15/2026	100,000	64,318
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		5.250%	05/01/2023	75,000	54,563
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		5.625%	03/01/2026	400,000	227,000
Range Resources Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2025	500,000	451,300
Range Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	9.250%	02/01/2026	75,000	77,063
Rattler Midstream LP (Oil, Gas & Consumable Fuels)	(a)	5.625%	07/15/2025	200,000	201,500
SESI LLC (Energy Equip. & Svs.)		7.125%	12/15/2021	100,000	24,500
SESI LLC (Energy Equip. & Svs.)		7.750%	09/15/2024	825,000	202,125
Shelf Drilling Holdings Ltd. (Oil, Gas & Consumable Fuels)	(a)	8.250%	02/15/2025	500,000	197,500
SM Energy Co. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2024	175,000	93,625
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	350,000	155,750
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.625%	01/15/2027	25,000	11,105
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	08/15/2022	825,000	577,500
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.750%	04/15/2025	250,000	142,706
Sunoco LP / Sunoco Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	02/15/2026	75,000	74,906
Sunoco LP / Sunoco Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	03/15/2028	275,000	281,187
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.250%	05/01/2023	150,000	149,655
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	04/15/2026	150,000	154,005
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.375%	02/01/2027	700,000	703,934
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2027	25,000	26,063

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2028	$ 525,000	$ 511,875
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.500%	03/01/2030	475,000	472,625
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	4.875%	02/01/2031	150,000	145,264
Tervita Corp. (Energy Equip. & Svs.)	(a)	7.625%	12/01/2021	450,000	410,625
TransMontaigne Partners LP / TLP Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	02/15/2026	225,000	232,875
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	04/01/2026	825,000	817,781
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	09/01/2027	100,000	99,162
Ultra Resources, Inc. (Acquired 05/02/2017 through 07/18/2017, Cost $200,000) (Oil, Gas & Consumable Fuels)	(a)(b)	7.125%	04/15/2025	200,000	900
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.000%	07/01/2022	100,000	100,593
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.650%	07/01/2026	50,000	48,625
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.500%	03/01/2028	175,000	164,500
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.050%	02/01/2030	150,000	146,237
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.450%	04/01/2044	175,000	149,625
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.300%	03/01/2048	800,000	644,000
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.500%	08/15/2048	100,000	82,500
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	06/01/2026	75,000	77,625
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		5.250%	10/15/2027	200,000	203,000
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		5.875%	06/15/2028	25,000	26,125
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		4.500%	01/15/2030	125,000	123,438
					23,438,016
Financials–9.2%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	6.750%	10/15/2027	650,000	681,928
AmWINS Group, Inc. (Insurance)	(a)	7.750%	07/01/2026	950,000	1,016,500
Ardonagh Midco 2 PLC (Insurance)	(a)(c)	11.500%, 12.750% PIK	01/15/2027	325,000	328,250
AssuredPartners, Inc. (Insurance)	(a)	7.000%	08/15/2025	675,000	687,521
Atotech Alpha 2 B.V. (Diversified Financial Svs.)	(a)(c)	8.750%, 9.500% PIK	06/01/2023	250,000	251,875
Atotech Alpha 3 B.V. / Alpha U.S. Bidco, Inc. (Diversified Financial Svs.)	(a)	6.250%	02/01/2025	575,000	582,906
Ford Motor Credit Co. LLC (Consumer Finance)		3.336%	03/18/2021	325,000	325,179
Ford Motor Credit Co. LLC (Consumer Finance)		3.813%	10/12/2021	300,000	300,750
Ford Motor Credit Co. LLC (Consumer Finance)		3.096%	05/04/2023	400,000	390,600
Ford Motor Credit Co. LLC (Consumer Finance)		4.063%	11/01/2024	375,000	374,531
Ford Motor Credit Co. LLC (Consumer Finance)		5.125%	06/16/2025	400,000	412,500
Ford Motor Credit Co. LLC (Consumer Finance)		4.389%	01/08/2026	225,000	222,433
Ford Motor Credit Co. LLC (Consumer Finance)		4.271%	01/09/2027	450,000	441,495
Ford Motor Credit Co. LLC (Consumer Finance)		4.125%	08/17/2027	300,000	291,750
Ford Motor Credit Co. LLC (Consumer Finance)		5.113%	05/03/2029	300,000	308,250
GTCR AP Finance, Inc. (Insurance)	(a)	8.000%	05/15/2027	275,000	291,500
HUB International Ltd. (Insurance)	(a)	7.000%	05/01/2026	2,075,000	2,150,219
Navient Corp. (Consumer Finance)		6.125%	03/25/2024	175,000	176,750
Navient Corp. (Consumer Finance)		5.875%	10/25/2024	775,000	770,644
Navient Corp. (Consumer Finance)		6.750%	06/25/2025	175,000	177,188
Navient Corp. (Consumer Finance)		6.750%	06/15/2026	125,000	125,000
Navient Corp. (Consumer Finance)		5.000%	03/15/2027	50,000	46,952
NFP Corp. (Insurance)	(a)	7.000%	05/15/2025	50,000	53,000
NFP Corp. (Insurance)	(a)	6.875%	08/15/2028	1,050,000	1,061,392
Quicken Loans LLC (Thrifts & Mortgage Finance)	(a)	5.750%	05/01/2025	1,075,000	1,106,712
Quicken Loans LLC (Thrifts & Mortgage Finance)	(a)	5.250%	01/15/2028	425,000	447,806
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. (Thrifts & Mortgage Finance)	(a)	3.625%	03/01/2029	200,000	198,250
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. (Thrifts & Mortgage Finance)	(a)	3.875%	03/01/2031	300,000	296,250
Refinitiv U.S. Holdings, Inc. (Capital Markets)	(a)	6.250%	05/15/2026	100,000	106,750
Refinitiv U.S. Holdings, Inc. (Capital Markets)	(a)	8.250%	11/15/2026	975,000	1,068,844
USI, Inc. (Insurance)	(a)	6.875%	05/01/2025	1,050,000	1,063,125
					15,756,850
Health Care–14.2%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)		5.625%	02/15/2023	750,000	754,687
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)		6.500%	03/01/2024	400,000	410,500
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	5.500%	07/01/2028	25,000	25,713
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	5.000%	04/15/2029	25,000	25,219
Air Medical Group Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.375%	05/15/2023	600,000	600,000
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	4.625%	07/15/2028	600,000	622,500
Avantor, Inc. (Health Care Equip. & Supplies)	(a)	6.000%	10/01/2024	125,000	130,625
Bausch Health Americas, Inc. (Pharmaceuticals)	(a)	8.500%	01/31/2027	525,000	576,844
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.500%	03/01/2023	53,000	52,801
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.875%	05/15/2023	19,000	18,905
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	7.000%	03/15/2024	225,000	232,875
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.125%	04/15/2025	1,050,000	1,074,937
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.500%	11/01/2025	200,000	204,750
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	9.000%	12/15/2025	425,000	462,315
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.750%	08/15/2027	175,000	185,719
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.000%	01/30/2028	200,000	194,250
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.250%	02/15/2029	25,000	25,714
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	7.250%	05/30/2029	575,000	618,844
Centene Corp. (Health Care Providers & Svs.)		4.750%	05/15/2022	75,000	75,938
Centene Corp. (Health Care Providers & Svs.)		4.750%	01/15/2025	325,000	334,035

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
Centene Corp. (Health Care Providers & Svs.)	(a)	5.250%	04/01/2025	$ 100,000	$ 103,925
Centene Corp. (Health Care Providers & Svs.)	(a)	5.375%	06/01/2026	525,000	554,122
Centene Corp. (Health Care Providers & Svs.)	(a)	5.375%	08/15/2026	225,000	238,314
Centene Corp. (Health Care Providers & Svs.)		4.250%	12/15/2027	800,000	837,144
Centene Corp. (Health Care Providers & Svs.)		4.625%	12/15/2029	425,000	458,430
Centene Corp. (Health Care Providers & Svs.)		3.375%	02/15/2030	50,000	51,875
Centene Corp. (Health Care Providers & Svs.)		3.000%	10/15/2030	175,000	178,281
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	5.500%	04/01/2026	225,000	236,813
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		6.250%	03/31/2023	775,000	757,562
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	8.625%	01/15/2024	50,000	49,750
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.625%	02/15/2025	100,000	96,740
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	8.000%	03/15/2026	200,000	196,378
Endo Dac / Endo Finance LLC / Endo Finco, Inc. (Pharmaceuticals)	(a)	9.500%	07/31/2027	211,000	220,495
Endo Dac / Endo Finance LLC / Endo Finco, Inc. (Pharmaceuticals)	(a)	6.000%	06/30/2028	552,000	405,720
Global Medical Response, Inc. (Health Care Providers & Svs.)	(a)	6.500%	10/01/2025	825,000	818,895
HCA, Inc. (Health Care Providers & Svs.)		5.375%	02/01/2025	900,000	985,500
HCA, Inc. (Health Care Providers & Svs.)		5.875%	02/15/2026	200,000	224,000
HCA, Inc. (Health Care Providers & Svs.)		5.375%	09/01/2026	100,000	110,500
HCA, Inc. (Health Care Providers & Svs.)		5.625%	09/01/2028	425,000	486,179
HCA, Inc. (Health Care Providers & Svs.)		3.500%	09/01/2030	675,000	687,293
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	5.000%	10/15/2026	300,000	313,500
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	5.000%	05/15/2027	300,000	314,571
Jaguar Holding Co. II / PPD Development LP (Health Care Providers & Svs.)	(a)	4.625%	06/15/2025	275,000	283,250
Jaguar Holding Co. II / PPD Development LP (Health Care Providers & Svs.)	(a)	5.000%	06/15/2028	200,000	208,750
LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	6.750%	04/15/2025	250,000	263,125
LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	4.375%	02/15/2027	125,000	125,156
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(a)	5.625%	10/15/2023	1,275,000	318,750
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(a)	5.500%	04/15/2025	400,000	100,000
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	6.250%	01/15/2027	325,000	337,174
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	7.125%	06/01/2024	1,250,000	1,284,375
Polaris Intermediate Corp. (Health Care Providers & Svs.)	(a)(c)	8.500%, 9.250% PIK	12/01/2022	375,000	381,562
Prestige Brands, Inc. (Pharmaceuticals)	(a)	6.375%	03/01/2024	1,150,000	1,178,750
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	9.750%	12/01/2026	650,000	690,625
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.375%	02/01/2025	800,000	548,000
Teleflex, Inc. (Health Care Equip. & Supplies)		4.625%	11/15/2027	175,000	184,188
Teleflex, Inc. (Health Care Equip. & Supplies)	(a)	4.250%	06/01/2028	25,000	25,875
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	06/15/2023	450,000	472,500
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	07/15/2024	125,000	125,313
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	7.500%	04/01/2025	50,000	53,875
Tenet Healthcare Corp. (Health Care Providers & Svs.)		5.125%	05/01/2025	525,000	525,525
Tenet Healthcare Corp. (Health Care Providers & Svs.)		7.000%	08/01/2025	375,000	385,987
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	4.875%	01/01/2026	300,000	304,500
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	5.125%	11/01/2027	425,000	437,155
Vizient, Inc. (Health Care Providers & Svs.)	(a)	6.250%	05/15/2027	150,000	157,125
West Street Merger Sub, Inc. (Life Sciences Tools & Svs.)	(a)	6.375%	09/01/2025	925,000	943,306
					24,288,024
Industrials–9.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.625%	07/15/2026	200,000	213,000
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	9.750%	07/15/2027	1,400,000	1,521,128
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	5.875%	05/15/2026	975,000	1,011,562
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	4.000%	01/15/2028	50,000	50,813
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	5.500%	07/15/2025	75,000	78,094
Core & Main LP (Commercial Svs. & Supplies)	(a)	6.125%	08/15/2025	850,000	860,986
Cornerstone Building Brands, Inc. (Building Products)	(a)	8.000%	04/15/2026	600,000	630,000
Cornerstone Building Brands, Inc. (Building Products)	(a)	6.125%	01/15/2029	75,000	75,750
Dun & Bradstreet Corp. / The (Professional Svs.)	(a)	6.875%	08/15/2026	135,000	144,997
Dun & Bradstreet Corp. / The (Professional Svs.)	(a)	10.250%	02/15/2027	615,000	696,487
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	4.625%	02/15/2027	175,000	175,875
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	9.500%	11/01/2027	1,103,000	1,158,150
KAR Auction Services, Inc. (Commercial Svs. & Supplies)	(a)	5.125%	06/01/2025	425,000	424,991
Nielsen Co. Luxembourg SARL / The (Professional Svs.)	(a)	5.000%	02/01/2025	150,000	152,438
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	5.000%	04/15/2022	800,000	802,000
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	5.625%	10/01/2028	100,000	102,750
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	5.875%	10/01/2030	125,000	129,375
Sensata Technologies U.K. Financing Co. PLC (Electrical Equip.)	(a)	6.250%	02/15/2026	200,000	209,500
Sensata Technologies, Inc. (Electrical Equip.)	(a)	4.375%	02/15/2030	225,000	236,250
Sensata Technologies, Inc. (Electrical Equip.)	(a)	3.750%	02/15/2031	25,000	24,844
Stena International SA (Transportation Infrastructure)	(a)	6.125%	02/01/2025	275,000	264,344
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (Professional Svs.)	(a)	6.750%	06/01/2025	1,425,000	1,454,369
TransDigm U.K. Holdings PLC (Aerospace & Defense)		6.875%	05/15/2026	275,000	276,348
TransDigm, Inc. (Aerospace & Defense)		6.500%	07/15/2024	325,000	324,188
TransDigm, Inc. (Aerospace & Defense)		6.500%	05/15/2025	350,000	348,906
TransDigm, Inc. (Aerospace & Defense)	(a)	6.250%	03/15/2026	575,000	602,916
TransDigm, Inc. (Aerospace & Defense)		6.375%	06/15/2026	850,000	853,340
TransDigm, Inc. (Aerospace & Defense)		5.500%	11/15/2027	100,000	96,105
Trident TPI Holdings, Inc. (Machinery)	(a)	9.250%	08/01/2024	175,000	185,771
Trident TPI Holdings, Inc. (Machinery)	(a)	6.625%	11/01/2025	700,000	689,500
United Rentals North America, Inc. (Trading Companies & Distributors)		5.875%	09/15/2026	100,000	105,375

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
United Rentals North America, Inc. (Trading Companies & Distributors)		5.500%	05/15/2027	$ 125,000	$ 132,969
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	11/15/2027	100,000	103,000
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	425,000	446,250
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	100,000	109,125
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	125,000	126,875
Vertical Holdco GmbH (Building Products)	(a)	7.625%	07/15/2028	200,000	211,375
Vertical U.S. Newco, Inc. (Building Products)	(a)	5.250%	07/15/2027	325,000	337,761
Watco Cos. LLC / Watco Finance Corp. (Road & Rail)	(a)	6.500%	06/15/2027	300,000	306,938
WESCO Distribution, Inc. (Trading Companies & Distributors)		5.375%	12/15/2021	350,000	350,000
WESCO Distribution, Inc. (Trading Companies & Distributors)		5.375%	06/15/2024	550,000	564,437
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.125%	06/15/2025	100,000	108,930
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.250%	06/15/2028	225,000	246,527
					16,944,339
Information Technology–4.4%
ams AG (Semiconductors & Equip.)	(a)	7.000%	07/31/2025	375,000	396,911
Banff Merger Sub, Inc. (IT Svs.)	(a)	9.750%	09/01/2026	150,000	158,565
Black Knight InfoServ LLC (IT Svs.)	(a)	3.625%	09/01/2028	200,000	202,125
Booz Allen Hamilton, Inc. (IT Svs.)	(a)	3.875%	09/01/2028	75,000	76,991
BY Crown Parent LLC (Software)	(a)	7.375%	10/15/2024	1,025,000	1,040,375
BY Crown Parent LLC / BY Bond Finance, Inc. (Software)	(a)	4.250%	01/31/2026	25,000	25,453
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		3.250%	02/15/2029	225,000	224,156
Dell International LLC / EMC Corp. (Computers & Peripherals)	(a)	7.125%	06/15/2024	950,000	988,285
Fair Isaac Corp. (Software)	(a)	4.000%	06/15/2028	75,000	77,344
Gartner, Inc. (IT Svs.)	(a)	4.500%	07/01/2028	50,000	52,385
Gartner, Inc. (IT Svs.)	(a)	3.750%	10/01/2030	125,000	126,444
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(a)	5.250%	12/01/2027	150,000	156,085
Logan Merger Sub, Inc. (Software)	(a)	5.500%	09/01/2027	350,000	355,250
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	8.125%	04/15/2025	25,000	27,631
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.750%	09/01/2027	275,000	287,510
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.000%	10/01/2028	225,000	224,719
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	6.125%	09/01/2029	50,000	52,831
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.250%	10/01/2030	350,000	350,000
Nuance Communications, Inc. (Software)		5.625%	12/15/2026	150,000	158,250
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	3.875%	09/01/2028	150,000	152,111
PTC, Inc. (Software)	(a)	4.000%	02/15/2028	125,000	128,478
Qorvo, Inc. (Semiconductors & Equip.)		4.375%	10/15/2029	250,000	265,625
Qorvo, Inc. (Semiconductors & Equip.)	(a)	3.375%	04/01/2031	125,000	127,141
Science Applications International Corp. (IT Svs.)	(a)	4.875%	04/01/2028	75,000	76,147
Sophia LP / Sophia Finance, Inc. (Software)	(a)	9.000%	09/30/2023	225,000	225,135
SS&C Technologies, Inc. (Software)	(a)	5.500%	09/30/2027	775,000	823,608
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5.625%	10/01/2025	400,000	408,000
Veritas U.S., Inc. / Veritas Bermuda Ltd. (Software)	(a)	7.500%	09/01/2025	275,000	283,594
					7,471,149
Materials–11.0%
ARD Finance SA (Containers & Packaging)	(a)(c)	6.500%, 7.250% PIK	06/30/2027	1,200,000	1,193,760
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	6.000%	02/15/2025	200,000	207,660
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	275,000	280,225
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	200,000	203,800
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (Chemicals)	(a)	4.750%	06/15/2027	150,000	154,125
Ball Corp. (Containers & Packaging)		2.875%	08/15/2030	425,000	420,219
Berry Global, Inc. (Containers & Packaging)		6.000%	10/15/2022	37,000	37,030
Berry Global, Inc. (Containers & Packaging)	(a)	4.875%	07/15/2026	375,000	393,281
Berry Global, Inc. (Containers & Packaging)	(a)	5.625%	07/15/2027	275,000	288,406
Clearwater Paper Corp. (Paper & Forest Products)	(a)	5.375%	02/01/2025	775,000	812,281
Coeur Mining, Inc. (Metals & Mining)		5.875%	06/01/2024	500,000	498,750
Compass Minerals International, Inc. (Metals & Mining)	(a)	4.875%	07/15/2024	900,000	918,189
Compass Minerals International, Inc. (Metals & Mining)	(a)	6.750%	12/01/2027	50,000	54,000
Crown Americas LLC / Crown Americas Capital Corp. VI (Containers & Packaging)		4.750%	02/01/2026	275,000	285,312
Element Solutions, Inc. (Chemicals)	(a)	3.875%	09/01/2028	300,000	294,375
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	6.875%	01/15/2025	1,075,000	1,074,339
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	7.875%	07/15/2026	825,000	833,250
Freeport-McMoRan, Inc. (Metals & Mining)		5.000%	09/01/2027	175,000	183,054
Freeport-McMoRan, Inc. (Metals & Mining)		4.125%	03/01/2028	175,000	177,188
Freeport-McMoRan, Inc. (Metals & Mining)		4.375%	08/01/2028	175,000	180,942
Freeport-McMoRan, Inc. (Metals & Mining)		5.250%	09/01/2029	125,000	134,063
Freeport-McMoRan, Inc. (Metals & Mining)		4.625%	08/01/2030	250,000	262,862
Freeport-McMoRan, Inc. (Metals & Mining)		5.400%	11/14/2034	350,000	387,187
Graphic Packaging International LLC (Containers & Packaging)	(a)	4.750%	07/15/2027	150,000	162,375
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/15/2028	100,000	100,000
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/01/2029	100,000	100,625
Hexion, Inc. (Chemicals)	(a)	7.875%	07/15/2027	475,000	476,102
Hudbay Minerals, Inc. (Metals & Mining)	(a)	7.250%	01/15/2023	150,000	152,820
Hudbay Minerals, Inc. (Metals & Mining)	(a)	7.625%	01/15/2025	450,000	457,875
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. (Chemicals)	(a)	9.000%	07/01/2028	100,000	107,250
Koppers, Inc. (Chemicals)	(a)	6.000%	02/15/2025	900,000	912,375
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	5.500%	04/15/2024	300,000	301,062
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	7.250%	04/15/2025	1,250,000	1,176,562
Nouryon Holding B.V. (Chemicals)	(a)	8.000%	10/01/2026	800,000	846,784

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.875%	08/15/2023	$ 225,000	$ 236,250
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.375%	01/15/2025	175,000	184,625
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.375%	08/15/2025	600,000	654,000
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.625%	05/13/2027	50,000	54,156
PQ Corp. (Chemicals)	(a)	5.750%	12/15/2025	125,000	128,594
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer S.A. (Containers & Packaging)	(a)	7.000%	07/15/2024	386,000	392,948
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer S.A. (Containers & Packaging)	(a)	4.000%	10/15/2027	675,000	679,354
Sealed Air Corp. (Containers & Packaging)	(a)	4.000%	12/01/2027	175,000	182,840
Standard Industries, Inc. (Building Products)	(a)	5.000%	02/15/2027	1,200,000	1,248,000
Standard Industries, Inc. (Building Products)	(a)	3.375%	01/15/2031	150,000	148,049
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	5.500%	08/15/2026	200,000	207,095
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	8.500%	08/15/2027	475,000	512,157
W.R. Grace & Co-Conn (Chemicals)	(a)	4.875%	06/15/2027	175,000	180,723
					18,876,919
Real Estate–0.5%
Cushman & Wakefield U.S. Borrower LLC (Real Estate Mgmt. & Development)	(a)	6.750%	05/15/2028	250,000	259,538
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	3.500%	02/15/2025	25,000	24,750
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	4.250%	12/01/2026	225,000	226,046
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	3.750%	02/15/2027	50,000	49,164
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	4.625%	12/01/2029	275,000	280,895
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	4.125%	08/15/2030	100,000	98,500
					938,893
Utilities–3.5%
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.875%	08/20/2026	725,000	796,942
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.750%	05/20/2027	100,000	109,500
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.250%	06/01/2026	150,000	156,010
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.500%	02/15/2028	350,000	358,449
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.625%	02/01/2029	100,000	99,875
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.000%	02/01/2031	100,000	101,930
DPL, Inc. (Electric Utilities)	(a)	4.125%	07/01/2025	75,000	78,484
NRG Energy, Inc. (Electric Utilities)		7.250%	05/15/2026	750,000	798,202
NRG Energy, Inc. (Electric Utilities)		6.625%	01/15/2027	250,000	264,375
Pattern Energy Operations LP / Pattern Energy Operations, Inc. (Ind. Power & Renewable Elec.)	(a)	4.500%	08/15/2028	125,000	129,687
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.500%	06/01/2024	425,000	427,665
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	600,000	614,250
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	01/31/2028	1,000,000	1,094,675
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.500%	09/01/2026	225,000	234,844
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.625%	02/15/2027	400,000	422,080
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	07/31/2027	375,000	393,844
					6,080,812
Total Corporate Bonds (Cost $169,820,586)					$165,675,713

Common Stocks–0.3%		Shares	Value
Communication Services–0.0%
iHeartMedia, Inc. Class A (Media)	(d)	7,387	$ 59,982
Consumer Discretionary–0.1%
Party City Holdco, Inc. (Specialty Retail)	(d)	27,131	70,542
Energy–0.1%
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(d)	11,786	203,780
Materials–0.1%
Hexion Holdings Corp. Class B (Chemicals)	(d)	10,888	111,602
Total Common Stocks (Cost $1,475,965)			$445,906

Money Market Funds–3.2%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.114%	(e)	5,511,545	$ 5,512,647
Total Money Market Funds (Cost $5,513,159)			$5,512,647
Total Investments – 100.0% (Cost $176,809,710)	(f)		$171,634,266
Liabilities in Excess of Other Assets – (0.0)%			(30,711)
Net Assets – 100.0%			$171,603,555

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Percentages are stated as a percent of net assets.

Abbreviations:
PIK:	Payment-in-Kind
SL:	Semi-Annual U.S. LIBOR Rate, 0.260% at 09/30/2020

Footnotes:
(a)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2020, the value of these securities totaled $117,082,160, or 68.2% of the Portfolio’s net assets.
(b)	Represents a security that is in default and deemed to be non-income producing.
(c)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(d)	Non-income producing security.
(e)	Rate represents the seven-day yield at September 30, 2020.
(f)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Nasdaq-100® Index Portfolio
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks–100.0%		Shares	Value
Communication Services–19.1%
Activision Blizzard, Inc. (Entertainment)		24,791	$ 2,006,831
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	8,681	12,722,874
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	8,402	12,347,579
Baidu, Inc. – ADR (Interactive Media & Svs.)	(a)	9,032	1,143,361
Charter Communications, Inc. Class A (Media)	(a)	6,582	4,109,406
Comcast Corp. Class A (Media)		146,433	6,773,990
Electronic Arts, Inc. (Entertainment)	(a)	9,288	1,211,248
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	60,545	15,856,735
Fox Corp. Class A (Media)		10,977	305,490
Fox Corp. Class B (Media)		8,417	235,423
Liberty Global PLC Class A (Media)	(a)	5,874	123,413
Liberty Global PLC Class C (Media)	(a)	12,781	262,458
NetEase, Inc. – ADR (Entertainment)		2,304	1,047,560
Netflix, Inc. (Entertainment)	(a)	14,167	7,083,925
Sirius XM Holdings, Inc. (Media)		139,423	747,307
Take-Two Interactive Software, Inc. (Entertainment)	(a)	3,680	608,010
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	39,758	4,546,725
			71,132,335
Consumer Discretionary–18.9%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	12,613	39,714,931
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	1,316	2,251,255
Dollar Tree, Inc. (Multiline Retail)	(a)	7,627	696,650
eBay, Inc. (Internet & Direct Marketing Retail)		22,480	1,171,208
Expedia Group, Inc. (Internet & Direct Marketing Retail)		4,366	400,319
JD.com, Inc. – ADR (Internet & Direct Marketing Retail)	(a)	29,484	2,288,253
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	3,990	1,314,186
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		10,402	963,017
MercadoLibre, Inc. (Internet & Direct Marketing Retail)	(a)	1,596	1,727,638
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,382	1,098,293
Pinduoduo, Inc. – ADR (Internet & Direct Marketing Retail)	(a)	9,268	687,222
Ross Stores, Inc. (Specialty Retail)		11,433	1,066,928
Starbucks Corp. (Hotels, Restaurants & Leisure)		37,556	3,226,812
Tesla, Inc. (Automobiles)	(a)	29,932	12,841,127
Trip.com Group Ltd. – ADR (Internet & Direct Marketing Retail)	(a)	16,791	522,872
Ulta Beauty, Inc. (Specialty Retail)	(a)	1,807	404,732
			70,375,443
Consumer Staples–4.7%
Costco Wholesale Corp. (Food & Staples Retailing)		14,183	5,034,965
Kraft Heinz Co. / The (Food Products)		39,303	1,177,125
Mondelez International, Inc. Class A (Food Products)		45,878	2,635,691
Monster Beverage Corp. (Beverages)	(a)	16,939	1,358,508
PepsiCo, Inc. (Beverages)		44,466	6,162,987
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		27,830	999,654
			17,368,930
Health Care–6.7%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	7,040	805,587
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	2,533	829,203
Amgen, Inc. (Biotechnology)		18,813	4,781,512
Biogen, Inc. (Biotechnology)	(a)	5,085	1,442,513
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	5,830	443,546
Cerner Corp. (Health Care Technology)		9,826	710,322
DexCom, Inc. (Health Care Equip. & Supplies)	(a)	3,075	1,267,607
Gilead Sciences, Inc. (Biotechnology)		40,266	2,544,409
Common Stocks (Continued)		Shares	Value
Health Care (continued)
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	2,732	$ 1,073,977
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	4,689	1,449,276
Incyte Corp. (Biotechnology)	(a)	7,025	630,424
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	3,758	2,666,451
Moderna, Inc. (Biotechnology)	(a)	12,676	896,827
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	3,358	1,879,741
Seattle Genetics, Inc. (Biotechnology)	(a)	5,589	1,093,711
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	8,367	2,276,828
			24,791,934
Industrials–1.8%
Cintas Corp. (Commercial Svs. & Supplies)		3,323	1,105,994
Copart, Inc. (Commercial Svs. & Supplies)	(a)	7,550	793,958
CSX Corp. (Road & Rail)		24,577	1,908,896
Fastenal Co. (Trading Companies & Distributors)		18,423	830,693
PACCAR, Inc. (Machinery)		11,122	948,484
Verisk Analytics, Inc. (Professional Svs.)		5,220	967,318
			6,555,343
Information Technology–48.2%
Adobe, Inc. (Software)	(a)	15,407	7,556,055
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	37,714	3,092,171
Analog Devices, Inc. (Semiconductors & Equip.)		11,857	1,384,186
ANSYS, Inc. (Software)	(a)	2,755	901,519
Apple, Inc. (Tech. Hardware, Storage & Periph.)		430,675	49,876,473
Applied Materials, Inc. (Semiconductors & Equip.)		29,336	1,744,025
ASML Holding N.V. (Semiconductors & Equip.)		2,452	905,450
Autodesk, Inc. (Software)	(a)	7,036	1,625,386
Automatic Data Processing, Inc. (IT Svs.)		13,821	1,927,891
Broadcom, Inc. (Semiconductors & Equip.)		12,842	4,678,597
Cadence Design Systems, Inc. (Software)	(a)	8,953	954,658
CDW Corp. (Electronic Equip., Instr. & Comp.)		4,571	546,372
Check Point Software Technologies Ltd. (Software)	(a)	4,501	541,650
Cisco Systems, Inc. (Communications Equip.)		135,621	5,342,111
Citrix Systems, Inc. (Software)		3,965	546,020
Cognizant Technology Solutions Corp. Class A (IT Svs.)		17,414	1,208,880
DocuSign, Inc. (Software)	(a)	5,944	1,279,387
Fiserv, Inc. (IT Svs.)	(a)	21,495	2,215,060
Intel Corp. (Semiconductors & Equip.)		136,614	7,073,873
Intuit, Inc. (Software)		8,409	2,743,100
KLA-Tencor Corp. (Semiconductors & Equip.)		4,993	967,344
Lam Research Corp. (Semiconductors & Equip.)		4,678	1,551,927
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		8,566	579,147
Microchip Technology, Inc. (Semiconductors & Equip.)		8,109	833,281
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	35,713	1,677,082
Microsoft Corp. (Software)		190,567	40,081,957
NVIDIA Corp. (Semiconductors & Equip.)		19,820	10,726,980
NXP Semiconductors N.V. (Semiconductors & Equip.)		8,975	1,120,170
Paychex, Inc. (IT Svs.)		11,538	920,386
PayPal Holdings, Inc. (IT Svs.)	(a)	37,690	7,426,061
QUALCOMM, Inc. (Semiconductors & Equip.)		36,242	4,264,959
Skyworks Solutions, Inc. (Semiconductors & Equip.)		5,364	780,462
Splunk, Inc. (Software)	(a)	5,110	961,344
Synopsys, Inc. (Software)	(a)	4,874	1,042,939
Texas Instruments, Inc. (Semiconductors & Equip.)		29,419	4,200,739
VeriSign, Inc. (IT Svs.)	(a)	3,687	755,282
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		9,717	355,156

(continued)

Ohio National Fund, Inc.	ON Nasdaq-100® Index Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Workday, Inc. Class A (Software)	(a)	5,685	$ 1,223,014
Xilinx, Inc. (Semiconductors & Equip.)		7,847	817,971
Zoom Video Communications, Inc. Class A (Software)	(a)	5,850	2,750,144
			179,179,209
Utilities–0.6%
Exelon Corp. (Electric Utilities)		31,340	1,120,718
Xcel Energy, Inc. (Electric Utilities)		16,891	1,165,648
			2,286,366
Total Common Stocks (Cost $225,591,265)			$371,689,560

Money Market Funds–0.3%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.114%	(b)	1,049,142	$ 1,049,352
Total Money Market Funds (Cost $1,049,435)			$1,049,352
Total Investments – 100.3% (Cost $226,640,700)	(c)		$372,738,912
Liabilities in Excess of Other Assets – (0.3)%	(d)		(983,344)
Net Assets – 100.0%			$371,755,568

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2020.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $144,000 of cash pledged as collateral for the futures contracts outstanding at September 30, 2020. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2020 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	9	December 18, 2020	$2,011,689	$2,053,305	$41,616	$13,845
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Core Portfolio
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks–97.6%		Shares	Value
Communication Services–10.5%
Activision Blizzard, Inc. (Entertainment)		24,644	$ 1,994,932
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	5,626	8,245,466
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	3,994	5,869,582
AT&T, Inc. (Diversified Telecom. Svs.)		57,663	1,643,972
CenturyLink, Inc. (Diversified Telecom. Svs.)		78,496	792,025
Charter Communications, Inc. Class A (Media)	(a)	206	128,614
Comcast Corp. Class A (Media)		38,577	1,784,572
Discovery, Inc. Class A (Media)	(a)	92,772	2,019,646
Discovery, Inc. Class C (Media)	(a)	4,399	86,220
Electronic Arts, Inc. (Entertainment)	(a)	5,123	668,090
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	16,272	4,261,637
Interpublic Group of Cos., Inc. / The (Media)		58,482	974,895
Netflix, Inc. (Entertainment)	(a)	7,196	3,598,216
Nexstar Media Group, Inc. Class A (Media)		1,851	166,460
Roku, Inc. (Entertainment)	(a)	862	162,746
Sirius XM Holdings, Inc. (Media)		323,686	1,734,957
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		16,542	305,034
Twitter, Inc. (Interactive Media & Svs.)	(a)	55,703	2,478,784
United States Cellular Corp. (Wireless Telecom. Svs.)	(a)	4,681	138,230
Verizon Communications, Inc. (Diversified Telecom. Svs.)		38,118	2,267,640
ViacomCBS, Inc. Class A (Media)		2,614	79,178
ViacomCBS, Inc. Class B (Media)		13,504	378,247
Walt Disney Co. / The (Entertainment)		13,674	1,696,670
			41,475,813
Consumer Discretionary–11.0%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	6,375	20,073,154
Aptiv PLC (Auto Components)		5,474	501,856
Best Buy Co., Inc. (Specialty Retail)		4,931	548,771
Bright Horizons Family Solutions, Inc. (Diversified Consumer Svs.)	(a)	1,209	183,816
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	1,180	66,151
CarMax, Inc. (Specialty Retail)	(a)	2,202	202,386
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	348	432,811
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		10,384	1,046,084
Dollar Tree, Inc. (Multiline Retail)	(a)	2,992	273,289
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		328	139,492
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)		2,929	239,914
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	913	111,048
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)		28,171	336,643
Ford Motor Co. (Automobiles)		55,162	367,379
Genuine Parts Co. (Distributors)		11,333	1,078,562
H&R Block, Inc. (Diversified Consumer Svs.)		3,826	62,326
Harley-Davidson, Inc. (Automobiles)		2,728	66,945
Home Depot, Inc. / The (Specialty Retail)		30,194	8,385,176
L Brands, Inc. (Specialty Retail)		3,328	105,864
Lowe's Cos., Inc. (Specialty Retail)		3,550	588,803
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	3,512	1,156,747
McDonald's Corp. (Hotels, Restaurants & Leisure)		10,655	2,338,666
Melco Resorts & Entertainment Ltd. – ADR (Hotels, Restaurants & Leisure)		8,957	149,134
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
MGM Resorts International (Hotels, Restaurants & Leisure)		6,832	$ 148,596
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		4,790	601,337
Nordstrom, Inc. (Multiline Retail)		3,472	41,386
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,028	473,990
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	1,400	101,780
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		10,042	682,555
Tesla, Inc. (Automobiles)	(a)	1,109	475,772
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		5,668	344,558
TJX Cos., Inc. / The (Specialty Retail)		16,592	923,345
Tractor Supply Co. (Specialty Retail)		1,608	230,491
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)		21,660	666,262
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4,075	372,047
			43,517,136
Consumer Staples–7.4%
Anheuser-Busch InBev SA / N.V. – ADR (Beverages)		1,423	76,671
Brown-Forman Corp. Class B (Beverages)		3,092	232,890
Clorox Co. / The (Household Products)		14,723	3,094,333
Colgate-Palmolive Co. (Household Products)		48,402	3,734,214
Costco Wholesale Corp. (Food & Staples Retailing)		15,474	5,493,270
General Mills, Inc. (Food Products)		42,671	2,631,947
Hershey Co. / The (Food Products)		17,951	2,573,096
Hormel Foods Corp. (Food Products)		8,356	408,525
McCormick & Co., Inc. (Food Products)		8,878	1,723,220
PepsiCo, Inc. (Beverages)		49,109	6,806,507
Procter & Gamble Co. / The (Household Products)		15,930	2,214,111
			28,988,784
Energy–2.1%
Baker Hughes Co. (Energy Equip. & Svs.)		42,180	560,572
Chevron Corp. (Oil, Gas & Consumable Fuels)		17,225	1,240,200
ConocoPhillips (Oil, Gas & Consumable Fuels)		41,589	1,365,783
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		14,742	181,032
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		51,707	1,858,350
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4,619	158,570
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		7,675	199,396
Phillips 66 (Oil, Gas & Consumable Fuels)		20,340	1,054,426
Schlumberger N.V. (Energy Equip. & Svs.)		42,638	663,447
TechnipFMC PLC (Energy Equip. & Svs.)		54,640	344,778
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		10,677	462,528
			8,089,082
Financials–9.5%
Aflac, Inc. (Insurance)		18,101	657,971
Allstate Corp. / The (Insurance)		4,525	425,983
Ally Financial, Inc. (Consumer Finance)		29,421	737,584
American Express Co. (Consumer Finance)		14,864	1,490,116
Ameriprise Financial, Inc. (Capital Markets)		5,543	854,232
Athene Holding Ltd. Class A (Insurance)	(a)	21,946	747,920
Bank of America Corp. (Banks)		99,384	2,394,161
Bank of Hawaii Corp. (Banks)		619	31,272

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Core Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Financials (continued)
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	18,540	$ 3,947,908
Brighthouse Financial, Inc. (Insurance)	(a)	2,324	62,539
Brown & Brown, Inc. (Insurance)		2,358	106,747
CBOE Global Markets, Inc. (Capital Markets)		6,551	574,785
Charles Schwab Corp. / The (Capital Markets)		75,605	2,739,169
Cincinnati Financial Corp. (Insurance)		14,055	1,095,868
CME Group, Inc. (Capital Markets)		9,090	1,520,848
Cullen / Frost Bankers, Inc. (Banks)		10,943	699,805
E*TRADE Financial Corp. (Capital Markets)		1,285	64,314
FactSet Research Systems, Inc. (Capital Markets)		2,920	977,850
First American Financial Corp. (Insurance)		7,583	386,050
First Horizon National Corp. (Banks)		22,621	213,316
First Republic Bank (Banks)		5,569	607,355
Franklin Resources, Inc. (Capital Markets)		8,811	179,304
Invesco Ltd. (Capital Markets)		5,449	62,173
JPMorgan Chase & Co. (Banks)		34,326	3,304,564
Lincoln National Corp. (Insurance)		26,177	820,125
Marsh & McLennan Cos., Inc. (Insurance)		12,581	1,443,041
Moody's Corp. (Capital Markets)		11,963	3,467,476
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		8,573	70,899
Progressive Corp. / The (Insurance)		2,902	274,732
Prosperity Bancshares, Inc. (Banks)		1,592	82,513
S&P Global, Inc. (Capital Markets)		11,270	4,063,962
State Street Corp. (Capital Markets)		2,573	152,656
T. Rowe Price Group, Inc. (Capital Markets)		5,516	707,261
Travelers Cos., Inc. / The (Insurance)		3,385	366,223
Wells Fargo & Co. (Banks)		80,100	1,883,151
Willis Towers Watson PLC (Insurance)		1,779	371,491
			37,585,364
Health Care–13.4%
1Life Healthcare, Inc. (Health Care Providers & Svs.)	(a)	9,488	269,080
Abbott Laboratories (Health Care Equip. & Supplies)		23,710	2,580,359
AbbVie, Inc. (Biotechnology)		55,503	4,861,508
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		5,138	518,630
Amgen, Inc. (Biotechnology)		11,901	3,024,758
Anthem, Inc. (Health Care Providers & Svs.)		6,653	1,786,929
Biogen, Inc. (Biotechnology)	(a)	2,171	615,869
Bristol-Myers Squibb Co. (Pharmaceuticals)		8,776	529,105
Cardinal Health, Inc. (Health Care Providers & Svs.)		4,720	221,604
Catalent, Inc. (Pharmaceuticals)	(a)	2,297	196,761
Cigna Corp. (Health Care Providers & Svs.)		3,653	618,855
CVS Health Corp. (Health Care Providers & Svs.)		24,325	1,420,580
DexCom, Inc. (Health Care Equip. & Supplies)	(a)	1,776	732,120
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	41,247	3,292,336
Gilead Sciences, Inc. (Biotechnology)		49,965	3,157,288
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	3,471	1,364,485
Johnson & Johnson (Pharmaceuticals)		36,148	5,381,714
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	867	163,230
McKesson Corp. (Health Care Providers & Svs.)		10,082	1,501,512
Medtronic PLC (Health Care Equip. & Supplies)		16,066	1,669,579
Merck & Co., Inc. (Pharmaceuticals)		57,157	4,741,173
Pfizer, Inc. (Pharmaceuticals)		76,937	2,823,588
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		3,741	$ 428,307
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,386	775,855
Stryker Corp. (Health Care Equip. & Supplies)		8,257	1,720,511
Teladoc Health, Inc. (Health Care Technology)	(a)	4,733	1,037,663
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		1,007	444,611
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		13,252	4,131,576
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	2,041	573,909
Zoetis, Inc. (Pharmaceuticals)		13,601	2,249,197
			52,832,692
Industrials–8.4%
3M Co. (Industrial Conglomerates)		4,209	674,198
AGCO Corp. (Machinery)		3,765	279,626
Alaska Air Group, Inc. (Airlines)		8,851	324,212
Allegion PLC (Building Products)		31,263	3,092,223
American Airlines Group, Inc. (Airlines)		7,010	86,153
Beacon Roofing Supply, Inc. (Trading Companies & Distributors)	(a)	2,067	64,222
Carlisle Cos., Inc. (Industrial Conglomerates)		905	110,745
Cintas Corp. (Commercial Svs. & Supplies)		1,672	556,492
CSX Corp. (Road & Rail)		13,316	1,034,254
Curtiss-Wright Corp. (Aerospace & Defense)		1,747	162,925
Deere & Co. (Machinery)		21,056	4,666,641
Delta Air Lines, Inc. (Airlines)		4,282	130,944
Dover Corp. (Machinery)		713	77,246
EMCOR Group, Inc. (Construction & Engineering)		4,868	329,612
Expeditors International of Washington, Inc. (Air Freight & Logistics)		2,730	247,120
Fastenal Co. (Trading Companies & Distributors)		7,556	340,700
GATX Corp. (Trading Companies & Distributors)		10,091	643,301
HEICO Corp. (Aerospace & Defense)		1,016	106,335
Honeywell International, Inc. (Industrial Conglomerates)		25,757	4,239,860
Hubbell, Inc. (Electrical Equip.)		10,162	1,390,568
L3Harris Technologies, Inc. (Aerospace & Defense)		5,710	969,786
Lennox International, Inc. (Building Products)		1,121	305,596
Lockheed Martin Corp. (Aerospace & Defense)		3,443	1,319,633
MasTec, Inc. (Construction & Engineering)	(a)	8,608	363,258
Mercury Systems, Inc. (Aerospace & Defense)	(a)	485	37,568
Northrop Grumman Corp. (Aerospace & Defense)		2,516	793,773
Old Dominion Freight Line, Inc. (Road & Rail)		1,226	221,808
Oshkosh Corp. (Machinery)		14,317	1,052,299
PACCAR, Inc. (Machinery)		1,495	127,494
Robert Half International, Inc. (Professional Svs.)		16,273	861,493
Rockwell Automation, Inc. (Electrical Equip.)		3,073	678,150
Roper Technologies, Inc. (Industrial Conglomerates)		2,626	1,037,559
Snap-on, Inc. (Machinery)		4,347	639,574
Trex Co., Inc. (Building Products)	(a)	874	62,578
United Airlines Holdings, Inc. (Airlines)	(a)	9,818	341,175

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Core Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Verisk Analytics, Inc. (Professional Svs.)		5,351	$ 991,594
W.W. Grainger, Inc. (Trading Companies & Distributors)		3,942	1,406,387
Xylem, Inc. (Machinery)		37,100	3,120,852
			32,887,954
Information Technology–27.5%
Accenture PLC Class A (IT Svs.)		2,487	562,037
Adobe, Inc. (Software)	(a)	5,684	2,787,604
Analog Devices, Inc. (Semiconductors & Equip.)		7,896	921,779
Apple, Inc. (Tech. Hardware, Storage & Periph.)		185,582	21,492,251
Applied Materials, Inc. (Semiconductors & Equip.)		51,128	3,039,559
Automatic Data Processing, Inc. (IT Svs.)		10,843	1,512,490
Cadence Design Systems, Inc. (Software)	(a)	3,033	323,409
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	8,196	552,820
Cisco Systems, Inc. (Communications Equip.)		131,758	5,189,948
Fiserv, Inc. (IT Svs.)	(a)	22,570	2,325,838
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		229,340	2,148,916
HP, Inc. (Tech. Hardware, Storage & Periph.)		19,003	360,867
Intel Corp. (Semiconductors & Equip.)		130,473	6,755,892
Mastercard, Inc. Class A (IT Svs.)		5,133	1,735,827
Microsoft Corp. (Software)		115,866	24,370,096
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		18,289	801,790
NVIDIA Corp. (Semiconductors & Equip.)		15,126	8,186,494
PayPal Holdings, Inc. (IT Svs.)	(a)	37,454	7,379,562
salesforce.com, Inc. (Software)	(a)	29,394	7,387,300
ServiceNow, Inc. (Software)	(a)	2,594	1,258,090
Visa, Inc. (IT Svs.)		36,992	7,397,290
VMware, Inc. Class A (Software)	(a)	11,752	1,688,410
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	237	59,833
			108,238,102
Materials–2.1%
Air Products & Chemicals, Inc. (Chemicals)		1,703	507,255
Ecolab, Inc. (Chemicals)		18,526	3,702,236
FMC Corp. (Chemicals)		5,230	553,909
PPG Industries, Inc. (Chemicals)		10,884	1,328,719
Reliance Steel & Aluminum Co. (Metals & Mining)		5,644	575,914
Common Stocks (Continued)		Shares	Value
Materials (continued)
Sherwin-Williams Co. / The (Chemicals)		1,578	$ 1,099,456
Steel Dynamics, Inc. (Metals & Mining)		9,495	271,842
Summit Materials, Inc. Class A (Construction Materials)	(a)	13,083	216,393
			8,255,724
Real Estate–2.5%
Alexandria Real Estate Equities, Inc. (Equity REIT)		3,595	575,200
American Tower Corp. (Equity REIT)		7,908	1,911,601
AvalonBay Communities, Inc. (Equity REIT)		3,345	499,542
Equity Residential (Equity REIT)		31,129	1,597,851
Prologis, Inc. (Equity REIT)		52,122	5,244,516
			9,828,710
Utilities–3.2%
Alliant Energy Corp. (Electric Utilities)		11,575	597,849
Ameren Corp. (Multi-Utilities)		9,761	771,900
CMS Energy Corp. (Multi-Utilities)		47,899	2,941,478
Consolidated Edison, Inc. (Multi-Utilities)		22,528	1,752,678
Eversource Energy (Electric Utilities)		10,739	897,243
IDACORP, Inc. (Electric Utilities)		3,221	257,358
NextEra Energy, Inc. (Electric Utilities)		17,583	4,880,337
Pinnacle West Capital Corp. (Electric Utilities)		5,340	398,097
Xcel Energy, Inc. (Electric Utilities)		2,555	176,321
			12,673,261
Total Common Stocks (Cost $342,869,499)			$384,372,622

Rights–0.0%		Quantity	Value
Health Care–0.0%
Bristol-Myers Squibb Co. (Pharmaceuticals)	(a)	11,619	$ 26,143
Total Rights (Cost $24,748)			$26,143

Money Market Funds–2.8%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.114%	(b)	11,142,684	$ 11,144,913
Total Money Market Funds (Cost $11,146,011)			$11,144,913
Total Investments – 100.4% (Cost $354,040,258)	(c)		$395,543,678
Liabilities in Excess of Other Assets – (0.4)%	(d)		(1,476,342)
Net Assets – 100.0%			$394,067,336

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2020.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $912,000 of cash pledged as collateral for the futures contracts outstanding at September 30, 2020. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2020 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	76	December 18, 2020	$12,796,461	$12,737,600	$(58,861)	$68,999
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks–96.9%		Shares	Value
Communication Services–2.7%
Bandwidth, Inc. Class A (Diversified Telecom. Svs.)	(a)	4,851	$ 846,839
Cardlytics, Inc. (Media)	(a)	7,352	518,831
Cargurus, Inc. (Interactive Media & Svs.)	(a)	33,658	728,023
Cogent Communications Holdings, Inc. (Diversified Telecom. Svs.)		11,314	679,406
Eventbrite, Inc. Class A (Interactive Media & Svs.)	(a)	14,257	154,688
EverQuote, Inc. Class A (Interactive Media & Svs.)	(a)	3,933	151,971
Glu Mobile, Inc. (Entertainment)	(a)	19,352	148,527
IDT Corp. Class B (Diversified Telecom. Svs.)	(a)	8,567	56,371
Ooma, Inc. (Diversified Telecom. Svs.)	(a)	7,140	93,177
QuinStreet, Inc. (Interactive Media & Svs.)	(a)	18,861	298,758
Shenandoah Telecommunications Co. (Wireless Telecom. Svs.)		7,200	319,932
TechTarget, Inc. (Media)	(a)	12,214	536,927
Vonage Holdings Corp. (Diversified Telecom. Svs.)	(a)	22,155	226,646
Yelp, Inc. (Interactive Media & Svs.)	(a)	14,817	297,673
			5,057,769
Consumer Discretionary–14.2%
1-800-Flowers.com, Inc. Class A (Internet & Direct Marketing Retail)	(a)	18,251	455,180
America's Car-Mart, Inc. (Specialty Retail)	(a)	1,448	122,906
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	3,814	371,674
Big Lots, Inc. (Multiline Retail)		4,694	209,352
Buckle, Inc. / The (Specialty Retail)		12,300	250,797
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	15,610	875,097
Camping World Holdings, Inc. Class A (Specialty Retail)		7,443	221,429
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)		9,389	260,451
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		5,314	870,540
Chuy's Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	13,006	254,657
Conn's, Inc. (Specialty Retail)	(a)	1,391	14,717
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		3,201	367,027
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	6,103	260,781
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	5,178	1,139,212
Denny's Corp. (Hotels, Restaurants & Leisure)	(a)	29,855	298,550
Designer Brands, Inc. Class A (Specialty Retail)		30,442	165,300
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)		4,817	262,960
Dorman Products, Inc. (Auto Components)	(a)	316	28,560
Fox Factory Holding Corp. (Auto Components)	(a)	10,925	812,055
Guess?, Inc. (Specialty Retail)		14,196	164,958
Helen of Troy Ltd. (Household Durables)	(a)	4,192	811,236
Hooker Furniture Corp. (Household Durables)		129	3,332
International Game Technology PLC (Hotels, Restaurants & Leisure)		99,214	1,104,252
iRobot Corp. (Household Durables)	(a)	15,182	1,152,314
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)		2,795	221,671
La-Z-Boy, Inc. (Household Durables)		3,634	114,943
LCI Industries (Auto Components)		11,519	1,224,355
LGI Homes, Inc. (Household Durables)	(a)	3,370	391,493
Lithia Motors, Inc. Class A (Specialty Retail)		926	211,072
Malibu Boats, Inc. Class A (Leisure Products)	(a)	8,812	436,723
MarineMax, Inc. (Specialty Retail)	(a)	342	8,779
MDC Holdings, Inc. (Household Durables)		15,122	712,246
Monro, Inc. (Specialty Retail)		6,560	266,139
National Vision Holdings, Inc. (Specialty Retail)	(a)	10,506	401,749
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Overstock.com, Inc. (Internet & Direct Marketing Retail)	(a)	9,524	$ 691,919
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)		6,624	267,345
Papa John's International, Inc. (Hotels, Restaurants & Leisure)		4,936	406,134
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	13,506	981,886
RealReal, Inc. / The (Internet & Direct Marketing Retail)	(a)	20,970	303,436
Rent-A-Center, Inc. (Specialty Retail)		6,904	206,361
RH (Specialty Retail)	(a)	1,658	634,384
Scientific Games Corp. (Hotels, Restaurants & Leisure)	(a)	8,762	305,881
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4,963	97,870
Shutterstock, Inc. (Internet & Direct Marketing Retail)		2,133	111,001
Sleep Number Corp. (Specialty Retail)	(a)	2,547	124,574
Sonos, Inc. (Household Durables)	(a)	4,175	63,377
Stamps.com, Inc. (Internet & Direct Marketing Retail)	(a)	5,473	1,318,719
Standard Motor Products, Inc. (Auto Components)		2,770	123,681
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)		9,973	194,474
Stitch Fix, Inc. Class A (Internet & Direct Marketing Retail)	(a)	5,611	152,226
Strategic Education, Inc. (Diversified Consumer Svs.)		4,989	456,344
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		19,134	1,163,156
Tilly's, Inc. (Specialty Retail)		4,764	28,727
TopBuild Corp. (Household Durables)	(a)	3,312	565,325
Visteon Corp. (Auto Components)	(a)	10,715	741,692
W.W. International, Inc. (Diversified Consumer Svs.)	(a)	11,597	218,835
Wingstop, Inc. (Hotels, Restaurants & Leisure)		9,565	1,307,057
Winnebago Industries, Inc. (Automobiles)		2,352	121,528
YETI Holdings, Inc. (Leisure Products)	(a)	24,949	1,130,689
			26,183,128
Consumer Staples–2.8%
BJ's Wholesale Club Holdings, Inc. (Food & Staples Retailing)	(a)	10,478	435,361
Calavo Growers, Inc. (Food Products)		6,670	442,021
Central Garden & Pet Co. Class A (Household Products)	(a)	2,397	86,628
elf Beauty, Inc. (Personal Products)	(a)	9,896	181,789
Freshpet, Inc. (Food Products)	(a)	10,144	1,132,578
J & J Snack Foods Corp. (Food Products)		7,425	968,146
John B Sanfilippo & Son, Inc. (Food Products)		4,559	343,657
Lancaster Colony Corp. (Food Products)		3,106	555,353
Medifast, Inc. (Personal Products)		1,382	227,270
National Beverage Corp. (Beverages)	(a)	2,872	195,325
Sprouts Farmers Market, Inc. (Food & Staples Retailing)	(a)	8,800	184,184
USANA Health Sciences, Inc. (Personal Products)	(a)	907	66,800
WD-40 Co. (Household Products)		1,642	310,847
Weis Markets, Inc. (Food & Staples Retailing)		2,552	122,496
			5,252,455
Energy–0.6%
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)		10,192	126,177
Delek U.S. Holdings, Inc. (Oil, Gas & Consumable Fuels)		44,996	500,805
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)		31,209	69,908

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Par Pacific Holdings, Inc. (Oil, Gas & Consumable Fuels)	(a)	36,061	$ 244,133
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		15,146	86,181
Smart Sand, Inc. (Energy Equip. & Svs.)	(a)	47,289	61,949
			1,089,153
Financials–4.0%
Artisan Partners Asset Management, Inc. Class A (Capital Markets)		11,808	460,394
BankFinancial Corp. (Banks)		5,622	40,591
Cohen & Steers, Inc. (Capital Markets)		4,010	223,517
eHealth, Inc. (Insurance)	(a)	2,719	214,801
Federated Hermes, Inc. (Capital Markets)		14,038	301,957
First Financial Bankshares, Inc. (Banks)		14,621	408,072
First Savings Financial Group, Inc. (Banks)		2,205	119,820
FirstCash, Inc. (Consumer Finance)		14,155	809,808
Green Dot Corp. Class A (Consumer Finance)	(a)	1,804	91,300
Hamilton Lane, Inc. Class A (Capital Markets)		22,145	1,430,346
Houlihan Lokey, Inc. (Capital Markets)		4,003	236,377
Kinsale Capital Group, Inc. (Insurance)		3,997	760,149
LendingTree, Inc. (Consumer Finance)	(a)	184	56,468
Main Street Capital Corp. (Capital Markets)		110	3,253
Moelis & Co. Class A (Capital Markets)		10,504	369,111
National General Holdings Corp. (Insurance)		5,582	188,392
Pacific Mercantile Bancorp (Banks)	(a)	13,629	50,700
Republic First Bancorp, Inc. (Banks)	(a)	50,682	100,350
RLI Corp. (Insurance)		5,766	482,787
Trupanion, Inc. (Insurance)	(a)	10,771	849,832
WisdomTree Investments, Inc. (Capital Markets)		44,364	141,965
			7,339,990
Health Care–32.7%
1Life Healthcare, Inc. (Health Care Providers & Svs.)	(a)	12,198	345,935
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	5,965	246,056
Acceleron Pharma, Inc. (Biotechnology)	(a)	1,709	192,314
Accolade, Inc. (Health Care Technology)	(a)	8,072	313,759
Adverum Biotechnologies, Inc. (Biotechnology)	(a)	6,755	69,577
Aerie Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	7,377	86,827
Agenus, Inc. (Biotechnology)	(a)	98,406	393,624
Aimmune Therapeutics, Inc. (Biotechnology)	(a)	5,930	204,289
Akebia Therapeutics, Inc. (Biotechnology)	(a)	25,418	63,799
Alector, Inc. (Biotechnology)	(a)	22,770	239,882
Allakos, Inc. (Biotechnology)	(a)	1,389	113,134
Allogene Therapeutics, Inc. (Biotechnology)	(a)	16,888	636,846
Amarin Corp. PLC – ADR (Biotechnology)	(a)	17,101	71,995
Amicus Therapeutics, Inc. (Biotechnology)	(a)	35,768	505,044
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	10,297	601,963
Amneal Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	34,482	133,790
Amphastar Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	32,280	605,250
Apellis Pharmaceuticals, Inc. (Biotechnology)	(a)	9,947	300,101
Aptinyx, Inc. (Biotechnology)	(a)	28,141	95,117
Arcturus Therapeutics Holdings, Inc. (Biotechnology)	(a)	2,547	109,266
Arcus Biosciences, Inc. (Biotechnology)	(a)	8,758	150,112
Arena Pharmaceuticals, Inc. (Biotechnology)	(a)	518	38,741
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	19,362	833,728
Arvinas, Inc. (Pharmaceuticals)	(a)	2,154	50,856
Atara Biotherapeutics, Inc. (Biotechnology)	(a)	5,726	74,209
Athenex, Inc. (Biotechnology)	(a)	11,735	141,994
Athersys, Inc. (Biotechnology)	(a)	60,257	117,501
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	7,974	318,163
Atrion Corp. (Health Care Equip. & Supplies)		585	366,210
Axsome Therapeutics, Inc. (Pharmaceuticals)	(a)	1,920	136,800
Beyondspring, Inc. (Biotechnology)	(a)	8,867	118,020
BioCryst Pharmaceuticals, Inc. (Biotechnology)	(a)	72,492	249,010
BioDelivery Sciences International, Inc. (Pharmaceuticals)	(a)	18,702	69,758
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Biohaven Pharmaceutical Holding Co. Ltd. (Biotechnology)	(a)	5,560	$ 361,456
BioTelemetry, Inc. (Health Care Providers & Svs.)	(a)	8,597	391,851
Blueprint Medicines Corp. (Biotechnology)	(a)	11,779	1,091,913
Bridgebio Pharma, Inc. (Biotechnology)	(a)	16,735	627,897
Calithera Biosciences, Inc. (Biotechnology)	(a)	20,802	71,767
Cantel Medical Corp. (Health Care Equip. & Supplies)		7,782	341,941
Cara Therapeutics, Inc. (Pharmaceuticals)	(a)	8,301	105,630
Cardiovascular Systems, Inc. (Health Care Equip. & Supplies)	(a)	12,158	478,417
CareDx, Inc. (Biotechnology)	(a)	6,031	228,816
Castle Biosciences, Inc. (Biotechnology)	(a)	4,170	214,547
Castlight Health, Inc. Class B (Health Care Technology)	(a)	37,526	42,404
Cerus Corp. (Health Care Equip. & Supplies)	(a)	42,400	265,424
ChemoCentryx, Inc. (Biotechnology)	(a)	4,239	232,297
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	18,688	219,397
Coherus Biosciences, Inc. (Biotechnology)	(a)	16,768	307,525
CONMED Corp. (Health Care Equip. & Supplies)		1,278	100,540
CorVel Corp. (Health Care Providers & Svs.)	(a)	2,208	188,629
Crinetics Pharmaceuticals, Inc. (Biotechnology)	(a)	2,601	40,758
CryoLife, Inc. (Health Care Equip. & Supplies)	(a)	14,398	265,931
CryoPort, Inc. (Health Care Equip. & Supplies)	(a)	6,903	327,202
Cue Biopharma, Inc. (Biotechnology)	(a)	9,963	149,943
Cytokinetics, Inc. (Biotechnology)	(a)	11,213	242,761
CytomX Therapeutics, Inc. (Biotechnology)	(a)	19,385	128,910
Deciphera Pharmaceuticals, Inc. (Biotechnology)	(a)	6,692	343,300
Denali Therapeutics, Inc. (Biotechnology)	(a)	8,753	313,620
Dynavax Technologies Corp. (Biotechnology)	(a)	19,408	83,843
Eagle Pharmaceuticals, Inc. (Biotechnology)	(a)	4,790	203,479
Editas Medicine, Inc. (Biotechnology)	(a)	22,300	625,738
Eidos Therapeutics, Inc. (Biotechnology)	(a)	2,410	121,777
Emergent BioSolutions, Inc. (Biotechnology)	(a)	11,539	1,192,325
Enanta Pharmaceuticals, Inc. (Biotechnology)	(a)	8,707	398,606
Ensign Group, Inc. / The (Health Care Providers & Svs.)		6,475	369,464
Epizyme, Inc. (Biotechnology)	(a)	9,867	117,713
Fate Therapeutics, Inc. (Biotechnology)	(a)	14,554	581,723
FibroGen, Inc. (Biotechnology)	(a)	22,134	910,150
Flexion Therapeutics, Inc. (Biotechnology)	(a)	22,917	238,566
GenMark Diagnostics, Inc. (Health Care Equip. & Supplies)	(a)	8,558	121,524
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	2,599	128,702
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	9,309	460,982
Gossamer Bio, Inc. (Biotechnology)	(a)	4,355	54,046
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	2,766	241,334
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	38,359	1,008,075
Harpoon Therapeutics, Inc. (Biotechnology)	(a)	16,708	283,869
Health Catalyst, Inc. (Health Care Technology)	(a)	3,982	145,741
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	15,080	774,660
Heron Therapeutics, Inc. (Biotechnology)	(a)	8,945	132,565
HMS Holdings Corp. (Health Care Technology)	(a)	10,720	256,744
Innoviva, Inc. (Pharmaceuticals)	(a)	32,438	338,977
Inogen, Inc. (Health Care Equip. & Supplies)	(a)	5,863	170,027
Inovalon Holdings, Inc. Class A (Health Care Technology)	(a)	25,733	680,638
Inovio Pharmaceuticals, Inc. (Biotechnology)	(a)	27,818	322,689
Insmed, Inc. (Biotechnology)	(a)	12,645	406,410
Inspire Medical Systems, Inc. (Health Care Technology)	(a)	5,651	729,262
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	4,350	256,694
Intellia Therapeutics, Inc. (Biotechnology)	(a)	28,701	570,576
Intercept Pharmaceuticals, Inc. (Biotechnology)	(a)	3,192	132,340
Intersect ENT, Inc. (Pharmaceuticals)	(a)	19,785	322,693
Invitae Corp. (Biotechnology)	(a)	17,835	773,147

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
iRadimed Corp. (Health Care Equip. & Supplies)	(a)	4,808	$ 102,795
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	3,471	826,480
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	54,433	489,625
Joint Corp. / The (Health Care Providers & Svs.)	(a)	9,316	162,005
KalVista Pharmaceuticals, Inc. (Biotechnology)	(a)	3,078	38,752
Karuna Therapeutics, Inc. (Biotechnology)	(a)	1,354	104,691
Karyopharm Therapeutics, Inc. (Biotechnology)	(a)	34,781	507,803
Kiniksa Pharmaceuticals Ltd. Class A (Biotechnology)	(a)	6,430	98,508
Kodiak Sciences, Inc. (Biotechnology)	(a)	3,585	212,268
LeMaitre Vascular, Inc. (Health Care Equip. & Supplies)		8,485	276,017
LHC Group, Inc. (Health Care Providers & Svs.)	(a)	5,017	1,066,414
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	5,732	546,374
LivaNova PLC (Health Care Equip. & Supplies)	(a)	5,246	237,172
Luminex Corp. (Life Sciences Tools & Svs.)		19,596	514,395
MacroGenics, Inc. (Biotechnology)	(a)	8,789	221,395
Madrigal Pharmaceuticals, Inc. (Biotechnology)	(a)	1,302	154,586
Magellan Health, Inc. (Health Care Providers & Svs.)	(a)	1,791	135,722
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	7,746	865,616
MeiraGTx Holdings PLC (Biotechnology)	(a)	1,192	15,782
Meridian Bioscience, Inc. (Health Care Equip. & Supplies)	(a)	8,265	140,340
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	10,544	458,664
Mirati Therapeutics, Inc. (Biotechnology)	(a)	5,261	873,589
Momenta Pharmaceuticals, Inc. (Biotechnology)	(a)	15,834	830,968
Morphic Holding, Inc. (Biotechnology)	(a)	4,121	112,668
MyoKardia, Inc. (Pharmaceuticals)	(a)	3,136	427,531
NanoString Technologies, Inc. (Life Sciences Tools & Svs.)	(a)	7,675	343,073
Natera, Inc. (Biotechnology)	(a)	17,708	1,279,226
Neogen Corp. (Health Care Equip. & Supplies)	(a)	13,035	1,019,989
NeoGenomics, Inc. (Life Sciences Tools & Svs.)	(a)	27,009	996,362
Neoleukin Therapeutics, Inc. (Biotechnology)	(a)	9,004	108,048
Nevro Corp. (Health Care Equip. & Supplies)	(a)	6,957	969,110
NextGen Healthcare, Inc. (Health Care Technology)	(a)	15,479	197,202
NGM Biopharmaceuticals, Inc. (Pharmaceuticals)	(a)	19,905	316,689
Novavax, Inc. (Biotechnology)	(a)	3,114	337,402
NuVasive, Inc. (Health Care Equip. & Supplies)	(a)	5,319	258,344
Omeros Corp. (Pharmaceuticals)	(a)	9,141	92,370
Omnicell, Inc. (Health Care Technology)	(a)	10,729	801,027
OraSure Technologies, Inc. (Health Care Equip. & Supplies)	(a)	10,372	126,227
Pacific Biosciences of California, Inc. (Life Sciences Tools & Svs.)	(a)	22,046	217,594
Pacira BioSciences, Inc. (Pharmaceuticals)	(a)	3,678	221,121
PetIQ, Inc. (Health Care Providers & Svs.)	(a)	5,324	175,266
Phreesia, Inc. (Health Care Technology)	(a)	22,415	720,194
Poseida Therapeutics, Inc. (Biotechnology)	(a)	3,813	33,821
Precision BioSciences, Inc. (Biotechnology)	(a)	17,540	108,046
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	1,373	50,005
Prevail Therapeutics, Inc. (Biotechnology)	(a)	27,646	281,436
Progyny, Inc. (Health Care Providers & Svs.)	(a)	5,743	169,016
Protagonist Therapeutics, Inc. (Biotechnology)	(a)	6,477	126,625
PTC Therapeutics, Inc. (Biotechnology)	(a)	17,627	824,062
Puma Biotechnology, Inc. (Biotechnology)	(a)	19,032	192,033
Quanterix Corp. (Life Sciences Tools & Svs.)	(a)	4,020	135,635
Quotient Ltd. (Health Care Equip. & Supplies)	(a)	31,301	160,887
Radius Health, Inc. (Biotechnology)	(a)	13,550	153,657
REGENXBIO, Inc. (Biotechnology)	(a)	17,831	490,709
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	2,233	$ 329,457
Replimune Group, Inc. (Biotechnology)	(a)	13,279	305,683
Retrophin, Inc. (Biotechnology)	(a)	25,156	464,380
Rigel Pharmaceuticals, Inc. (Biotechnology)	(a)	117,534	282,082
Sage Therapeutics, Inc. (Biotechnology)	(a)	361	22,064
Sangamo Therapeutics, Inc. (Biotechnology)	(a)	37,662	355,906
Select Medical Holdings Corp. (Health Care Providers & Svs.)	(a)	26,126	543,943
Seres Therapeutics, Inc. (Biotechnology)	(a)	12,427	351,808
Shockwave Medical, Inc. (Health Care Equip. & Supplies)	(a)	5,712	432,970
SI-BONE, Inc. (Health Care Equip. & Supplies)	(a)	3,934	93,314
Silk Road Medical, Inc. (Health Care Equip. & Supplies)	(a)	4,992	335,512
Sorrento Therapeutics, Inc. (Biotechnology)	(a)	16,486	183,819
Spectrum Pharmaceuticals, Inc. (Biotechnology)	(a)	72,138	294,323
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	23,504	489,823
Sutro Biopharma, Inc. (Biotechnology)	(a)	13,219	132,851
Syndax Pharmaceuticals, Inc. (Biotechnology)	(a)	9,608	141,814
Syros Pharmaceuticals, Inc. (Biotechnology)	(a)	9,014	79,684
Tactile Systems Technology, Inc. (Health Care Equip. & Supplies)	(a)	18,545	678,562
Teladoc Health, Inc. (Health Care Technology)	(a)	3,193	700,033
TG Therapeutics, Inc. (Biotechnology)	(a)	6,001	160,587
Theravance Biopharma, Inc. (Pharmaceuticals)	(a)	18,256	269,915
Translate Bio, Inc. (Biotechnology)	(a)	7,110	96,767
TransMedics Group, Inc. (Health Care Equip. & Supplies)	(a)	11,168	153,895
Turning Point Therapeutics, Inc. (Biotechnology)	(a)	2,813	245,744
Twist Bioscience Corp. (Biotechnology)	(a)	4,985	378,710
U.S. Physical Therapy, Inc. (Health Care Providers & Svs.)		9,256	804,161
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	15,166	1,246,494
Vapotherm, Inc. (Health Care Equip. & Supplies)	(a)	4,145	120,205
Veracyte, Inc. (Biotechnology)	(a)	19,226	624,653
Viemed Healthcare, Inc. (Health Care Providers & Svs.)	(a)	11,958	103,317
Vir Biotechnology, Inc. (Biotechnology)	(a)	10,323	354,389
Vocera Communications, Inc. (Health Care Technology)	(a)	15,688	456,207
Xencor, Inc. (Biotechnology)	(a)	14,313	555,201
Zogenix, Inc. (Pharmaceuticals)	(a)	6,874	123,251
Zynex, Inc. (Health Care Equip. & Supplies)	(a)	4,338	75,698
			60,544,183
Industrials–14.4%
AAON, Inc. (Building Products)		5,969	359,632
Advanced Drainage Systems, Inc. (Building Products)		5,541	345,980
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	(a)	11,696	466,553
AeroVironment, Inc. (Aerospace & Defense)	(a)	1,260	75,613
Allegiant Travel Co. (Airlines)		1,224	146,635
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		15,636	861,544
ASGN, Inc. (Professional Svs.)	(a)	6,409	407,356
Atkore International Group, Inc. (Electrical Equip.)	(a)	13,144	298,763
Avis Budget Group, Inc. (Road & Rail)	(a)	4,884	128,547
Blue Bird Corp. (Machinery)	(a)	25,254	307,089
Brink's Co. / The (Commercial Svs. & Supplies)		2,563	105,314
Builders FirstSource, Inc. (Building Products)	(a)	30,891	1,007,664
Cimpress PLC (Commercial Svs. & Supplies)	(a)	777	58,399
Comfort Systems, U.S.A., Inc. (Construction & Engineering)		12,627	650,417
CRA International, Inc. (Professional Svs.)		3,417	128,035
Dycom Industries, Inc. (Construction & Engineering)	(a)	1,340	70,779

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Echo Global Logistics, Inc. (Air Freight & Logistics)	(a)	10,458	$ 269,503
EMCOR Group, Inc. (Construction & Engineering)		10,856	735,060
ESCO Technologies, Inc. (Machinery)		13,882	1,118,334
Evoqua Water Technologies Corp. (Machinery)	(a)	30,410	645,300
Exponent, Inc. (Professional Svs.)		9,950	716,698
Federal Signal Corp. (Machinery)		9,136	267,228
Forrester Research, Inc. (Professional Svs.)	(a)	4,676	153,326
Forward Air Corp. (Air Freight & Logistics)		4,710	270,260
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(a)	29,419	462,467
Franklin Covey Co. (Professional Svs.)	(a)	25,526	452,831
Franklin Electric Co., Inc. (Machinery)		10,478	616,421
Generac Holdings, Inc. (Electrical Equip.)	(a)	6,728	1,302,810
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		7,343	158,095
Herc Holdings, Inc. (Trading Companies & Distributors)	(a)	5,671	224,628
Herman Miller, Inc. (Commercial Svs. & Supplies)		21,435	646,480
Hub Group, Inc. Class A (Air Freight & Logistics)	(a)	11,736	589,089
ICF International, Inc. (Professional Svs.)		4,664	286,976
Insperity, Inc. (Professional Svs.)		7,187	470,677
John Bean Technologies Corp. (Machinery)		5,875	539,854
Kforce, Inc. (Professional Svs.)		20,786	668,686
Landstar System, Inc. (Road & Rail)		4,643	582,650
Marten Transport Ltd. (Road & Rail)		42,070	686,582
MasTec, Inc. (Construction & Engineering)	(a)	6,647	280,503
McGrath RentCorp (Commercial Svs. & Supplies)		18,463	1,100,210
Moog, Inc. Class A (Aerospace & Defense)		753	47,838
MYR Group, Inc. (Construction & Engineering)	(a)	3,819	141,990
Plug Power, Inc. (Electrical Equip.)	(a)	44,794	600,688
Proto Labs, Inc. (Machinery)	(a)	5,199	673,270
Radiant Logistics, Inc. (Air Freight & Logistics)	(a)	10,231	52,587
RBC Bearings, Inc. (Machinery)	(a)	3,439	416,841
Saia, Inc. (Road & Rail)	(a)	4,361	550,097
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	7,969	971,820
Steelcase, Inc. Class A (Commercial Svs. & Supplies)		19,566	197,812
Sunrun, Inc. (Electrical Equip.)	(a)	18,123	1,396,740
Tetra Tech, Inc. (Commercial Svs. & Supplies)		4,713	450,091
Trex Co., Inc. (Building Products)	(a)	11,189	801,132
TriNet Group, Inc. (Professional Svs.)	(a)	7,510	445,493
Vicor Corp. (Electrical Equip.)	(a)	2,455	190,827
Welbilt, Inc. (Machinery)	(a)	16,471	101,461
Werner Enterprises, Inc. (Road & Rail)		17,307	726,721
WillScot Mobile Mini Holdings Corp. (Construction & Engineering)	(a)	10,518	175,440
			26,603,836
Information Technology–19.0%
2U, Inc. (Software)	(a)	6,375	215,858
8x8, Inc. (Software)	(a)	60,695	943,807
A10 Networks, Inc. (Software)	(a)	29,254	186,348
Acacia Communications, Inc. (Communications Equip.)	(a)	6,157	414,982
ACI Worldwide, Inc. (Software)	(a)	8,367	218,630
Advanced Energy Industries, Inc. (Semiconductors & Equip.)	(a)	8,355	525,864
Alarm.com Holdings, Inc. (Software)	(a)	9,945	549,461
Altair Engineering, Inc. Class A (Software)	(a)	13,812	579,828
Ambarella, Inc. (Semiconductors & Equip.)	(a)	12,170	635,031
Appfolio, Inc. Class A (Software)	(a)	7,472	1,059,604
Appian Corp. (Software)	(a)	4,629	299,728
Axcelis Technologies, Inc. (Semiconductors & Equip.)	(a)	5,093	112,046
Benefitfocus, Inc. (Software)	(a)	46,998	526,378
Blackbaud, Inc. (Software)		8,225	459,202
Blackline, Inc. (Software)	(a)	4,928	441,697
Bottomline Technologies DE, Inc. (Software)	(a)	16,326	688,304
Box, Inc. Class A (Software)	(a)	50,599	878,399
Brooks Automation, Inc. (Semiconductors & Equip.)		11,731	542,676
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Calix, Inc. (Communications Equip.)	(a)	10,788	$ 191,811
Ciena Corp. (Communications Equip.)	(a)	5,075	201,427
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	17,307	1,167,357
CMC Materials, Inc. (Semiconductors & Equip.)		1,492	213,073
CommVault Systems, Inc. (Software)	(a)	12,478	509,102
CSG Systems International, Inc. (IT Svs.)		16,426	672,645
Digital Turbine, Inc. (Software)	(a)	9,705	317,742
Domo, Inc. Class B (Software)	(a)	2,618	100,348
ePlus, Inc. (Electronic Equip., Instr. & Comp.)	(a)	9,034	661,289
Everbridge, Inc. (Software)	(a)	1,482	186,332
Extreme Networks, Inc. (Communications Equip.)	(a)	32,305	129,866
FARO Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,903	238,005
Fitbit, Inc. Class A (Electronic Equip., Instr. & Comp.)	(a)	77,290	537,938
Five9, Inc. (Software)	(a)	3,941	511,069
FormFactor, Inc. (Semiconductors & Equip.)	(a)	15,727	392,074
Grid Dynamics Holdings, Inc. (IT Svs.)	(a)	23,044	178,130
Hackett Group, Inc. / The (IT Svs.)		8,456	94,538
II-VI, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,929	240,480
Inphi Corp. (Semiconductors & Equip.)	(a)	3,877	435,193
InterDigital, Inc. (Communications Equip.)		4,105	234,231
International Money Express, Inc. (IT Svs.)	(a)	6,445	92,582
J2 Global, Inc. (Software)	(a)	3,575	247,461
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	7,339	212,537
Limelight Networks, Inc. (IT Svs.)	(a)	18,337	105,621
LivePerson, Inc. (Software)	(a)	10,243	532,534
ManTech International Corp. Class A (IT Svs.)		7,747	533,613
MAXIMUS, Inc. (IT Svs.)		7,728	528,672
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	9,509	220,989
MicroStrategy, Inc. Class A (Software)	(a)	780	117,437
Model N, Inc. (Software)	(a)	13,608	480,090
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,308	243,125
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	15,430	1,197,522
Paylocity Holding Corp. (Software)	(a)	2,142	345,762
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		10,698	439,260
Ping Identity Holding Corp. (Software)	(a)	4,704	146,812
Power Integrations, Inc. (Semiconductors & Equip.)		16,502	914,211
Progress Software Corp. (Software)		5,584	204,821
PROS Holdings, Inc. (Software)	(a)	18,548	592,423
Q2 Holdings, Inc. (Software)	(a)	3,489	318,406
QAD, Inc. Class A (Software)		10,214	431,031
Qualys, Inc. (Software)	(a)	19,932	1,953,535
Radware Ltd. (Communications Equip.)	(a)	5,120	124,109
Rapid7, Inc. (Software)	(a)	24,061	1,473,496
RingCentral, Inc. Class A (Software)	(a)	2,664	731,561
Sapiens International Corp. N.V. (Software)		11,387	348,214
Semtech Corp. (Semiconductors & Equip.)	(a)	12,295	651,143
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	5,282	516,844
Silicon Motion Technology Corp. – ADR (Semiconductors & Equip.)		1,921	72,575
SPS Commerce, Inc. (Software)	(a)	12,082	940,825
Sumo Logic, Inc. (Software)	(a)	2,235	48,723
SVMK, Inc. (Software)	(a)	6,437	142,322
Synaptics, Inc. (Semiconductors & Equip.)	(a)	7,027	565,111
Tower Semiconductor Ltd. (Semiconductors & Equip.)	(a)	33,370	608,001
Varonis Systems, Inc. (Software)	(a)	5,369	619,690
Verint Systems, Inc. (Software)	(a)	5,399	260,124
Verra Mobility Corp. (IT Svs.)	(a)	28,333	273,697
Virtusa Corp. (IT Svs.)	(a)	1,890	92,912
WNS Holdings Ltd. – ADR (IT Svs.)	(a)	10,183	651,305
Workiva, Inc. (Software)	(a)	612	34,125
Yext, Inc. (Software)	(a)	47,864	726,576
			35,230,290
Materials–2.4%
Balchem Corp. (Chemicals)		9,282	906,201
Boise Cascade Co. (Paper & Forest Products)		23,705	946,303

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Materials (continued)
Ingevity Corp. (Chemicals)	(a)	9,229	$ 456,282
Innospec, Inc. (Chemicals)		2,599	164,569
Materion Corp. (Metals & Mining)		5,562	289,391
Novagold Resources, Inc. (Metals & Mining)	(a)	67,518	802,789
Silgan Holdings, Inc. (Containers & Packaging)		12,779	469,884
Trinseo SA (Chemicals)		6,602	169,275
Venator Materials PLC (Chemicals)	(a)	146,203	282,172
			4,486,866
Real Estate–3.2%
CorePoint Lodging, Inc. (Equity REIT)		21,019	114,554
First Industrial Realty Trust, Inc. (Equity REIT)		9,778	389,164
Four Corners Property Trust, Inc. (Equity REIT)		19,977	511,212
Marcus & Millichap, Inc. (Real Estate Mgmt. & Development)	(a)	27,393	753,855
NexPoint Residential Trust, Inc. (Equity REIT)		8,513	377,552
Plymouth Industrial REIT, Inc. (Equity REIT)		12,071	148,956
QTS Realty Trust, Inc. Class A (Equity REIT)		30,751	1,937,928
Redfin Corp. (Real Estate Mgmt. & Development)	(a)	18,171	907,278
RMR Group, Inc. / The Class A (Real Estate Mgmt. & Development)		8,260	226,902
Ryman Hospitality Properties, Inc. (Equity REIT)		5,918	217,782
Uniti Group, Inc. (Equity REIT)		26,700	281,285
			5,866,468
Utilities–0.9%
American States Water Co. (Water Utilities)		9,044	677,848
Common Stocks (Continued)	Shares	Value
Utilities (continued)
New Jersey Resources Corp. (Gas Utilities)	17,180	$ 464,203
Northwest Natural Holding Co. (Gas Utilities)	2,915	132,312
Ormat Technologies, Inc. (Ind. Power & Renewable Elec.)	2,615	154,573
SJW Group (Water Utilities)	2,033	123,728
Southwest Gas Holdings, Inc. (Gas Utilities)	1,577	99,509
		1,652,173
Total Common Stocks (Cost $165,526,157)		$179,306,311

Rights–0.0%	Quantity	Value
Health Care–0.0%
Alder BioPharmaceuticals, Inc. CVR (Pharmaceuticals)	14,631	$ 12,875
Total Rights (Cost $12,875)		$12,875

Money Market Funds–2.7%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.114%	(b)	4,920,542	$ 4,921,526
Total Money Market Funds (Cost $4,921,890)			$4,921,526
Total Investments – 99.6% (Cost $170,460,922)	(c)		$184,240,712
Other Assets in Excess of Liabilities – 0.4%	(d)		688,519
Net Assets – 100.0%			$184,929,231

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2020.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $493,000 of cash pledged as collateral for the futures contracts outstanding at September 30, 2020. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2020 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Russell 2000 Index - Long	85	December 18, 2020	$6,434,661	$6,393,700	$(40,961)	$(6,096)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks–98.6%		Shares	Value
Communication Services–1.7%
AMC Networks, Inc. Class A (Media)	(a)	9,378	$ 231,730
Cable One, Inc. (Media)		1,250	2,356,788
Cinemark Holdings, Inc. (Entertainment)		24,598	245,980
John Wiley & Sons, Inc. Class A (Media)		10,067	319,225
New York Times Co. / The Class A (Media)		33,280	1,424,051
TEGNA, Inc. (Media)		50,415	592,376
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		22,958	423,346
TripAdvisor, Inc. (Interactive Media & Svs.)		22,173	434,369
World Wrestling Entertainment, Inc. Class A (Entertainment)		10,792	436,752
Yelp, Inc. (Interactive Media & Svs.)	(a)	15,853	318,487
			6,783,104
Consumer Discretionary–15.7%
Aaron's, Inc. (Specialty Retail)		15,589	883,117
Adient PLC (Auto Components)	(a)	21,661	375,385
Adtalem Global Education, Inc. (Diversified Consumer Svs.)	(a)	11,940	293,008
American Eagle Outfitters, Inc. (Specialty Retail)		34,363	508,916
AutoNation, Inc. (Specialty Retail)	(a)	13,476	713,285
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		18,455	566,384
Brunswick Corp. (Leisure Products)		18,252	1,075,225
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	45,920	2,574,275
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		10,058	870,822
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		6,643	571,032
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		8,187	1,341,194
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)		7,026	611,121
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		5,445	624,324
Dana, Inc. (Auto Components)		33,345	410,810
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	6,458	1,420,825
Delphi Technologies PLC (Auto Components)	(a)	19,900	332,529
Dick's Sporting Goods, Inc. (Specialty Retail)		15,033	870,110
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)		19,005	1,556,700
Five Below, Inc. (Specialty Retail)	(a)	12,892	1,637,284
Foot Locker, Inc. (Specialty Retail)		24,001	792,753
Fox Factory Holding Corp. (Auto Components)	(a)	9,559	710,520
Gentex Corp. (Auto Components)		56,689	1,459,742
Goodyear Tire & Rubber Co. / The (Auto Components)		53,678	411,710
Graham Holdings Co. Class B (Diversified Consumer Svs.)		957	386,733
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	10,929	873,664
Grubhub, Inc. (Internet & Direct Marketing Retail)	(a)	21,285	1,539,544
H&R Block, Inc. (Diversified Consumer Svs.)		44,502	724,938
Harley-Davidson, Inc. (Automobiles)		35,371	868,004
Helen of Troy Ltd. (Household Durables)	(a)	5,846	1,131,318
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)		5,246	416,060
KB Home (Household Durables)		20,316	779,931
Kohl's Corp. (Multiline Retail)		36,401	674,511
Lear Corp. (Auto Components)		12,578	1,371,631
Lithia Motors, Inc. Class A (Specialty Retail)		5,176	1,179,817
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)		9,472	860,152
Mattel, Inc. (Leisure Products)	(a)	80,008	936,094
Murphy U.S.A., Inc. (Specialty Retail)	(a)	6,257	802,585
Nordstrom, Inc. (Multiline Retail)		24,985	297,821
Ollie's Bargain Outlet Holdings, Inc. (Multiline Retail)	(a)	13,117	1,145,770
Papa John's International, Inc. (Hotels, Restaurants & Leisure)		7,568	622,695
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	33,158	$ 2,410,587
Polaris, Inc. (Leisure Products)		13,279	1,252,741
Pool Corp. (Distributors)		9,243	3,092,153
RH (Specialty Retail)	(a)	3,560	1,362,127
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	25,977	225,740
Scientific Games Corp. (Hotels, Restaurants & Leisure)	(a)	12,892	450,060
Service Corp. International (Diversified Consumer Svs.)		40,642	1,714,280
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)		17,413	353,484
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	31,414	949,331
Strategic Education, Inc. (Diversified Consumer Svs.)		5,629	514,885
Taylor Morrison Home Corp. (Household Durables)	(a)	29,901	735,266
Tempur Sealy International, Inc. (Household Durables)	(a)	11,063	986,709
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		15,036	914,038
Thor Industries, Inc. (Automobiles)		12,731	1,212,755
Toll Brothers, Inc. (Household Durables)		26,491	1,289,052
TopBuild Corp. (Household Durables)	(a)	7,631	1,302,535
TRI Pointe Group, Inc. (Household Durables)	(a)	30,052	545,143
Urban Outfitters, Inc. (Specialty Retail)	(a)	15,790	328,590
Visteon Corp. (Auto Components)	(a)	6,416	444,116
W.W. International, Inc. (Diversified Consumer Svs.)	(a)	10,802	203,834
Wendy's Co. / The (Hotels, Restaurants & Leisure)		41,328	921,408
Williams-Sonoma, Inc. (Specialty Retail)		17,935	1,622,041
Wingstop, Inc. (Hotels, Restaurants & Leisure)		6,827	932,910
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)		19,645	604,280
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		21,477	1,084,589
			60,674,993
Consumer Staples–4.0%
BJ's Wholesale Club Holdings, Inc. (Food & Staples Retailing)	(a)	31,816	1,321,955
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	2,101	1,855,939
Casey's General Stores, Inc. (Food & Staples Retailing)		8,515	1,512,690
Coty, Inc. Class A (Personal Products)		65,346	176,434
Darling Ingredients, Inc. (Food Products)	(a)	37,356	1,345,937
Edgewell Personal Care Co. (Personal Products)	(a)	12,522	349,113
Energizer Holdings, Inc. (Household Products)		13,438	525,963
Flowers Foods, Inc. (Food Products)		45,381	1,104,120
Grocery Outlet Holding Corp. (Food & Staples Retailing)	(a)	19,225	755,927
Hain Celestial Group, Inc. / The (Food Products)	(a)	19,268	660,892
Ingredion, Inc. (Food Products)		15,450	1,169,256
Lancaster Colony Corp. (Food Products)		4,507	805,852
Nu Skin Enterprises, Inc. Class A (Personal Products)		11,855	593,817
Pilgrim's Pride Corp. (Food Products)	(a)	11,256	168,446
Post Holdings, Inc. (Food Products)	(a)	14,523	1,248,978
Sanderson Farms, Inc. (Food Products)		4,566	538,651
Sprouts Farmers Market, Inc. (Food & Staples Retailing)	(a)	27,168	568,626
Tootsie Roll Industries, Inc. (Food Products)		4,093	126,474
TreeHouse Foods, Inc. (Food Products)	(a)	13,018	527,620
			15,356,690
Energy–1.1%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		65,994	354,388
ChampionX Corp. (Energy Equip. & Svs.)	(a)	42,747	341,549

(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		23,544	$ 572,825
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	51,789	488,888
EQT Corp. (Oil, Gas & Consumable Fuels)		58,954	762,275
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)		93,893	794,335
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		33,206	296,197
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)		14,705	311,599
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	93,212	456,739
			4,378,795
Financials–13.5%
Affiliated Managers Group, Inc. (Capital Markets)		10,739	734,333
Alleghany Corp. (Insurance)		3,301	1,718,005
American Financial Group, Inc. (Insurance)		16,549	1,108,452
Associated Banc-Corp. (Banks)		35,412	446,899
BancorpSouth Bank (Banks)		22,174	429,732
Bank of Hawaii Corp. (Banks)		9,236	466,603
Bank OZK (Banks)		27,898	594,785
Brighthouse Financial, Inc. (Insurance)	(a)	21,456	577,381
Brown & Brown, Inc. (Insurance)		54,136	2,450,737
Cathay General Bancorp (Banks)		17,259	374,175
CIT Group, Inc. (Banks)		22,720	402,371
CNO Financial Group, Inc. (Insurance)		32,697	524,460
Commerce Bancshares, Inc. (Banks)		23,156	1,303,451
Cullen / Frost Bankers, Inc. (Banks)		12,871	823,100
East West Bancorp, Inc. (Banks)		32,649	1,068,928
Eaton Vance Corp. (Capital Markets)		26,280	1,002,582
Essent Group Ltd. (Thrifts & Mortgage Finance)		25,927	959,558
Evercore, Inc. Class A (Capital Markets)		9,355	612,378
FactSet Research Systems, Inc. (Capital Markets)		8,763	2,934,553
Federated Hermes, Inc. (Capital Markets)		21,908	471,241
First American Financial Corp. (Insurance)		25,704	1,308,591
First Financial Bankshares, Inc. (Banks)		32,775	914,750
First Horizon National Corp. (Banks)		127,701	1,204,220
FirstCash, Inc. (Consumer Finance)		9,555	546,642
FNB Corp. (Banks)		74,686	506,371
Fulton Financial Corp. (Banks)		37,317	348,168
Genworth Financial, Inc. Class A (Insurance)	(a)	117,098	392,278
Glacier Bancorp, Inc. (Banks)		21,998	705,036
Hancock Whitney Corp. (Banks)		19,926	374,808
Hanover Insurance Group, Inc. / The (Insurance)		8,703	810,946
Home BancShares, Inc. (Banks)		35,051	531,373
Interactive Brokers Group, Inc. Class A (Capital Markets)		18,232	881,153
International Bancshares Corp. (Banks)		12,837	334,532
Janus Henderson Group PLC (Capital Markets)		34,791	755,661
Jefferies Financial Group, Inc. (Diversified Financial Svs.)		49,827	896,886
Kemper Corp. (Insurance)		14,134	944,575
LendingTree, Inc. (Consumer Finance)	(a)	1,815	557,005
Mercury General Corp. (Insurance)		6,110	252,771
Navient Corp. (Consumer Finance)		44,770	378,307
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		107,163	886,238
Old Republic International Corp. (Insurance)		65,264	961,991
PacWest Bancorp (Banks)		26,884	459,179
Pinnacle Financial Partners, Inc. (Banks)		17,488	622,398
Primerica, Inc. (Insurance)		9,118	1,031,611
Prosperity Bancshares, Inc. (Banks)		21,380	1,108,125
Reinsurance Group of America, Inc. (Insurance)		15,690	1,493,531
RenaissanceRe Holdings Ltd. (Insurance)		11,813	2,005,139
RLI Corp. (Insurance)		9,126	764,120
SEI Investments Co. (Capital Markets)		28,048	1,422,595
Selective Insurance Group, Inc. (Insurance)		13,771	709,069
Signature Bank (Banks)		12,361	1,025,839
SLM Corp. (Consumer Finance)		86,497	699,761
Sterling Bancorp (Banks)		44,906	472,411
Common Stocks (Continued)		Shares	Value
Financials (continued)
Stifel Financial Corp. (Capital Markets)		15,806	$ 799,151
Synovus Financial Corp. (Banks)		34,006	719,907
TCF Financial Corp. (Banks)		35,106	820,076
Texas Capital Bancshares, Inc. (Banks)	(a)	11,628	361,980
Trustmark Corp. (Banks)		14,619	312,993
UMB Financial Corp. (Banks)		9,964	488,336
Umpqua Holdings Corp. (Banks)		50,903	540,590
United Bankshares, Inc. (Banks)		29,926	642,511
Valley National Bancorp (Banks)		93,130	637,940
Washington Federal, Inc. (Thrifts & Mortgage Finance)		17,463	364,278
Webster Financial Corp. (Banks)		20,824	549,962
Wintrust Financial Corp. (Banks)		13,292	532,345
			52,079,873
Health Care–11.0%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	20,524	605,048
Amedisys, Inc. (Health Care Providers & Svs.)	(a)	7,488	1,770,388
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	23,593	1,015,915
Avanos Medical, Inc. (Health Care Equip. & Supplies)	(a)	11,001	365,453
Bio-Techne Corp. (Life Sciences Tools & Svs.)		8,891	2,202,567
Cantel Medical Corp. (Health Care Equip. & Supplies)		8,655	380,301
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	11,459	2,594,891
Chemed Corp. (Health Care Providers & Svs.)		3,671	1,763,365
Emergent BioSolutions, Inc. (Biotechnology)	(a)	10,376	1,072,152
Encompass Health Corp. (Health Care Providers & Svs.)		22,927	1,489,796
Exelixis, Inc. (Biotechnology)	(a)	71,267	1,742,478
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	17,374	860,360
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	11,693	1,020,214
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	17,689	908,684
Hill-Rom Holdings, Inc. (Health Care Equip. & Supplies)		15,350	1,281,879
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	4,493	821,141
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	16,347	771,905
Jazz Pharmaceuticals PLC (Pharmaceuticals)	(a)	12,791	1,823,869
LHC Group, Inc. (Health Care Providers & Svs.)	(a)	7,285	1,548,500
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	3,714	354,018
LivaNova PLC (Health Care Equip. & Supplies)	(a)	11,209	506,759
Masimo Corp. (Health Care Equip. & Supplies)	(a)	11,659	2,752,224
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	19,691	320,569
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	6,289	702,796
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	13,681	2,504,170
Nektar Therapeutics (Pharmaceuticals)	(a)	41,294	685,067
NuVasive, Inc. (Health Care Equip. & Supplies)	(a)	11,822	574,195
Patterson Cos., Inc. (Health Care Providers & Svs.)		20,098	484,462
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	7,745	1,505,473
PRA Health Sciences, Inc. (Life Sciences Tools & Svs.)	(a)	14,753	1,496,544
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	11,597	422,363
Quidel Corp. (Health Care Equip. & Supplies)	(a)	8,814	1,933,615
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	11,262	1,661,596
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	16,017	851,464
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	24,330	596,328
United Therapeutics Corp. (Biotechnology)	(a)	10,242	1,034,442
			42,424,991
Industrials–17.4%
Acuity Brands, Inc. (Electrical Equip.)		9,154	936,912

(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
AECOM (Construction & Engineering)	(a)	36,935	$ 1,545,360
AGCO Corp. (Machinery)		14,169	1,052,332
ASGN, Inc. (Professional Svs.)	(a)	12,107	769,521
Avis Budget Group, Inc. (Road & Rail)	(a)	11,895	313,076
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	14,641	1,327,939
Brink's Co. / The (Commercial Svs. & Supplies)		11,647	478,575
Builders FirstSource, Inc. (Building Products)	(a)	26,945	878,946
Carlisle Cos., Inc. (Industrial Conglomerates)		12,592	1,540,883
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	11,794	660,818
Colfax Corp. (Machinery)	(a)	23,222	728,242
CoreLogic, Inc. (Professional Svs.)		18,314	1,239,308
Crane Co. (Machinery)		11,373	570,129
Curtiss-Wright Corp. (Aerospace & Defense)		9,608	896,042
Donaldson Co., Inc. (Machinery)		29,088	1,350,265
Dycom Industries, Inc. (Construction & Engineering)	(a)	7,375	389,548
EMCOR Group, Inc. (Construction & Engineering)		12,656	856,938
EnerSys (Electrical Equip.)		9,794	657,373
Fluor Corp. (Construction & Engineering)		28,813	253,843
FTI Consulting, Inc. (Professional Svs.)	(a)	8,440	894,387
GATX Corp. (Trading Companies & Distributors)		8,051	513,251
Generac Holdings, Inc. (Electrical Equip.)	(a)	14,483	2,804,488
Graco, Inc. (Machinery)		38,421	2,357,128
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		17,215	370,639
Herman Miller, Inc. (Commercial Svs. & Supplies)		13,539	408,336
Hexcel Corp. (Aerospace & Defense)		19,253	645,938
HNI Corp. (Commercial Svs. & Supplies)		9,814	307,963
Hubbell, Inc. (Electrical Equip.)		12,500	1,710,500
IAA, Inc. (Commercial Svs. & Supplies)	(a)	30,894	1,608,651
Insperity, Inc. (Professional Svs.)		8,323	545,073
ITT, Inc. (Machinery)		19,905	1,175,390
JetBlue Airways Corp. (Airlines)	(a)	62,863	712,238
KAR Auction Services, Inc. (Commercial Svs. & Supplies)		29,805	429,192
Kennametal, Inc. (Machinery)		19,131	553,651
Kirby Corp. (Marine)	(a)	13,853	501,063
Knight-Swift Transportation Holdings, Inc. (Road & Rail)		29,052	1,182,416
Landstar System, Inc. (Road & Rail)		8,849	1,110,461
Lennox International, Inc. (Building Products)		8,026	2,187,968
Lincoln Electric Holdings, Inc. (Machinery)		13,697	1,260,672
ManpowerGroup, Inc. (Professional Svs.)		13,407	983,135
MasTec, Inc. (Construction & Engineering)	(a)	12,951	546,532
Mercury Systems, Inc. (Aerospace & Defense)	(a)	12,918	1,000,628
Middleby Corp. / The (Machinery)	(a)	12,821	1,150,172
MSA Safety, Inc. (Commercial Svs. & Supplies)		8,341	1,119,112
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		10,475	662,858
Nordson Corp. (Machinery)		12,451	2,388,351
nVent Electric PLC (Electrical Equip.)		39,226	693,908
Oshkosh Corp. (Machinery)		15,699	1,153,877
Owens Corning (Building Products)		24,944	1,716,397
Regal Beloit Corp. (Electrical Equip.)		9,344	877,121
Ryder System, Inc. (Road & Rail)		12,382	523,016
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	21,082	1,329,431
Sunrun, Inc. (Electrical Equip.)	(a)	29,271	2,255,916
Terex Corp. (Machinery)		16,001	309,779
Tetra Tech, Inc. (Commercial Svs. & Supplies)		12,457	1,189,644
Timken Co. / The (Machinery)		15,586	845,073
Toro Co. / The (Machinery)		24,775	2,079,861
Trex Co., Inc. (Building Products)	(a)	26,684	1,910,574
Trinity Industries, Inc. (Machinery)		20,546	400,647
Univar Solutions, Inc. (Trading Companies & Distributors)	(a)	39,008	658,455
Valmont Industries, Inc. (Construction & Engineering)		4,927	611,835
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Watsco, Inc. (Trading Companies & Distributors)		7,576	$ 1,764,375
Werner Enterprises, Inc. (Road & Rail)		13,389	562,204
Woodward, Inc. (Machinery)		13,386	1,073,022
XPO Logistics, Inc. (Air Freight & Logistics)	(a)	21,073	1,784,040
			67,315,418
Information Technology–15.5%
ACI Worldwide, Inc. (Software)	(a)	26,934	703,785
Alliance Data Systems Corp. (IT Svs.)		11,008	462,116
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	17,900	1,408,014
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		22,794	588,997
Belden, Inc. (Electronic Equip., Instr. & Comp.)		10,269	319,571
Blackbaud, Inc. (Software)		11,434	638,360
CACI International, Inc. Class A (IT Svs.)	(a)	5,785	1,233,131
CDK Global, Inc. (Software)		28,030	1,221,828
Ceridian HCM Holding, Inc. (Software)	(a)	29,941	2,474,624
Ciena Corp. (Communications Equip.)	(a)	35,437	1,406,495
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	13,465	908,214
CMC Materials, Inc. (Semiconductors & Equip.)		6,696	956,256
Cognex Corp. (Electronic Equip., Instr. & Comp.)		39,912	2,598,271
Coherent, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,595	620,653
CommVault Systems, Inc. (Software)	(a)	10,693	436,274
Cree, Inc. (Semiconductors & Equip.)	(a)	25,298	1,612,494
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	29,063	2,400,313
Fair Isaac Corp. (Software)	(a)	6,689	2,845,367
First Solar, Inc. (Semiconductors & Equip.)	(a)	19,488	1,290,106
II-VI, Inc. (Electronic Equip., Instr. & Comp.)	(a)	23,910	969,790
InterDigital, Inc. (Communications Equip.)		7,076	403,757
J2 Global, Inc. (Software)	(a)	10,318	714,212
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		31,252	1,070,693
KBR, Inc. (IT Svs.)		32,827	734,012
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		5,628	998,069
LiveRamp Holdings, Inc. (IT Svs.)	(a)	15,195	786,645
Lumentum Holdings, Inc. (Communications Equip.)	(a)	17,347	1,303,280
Manhattan Associates, Inc. (Software)	(a)	14,647	1,398,642
MAXIMUS, Inc. (IT Svs.)		14,140	967,317
MKS Instruments, Inc. (Semiconductors & Equip.)		12,712	1,388,532
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		9,736	2,722,283
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		30,312	1,082,138
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	29,731	658,244
NetScout Systems, Inc. (Communications Equip.)	(a)	16,712	364,823
Paylocity Holding Corp. (Software)	(a)	8,563	1,382,239
Perspecta, Inc. (IT Svs.)		31,486	612,403
PTC, Inc. (Software)	(a)	24,097	1,993,304
Qualys, Inc. (Software)	(a)	7,781	762,616
Sabre Corp. (IT Svs.)		71,723	466,917
Science Applications International Corp. (IT Svs.)		13,415	1,052,004
Semtech Corp. (Semiconductors & Equip.)	(a)	15,027	795,830
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	10,127	990,927
SolarEdge Technologies, Inc. (Semiconductors & Equip.)	(a)	11,560	2,755,326
Synaptics, Inc. (Semiconductors & Equip.)	(a)	7,912	636,283
SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		9,494	1,329,730
Teradata Corp. (Software)	(a)	25,251	573,198
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	57,711	2,810,526

(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Universal Display Corp. (Semiconductors & Equip.)		9,884	$ 1,786,434
ViaSat, Inc. (Communications Equip.)	(a)	14,794	508,766
Vishay Intertechnology, Inc. (Electronic Equip., Instr. & Comp.)		30,586	476,224
WEX, Inc. (IT Svs.)	(a)	10,171	1,413,464
			60,033,497
Materials–5.8%
AptarGroup, Inc. (Containers & Packaging)		14,877	1,684,076
Ashland Global Holdings, Inc. (Chemicals)		12,562	890,897
Avient Corp. (Chemicals)		21,087	557,962
Cabot Corp. (Chemicals)		13,024	469,255
Chemours Co. / The (Chemicals)		37,884	792,154
Commercial Metals Co. (Metals & Mining)		27,461	548,671
Compass Minerals International, Inc. (Metals & Mining)		7,797	462,752
Domtar Corp. (Paper & Forest Products)		12,727	334,338
Eagle Materials, Inc. (Construction Materials)		9,603	828,931
Greif, Inc. Class A (Containers & Packaging)		6,121	221,641
Ingevity Corp. (Chemicals)	(a)	9,508	470,076
Louisiana-Pacific Corp. (Paper & Forest Products)		25,889	763,984
Minerals Technologies, Inc. (Chemicals)		7,869	402,106
NewMarket Corp. (Chemicals)		1,689	578,179
O-I Glass, Inc. (Containers & Packaging)		36,039	381,653
Olin Corp. (Chemicals)		32,801	406,076
Reliance Steel & Aluminum Co. (Metals & Mining)		14,726	1,502,641
Royal Gold, Inc. (Metals & Mining)		15,126	1,817,691
RPM International, Inc. (Chemicals)		29,984	2,483,875
Scotts Miracle-Gro Co. / The (Chemicals)		9,391	1,435,978
Sensient Technologies Corp. (Chemicals)		9,769	564,062
Silgan Holdings, Inc. (Containers & Packaging)		18,172	668,184
Sonoco Products Co. (Containers & Packaging)		23,138	1,181,658
Steel Dynamics, Inc. (Metals & Mining)		46,109	1,320,101
United States Steel Corp. (Metals & Mining)		50,827	373,070
Valvoline, Inc. (Chemicals)		42,702	813,046
Worthington Industries, Inc. (Metals & Mining)		8,325	339,494
			22,292,551
Real Estate–9.2%
American Campus Communities, Inc. (Equity REIT)		31,743	1,108,466
Brixmor Property Group, Inc. (Equity REIT)		68,403	799,631
Camden Property Trust (Equity REIT)		22,460	1,998,491
CoreSite Realty Corp. (Equity REIT)		9,814	1,166,688
Corporate Office Properties Trust (Equity REIT)		25,886	614,016
Cousins Properties, Inc. (Equity REIT)		34,265	979,636
CyrusOne, Inc. (Equity REIT)		26,959	1,887,939
Douglas Emmett, Inc. (Equity REIT)		38,023	954,377
EastGroup Properties, Inc. (Equity REIT)		9,077	1,173,928
EPR Properties (Equity REIT)		17,225	473,688
First Industrial Realty Trust, Inc. (Equity REIT)		29,331	1,167,374
GEO Group, Inc. / The (Equity REIT)		27,919	316,602
Healthcare Realty Trust, Inc. (Equity REIT)		31,403	945,858
Highwoods Properties, Inc. (Equity REIT)		23,966	804,539
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
Hudson Pacific Properties, Inc. (Equity REIT)	35,367	$ 775,598
JBG SMITH Properties (Equity REIT)	25,946	693,796
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	11,948	1,142,946
Kilroy Realty Corp. (Equity REIT)	24,190	1,256,912
Lamar Advertising Co. Class A (Equity REIT)	19,916	1,317,842
Life Storage, Inc. (Equity REIT)	10,819	1,138,916
Macerich Co. / The (Equity REIT)	25,903	175,881
Medical Properties Trust, Inc. (Equity REIT)	121,865	2,148,480
National Retail Properties, Inc. (Equity REIT)	40,047	1,382,022
Omega Healthcare Investors, Inc. (Equity REIT)	52,338	1,567,000
Park Hotels & Resorts, Inc. (Equity REIT)	54,325	542,707
Pebblebrook Hotel Trust (Equity REIT)	30,161	377,917
Physicians Realty Trust (Equity REIT)	48,051	860,593
PotlatchDeltic Corp. (Equity REIT)	15,442	650,108
PS Business Parks, Inc. (Equity REIT)	4,626	566,176
Rayonier, Inc. (Equity REIT)	31,502	832,913
Rexford Industrial Realty, Inc. (Equity REIT)	28,563	1,307,043
Sabra Health Care REIT, Inc. (Equity REIT)	47,366	652,940
Service Properties Trust (Equity REIT)	37,879	301,138
Spirit Realty Capital, Inc. (Equity REIT)	23,748	801,495
STORE Capital Corp. (Equity REIT)	52,627	1,443,559
Taubman Centers, Inc. (Equity REIT)	14,207	472,951
Urban Edge Properties (Equity REIT)	25,231	245,245
Weingarten Realty Investors (Equity REIT)	27,777	471,098
		35,516,509
Utilities–3.7%
ALLETE, Inc. (Electric Utilities)	11,947	618,138
Black Hills Corp. (Multi-Utilities)	14,473	774,161
Essential Utilities, Inc. (Water Utilities)	51,428	2,069,977
Hawaiian Electric Industries, Inc. (Electric Utilities)	25,167	836,551
IDACORP, Inc. (Electric Utilities)	11,633	929,477
MDU Resources Group, Inc. (Multi-Utilities)	46,251	1,040,647
National Fuel Gas Co. (Gas Utilities)	20,990	851,984
New Jersey Resources Corp. (Gas Utilities)	22,095	597,007
NorthWestern Corp. (Multi-Utilities)	11,651	566,705
OGE Energy Corp. (Electric Utilities)	46,172	1,384,698
ONE Gas, Inc. (Gas Utilities)	12,195	841,577
PNM Resources, Inc. (Electric Utilities)	18,376	759,480
Southwest Gas Holdings, Inc. (Gas Utilities)	12,909	814,558
Spire, Inc. (Gas Utilities)	11,918	634,037
UGI Corp. (Gas Utilities)	48,044	1,584,491
		14,303,488
Total Common Stocks (Cost $382,355,416)		$381,159,909

Money Market Funds–1.4%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.114%	(b)	5,595,018	$ 5,596,137
Total Money Market Funds (Cost $5,596,694)			$5,596,137
Total Investments – 100.0% (Cost $387,952,110)	(c)		$386,756,046
Liabilities in Excess of Other Assets – (0.0)%	(d)		(4,942)
Net Assets – 100.0%			$386,751,104

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2020.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $445,500 of cash pledged as collateral for the futures contracts outstanding at September 30, 2020. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Open Futures Contracts	September 30, 2020 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P MidCap 400 Index - Long	33	December 18, 2020	$6,123,869	$6,124,470	$601	$49,538
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Growth Portfolio
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks–97.7%		Shares	Value
Communication Services–11.0%
Activision Blizzard, Inc. (Entertainment)		4,927	$ 398,841
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	1,645	2,410,912
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	1,611	2,367,526
Charter Communications, Inc. Class A (Media)	(a)	367	229,133
Discovery, Inc. Class A (Media)	(a)	8,167	177,795
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	11,109	2,909,447
Netflix, Inc. (Entertainment)	(a)	3,254	1,627,098
Roku, Inc. (Entertainment)	(a)	994	187,667
Sirius XM Holdings, Inc. (Media)		80,204	429,893
Twitter, Inc. (Interactive Media & Svs.)	(a)	22,051	981,269
Zynga, Inc. Class A (Entertainment)	(a)	16,872	153,873
			11,873,454
Consumer Discretionary–15.6%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	2,668	8,400,812
Best Buy Co., Inc. (Specialty Retail)		803	89,366
Bright Horizons Family Solutions, Inc. (Diversified Consumer Svs.)	(a)	915	139,116
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	534	29,936
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	511	635,536
Dollar Tree, Inc. (Multiline Retail)	(a)	655	59,828
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		264	112,274
DraftKings, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	524	30,832
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)		1,679	137,527
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	2,488	302,615
Five Below, Inc. (Specialty Retail)	(a)	349	44,323
Genuine Parts Co. (Distributors)		3,582	340,899
Home Depot, Inc. / The (Specialty Retail)		7,448	2,068,384
Lowe's Cos., Inc. (Specialty Retail)		2,695	446,993
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,685	554,988
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		1,015	127,423
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	468	215,785
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	1,348	98,000
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		993	67,494
Tesla, Inc. (Automobiles)	(a)	5,035	2,160,065
TJX Cos., Inc. / The (Specialty Retail)		6,212	345,698
Tractor Supply Co. (Specialty Retail)		738	105,785
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		96	20,541
Wayfair, Inc. Class A (Internet & Direct Marketing Retail)	(a)	1,083	315,164
Wendy's Co. / The (Hotels, Restaurants & Leisure)		1,044	23,276
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		142	12,965
			16,885,625
Consumer Staples–5.1%
Brown-Forman Corp. Class B (Beverages)		984	74,115
Clorox Co. / The (Household Products)		6,263	1,316,295
Colgate-Palmolive Co. (Household Products)		5,698	439,601
Costco Wholesale Corp. (Food & Staples Retailing)		3,638	1,291,490
General Mills, Inc. (Food Products)		7,368	454,458
Hershey Co. / The (Food Products)		4,362	625,249
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
McCormick & Co., Inc. (Food Products)		1,386	$ 269,023
PepsiCo, Inc. (Beverages)		7,747	1,073,734
Sprouts Farmers Market, Inc. (Food & Staples Retailing)	(a)	526	11,009
			5,554,974
Energy–0.1%
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		1,785	64,153
TechnipFMC PLC (Energy Equip. & Svs.)		1,476	9,313
			73,466
Financials–2.2%
Charles Schwab Corp. / The (Capital Markets)		12,925	468,273
FactSet Research Systems, Inc. (Capital Markets)		1,112	372,387
MarketAxess Holdings, Inc. (Capital Markets)		354	170,483
Marsh & McLennan Cos., Inc. (Insurance)		1,556	178,473
Moody's Corp. (Capital Markets)		1,790	518,831
S&P Global, Inc. (Capital Markets)		1,744	628,886
			2,337,333
Health Care–13.2%
1Life Healthcare, Inc. (Health Care Providers & Svs.)	(a)	3,179	90,156
Abbott Laboratories (Health Care Equip. & Supplies)		2,920	317,784
AbbVie, Inc. (Biotechnology)		14,315	1,253,851
Adaptive Biotechnologies Corp. (Life Sciences Tools & Svs.)	(a)	469	22,807
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		5,192	524,081
Amgen, Inc. (Biotechnology)		4,687	1,191,248
Anthem, Inc. (Health Care Providers & Svs.)		773	207,620
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	984	22,130
Biogen, Inc. (Biotechnology)	(a)	325	92,196
Bristol-Myers Squibb Co. (Pharmaceuticals)		4,412	266,000
DexCom, Inc. (Health Care Equip. & Supplies)	(a)	2,004	826,109
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	11,835	944,670
Gilead Sciences, Inc. (Biotechnology)		4,263	269,379
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	333	19,574
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	2,658	1,044,886
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	166	51,307
Immunomedics, Inc. (Biotechnology)	(a)	1,313	111,644
Johnson & Johnson (Pharmaceuticals)		2,258	336,171
McKesson Corp. (Health Care Providers & Svs.)		2,208	328,837
Merck & Co., Inc. (Pharmaceuticals)		11,476	951,934
Moderna, Inc. (Biotechnology)	(a)	1,796	127,067
Quidel Corp. (Health Care Equip. & Supplies)	(a)	246	53,968
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	622	348,183
ResMed, Inc. (Health Care Equip. & Supplies)		449	76,972
Teladoc Health, Inc. (Health Care Technology)	(a)	3,278	718,669
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		490	216,345
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		4,225	1,317,228
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	2,767	778,053
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	2,114	575,262
West Pharmaceutical Services, Inc. (Health Care Equip. & Supplies)		399	109,685
Zoetis, Inc. (Pharmaceuticals)		6,763	1,118,397
			14,312,213

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Growth Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials–4.1%
Allegion PLC (Building Products)		4,924	$ 487,033
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		593	60,599
Cintas Corp. (Commercial Svs. & Supplies)		272	90,530
Copart, Inc. (Commercial Svs. & Supplies)	(a)	2,090	219,784
CoStar Group, Inc. (Professional Svs.)	(a)	109	92,488
Deere & Co. (Machinery)		978	216,754
Expeditors International of Washington, Inc. (Air Freight & Logistics)		441	39,919
Fastenal Co. (Trading Companies & Distributors)		2,370	106,863
Hubbell, Inc. (Electrical Equip.)		979	133,966
IHS Markit Ltd. (Professional Svs.)		877	68,853
Lennox International, Inc. (Building Products)		488	133,034
Lockheed Martin Corp. (Aerospace & Defense)		721	276,345
Masco Corp. (Building Products)		1,627	89,697
Mercury Systems, Inc. (Aerospace & Defense)	(a)	1,431	110,845
Old Dominion Freight Line, Inc. (Road & Rail)		2,345	424,257
Robert Half International, Inc. (Professional Svs.)		2,305	122,027
Roper Technologies, Inc. (Industrial Conglomerates)		257	101,543
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	419	51,097
Trex Co., Inc. (Building Products)	(a)	688	49,261
United Airlines Holdings, Inc. (Airlines)	(a)	1,385	48,129
Verisk Analytics, Inc. (Professional Svs.)		3,575	662,483
W.W. Grainger, Inc. (Trading Companies & Distributors)		902	321,807
Xylem, Inc. (Machinery)		5,675	477,381
			4,384,695
Information Technology–43.4%
Accenture PLC Class A (IT Svs.)		2,504	565,879
Adobe, Inc. (Software)	(a)	5,743	2,816,540
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	3,842	315,006
Analog Devices, Inc. (Semiconductors & Equip.)		7,230	844,030
Apple, Inc. (Tech. Hardware, Storage & Periph.)		85,408	9,891,100
Applied Materials, Inc. (Semiconductors & Equip.)		16,799	998,701
Autodesk, Inc. (Software)	(a)	1,651	381,398
Cadence Design Systems, Inc. (Software)	(a)	13,675	1,458,165
Cisco Systems, Inc. (Communications Equip.)		16,067	632,879
Cognex Corp. (Electronic Equip., Instr. & Comp.)		4,913	319,836
Dolby Laboratories, Inc. Class A (Electronic Equip., Instr. & Comp.)		3,047	201,955
Fiserv, Inc. (IT Svs.)	(a)	3,532	363,973
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		16,553	155,102
HubSpot, Inc. (Software)	(a)	591	172,708
Intel Corp. (Semiconductors & Equip.)		14,607	756,350
Intuit, Inc. (Software)		1,979	645,570
Mastercard, Inc. Class A (IT Svs.)		5,095	1,722,976
Microsoft Corp. (Software)		38,918	8,185,623
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		556	$ 19,849
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		7,045	308,853
Nutanix, Inc. Class A (Software)	(a)	634	14,062
NVIDIA Corp. (Semiconductors & Equip.)		6,251	3,383,166
Okta, Inc. (IT Svs.)	(a)	540	115,479
PayPal Holdings, Inc. (IT Svs.)	(a)	14,245	2,806,692
RingCentral, Inc. Class A (Software)	(a)	657	180,419
salesforce.com, Inc. (Software)	(a)	10,428	2,620,765
ServiceNow, Inc. (Software)	(a)	3,522	1,708,170
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	134	13,112
Texas Instruments, Inc. (Semiconductors & Equip.)		1,343	191,767
Visa, Inc. (IT Svs.)		15,656	3,130,730
VMware, Inc. Class A (Software)	(a)	7,143	1,026,235
Workday, Inc. Class A (Software)	(a)	1,540	331,300
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	1,879	474,372
Zoom Video Communications, Inc. Class A (Software)	(a)	539	253,389
			47,006,151
Materials–0.8%
Ecolab, Inc. (Chemicals)		3,322	663,869
PPG Industries, Inc. (Chemicals)		1,563	190,811
			854,680
Real Estate–1.8%
Alexandria Real Estate Equities, Inc. (Equity REIT)		468	74,880
American Tower Corp. (Equity REIT)		3,373	815,355
Equinix, Inc. (Equity REIT)		204	155,067
Prologis, Inc. (Equity REIT)		8,696	874,991
			1,920,293
Utilities–0.4%
CMS Energy Corp. (Multi-Utilities)		3,645	223,839
NextEra Energy, Inc. (Electric Utilities)		887	246,196
			470,035
Total Common Stocks (Cost $85,332,883)			$105,672,919

Rights–0.0%		Quantity	Value
Health Care–0.0%
Bristol-Myers Squibb Co. (Pharmaceuticals)	(a)	5,350	$ 12,038
Total Rights (Cost $11,396)			$12,038

Money Market Funds–2.8%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.114%	(b)	3,055,640	$ 3,056,251
Total Money Market Funds (Cost $3,056,554)			$3,056,251
Total Investments – 100.5% (Cost $88,400,833)	(c)		$108,741,208
Liabilities in Excess of Other Assets – (0.5)%	(d)		(528,737)
Net Assets – 100.0%			$108,212,471

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at September 30, 2020.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $240,000 of cash pledged as collateral for the futures contracts outstanding at September 30, 2020. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Growth Portfolio (Continued)
Schedule of Open Futures Contracts	September 30, 2020 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	20	December 18, 2020	$3,369,357	$3,352,000	$(17,357)	$18,300
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks–49.1%		Shares	Value
Communication Services–6.2%
Activision Blizzard, Inc. (Entertainment)		5,820	$ 471,129
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	7,176	10,545,850
Comcast Corp. Class A (Media)		23,717	1,097,148
Electronic Arts, Inc. (Entertainment)	(a)	26,400	3,442,824
Facebook, Inc. Class A (Interactive Media & Svs.)	(a)	29,580	7,747,002
Take-Two Interactive Software, Inc. (Entertainment)	(a)	5,433	897,640
Verizon Communications, Inc. (Diversified Telecom. Svs.)		21,580	1,283,794
			25,485,387
Consumer Discretionary–6.5%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	2,735	8,611,777
AutoZone, Inc. (Specialty Retail)	(a)	1,660	1,954,882
Burlington Stores, Inc. (Specialty Retail)	(a)	3,800	783,142
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	3,550	781,035
Dollar General Corp. (Multiline Retail)		8,286	1,736,911
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		2,860	1,216,301
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	3,690	448,815
Home Depot, Inc. / The (Specialty Retail)		16,639	4,620,817
McDonald's Corp. (Hotels, Restaurants & Leisure)		5,061	1,110,839
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		27,488	3,450,844
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,530	705,452
TJX Cos., Inc. / The (Specialty Retail)		24,550	1,366,207
			26,787,022
Consumer Staples–3.9%
British American Tobacco PLC – ADR (Tobacco)		34,630	1,251,874
Coca-Cola Co. / The (Beverages)		15,770	778,565
Colgate-Palmolive Co. (Household Products)		6,040	465,986
Costco Wholesale Corp. (Food & Staples Retailing)		6,114	2,170,470
Monster Beverage Corp. (Beverages)	(a)	53,675	4,304,735
PepsiCo, Inc. (Beverages)		6,700	928,620
Philip Morris International, Inc. (Tobacco)		21,310	1,598,037
Procter & Gamble Co. / The (Household Products)		16,399	2,279,297
Walmart, Inc. (Food & Staples Retailing)		18,470	2,584,138
			16,361,722
Energy–0.0%
Royal Dutch Shell PLC Class B – ADR (Oil, Gas & Consumable Fuels)		6,860	166,149
Financials–1.7%
CME Group, Inc. (Capital Markets)		3,340	558,815
Essent Group Ltd. (Thrifts & Mortgage Finance)		15,320	566,993
Everest Re Group Ltd. (Insurance)		4,500	888,930
Intercontinental Exchange, Inc. (Capital Markets)		7,070	707,353
JPMorgan Chase & Co. (Banks)		6,200	596,874
PNC Financial Services Group, Inc. / The (Banks)		2,170	238,505
Progressive Corp. / The (Insurance)		11,162	1,056,707
RenaissanceRe Holdings Ltd. (Insurance)		6,770	1,149,140
S&P Global, Inc. (Capital Markets)		4,030	1,453,218
			7,216,535
Health Care–9.3%
ABIOMED, Inc. (Health Care Equip. & Supplies)	(a)	1,580	437,755
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	5,250	1,718,640
Anthem, Inc. (Health Care Providers & Svs.)		3,600	966,924
Bristol-Myers Squibb Co. (Pharmaceuticals)		14,846	895,065
DaVita, Inc. (Health Care Providers & Svs.)	(a)	7,970	682,630
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	31,819	2,539,793
Eli Lilly & Co. (Pharmaceuticals)		5,201	769,852
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	4,050	1,592,095
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	2,930	905,604
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	5,280	3,746,371
Johnson & Johnson (Pharmaceuticals)		10,220	1,521,554
Medtronic PLC (Health Care Equip. & Supplies)		4,241	440,725
Merck & Co., Inc. (Pharmaceuticals)		23,833	1,976,947
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	500	482,875
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	3,220	1,802,492
Roche Holding AG – ADR (Pharmaceuticals)		26,060	1,115,629
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		23,576	7,350,289
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	4,740	1,332,841

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	14,330	$ 3,899,480
Zoetis, Inc. (Pharmaceuticals)		26,640	4,405,457
			38,583,018
Industrials–3.5%
Allegion PLC (Building Products)		10,170	1,005,915
AMETEK, Inc. (Electrical Equip.)		5,070	503,958
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		9,940	1,015,768
Copart, Inc. (Commercial Svs. & Supplies)	(a)	14,542	1,529,237
IDEX Corp. (Machinery)		2,490	454,201
L3Harris Technologies, Inc. (Aerospace & Defense)		9,250	1,571,020
Lockheed Martin Corp. (Aerospace & Defense)		4,760	1,824,413
Masco Corp. (Building Products)		19,680	1,084,958
Northrop Grumman Corp. (Aerospace & Defense)		1,340	422,757
Regal Beloit Corp. (Electrical Equip.)		4,890	459,024
RELX PLC – ADR (Professional Svs.)		38,680	865,272
Republic Services, Inc. (Commercial Svs. & Supplies)		5,420	505,957
Roper Technologies, Inc. (Industrial Conglomerates)		4,090	1,616,000
Verisk Analytics, Inc. (Professional Svs.)		8,120	1,504,717
			14,363,197
Information Technology–16.0%
Adobe, Inc. (Software)	(a)	5,138	2,519,829
Amdocs Ltd. (IT Svs.)		16,280	934,635
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		6,240	675,605
ANSYS, Inc. (Software)	(a)	870	284,690
Apple, Inc. (Tech. Hardware, Storage & Periph.)		35,314	4,089,714
Arista Networks, Inc. (Communications Equip.)	(a)	3,230	668,384
ASML Holding N.V. (Semiconductors & Equip.)		3,390	1,251,825
Automatic Data Processing, Inc. (IT Svs.)		10,950	1,527,416
Booz Allen Hamilton Holding Corp. (IT Svs.)		12,550	1,041,399
CDW Corp. (Electronic Equip., Instr. & Comp.)		7,130	852,249
Check Point Software Technologies Ltd. (Software)	(a)	12,280	1,477,775
Citrix Systems, Inc. (Software)		11,610	1,598,813
Cognex Corp. (Electronic Equip., Instr. & Comp.)		7,790	507,129
Euronet Worldwide, Inc. (IT Svs.)	(a)	1,598	145,578
Fidelity National Information Services, Inc. (IT Svs.)		6,420	945,088
Fortinet, Inc. (Software)	(a)	10,564	1,244,545
Genpact Ltd. (IT Svs.)		25,470	992,057
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	5,726	973,248
KLA-Tencor Corp. (Semiconductors & Equip.)		2,390	463,039
Mastercard, Inc. Class A (IT Svs.)		3,614	1,222,146
Microsoft Corp. (Software)		70,193	14,763,694
Motorola Solutions, Inc. (Communications Equip.)		11,650	1,826,837
Nice Ltd. – ADR (Software)	(a)	4,140	939,904
NortonLifeLock, Inc. (Software)		32,330	673,757
Nuance Communications, Inc. (Software)	(a)	39,590	1,313,992
NVIDIA Corp. (Semiconductors & Equip.)		3,126	1,691,854
Oracle Corp. (Software)		35,720	2,132,484
Paychex, Inc. (IT Svs.)		9,670	771,376
Paycom Software, Inc. (Software)	(a)	2,060	641,278
PayPal Holdings, Inc. (IT Svs.)	(a)	16,880	3,325,866
QUALCOMM, Inc. (Semiconductors & Equip.)		14,466	1,702,359
Slack Technologies, Inc. Class A (Software)	(a)	16,670	447,756
Splunk, Inc. (Software)	(a)	2,060	387,548
Texas Instruments, Inc. (Semiconductors & Equip.)		14,144	2,019,622
Tyler Technologies, Inc. (Software)	(a)	2,070	721,519
Visa, Inc. (IT Svs.)		34,450	6,888,966
Xilinx, Inc. (Semiconductors & Equip.)		25,326	2,639,982
			66,303,958
Materials–0.6%
Sealed Air Corp. (Containers & Packaging)		7,210	279,820
Sherwin-Williams Co. / The (Chemicals)		3,040	2,118,090
			2,397,910

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Common Stocks (Continued)	Shares	Value
Real Estate–0.2%
CubeSmart (Equity REIT)	13,950	$ 450,725
Sun Communities, Inc. (Equity REIT)	1,840	258,722
		709,447
Utilities–1.2%
Ameren Corp. (Multi-Utilities)	17,860	1,412,369
American Electric Power Co., Inc. (Electric Utilities)	18,490	1,511,187
Dominion Energy, Inc. (Multi-Utilities)	8,660	683,534
NextEra Energy, Inc. (Electric Utilities)	5,630	1,562,663
		5,169,753
Total Common Stocks (Cost $155,740,707)		$203,544,098

Corporate Bonds–19.8%		Rate	Maturity	Face Amount	Value
Communication Services–2.1%
AT&T, Inc. (Diversified Telecom. Svs.)		4.350%	03/01/2029	$ 231,000	$ 271,139
AT&T, Inc. (Diversified Telecom. Svs.)		2.750%	06/01/2031	10,000	10,515
AT&T, Inc. (Diversified Telecom. Svs.)		4.500%	03/09/2048	178,000	203,213
AT&T, Inc. (Diversified Telecom. Svs.)	(b)	3.500%	09/15/2053	216,000	210,435
AT&T, Inc. (Diversified Telecom. Svs.)	(b)	3.550%	09/15/2055	123,000	117,662
AT&T, Inc. (Diversified Telecom. Svs.)	(b)	3.650%	09/15/2059	33,000	31,867
CenturyLink, Inc. (Diversified Telecom. Svs.)		6.450%	06/15/2021	124,000	127,255
CenturyLink, Inc. (Diversified Telecom. Svs.)		5.800%	03/15/2022	102,000	105,570
Charter Communications Operating LLC / Charter Communications Operating Capital (Media)		5.050%	03/30/2029	519,000	621,712
Charter Communications Operating LLC / Charter Communications Operating Capital (Media)		5.375%	05/01/2047	49,000	58,070
Charter Communications Operating LLC / Charter Communications Operating Capital (Media)		3.700%	04/01/2051	548,000	541,603
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		2.800%	04/01/2031	502,000	520,690
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	62,000	82,647
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		4.800%	03/01/2050	265,000	302,880
Comcast Corp. (Media)		3.100%	04/01/2025	80,000	88,124
Comcast Corp. (Media)		3.150%	03/01/2026	146,000	162,253
Comcast Corp. (Media)		3.300%	04/01/2027	218,000	246,609
Comcast Corp. (Media)		4.150%	10/15/2028	123,000	148,415
Comcast Corp. (Media)		2.650%	02/01/2030	113,000	123,230
Comcast Corp. (Media)		3.400%	04/01/2030	218,000	251,466
Comcast Corp. (Media)		4.250%	10/15/2030	205,000	251,637
Comcast Corp. (Media)		4.600%	10/15/2038	122,000	155,326
Comcast Corp. (Media)		3.750%	04/01/2040	87,000	101,488
Comcast Corp. (Media)		4.950%	10/15/2058	111,000	158,886
Interpublic Group of Cos., Inc. / The (Media)		4.750%	03/30/2030	170,000	203,522
Level 3 Financing, Inc. (Diversified Telecom. Svs.)	(b)	3.875%	11/15/2029	309,000	334,459
Tencent Holdings Ltd. (Interactive Media & Svs.)	(b)	1.810%	01/26/2026	201,000	204,925
Tencent Holdings Ltd. (Interactive Media & Svs.)	(b)	3.240%	06/03/2050	201,000	201,894
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(b)	3.500%	04/15/2025	264,000	289,666
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(b)	3.750%	04/15/2027	673,000	753,450
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(b)	3.875%	04/15/2030	226,000	256,969
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(b)	4.375%	04/15/2040	78,000	91,429
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(b)	4.500%	04/15/2050	91,000	109,378
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.625%	08/15/2026	149,000	162,548
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.000%	03/22/2027	128,000	142,434
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.150%	03/22/2030	108,000	121,962
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.862%	08/21/2046	93,000	127,219
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.522%	09/15/2048	69,000	90,391
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.000%	03/22/2050	77,000	94,575
ViacomCBS, Inc. (Media)		4.950%	01/15/2031	71,000	84,906
ViacomCBS, Inc. (Media)		4.200%	05/19/2032	40,000	45,659
Walt Disney Co. / The (Entertainment)		2.750%	09/01/2049	146,000	140,580
Weibo Corp. (Interactive Media & Svs.)		3.375%	07/08/2030	207,000	210,235
					8,558,893
Consumer Discretionary–2.4%
Advance Auto Parts, Inc. (Specialty Retail)		1.750%	10/01/2027	84,000	83,653
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(b)	6.375%	05/01/2025	474,000	493,754
AutoNation, Inc. (Specialty Retail)		4.750%	06/01/2030	229,000	271,012
AutoZone, Inc. (Specialty Retail)		3.750%	04/18/2029	303,000	350,217
Booking Holdings, Inc. (Internet & Direct Marketing Retail)		4.625%	04/13/2030	404,000	482,825

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		3.700%	12/01/2029	$ 255,000	$ 270,017
Dollar General Corp. (Multiline Retail)		3.500%	04/03/2030	187,000	212,696
Dollar General Corp. (Multiline Retail)		4.125%	04/03/2050	181,000	216,141
General Motors Co. (Automobiles)		6.125%	10/01/2025	79,000	91,752
General Motors Co. (Automobiles)		4.200%	10/01/2027	94,000	100,693
General Motors Co. (Automobiles)		6.800%	10/01/2027	107,000	130,034
General Motors Co. (Automobiles)		5.000%	10/01/2028	269,000	302,522
General Motors Co. (Automobiles)		5.400%	04/01/2048	90,000	99,442
Hasbro, Inc. (Leisure Products)		3.000%	11/19/2024	145,000	153,609
Hasbro, Inc. (Leisure Products)		3.550%	11/19/2026	193,000	205,097
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	519,000	544,551
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		3.200%	08/08/2024	108,000	109,398
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		2.900%	06/25/2025	191,000	190,349
Lear Corp. (Auto Components)		3.800%	09/15/2027	37,000	39,030
Lear Corp. (Auto Components)		3.500%	05/30/2030	113,000	115,583
Lowe's Cos., Inc. (Specialty Retail)		4.000%	04/15/2025	308,000	349,068
Lowe's Cos., Inc. (Specialty Retail)		4.500%	04/15/2030	318,000	392,679
Lowe's Cos., Inc. (Specialty Retail)		5.000%	04/15/2040	162,000	212,219
Lowe's Cos., Inc. (Specialty Retail)		5.125%	04/15/2050	222,000	303,766
Marriott International, Inc. (Hotels, Restaurants & Leisure)		5.750%	05/01/2025	361,000	402,511
McDonald's Corp. (Hotels, Restaurants & Leisure)		3.500%	07/01/2027	272,000	309,565
McDonald's Corp. (Hotels, Restaurants & Leisure)		2.625%	09/01/2029	294,000	318,878
McDonald's Corp. (Hotels, Restaurants & Leisure)		3.625%	09/01/2049	90,000	100,530
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (Hotels, Restaurants & Leisure)	(b)	4.625%	06/15/2025	196,000	199,920
MGM Resorts International (Hotels, Restaurants & Leisure)		7.750%	03/15/2022	44,000	46,378
NIKE, Inc. (Textiles, Apparel & Luxury Goods)		2.400%	03/27/2025	98,000	105,363
NIKE, Inc. (Textiles, Apparel & Luxury Goods)		2.750%	03/27/2027	152,000	168,966
NIKE, Inc. (Textiles, Apparel & Luxury Goods)		3.250%	03/27/2040	114,000	129,508
NIKE, Inc. (Textiles, Apparel & Luxury Goods)		3.375%	03/27/2050	74,000	85,524
Nissan Motor Co. Ltd. (Automobiles)	(b)	4.345%	09/17/2027	430,000	431,697
Nordstrom, Inc. (Multiline Retail)		4.375%	04/01/2030	274,000	221,520
O'Reilly Automotive, Inc. (Specialty Retail)		3.600%	09/01/2027	6,000	6,822
O'Reilly Automotive, Inc. (Specialty Retail)		4.350%	06/01/2028	47,000	55,904
O'Reilly Automotive, Inc. (Specialty Retail)		3.900%	06/01/2029	232,000	271,093
Prosus N.V. DR (Internet & Direct Marketing Retail)	(b)	4.027%	08/03/2050	205,000	208,864
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		2.950%	06/15/2030	413,000	430,909
Ross Stores, Inc. (Specialty Retail)		4.700%	04/15/2027	280,000	330,240
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	10.875%	06/01/2023	136,000	152,139
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	11.500%	06/01/2025	240,000	278,940
Starbucks Corp. (Hotels, Restaurants & Leisure)		4.450%	08/15/2049	180,000	218,231
					10,193,609
Consumer Staples–2.6%
Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	(b)	2.950%	01/25/2030	77,000	82,978
Altria Group, Inc. (Tobacco)		4.800%	02/14/2029	106,000	125,708
Altria Group, Inc. (Tobacco)		3.400%	05/06/2030	280,000	304,728
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.900%	02/01/2046	268,000	332,210
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.150%	01/23/2025	512,000	578,055
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		3.500%	06/01/2030	570,000	648,074
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.350%	06/01/2040	190,000	221,693
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.500%	06/01/2050	192,000	230,152
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.750%	04/15/2058	162,000	197,028
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.600%	06/01/2060	136,000	164,466
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	180,000	206,397
B.A.T. Capital Corp. (Tobacco)		2.259%	03/25/2028	435,000	436,061
Campbell Soup Co. (Food Products)		3.950%	03/15/2025	113,000	126,037
Cargill, Inc. (Food Products)	(b)	1.375%	07/23/2023	77,000	78,757
Cargill, Inc. (Food Products)	(b)	2.125%	04/23/2030	113,000	118,286
Coca-Cola Co. / The (Beverages)		2.950%	03/25/2025	122,000	133,856
Coca-Cola Co. / The (Beverages)		3.375%	03/25/2027	263,000	301,517
Coca-Cola Co. / The (Beverages)		3.450%	03/25/2030	182,000	214,487
Coca-Cola Co. / The (Beverages)		4.200%	03/25/2050	197,000	263,227
Coca-Cola Femsa S.A.B de C.V. (Beverages)		2.750%	01/22/2030	154,000	165,744
Coca-Cola Femsa S.A.B de C.V. (Beverages)		1.850%	09/01/2032	171,000	171,376
Estee Lauder Cos., Inc. / The (Personal Products)		2.600%	04/15/2030	412,000	449,858
Fomento Economico Mexicano S.A.B de C.V. (Beverages)		3.500%	01/16/2050	182,000	193,149
General Mills, Inc. (Food Products)		4.200%	04/17/2028	281,000	331,571
General Mills, Inc. (Food Products)		2.875%	04/15/2030	86,000	94,300

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Staples (continued)
J.M. Smucker Co. / The (Food Products)		2.375%	03/15/2030	$ 165,000	$ 172,067
J.M. Smucker Co. / The (Food Products)		3.550%	03/15/2050	77,000	82,175
JBS U.S.A. LUX SA / JBS U.S.A. Finance, Inc. (Food Products)	(b)	6.750%	02/15/2028	76,000	82,644
Keurig Dr Pepper, Inc. (Beverages)		4.597%	05/25/2028	277,000	332,466
Keurig Dr Pepper, Inc. (Beverages)		3.200%	05/01/2030	57,000	63,634
Keurig Dr Pepper, Inc. (Beverages)		3.800%	05/01/2050	130,000	149,217
Kimberly-Clark de Mexico S.A.B de C.V. (Household Products)	(b)	2.431%	07/01/2031	274,000	278,869
Mars, Inc. (Food Products)	(b)	2.700%	04/01/2025	113,000	122,233
Mars, Inc. (Food Products)	(b)	3.200%	04/01/2030	28,000	32,012
Mars, Inc. (Food Products)	(b)	4.200%	04/01/2059	23,000	29,286
Mondelez International Holdings Netherlands B.V. (Food Products)	(b)	2.250%	09/19/2024	249,000	261,904
Mondelez International, Inc. (Food Products)		2.125%	04/13/2023	83,000	86,144
Mondelez International, Inc. (Food Products)		2.750%	04/13/2030	41,000	44,619
PepsiCo, Inc. (Beverages)		2.250%	03/19/2025	187,000	200,206
PepsiCo, Inc. (Beverages)		2.625%	03/19/2027	58,000	63,689
PepsiCo, Inc. (Beverages)		3.625%	03/19/2050	155,000	187,945
PepsiCo, Inc. (Beverages)		3.875%	03/19/2060	47,000	59,175
Procter & Gamble Co. / The DR (Household Products)		2.450%	03/25/2025	74,000	80,126
Procter & Gamble Co. / The DR (Household Products)		2.800%	03/25/2027	119,000	133,488
Procter & Gamble Co. / The (Household Products)		3.000%	03/25/2030	68,000	78,835
Procter & Gamble Co. / The (Household Products)		3.550%	03/25/2040	136,000	165,314
Procter & Gamble Co. / The (Household Products)		3.600%	03/25/2050	72,000	91,224
Sysco Corp. (Food & Staples Retailing)		2.500%	07/15/2021	73,000	74,021
Sysco Corp. (Food & Staples Retailing)		5.650%	04/01/2025	217,000	256,576
Sysco Corp. (Food & Staples Retailing)		2.400%	02/15/2030	72,000	72,578
Sysco Corp. (Food & Staples Retailing)		5.950%	04/01/2030	473,000	596,901
Sysco Corp. (Food & Staples Retailing)		6.600%	04/01/2040	270,000	363,663
Sysco Corp. (Food & Staples Retailing)		6.600%	04/01/2050	334,000	466,098
					10,796,824
Energy–1.1%
Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels)		3.400%	02/15/2031	153,000	149,857
Cheniere Corpus Christi Holdings LLC (Oil, Gas & Consumable Fuels)	(b)	3.700%	11/15/2029	557,000	578,585
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)		5.875%	01/15/2024	127,000	139,678
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)		5.500%	06/01/2027	98,000	106,881
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	25,000	26,462
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)		3.750%	05/15/2030	210,000	203,253
Hess Corp. (Oil, Gas & Consumable Fuels)		4.300%	04/01/2027	258,000	269,159
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(b)	5.125%	06/15/2028	381,000	380,127
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)		5.875%	04/01/2026	242,000	265,088
Husky Energy, Inc. (Oil, Gas & Consumable Fuels)		4.400%	04/15/2029	200,000	208,524
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		4.300%	03/01/2028	69,000	78,445
NGPL PipeCo LLC (Oil, Gas & Consumable Fuels)	(b)	4.375%	08/15/2022	189,000	196,178
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		5.850%	01/15/2026	306,000	351,855
Plains All American Pipeline LP (Oil, Gas & Consumable Fuels)		4.650%	10/15/2025	241,000	258,890
Shell International Finance BV (Oil, Gas & Consumable Fuels)		3.250%	04/06/2050	267,000	279,975
Tengizchevroil Finance Co. International Ltd. (Oil, Gas & Consumable Fuels)	(b)	3.250%	08/15/2030	205,000	206,847
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		4.100%	04/15/2030	413,000	475,994
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		4.500%	01/15/2030	442,000	436,475
					4,612,273
Financials–3.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		4.125%	07/03/2023	160,000	163,247
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		6.500%	07/15/2025	271,000	292,506
Alleghany Corp. (Insurance)		3.625%	05/15/2030	291,000	326,893
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	2.875%	01/20/2022	25,000	24,809
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	3.875%	05/01/2023	109,000	107,863
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	4.375%	01/30/2024	50,000	49,688
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	5.500%	12/15/2024	148,000	152,670
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	4.125%	08/01/2025	3,000	2,873
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	4.875%	10/01/2025	57,000	56,095
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	3.500%	11/01/2027	38,000	34,031
Banco de Credito del Peru (Rate is fixed until 07/01/2025, at which point, the rate becomes H15T5Y + 300) (Banks)	(b)(c)	3.125%	07/01/2030	244,000	244,764
Bank of America Corp. (Rate is fixed until 04/24/2027, at which point, the rate becomes QL + 151) (Banks)	(c)	3.705%	04/24/2028	501,000	565,690
Bank of America Corp. (Rate is fixed until 03/05/2028, at which point, the rate becomes QL + 107) (Banks)	(c)	3.970%	03/05/2029	177,000	202,965
Bank of America Corp. (Rate is fixed until 04/29/2030, at which point, the rate becomes SOFR + 215) (Banks)	(c)	2.592%	04/29/2031	678,000	715,959

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
BNP Paribas SA (Rate is fixed until 11/19/2024, at which point, the rate becomes QL + 111) (Banks)	(b)(c)	2.819%	11/19/2025	$ 306,000	$ 322,798
BNP Paribas SA (Rate is fixed until 01/13/2030, at which point, the rate becomes SOFR + 151) (Banks)	(b)(c)	3.052%	01/13/2031	333,000	357,679
Capital One Financial Corp. (Consumer Finance)		2.600%	05/11/2023	349,000	365,213
CBOE Global Markets, Inc. (Capital Markets)		3.650%	01/12/2027	165,000	187,530
Charles Schwab Corp. / The (Capital Markets)		4.625%	03/22/2030	299,000	376,871
Citigroup, Inc. (Rate is fixed until 01/10/2027, at which point, the rate becomes QL + 156) (Banks)	(c)	3.887%	01/10/2028	570,000	644,708
Citigroup, Inc. (Rate is fixed until 03/31/2030, at which point, the rate becomes SOFR + 391) (Banks)	(c)	4.412%	03/31/2031	380,000	455,750
Citizens Financial Group, Inc. (Banks)	(b)	2.638%	09/30/2032	114,000	113,581
First Republic Bank (Banks)		4.625%	02/13/2047	100,000	124,586
GE Capital Funding LLC (Diversified Financial Svs.)	(b)	4.400%	05/15/2030	200,000	214,980
General Motors Financial Co., Inc. (Consumer Finance)		5.200%	03/20/2023	154,000	167,055
General Motors Financial Co., Inc. (Consumer Finance)		4.350%	04/09/2025	177,000	191,978
General Motors Financial Co., Inc. (Consumer Finance)		4.300%	07/13/2025	54,000	58,756
General Motors Financial Co., Inc. (Consumer Finance)		4.350%	01/17/2027	99,000	107,524
General Motors Financial Co., Inc. (Consumer Finance)		2.700%	08/20/2027	195,000	194,112
Harley-Davidson Financial Services, Inc. (Consumer Finance)	(b)	3.350%	06/08/2025	406,000	424,629
HSBC Holdings PLC (Rate is fixed until 03/30/2025, at which point, the rate becomes USISDA05 + 437) (Banks)	(c)	6.375%	Perpetual	212,000	221,897
JPMorgan Chase & Co. (Rate is fixed until 04/22/2025, at which point, the rate becomes SOFR + 185) (Banks)	(c)	2.083%	04/22/2026	933,000	974,459
JPMorgan Chase & Co. (Rate is fixed until 01/29/2026, at which point, the rate becomes QL + 125) (Banks)	(c)	3.960%	01/29/2027	508,000	579,340
JPMorgan Chase & Co. (Rate is fixed until 02/01/2027, at which point, the rate becomes QL + 134) (Banks)	(c)	3.782%	02/01/2028	191,000	215,927
JPMorgan Chase & Co. (Rate is fixed until 12/05/2028, at which point, the rate becomes QL + 133) (Banks)	(c)	4.452%	12/05/2029	460,000	552,901
JPMorgan Chase & Co. (Rate is fixed until 10/15/2029, at which point, the rate becomes SOFR + 151) (Banks)	(c)	2.739%	10/15/2030	218,000	234,690
JPMorgan Chase & Co. (Rate is fixed until 03/24/2030, at which point, the rate becomes SOFR + 379) (Banks)	(c)	4.493%	03/24/2031	171,000	208,370
Morgan Stanley (Capital Markets)		4.350%	09/08/2026	251,000	290,119
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	396,000	447,367
Morgan Stanley (Rate is fixed until 01/23/2029, at which point, the rate becomes QL + 163) (Capital Markets)	(c)	4.431%	01/23/2030	408,000	488,021
MSCI, Inc. (Capital Markets)	(b)	4.000%	11/15/2029	25,000	26,250
Raymond James Financial, Inc. (Capital Markets)		4.650%	04/01/2030	114,000	138,597
Raymond James Financial, Inc. (Capital Markets)		4.950%	07/15/2046	185,000	238,772
UniCredit SpA (Rate is fixed until 09/22/2025, at which point, the rate becomes H15T1Y + 230) (Banks)	(b)(c)	2.569%	09/22/2026	435,000	429,643
USAA Capital Corp. (Diversified Financial Svs.)	(b)	2.125%	05/01/2030	150,000	157,930
Volkswagen Group of America Finance LLC (Consumer Finance)	(b)	2.900%	05/13/2022	287,000	296,675
Wells Fargo & Co. (Rate is fixed until 02/11/2025, at which point, the rate becomes QL + 75) (Banks)	(c)	2.164%	02/11/2026	651,000	675,760
Wells Fargo & Co. (Rate is fixed until 10/30/2029, at which point, the rate becomes QL + 117) (Banks)	(c)	2.879%	10/30/2030	298,000	317,850
Wells Fargo & Co. (Rate is fixed until 04/04/2030, at which point, the rate becomes QL + 377) (Banks)	(c)	4.478%	04/04/2031	545,000	660,560
					14,402,931
Health Care–1.5%
AbbVie, Inc. (Biotechnology)	(b)	3.450%	03/15/2022	292,000	302,507
AbbVie, Inc. (Biotechnology)	(b)	3.250%	10/01/2022	175,000	182,983
AbbVie, Inc. (Biotechnology)	(b)	2.800%	03/15/2023	14,000	14,634
AbbVie, Inc. (Biotechnology)	(b)	2.600%	11/21/2024	165,000	174,981
AbbVie, Inc. (Biotechnology)	(b)	3.800%	03/15/2025	210,000	233,023
Baxter International, Inc. (Health Care Equip. & Supplies)	(b)	3.750%	10/01/2025	273,000	309,633
Baxter International, Inc. (Health Care Equip. & Supplies)	(b)	3.950%	04/01/2030	238,000	284,941
Boston Scientific Corp. (Health Care Equip. & Supplies)		3.750%	03/01/2026	137,000	156,087
Boston Scientific Corp. (Health Care Equip. & Supplies)		4.000%	03/01/2029	71,000	82,549
Boston Scientific Corp. (Health Care Equip. & Supplies)		4.700%	03/01/2049	114,000	150,264
Bristol Myers Squibb Co. (Pharmaceuticals)		3.400%	07/26/2029	125,000	145,234
Centene Corp. (Health Care Providers & Svs.)		4.750%	05/15/2022	15,000	15,188
Centene Corp. (Health Care Providers & Svs.)	(b)	5.375%	06/01/2026	371,000	391,579
Centene Corp. (Health Care Providers & Svs.)		4.250%	12/15/2027	326,000	341,136
Centene Corp. (Health Care Providers & Svs.)		4.625%	12/15/2029	376,000	405,576
Centene Corp. (Health Care Providers & Svs.)		3.375%	02/15/2030	212,000	219,950
Cigna Corp. (Health Care Providers & Svs.)		3.400%	09/17/2021	47,000	48,368
Cigna Corp. (Health Care Providers & Svs.)		2.400%	03/15/2030	114,000	117,875
Cigna Corp. (Health Care Providers & Svs.)		3.200%	03/15/2040	52,000	55,024

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
Cigna Corp. (Health Care Providers & Svs.)		3.400%	03/15/2050	$ 78,000	$ 81,735
CVS Health Corp. (Health Care Providers & Svs.)		4.100%	03/25/2025	72,000	81,349
CVS Health Corp. (Health Care Providers & Svs.)		3.000%	08/15/2026	33,000	36,047
CVS Health Corp. (Health Care Providers & Svs.)		4.300%	03/25/2028	181,000	211,737
CVS Health Corp. (Health Care Providers & Svs.)		4.125%	04/01/2040	141,000	160,319
CVS Health Corp. (Health Care Providers & Svs.)		5.050%	03/25/2048	150,000	190,756
CVS Health Corp. (Health Care Providers & Svs.)		4.250%	04/01/2050	70,000	82,092
DH Europe Finance II SARL (Health Care Equip. & Supplies)		2.200%	11/15/2024	129,000	136,281
DH Europe Finance II SARL (Health Care Equip. & Supplies)		2.600%	11/15/2029	71,000	76,932
DH Europe Finance II SARL (Health Care Equip. & Supplies)		3.400%	11/15/2049	91,000	103,226
HCA, Inc. (Health Care Providers & Svs.)		5.375%	02/01/2025	133,000	145,635
HCA, Inc. (Health Care Providers & Svs.)		5.875%	02/15/2026	70,000	78,400
HCA, Inc. (Health Care Providers & Svs.)		5.375%	09/01/2026	54,000	59,670
HCA, Inc. (Health Care Providers & Svs.)		5.625%	09/01/2028	76,000	86,940
HCA, Inc. (Health Care Providers & Svs.)		5.875%	02/01/2029	109,000	126,985
HCA, Inc. (Health Care Providers & Svs.)		3.500%	09/01/2030	386,000	393,030
Pfizer, Inc. (Pharmaceuticals)		2.625%	04/01/2030	80,000	88,841
Royalty Pharma PLC (Pharmaceuticals)	(b)	1.750%	09/02/2027	49,000	48,957
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		4.497%	03/25/2030	372,000	458,669
					6,279,133
Industrials–2.2%
Air Lease Corp. (Trading Companies & Distributors)		3.875%	07/03/2023	22,000	22,915
Air Lease Corp. (Trading Companies & Distributors)		4.250%	02/01/2024	91,000	94,459
Aircastle Ltd. (Trading Companies & Distributors)		4.400%	09/25/2023	25,000	24,811
Aircastle Ltd. (Trading Companies & Distributors)	(b)	5.250%	08/11/2025	41,000	40,100
BAE Systems PLC (Aerospace & Defense)	(b)	3.400%	04/15/2030	200,000	223,800
Boeing Co. / The (Aerospace & Defense)		2.250%	06/15/2026	35,000	34,059
Boeing Co. / The (Aerospace & Defense)		3.250%	03/01/2028	44,000	43,663
Boeing Co. / The (Aerospace & Defense)		3.200%	03/01/2029	250,000	246,063
Boeing Co. / The (Aerospace & Defense)		3.600%	05/01/2034	290,000	278,941
Carrier Global Corp. (Electrical Equip.)	(b)	2.242%	02/15/2025	145,000	151,140
Carrier Global Corp. (Electrical Equip.)	(b)	2.493%	02/15/2027	116,000	121,229
Delta Air Lines, Inc. / SkyMiles IP Ltd. (Airlines)	(b)	4.500%	10/20/2025	134,058	137,577
Delta Air Lines, Inc. / SkyMiles IP Ltd. (Airlines)	(b)	4.750%	10/20/2028	156,000	161,850
Embraer Netherlands Finance B.V. (Aerospace & Defense)	(b)	6.950%	01/17/2028	212,000	214,633
Empresa de Transporte de Pasajeros Metro SA (Road & Rail)	(b)	3.650%	05/07/2030	200,000	221,500
Equifax, Inc. (Professional Svs.)		2.600%	12/01/2024	423,000	451,453
Equifax, Inc. (Professional Svs.)		2.600%	12/15/2025	147,000	157,348
Equifax, Inc. (Professional Svs.)		3.100%	05/15/2030	240,000	261,295
Experian Finance PLC (Professional Svs.)	(b)	2.750%	03/08/2030	637,000	689,931
General Dynamics Corp. (Aerospace & Defense)		3.250%	04/01/2025	205,000	226,921
General Dynamics Corp. (Aerospace & Defense)		3.500%	04/01/2027	296,000	340,132
General Dynamics Corp. (Aerospace & Defense)		3.625%	04/01/2030	241,000	286,788
General Dynamics Corp. (Aerospace & Defense)		4.250%	04/01/2040	167,000	209,738
General Dynamics Corp. (Aerospace & Defense)		4.250%	04/01/2050	58,000	75,575
General Electric Co. (Industrial Conglomerates)		3.450%	05/01/2027	105,000	110,988
General Electric Co. (Industrial Conglomerates)		6.750%	03/15/2032	129,000	162,161
General Electric Co. (Industrial Conglomerates)		4.250%	05/01/2040	79,000	80,368
General Electric Co. (Industrial Conglomerates)		4.350%	05/01/2050	138,000	140,410
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	(b)	3.844%	05/01/2025	205,000	225,209
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	(b)	5.000%	11/15/2025	349,000	358,716
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	(b)	4.200%	05/01/2030	366,000	419,692
IHS Markit Ltd. (Professional Svs.)	(b)	5.000%	11/01/2022	26,000	27,902
IHS Markit Ltd. (Professional Svs.)	(b)	4.750%	02/15/2025	215,000	243,586
Northrop Grumman Corp. (Aerospace & Defense)		4.400%	05/01/2030	205,000	252,019
Northrop Grumman Corp. (Aerospace & Defense)		5.150%	05/01/2040	90,000	120,775
Northrop Grumman Corp. (Aerospace & Defense)		5.250%	05/01/2050	115,000	164,595
Otis Worldwide Corp. (Machinery)		2.056%	04/05/2025	170,000	178,561
United Parcel Service, Inc. (Air Freight & Logistics)		3.900%	04/01/2025	173,000	197,006
United Parcel Service, Inc. (Air Freight & Logistics)		4.450%	04/01/2030	151,000	189,139
United Parcel Service, Inc. (Air Freight & Logistics)		5.200%	04/01/2040	99,000	135,555
United Parcel Service, Inc. (Air Freight & Logistics)		5.300%	04/01/2050	214,000	314,914
Verisk Analytics, Inc. (Professional Svs.)		5.500%	06/15/2045	101,000	139,952
Westinghouse Air Brake Technologies Corp. (Machinery)		4.400%	03/15/2024	189,000	205,227
Westinghouse Air Brake Technologies Corp. (Machinery)		3.200%	06/15/2025	45,000	47,411
Westinghouse Air Brake Technologies Corp. (Machinery)		3.450%	11/15/2026	66,000	70,058
Westinghouse Air Brake Technologies Corp. (Machinery)		4.950%	09/15/2028	606,000	707,389
					9,207,554

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology–2.1%
Analog Devices, Inc. (Semiconductors & Equip.)		2.950%	04/01/2025	$ 157,000	$ 170,722
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.400%	08/20/2050	288,000	288,323
Broadcom Corp / Broadcom Cayman Finance Ltd. (Semiconductors & Equip.)		3.875%	01/15/2027	143,000	158,567
Broadcom Corp / Broadcom Cayman Finance Ltd. (Semiconductors & Equip.)		3.500%	01/15/2028	33,000	35,736
Broadcom, Inc. (Semiconductors & Equip.)		4.700%	04/15/2025	56,000	63,621
Broadcom, Inc. (Semiconductors & Equip.)		4.150%	11/15/2030	539,000	605,128
Broadridge Financial Solutions, Inc. (IT Svs.)		2.900%	12/01/2029	495,000	535,900
Dell International LLC / EMC Corp. (Computers & Peripherals)	(b)	5.875%	06/15/2021	341,000	341,651
Global Payments, Inc. (IT Svs.)		4.800%	04/01/2026	185,000	215,947
Global Payments, Inc. (IT Svs.)		3.200%	08/15/2029	75,000	81,811
Infor, Inc. (Software)	(b)	1.750%	07/15/2025	106,000	109,224
International Business Machines Corp. (IT Svs.)		2.950%	05/15/2050	138,000	143,080
Lam Research Corp. (Semiconductors & Equip.)		4.000%	03/15/2029	51,000	61,073
Marvell Technology Group Ltd. (Semiconductors & Equip.)		4.200%	06/22/2023	108,000	116,595
Marvell Technology Group Ltd. (Semiconductors & Equip.)		4.875%	06/22/2028	450,000	542,778
Mastercard, Inc. (IT Svs.)		3.300%	03/26/2027	256,000	292,651
Mastercard, Inc. (IT Svs.)		3.350%	03/26/2030	324,000	378,885
Mastercard, Inc. (IT Svs.)		3.850%	03/26/2050	182,000	228,965
Micron Technology, Inc. (Semiconductors & Equip.)		2.497%	04/24/2023	366,000	380,049
Oracle Corp. (Software)		2.500%	04/01/2025	216,000	231,454
Oracle Corp. (Software)		2.800%	04/01/2027	530,000	581,475
PayPal Holdings, Inc. (IT Svs.)		2.400%	10/01/2024	139,000	147,251
PayPal Holdings, Inc. (IT Svs.)		2.650%	10/01/2026	357,000	389,452
PayPal Holdings, Inc. (IT Svs.)		2.850%	10/01/2029	240,000	263,865
Trimble, Inc. (Electronic Equip., Instr. & Comp.)		4.750%	12/01/2024	270,000	299,040
Trimble, Inc. (Electronic Equip., Instr. & Comp.)		4.900%	06/15/2028	544,000	641,613
Visa, Inc. DR (IT Svs.)		1.900%	04/15/2027	452,000	479,562
Visa, Inc. (IT Svs.)		2.050%	04/15/2030	220,000	235,122
Visa, Inc. (IT Svs.)		2.700%	04/15/2040	95,000	102,563
VMware, Inc. DR (Software)		4.500%	05/15/2025	261,000	295,174
VMware, Inc. (Software)		4.650%	05/15/2027	293,000	341,392
					8,758,669
Materials–0.5%
Avery Dennison Corp. (Containers & Packaging)		2.650%	04/30/2030	299,000	318,955
Cemex S.A.B de C.V. (Construction Materials)	(b)	7.375%	06/05/2027	200,000	216,102
Ecolab, Inc. (Chemicals)		4.800%	03/24/2030	135,000	171,582
Fresnillo PLC (Metals & Mining)	(b)	4.250%	10/02/2050	432,000	426,721
Georgia-Pacific LLC (Paper & Forest Products)	(b)	3.163%	11/15/2021	99,000	101,600
Indonesia Asahan Aluminium Persero PT (Metals & Mining)	(b)	4.750%	05/15/2025	240,000	264,000
Industrias Penoles S.A.B de C.V. (Metals & Mining)	(b)	4.750%	08/06/2050	280,000	289,337
Nutrition & Biosciences, Inc. (Chemicals)	(b)	1.832%	10/15/2027	76,000	76,324
Reliance Steel & Aluminum Co. (Metals & Mining)		4.500%	04/15/2023	116,000	125,549
Suzano Austria GmbH (Paper & Forest Products)		3.750%	01/15/2031	56,000	56,137
					2,046,307
Real Estate–0.5%
Alexandria Real Estate Equities, Inc. (Equity REIT)		4.900%	12/15/2030	275,000	345,929
Camden Property Trust (Equity REIT)		2.800%	05/15/2030	342,000	371,701
Crown Castle International Corp. (Equity REIT)		3.650%	09/01/2027	133,000	148,751
Crown Castle International Corp. (Equity REIT)		4.300%	02/15/2029	154,000	179,507
Crown Castle International Corp. (Equity REIT)		3.100%	11/15/2029	279,000	301,867
Crown Castle International Corp. (Equity REIT)		3.300%	07/01/2030	67,000	73,158
Crown Castle International Corp. (Equity REIT)		4.150%	07/01/2050	69,000	78,690
Equinix, Inc. (Equity REIT)		2.625%	11/18/2024	123,000	130,757
Equinix, Inc. (Equity REIT)		2.900%	11/18/2026	104,000	112,138
Equinix, Inc. (Equity REIT)		3.200%	11/18/2029	233,000	256,695
					1,999,193
Utilities–1.3%
AEP Transmission Co. LLC (Electric Utilities)		3.650%	04/01/2050	162,000	191,051
AES Panama Generation Holdings SRL (Electric Utilities)	(b)	4.375%	05/31/2030	285,000	293,122
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	669,000	764,289
American Water Capital Corp. (Water Utilities)		2.800%	05/01/2030	211,000	230,960
American Water Capital Corp. (Water Utilities)		3.450%	05/01/2050	252,000	281,868
Berkshire Hathaway Energy Co. (Multi-Utilities)	(b)	3.700%	07/15/2030	265,000	311,157
Berkshire Hathaway Energy Co. (Multi-Utilities)	(b)	4.250%	10/15/2050	278,000	345,816
Dominion Energy, Inc. (Multi-Utilities)		3.375%	04/01/2030	340,000	382,991
Kentucky Utilities Co. (Electric Utilities)		3.300%	06/01/2050	157,000	171,087
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		2.750%	05/01/2025	149,000	160,946

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities (continued)
NRG Energy, Inc. (Electric Utilities)	(b)	3.750%	06/15/2024	$ 308,000	$ 328,644
NRG Energy, Inc. (Electric Utilities)		7.250%	05/15/2026	273,000	290,546
NRG Energy, Inc. (Electric Utilities)		6.625%	01/15/2027	274,000	289,755
Oncor Electric Delivery Co. LLC (Electric Utilities)		3.700%	11/15/2028	194,000	228,175
Oncor Electric Delivery Co. LLC (Electric Utilities)		3.800%	06/01/2049	257,000	312,001
PPL WEM Ltd. / Western Power Distribution PLC (Ind. Power & Renewable Elec.)	(b)	5.375%	05/01/2021	203,000	205,931
Southern Co. / The (Electric Utilities)		3.700%	04/30/2030	508,000	579,537
					5,367,876
Total Corporate Bonds (Cost $74,899,568)					$82,223,262

Purchased Options–8.0%	Notional Amount	Expiration	Exercise Price	Contracts (d)	Value
S&P 500 Index Call Option	$10,089,000	December 2022	$2,800	30	$ 2,175,600
S&P 500 Index Call Option	8,407,500	December 2022	$2,900	25	1,644,250
S&P 500 Index Call Option	10,089,000	December 2022	$2,950	30	1,874,700
S&P 500 Index Call Option	17,487,600	December 2022	$3,000	52	3,082,040
S&P 500 Index Call Option	8,743,800	December 2022	$3,050	26	1,459,120
S&P 500 Index Call Option	11,770,500	December 2022	$3,100	35	1,856,050
S&P 500 Index Call Option	8,407,500	December 2022	$3,200	25	1,177,250
S&P 500 Index Call Option	7,398,600	December 2022	$3,250	22	973,280
S&P 500 Index Call Option	13,452,000	December 2022	$3,300	40	1,658,000
S&P 500 Index Call Option	1,681,500	December 2022	$3,350	5	198,110
S&P 500 Index Call Option	2,354,100	December 2022	$3,400	7	264,600
S&P 500 Index Call Option	6,726,000	December 2022	$3,450	20	673,000
S&P 500 Index Call Option	10,089,000	December 2022	$3,500	30	1,011,990
S&P 500 Index Put Option	10,089,000	December 2022	$2,800	30	800,400
S&P 500 Index Put Option	8,407,500	December 2022	$2,900	25	745,000
S&P 500 Index Put Option	10,089,000	December 2022	$2,950	30	943,800
S&P 500 Index Put Option	17,487,600	December 2022	$3,000	52	1,725,880
S&P 500 Index Put Option	8,743,800	December 2022	$3,050	26	909,220
S&P 500 Index Put Option	11,770,500	December 2022	$3,100	35	1,289,050
S&P 500 Index Put Option	8,407,500	December 2022	$3,200	25	1,019,250
S&P 500 Index Put Option	7,398,600	December 2022	$3,250	22	958,100
S&P 500 Index Put Option	13,452,000	December 2022	$3,300	40	1,781,800
S&P 500 Index Put Option	5,044,500	December 2022	$3,350	15	714,420
S&P 500 Index Put Option	9,080,100	December 2022	$3,400	27	1,325,700
S&P 500 Index Put Option	6,726,000	December 2022	$3,450	20	1,040,800
S&P 500 Index Put Option	10,089,000	December 2022	$3,500	30	1,636,800
Total Purchased Options (Cost $30,984,288)					$32,938,210

U.S. Treasury Obligations–7.2%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		0.375%	03/31/2022	$ 6,284,600	$ 6,305,712
U.S. Treasury Note		1.500%	09/15/2022	626,000	642,653
U.S. Treasury Note	(e)	2.250%	11/15/2024	1,865,000	2,019,445
U.S. Treasury Note	(e)	0.500%	03/31/2025	8,916,500	9,017,507
U.S. Treasury Note		2.750%	08/15/2042	2,224,300	2,850,058
U.S. Treasury Note		2.250%	08/15/2049	3,171,800	3,771,840
U.S. Treasury Note		2.375%	11/15/2049	338,600	413,396
U.S. Treasury Note		2.000%	02/15/2050	1,700,100	1,922,973
U.S. Treasury Note		1.250%	05/15/2050	3,149,200	2,984,359
Total U.S. Treasury Obligations (Cost $28,879,918)					$29,927,943

Asset-Backed / Mortgage-Backed Securities–3.8%		Rate	Maturity	Face Amount	Value
Consumer Discretionary–0.0%
Great Wolf Trust 2019-WOLF A	(b)	ML + 103	12/15/2036	$ 64,000	$ 61,714
Great Wolf Trust 2019-WOLF C	(b)	ML + 163	12/15/2036	79,000	72,681
					134,395
Financials–3.8%
Apidos CLO XXXIII 2020-33A B	(b)	QL + 220	07/24/2031	300,000	300,144
Ballyrock CLO 2020-1A B	(b)	QL + 290	07/20/2030	300,000	300,455
Citigroup Commercial Mortgage Trust 2017-P8 AS		3.789%	09/15/2050	127,167	143,390
COMM 2015-CR25 B		4.689%	08/10/2048	134,711	142,583
COMM 2015-LC23 C		4.791%	10/10/2048	100,000	99,863
Connecticut Avenue Securities Trust 2019-R02 1M2	(b)	ML + 230	08/25/2031	69,932	69,538

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Connecticut Avenue Securities Trust 2019-R03 1M2	(b)	ML + 215	09/25/2031	$ 189,942	$ 189,189
Connecticut Avenue Securities Trust 2019-R04 2M2	(b)	ML + 210	06/25/2039	53,769	53,420
Connecticut Avenue Securities Trust 2019-R05 1M2	(b)	ML + 200	07/25/2039	248,084	245,903
Connecticut Avenue Securities Trust 2019-R07 1M2	(b)	ML + 210	10/25/2039	278,479	276,950
Connecticut Avenue Securities Trust 2020-R02 2M2	(b)	ML + 200	01/25/2040	360,000	350,689
Connecticut Avenue Securities Trust 2020-SBT1 1M2	(b)	ML + 365	02/25/2040	255,000	237,118
Connecticut Avenue Securities Trust 2020-SBT1 2M2	(b)	ML + 365	02/25/2040	270,000	256,622
DBUBS 2011-LC1A C	(b)	5.790%	11/10/2046	270,347	270,834
Fannie Mae Connecticut Avenue Securities 2014-C04 1M2		ML + 490	11/25/2024	388,654	402,988
Fannie Mae Connecticut Avenue Securities 2015-C02 1M2		ML + 400	05/25/2025	47,767	48,321
Fannie Mae Connecticut Avenue Securities 2015-C03 1M2		ML + 500	07/25/2025	267,576	273,594
Fannie Mae Connecticut Avenue Securities 2015-C03 2M2		ML + 500	07/25/2025	61,260	62,709
Fannie Mae Connecticut Avenue Securities 2015-C04 1M2		ML + 570	04/25/2028	77,520	80,245
Fannie Mae Connecticut Avenue Securities 2016-C01 1M2		ML + 675	08/25/2028	121,768	126,361
Fannie Mae Connecticut Avenue Securities 2016-C03 2M2		ML + 590	10/25/2028	130,103	137,443
Fannie Mae Connecticut Avenue Securities 2016-C04 1M2		ML + 425	01/25/2029	250,878	259,913
Fannie Mae Connecticut Avenue Securities 2016-C07 2M2		ML + 435	05/25/2029	106,913	110,466
Fannie Mae Connecticut Avenue Securities 2017-C01 1M2		ML + 355	07/25/2029	283,678	291,822
Fannie Mae Connecticut Avenue Securities 2017-C07 1B1		ML + 400	05/25/2030	300,000	279,717
Fannie Mae Connecticut Avenue Securities 2018-C05 1M2		ML + 235	01/25/2031	83,113	81,522
Fannie Mae Connecticut Avenue Securities 2018-C06 1M2		ML + 200	03/25/2031	214,286	210,489
Freddie Mac REMICS FHR 4981 HS		ML + 610	06/25/2050	1,733,168	314,575
Freddie Mac Stacr Remic Trust 2020-DNA1 M2	(b)	ML + 170	01/25/2050	237,000	231,842
Freddie Mac STACR Trust 2019-DNA4 M2	(b)	ML + 195	10/25/2049	102,546	101,423
Freddie Mac STACR Trust 2019-HQA2 M2	(b)	ML + 205	04/25/2049	70,527	69,400
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3		ML + 380	03/25/2029	298,379	308,839
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA2 M3		ML + 515	11/25/2028	216,899	223,434
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA4 M3		ML + 390	04/25/2029	269,260	279,476
Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2		ML + 345	10/25/2029	300,000	308,685
Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2		ML + 250	03/25/2030	270,000	272,387
Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2		ML + 355	08/25/2029	257,763	265,247
Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2		ML + 180	07/25/2030	100,675	98,915
GS Mortgage Securities Trust 2012-GC6 B	(b)	5.839%	01/10/2045	300,000	306,881
GS Mortgage Securities Trust 2012-GCJ9 AS		3.124%	11/10/2045	287,514	297,349
GS Mortgage Securities Trust 2016-GS3 A4		2.850%	10/10/2049	270,000	293,383
GS Mortgage Securities Trust 2017-GS7 A4		3.430%	08/10/2050	270,000	305,248
GS Mortgage Securities Trust 2018-GS9 A4		3.992%	03/10/2051	153,543	179,021
GS Mortgage Securities Trust 2019-GC38 A4		3.968%	02/10/2052	250,000	292,687
JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2 A3	(b)	4.070%	11/15/2043	110,879	110,783
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9 A5		2.840%	12/15/2047	214,692	221,338
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 B		3.674%	12/15/2047	300,000	305,810
JPMBB Commercial Mortgage Securities Trust 2013-C15 AS		4.420%	11/15/2045	250,000	270,451
JPMBB Commercial Mortgage Securities Trust 2014-C21 C		4.813%	08/15/2047	295,000	283,998
JPMBB Commercial Mortgage Securities Trust 2015-C27 AS		3.634%	02/15/2048	130,694	140,855
JPMBB Commercial Mortgage Securities Trust 2015-C31 B		4.773%	08/15/2048	300,000	329,854
Magnetite XXVI Ltd. 2020-26A A	(b)	QL + 175	07/15/2030	401,052	401,688
Morgan Stanley Capital I Trust 2018-H3 AS		4.429%	07/15/2051	270,000	319,125
Morgan Stanley Capital I Trust 2018-H4 A4		4.310%	12/15/2051	250,000	298,242
OCP CLO 2020-18A A	(b)	QL + 180	04/20/2030	250,000	250,758
Radnor RE 2020-2 M1C	(b)	ML + 460	10/25/2030	150,000	150,281
SG Commercial Mortgage Securities Trust 2016-C5 A4		3.055%	10/10/2048	250,000	269,230
UBS Commercial Mortgage Trust 2018-C10 A3		4.048%	05/15/2051	270,000	312,626
Wells Fargo Commercial Mortgage Trust 2015-C28 A4		3.540%	05/15/2048	250,000	275,530
Wells Fargo Commercial Mortgage Trust 2015-C30 A3		3.411%	09/15/2058	232,889	256,946
Wells Fargo Commercial Mortgage Trust 2015-NXS3 A4		3.617%	09/15/2057	270,000	300,481
Wells Fargo Commercial Mortgage Trust 2016-C35 A3		2.674%	07/15/2048	300,000	319,165
Wells Fargo Commercial Mortgage Trust 2016-C35 B		3.438%	07/15/2048	270,000	274,658
Wells Fargo Commercial Mortgage Trust 2017-C39 A5		3.418%	09/15/2050	270,000	305,071
Wells Fargo Commercial Mortgage Trust 2017-C41 A3		3.210%	11/15/2050	270,000	294,589
Wells Fargo Commercial Mortgage Trust 2018-C44 A4		3.948%	05/15/2051	270,000	312,099
WFRBS Commercial Mortgage Trust 2014-C24 AS		3.931%	11/15/2047	270,000	277,177
					15,731,835
Total Asset-Backed / Mortgage-Backed Securities (Cost $15,508,587)					$15,866,230

U.S. Government Agency Mortgage-Backed Securities–2.8%	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN AL5310	3.500%	04/01/2044	$ 3,435	$ 3,822

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN AL5887	4.500%	10/01/2044	$ 22,124	$ 25,339
Fannie Mae Pool FN AL6542	4.500%	03/01/2045	33,724	38,627
Fannie Mae Pool FN AL6620	4.500%	08/01/2042	218,981	250,089
Fannie Mae Pool FN AL6997	4.500%	11/01/2042	15,977	17,990
Fannie Mae Pool FN AL8855	3.500%	07/01/2046	14,730	16,083
Fannie Mae Pool FN AS7168	3.500%	05/01/2046	33,920	36,584
Fannie Mae Pool FN AS7587	3.500%	07/01/2046	160,166	176,633
Fannie Mae Pool FN AS7822	3.500%	08/01/2046	422,284	455,628
Fannie Mae Pool FN AZ9203	3.000%	10/01/2045	50,515	53,033
Fannie Mae Pool FN BA2885	3.000%	10/01/2045	62,871	65,830
Fannie Mae Pool FN BA4752	3.000%	01/01/2046	9,533	9,985
Fannie Mae Pool FN BC1520	3.500%	08/01/2046	275,263	298,150
Fannie Mae Pool FN BC2468	3.000%	03/01/2046	226,298	237,692
Fannie Mae Pool FN BC2488	3.000%	03/01/2046	298,986	313,549
Fannie Mae Pool FN BC9077	3.500%	12/01/2046	19,242	20,841
Fannie Mae Pool FN BH1902	3.500%	12/01/2047	16,653	18,721
Fannie Mae Pool FN BH3892	3.500%	08/01/2047	51,453	54,479
Fannie Mae Pool FN BH6940	3.500%	08/01/2047	36,739	39,552
Fannie Mae Pool FN BJ1692	3.500%	12/01/2047	90,109	97,748
Fannie Mae Pool FN BJ1695	3.500%	12/01/2047	15,595	16,737
Fannie Mae Pool FN BJ4558	3.500%	01/01/2048	62,638	67,935
Fannie Mae Pool FN BJ4559	3.500%	01/01/2048	24,976	26,975
Fannie Mae Pool FN BJ4566	4.000%	01/01/2048	206,825	226,322
Fannie Mae Pool FN BJ4567	4.000%	01/01/2048	352,397	384,009
Fannie Mae Pool FN BJ5170	3.500%	03/01/2048	13,359	14,859
Fannie Mae Pool FN BK1964	4.000%	03/01/2048	84,444	92,843
Fannie Mae Pool FN BK1975	3.500%	03/01/2048	39,573	42,920
Fannie Mae Pool FN BK3211	4.500%	03/01/2048	89,043	96,517
Fannie Mae Pool FN BK4157	4.000%	05/01/2048	150,040	159,874
Fannie Mae Pool FN BM3282	3.500%	12/01/2047	8,701	9,782
Fannie Mae Pool FN BM3511	4.500%	02/01/2046	140,033	157,378
Fannie Mae Pool FN BM3912	3.000%	03/01/2047	201,529	216,025
Fannie Mae Pool FN BM4427	3.500%	04/01/2048	139,856	151,135
Fannie Mae Pool FN BM4735	3.500%	04/01/2048	144,274	160,400
Fannie Mae Pool FN BM4896	3.000%	02/01/2047	1,462,846	1,557,781
Fannie Mae Pool FN BM5138	3.500%	11/01/2048	243,290	270,485
Fannie Mae Pool FN BM5334	3.500%	01/01/2049	83,935	90,542
Fannie Mae Pool FN BN0012	4.500%	08/01/2048	67,732	73,257
Fannie Mae Pool FN BO3223	3.000%	10/01/2034	60,397	64,134
Fannie Mae Pool FN BO4725	2.500%	11/01/2034	86,011	91,825
Fannie Mae Pool FN BO5957	3.000%	12/01/2034	10,487	11,293
Fannie Mae Pool FN BO7717	3.000%	11/01/2034	10,738	11,586
Fannie Mae Pool FN CA0108	3.500%	08/01/2047	30,752	34,570
Fannie Mae Pool FN FM0029	3.000%	09/01/2046	349,580	372,318
Fannie Mae Pool FN FM1036	3.000%	05/01/2043	215,238	228,491
Fannie Mae Pool FN MA3211	4.000%	12/01/2047	129,575	138,831
Fannie Mae Pool FN MA3239	4.000%	01/01/2048	20,458	21,930
Freddie Mac Gold Pool FG G60658	3.500%	07/01/2046	310,452	345,506
Freddie Mac Gold Pool FG G61360	3.500%	03/01/2048	70,390	76,767
Freddie Mac Gold Pool FG G61737	3.500%	11/01/2048	327,508	355,606
Freddie Mac Gold Pool FG Q54793	4.500%	03/01/2048	83,295	90,199
Freddie Mac Gold Pool FG Q55394	3.500%	04/01/2048	24,682	26,914
Freddie Mac Pool FR QN0783	3.000%	10/01/2034	46,398	49,280
Freddie Mac Pool FR QN0786	3.000%	10/01/2034	109,871	117,881
Freddie Mac Pool FR QN0951	2.500%	11/01/2034	70,241	75,012
Freddie Mac Pool FR SB0040	2.500%	12/01/2033	433,278	453,442
Freddie Mac Pool FR SB0116	2.500%	11/01/2034	102,166	109,099
Freddie Mac Pool FR ZA4718	3.000%	10/01/2046	255,600	272,585
Freddie Mac Pool FR ZK8962	3.000%	09/01/2032	100,852	108,099
Freddie Mac Pool FR ZK9009	3.000%	10/01/2032	38,805	40,732
Freddie Mac Pool FR ZK9163	3.000%	01/01/2033	51,804	55,522
Freddie Mac Pool FR ZM1434	3.500%	07/01/2046	53,386	57,860
Freddie Mac Pool FR ZM4821	3.500%	11/01/2047	46,598	51,463
Freddie Mac Pool FR ZM4939	3.500%	11/01/2047	75,428	81,679
Freddie Mac Pool FR ZM5102	3.500%	12/01/2047	106,432	116,357
Freddie Mac Pool FR ZM5228	3.500%	12/01/2047	59,065	64,072
Freddie Mac Pool FR ZM5705	3.500%	02/01/2048	25,641	27,809
Freddie Mac Pool FR ZM5707	3.500%	02/01/2048	20,340	21,753
Freddie Mac Pool FR ZM5945	4.000%	03/01/2048	61,612	67,740
Freddie Mac Pool FR ZM6220	4.000%	04/01/2048	60,662	64,708

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Freddie Mac Pool FR ZM6276	4.000%	04/01/2048	$ 95,944	$ 104,409
Freddie Mac Pool FR ZM6427	4.000%	05/01/2048	233,329	249,139
Freddie Mac Pool FR ZN2165	4.500%	12/01/2048	92,243	104,028
Freddie Mac Pool FR ZS4598	3.000%	01/01/2045	41,372	43,622
Freddie Mac Pool FR ZS7403	3.000%	05/01/2031	288,658	309,210
Freddie Mac Pool FR ZS9830	3.500%	10/01/2046	374,254	405,445
Freddie Mac Pool FR ZT0272	3.500%	02/01/2047	218,179	236,719
Freddie Mac Pool FR ZT0337	3.500%	12/01/2044	36,679	39,757
Freddie Mac Pool FR ZT0537	3.500%	03/01/2048	269,096	294,125
Freddie Mac Pool FR ZT1633	4.000%	03/01/2047	18,964	20,719
Total U.S. Government Agency Mortgage-Backed Securities (Cost $10,936,946)				$11,558,387

Exchange Traded Funds–1.6%	Shares	Value
SPDR S&P 500 ETF Trust	20,176	$ 6,756,741
Total Exchange Traded Funds (Cost $6,675,743)		$6,756,741

Preferred Securities–0.7%		Rate	Quantity	Value
Financials–0.6%
Bank of America Corp. (Rate is fixed until 09/05/2024, at which point, the rate becomes QL + 371) (Banks)	(c)	6.250%	286,000	$ 306,377
Bank of America Corp. (Rate is fixed until 03/17/2025, at which point, the rate becomes QL + 390) (Banks)	(c)	6.100%	124,000	134,988
Bank of New York Mellon Corp. / The (Rate is fixed until 09/20/2025, at which point, the rate becomes H15T5Y + 436) (Capital Markets)	(c)	4.700%	61,000	64,721
Citigroup, Inc. (Rate is fixed until 01/30/2023, at which point, the rate becomes QL + 407) (Banks)	(c)	5.950%	217,000	222,642
Citigroup, Inc. (Rate is fixed until 05/15/2025, at which point, the rate becomes QL + 391) (Banks)	(c)	5.950%	142,000	148,745
Citigroup, Inc. (Rate is fixed until 02/15/2023, at which point, the rate becomes QL + 423) (Banks)	(c)	5.900%	27,000	27,647
Discover Financial Services (Rate is fixed until 09/23/2025, at which point, the rate becomes H15T5Y + 578) (Consumer Finance)	(c)	6.125%	404,000	427,351
Fifth Third Bancorp (Rate is fixed until 09/30/2025, at which point, the rate becomes H15T5Y + 422) (Banks)	(c)	4.500%	76,000	76,475
Goldman Sachs Group, Inc. / The (Capital Markets)		QL + 392	470,000	461,916
Truist Financial Corp. (Rate is fixed until 09/01/2030, at which point, the rate becomes H15T10Y + 435) (Banks)	(c)	5.100%	256,000	276,723
Wells Fargo & Co. (Rate is fixed until 06/15/2025, at which point, the rate becomes QL + 399) (Banks)	(c)	5.875%	292,000	314,601
				2,462,186
Industrials–0.1%
General Electric Co. (Rate is fixed until 01/21/2021, at which point, the rate becomes QL + 333) (Industrial Conglomerates)	(c)	5.000%	336,000	267,713
Total Preferred Securities (Cost $2,735,438)				$2,729,899

Sovereign Issues–0.5%		Rate	Maturity	Face Amount	Value
Abu Dhabi Government International Bond	(b)	1.700%	03/02/2031	$ 213,000	$ 210,703
Brazilian Government International Bond		2.875%	06/06/2025	202,000	203,515
Colombia Government International Bond		3.125%	04/15/2031	540,000	553,500
Corp. Financiera de Desarrollo SA	(b)	2.400%	09/28/2027	435,000	438,697
Dominican Republic International Bond	(b)	4.875%	09/23/2032	250,000	248,625
Oleoducto Central SA	(b)	4.000%	07/14/2027	410,000	425,785
Uruguay Government International Bond		4.375%	01/23/2031	58,061	69,020
Total Sovereign Issues (Cost $2,115,848)					$2,149,845

Money Market Funds–6.6%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.114%	(f)	19,150,069	$ 19,153,899
State Street Institutional U.S. Government Money Market Fund, 0.027%	(f)	7,997,501	7,997,501
Total Money Market Funds (Cost $27,153,209)			$27,151,400
Total Investments – 100.1% (Cost $355,630,252)	(g)		$414,846,015
Liabilities in Excess of Other Assets – (0.1)%			(396,318)
Net Assets – 100.0%			$414,449,697

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CLO:	Collaterized Loan Obligation
DR:	Depositary Receipt
H15T10Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 10 Year, 0.690% at 09/30/2020
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 0.120% at 09/30/2020
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 0.280% at 09/30/2020
ML:	Monthly U.S. LIBOR Rate, 0.148% at 09/30/2020
QL:	Quarterly U.S. LIBOR Rate, 0.234% at 09/30/2020
SOFR:	Secured Overnight Financing Rate, 0.080% at 09/30/2020
USISDA05:	USD ICE Swap Rate 11:00am NY 5 Year, 0.344% at 09/30/2020

Footnotes:
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2020, the value of these securities totaled $23,954,967, or 5.8% of the Portfolio’s net assets.
(c)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2020.
(d)	100 shares per contract.
(e)	Security is fully or partially pledged as collateral for the futures contracts outstanding at September 30, 2020. See also the following Schedule of Open Futures Contracts.
(f)	Rate represents the seven-day yield at September 30, 2020.
(g)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2020 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	225	December 18, 2020	$38,031,690	$37,710,000	$(321,690)	$205,875
CBT 10-Year U.S. Ultra Bond - Short	(41)	December 21, 2020	(6,539,256)	(6,556,797)	(17,541)	26,406
CBT U.S. Long Bond - Long	53	December 21, 2020	9,417,724	9,342,906	(74,818)	(49,688)
CBT 10-Year U.S. Treasury Note - Long	1,340	December 21, 2020	186,705,076	186,971,875	266,799	(335,001)
CBT 5-Year U.S. Treasury Note - Long	40	December 31, 2020	5,034,739	5,041,250	6,511	(4,062)
CBT 2-Year U.S. Treasury Note - Long	576	December 31, 2020	127,248,687	127,273,500	24,813	(4,913)
			$359,898,660	$359,782,734	$(115,926)	$(161,383)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds–42.6%		Rate	Maturity	Face Amount	Value
Communication Services–4.9%
Alphabet, Inc. (Interactive Media & Svs.)		1.900%	08/15/2040	$ 400,000	$ 383,490
AMC Networks, Inc. (Media)		5.000%	04/01/2024	50,000	51,125
America Movil S.A.B de C.V. (Wireless Telecom. Svs.)		2.875%	05/07/2030	200,000	216,624
AT&T, Inc. (Diversified Telecom. Svs.)		4.300%	02/15/2030	175,000	207,191
AT&T, Inc. (Diversified Telecom. Svs.)		3.500%	06/01/2041	150,000	157,755
AT&T, Inc. (Diversified Telecom. Svs.)		4.500%	03/09/2048	550,000	627,907
AT&T, Inc. (Diversified Telecom. Svs.)		3.650%	06/01/2051	150,000	151,393
Bell Canada, Inc. (Diversified Telecom. Svs.)		4.464%	04/01/2048	250,000	307,038
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.500%	05/01/2026	50,000	52,125
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	08/15/2030	150,000	157,507
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.250%	02/01/2031	75,000	77,693
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		2.800%	04/01/2031	125,000	129,654
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	225,000	299,928
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		4.800%	03/01/2050	205,000	234,304
Comcast Corp. (Media)		3.400%	04/01/2030	225,000	259,540
Comcast Corp. (Media)		3.450%	02/01/2050	750,000	851,646
CSC Holdings LLC (Media)	(a)	7.500%	04/01/2028	250,000	276,182
Cumulus Media New Holdings, Inc. (Media)	(a)	6.750%	07/01/2026	25,000	23,159
Deutsche Telekom International Finance B.V. (Diversified Telecom. Svs.)	(a)	3.600%	01/19/2027	375,000	420,009
Discovery Communications LLC (Media)		4.650%	05/15/2050	250,000	285,062
DISH DBS Corp. (Media)		7.750%	07/01/2026	50,000	54,968
DISH DBS Corp. (Media)		7.375%	07/01/2028	25,000	25,750
Entercom Media Corp. (Media)	(a)	7.250%	11/01/2024	25,000	20,875
Entercom Media Corp. (Media)	(a)	6.500%	05/01/2027	25,000	21,750
Fox Corp. (Media)		3.500%	04/08/2030	100,000	112,699
Fox Corp. (Media)		5.576%	01/25/2049	125,000	172,726
Gray Television, Inc. (Media)	(a)	5.875%	07/15/2026	25,000	25,937
Grupo Televisa - S.A.B (Media)		5.000%	05/13/2045	375,000	423,377
iHeartCommunications, Inc. (Media)		6.375%	05/01/2026	50,000	52,089
iHeartCommunications, Inc. (Media)		8.375%	05/01/2027	100,000	98,500
Lamar Media Corp. (Media)	(a)	4.875%	01/15/2029	25,000	26,000
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	5.000%	12/15/2027	25,000	26,375
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.625%	06/01/2028	25,000	25,750
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.125%	08/01/2030	25,000	25,289
Nexstar Broadcasting, Inc. (Media)	(a)	5.625%	07/15/2027	50,000	52,447
Nexstar Broadcasting, Inc. (Media)	(a)	4.750%	11/01/2028	25,000	25,500
Omnicom Group, Inc. (Media)		4.200%	06/01/2030	225,000	263,230
Scripps Escrow, Inc. (Media)	(a)	5.875%	07/15/2027	75,000	72,375
Sinclair Television Group, Inc. (Media)	(a)	5.875%	03/15/2026	100,000	98,500
Sirius XM Radio, Inc. (Media)	(a)	5.375%	07/15/2026	50,000	52,035
Sirius XM Radio, Inc. (Media)	(a)	5.500%	07/01/2029	50,000	53,760
Sky Ltd. (Media)	(a)	3.750%	09/16/2024	200,000	223,018
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.875%	11/15/2028	50,000	62,267
Sprint Corp. (Wireless Telecom. Svs.)		7.625%	03/01/2026	75,000	90,629
TEGNA, Inc. (Media)	(a)	4.750%	03/15/2026	25,000	25,546
TEGNA, Inc. (Media)	(a)	4.625%	03/15/2028	50,000	48,890
TEGNA, Inc. (Media)	(a)	5.000%	09/15/2029	25,000	24,687
Telefonica Emisiones SA (Diversified Telecom. Svs.)		4.895%	03/06/2048	375,000	431,415
Telenet Finance Luxembourg Notes SARL (Media)	(a)	5.500%	03/01/2028	200,000	210,000
Terrier Media Buyer, Inc. (Media)	(a)	8.875%	12/15/2027	50,000	50,375
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		4.500%	02/01/2026	50,000	51,520
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(a)	3.875%	04/15/2030	250,000	284,257
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(a)	4.500%	04/15/2050	125,000	150,245
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.150%	03/22/2030	175,000	197,624
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.000%	03/22/2050	450,000	552,710
ViacomCBS, Inc. (Media)		4.950%	01/15/2031	300,000	358,759
Virgin Media Finance PLC (Media)	(a)	5.000%	07/15/2030	200,000	199,000
Vodafone Group PLC (Wireless Telecom. Svs.)		4.125%	05/30/2025	175,000	199,510
Vodafone Group PLC (Wireless Telecom. Svs.)		5.250%	05/30/2048	225,000	290,068
Walt Disney Co. / The (Entertainment)		3.800%	03/22/2030	125,000	148,194
Walt Disney Co. / The (Entertainment)		4.700%	03/23/2050	175,000	231,124
Walt Disney Co. / The (Entertainment)		3.600%	01/13/2051	100,000	112,605
WMG Acquisition Corp. (Entertainment)	(a)	3.875%	07/15/2030	25,000	25,780
Ziggo B.V. (Diversified Telecom. Svs.)	(a)	5.500%	01/15/2027	200,000	209,500
					11,076,987

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary–2.4%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	10/15/2025	$ 150,000	$ 153,804
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.000%	10/15/2030	75,000	75,578
Adient U.S. LLC (Auto Components)	(a)	7.000%	05/15/2026	50,000	53,549
Advance Auto Parts, Inc. (Specialty Retail)		3.900%	04/15/2030	375,000	422,279
Amazon.com, Inc. (Internet & Direct Marketing Retail)		3.875%	08/22/2037	300,000	373,039
Amazon.com, Inc. (Internet & Direct Marketing Retail)		2.500%	06/03/2050	250,000	253,759
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	04/01/2025	50,000	50,720
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/01/2028	75,000	75,562
AutoNation, Inc. (Specialty Retail)		4.750%	06/01/2030	110,000	130,180
AutoZone, Inc. (Specialty Retail)		4.000%	04/15/2030	200,000	237,055
Booking Holdings, Inc. (Internet & Direct Marketing Retail)		4.625%	04/13/2030	200,000	239,022
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(a)	8.625%	06/01/2025	25,000	27,407
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	75,000	73,594
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.250%	07/01/2025	25,000	26,063
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	8.125%	07/01/2027	25,000	26,500
Caesars Resort Collection LLC / CRC Finco, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	10/15/2025	50,000	48,375
Clarios Global LP (Automobiles)	(a)	6.750%	05/15/2025	25,000	26,313
Clarios Global LP / Clarios U.S. Finance Co. (Auto Components)	(a)	6.250%	05/15/2026	25,000	26,214
Clarios Global LP / Clarios U.S. Finance Co. (Auto Components)	(a)	8.500%	05/15/2027	50,000	51,875
Daimler Finance North America LLC (Automobiles)	(a)	3.350%	02/22/2023	325,000	344,046
Dana Financing Luxembourg SARL (Auto Components)	(a)	5.750%	04/15/2025	50,000	51,125
Dana, Inc. (Auto Components)		5.375%	11/15/2027	25,000	25,625
Dollar General Corp. (Multiline Retail)		3.875%	04/15/2027	375,000	430,238
Dollar Tree, Inc. (Multiline Retail)		3.700%	05/15/2023	400,000	430,127
Gates Global LLC / Gates Corp. (Auto Components)	(a)	6.250%	01/15/2026	50,000	51,375
General Motors Co. (Automobiles)		6.125%	10/01/2025	200,000	232,284
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)		4.250%	09/01/2024	50,000	50,125
Home Depot, Inc. / The (Specialty Retail)		2.700%	04/15/2030	425,000	472,831
J.B. Poindexter & Co., Inc. (Auto Components)	(a)	7.125%	04/15/2026	50,000	53,019
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (Hotels, Restaurants & Leisure)	(a)	4.625%	06/15/2025	25,000	25,500
MGM Resorts International (Hotels, Restaurants & Leisure)		6.000%	03/15/2023	50,000	51,870
MGM Resorts International (Hotels, Restaurants & Leisure)		6.750%	05/01/2025	75,000	78,602
Mohegan Gaming & Entertainment (Hotels, Restaurants & Leisure)	(a)	7.875%	10/15/2024	50,000	46,750
O'Reilly Automotive, Inc. (Specialty Retail)		4.200%	04/01/2030	200,000	240,235
O'Reilly Automotive, Inc. (Specialty Retail)		1.750%	03/15/2031	160,000	158,021
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	9.500%	08/01/2025	25,000	25,812
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/15/2027	25,000	23,708
Stars Group Holdings B.V. / Stars Group U.S. Co-Borrower LLC (Hotels, Restaurants & Leisure)	(a)	7.000%	07/15/2026	75,000	79,687
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	5.000%	10/01/2025	75,000	73,766
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	5.500%	05/15/2025	25,000	26,188
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	4.375%	08/15/2028	25,000	24,250
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		3.625%	03/15/2031	25,000	25,000
					5,391,072
Consumer Staples–3.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)		5.750%	03/15/2025	40,000	41,262
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(a)	5.875%	02/15/2028	100,000	106,750
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(a)	3.500%	03/15/2029	25,000	24,266
Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	(a)	3.800%	01/25/2050	200,000	219,316
Altria Group, Inc. (Tobacco)		3.875%	09/16/2046	300,000	307,261
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.350%	06/01/2040	200,000	233,361
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.500%	06/01/2050	500,000	599,355
B.A.T. Capital Corp. (Tobacco)		4.540%	08/15/2047	350,000	374,056
Campbell Soup Co. (Food Products)		2.375%	04/24/2030	250,000	259,786
Clorox Co. / The (Household Products)		1.800%	05/15/2030	155,000	159,459
Coca-Cola Femsa S.A.B de C.V. (Beverages)		2.750%	01/22/2030	250,000	269,065
Coca-Cola Femsa S.A.B de C.V. (Beverages)		1.850%	09/01/2032	150,000	150,330
Constellation Brands, Inc. (Beverages)		3.750%	05/01/2050	200,000	222,833
Edgewell Personal Care Co. (Personal Products)	(a)	5.500%	06/01/2028	25,000	26,306
Energizer Holdings, Inc. (Household Products)	(a)	4.375%	03/31/2029	25,000	25,250
Flowers Foods, Inc. (Food Products)		3.500%	10/01/2026	325,000	353,990
General Mills, Inc. (Food Products)		3.700%	10/17/2023	150,000	163,527
General Mills, Inc. (Food Products)		2.875%	04/15/2030	150,000	164,476
Grupo Bimbo S.A.B de C.V. (Food Products)	(a)	4.875%	06/27/2044	325,000	380,666

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Staples (continued)
Heineken N.V. (Beverages)	(a)	3.500%	01/29/2028	$ 375,000	$ 428,055
J.M. Smucker Co. / The (Food Products)		3.500%	03/15/2025	200,000	224,115
Keurig Dr Pepper, Inc. (Beverages)		4.417%	05/25/2025	150,000	172,758
Keurig Dr Pepper, Inc. (Beverages)		3.200%	05/01/2030	200,000	223,276
Kraft Heinz Foods Co. (Food Products)		4.375%	06/01/2046	25,000	25,663
Kroger Co. / The (Food & Staples Retailing)		2.200%	05/01/2030	200,000	209,872
Kroger Co. / The (Food & Staples Retailing)		3.950%	01/15/2050	200,000	232,919
McCormick & Co., Inc. (Food Products)		2.500%	04/15/2030	200,000	213,579
Mondelez International, Inc. (Food Products)		1.500%	05/04/2025	175,000	179,625
PepsiCo, Inc. (Beverages)		2.750%	03/19/2030	450,000	503,374
Philip Morris International, Inc. (Tobacco)		2.100%	05/01/2030	250,000	256,975
Philip Morris International, Inc. (Tobacco)		3.875%	08/21/2042	40,000	45,240
Post Holdings, Inc. (Food Products)	(a)	5.750%	03/01/2027	75,000	78,844
Post Holdings, Inc. (Food Products)	(a)	4.625%	04/15/2030	75,000	77,156
Reckitt Benckiser Treasury Services PLC (Household Products)	(a)	3.000%	06/26/2027	350,000	387,339
Smithfield Foods, Inc. (Food Products)	(a)	3.000%	10/15/2030	150,000	151,512
Tyson Foods, Inc. (Food Products)		3.550%	06/02/2027	350,000	395,222
U.S. Foods, Inc. (Food & Staples Retailing)	(a)	5.875%	06/15/2024	50,000	50,327
Unilever Capital Corp. (Personal Products)		0.375%	09/14/2023	100,000	100,174
					8,037,340
Energy–3.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	03/01/2027	100,000	82,750
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.000%	11/01/2026	50,000	38,250
Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels)		3.400%	02/15/2031	450,000	440,757
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.194%	04/06/2025	175,000	192,443
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.588%	04/14/2027	350,000	392,345
Buckeye Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.125%	03/01/2025	50,000	47,750
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		2.050%	07/15/2025	250,000	255,046
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		5.625%	10/01/2026	25,000	26,000
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		4.500%	10/01/2029	50,000	51,275
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	4.625%	10/15/2028	25,000	25,656
Chevron Corp. (Oil, Gas & Consumable Fuels)		3.078%	05/11/2050	225,000	240,490
CNX Midstream Partners LP / CNX Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.500%	03/15/2026	75,000	75,937
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.625%	10/15/2025	75,000	70,687
Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels)		5.500%	09/15/2040	250,000	297,516
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.625%	07/15/2025	25,000	25,688
Energy Transfer Operating LP (Oil, Gas & Consumable Fuels)		3.750%	05/15/2030	400,000	387,149
Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels)		3.950%	02/15/2027	100,000	114,517
Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels)		2.800%	01/31/2030	80,000	84,692
Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels)		3.700%	01/31/2051	200,000	196,981
Enviva Partners LP / Enviva Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.500%	01/15/2026	75,000	79,031
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		5.500%	07/15/2028	75,000	75,529
EQT Corp. (Oil, Gas & Consumable Fuels)		7.875%	02/01/2025	50,000	55,422
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		3.482%	03/19/2030	500,000	576,797
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.125%	06/15/2028	25,000	24,943
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.000%	02/01/2028	25,000	24,500
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		4.300%	03/01/2028	300,000	341,066
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		3.250%	08/01/2050	145,000	130,947
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		6.000%	06/01/2026	50,000	50,141
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		6.375%	10/01/2030	25,000	25,937
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		2.900%	08/15/2024	25,000	21,211
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		8.000%	07/15/2025	25,000	25,156
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		8.875%	07/15/2030	25,000	25,750
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.450%	09/15/2036	75,000	63,751
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.400%	04/15/2046	75,000	53,510
Parsley Energy LLC / Parsley Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.625%	10/15/2027	25,000	24,875
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		6.125%	09/15/2024	25,000	23,813
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	05/15/2026	25,000	23,313
Phillips 66 (Oil, Gas & Consumable Fuels)		3.850%	04/09/2025	175,000	194,371
Precision Drilling Corp. (Energy Equip. & Svs.)		5.250%	11/15/2024	25,000	16,750
Rattler Midstream LP (Oil, Gas & Consumable Fuels)	(a)	5.625%	07/15/2025	25,000	25,188
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		0.375%	09/15/2023	230,000	229,103
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		2.375%	04/06/2025	200,000	213,301
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		2.750%	04/06/2030	250,000	273,188
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		2.800%	05/15/2023	290,000	304,001
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.250%	05/01/2023	75,000	74,827

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	04/15/2026	$ 100,000	$ 102,670
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	04/01/2026	75,000	74,344
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		2.150%	09/15/2027	320,000	317,849
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		4.350%	06/01/2028	175,000	196,506
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.500%	03/01/2028	50,000	47,000
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.300%	03/01/2048	50,000	40,250
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.500%	08/15/2048	25,000	20,625
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	250,000	274,208
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	06/01/2026	25,000	25,875
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		4.500%	01/15/2030	25,000	24,688
					7,146,365
Financials–10.5%
Aflac, Inc. (Insurance)		3.625%	06/15/2023	350,000	379,629
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	6.750%	10/15/2027	75,000	78,684
American Express Credit Corp. (Consumer Finance)		3.300%	05/03/2027	400,000	451,571
American Honda Finance Corp. (Consumer Finance)		0.875%	07/07/2023	400,000	403,262
American International Group, Inc. (Insurance)		4.500%	07/16/2044	250,000	292,889
AmWINS Group, Inc. (Insurance)	(a)	7.750%	07/01/2026	75,000	80,250
AssuredPartners, Inc. (Insurance)	(a)	7.000%	08/15/2025	75,000	76,391
Bank of America Corp. (Banks)		3.300%	01/11/2023	550,000	583,929
Bank of America Corp. (Rate is fixed until 02/13/2025, at which point, the rate becomes QL + 64) (Banks)	(b)	2.015%	02/13/2026	725,000	752,371
Bank of America Corp. (Rate is fixed until 04/29/2030, at which point, the rate becomes SOFR + 215) (Banks)	(b)	2.592%	04/29/2031	900,000	950,388
Bank of New York Mellon Corp. / The (Capital Markets)		2.200%	08/16/2023	650,000	682,073
BlackRock, Inc. (Capital Markets)		1.900%	01/28/2031	200,000	207,387
Capital One Financial Corp. (Consumer Finance)		3.900%	01/29/2024	350,000	380,913
Chubb INA Holdings, Inc. (Insurance)		3.350%	05/03/2026	200,000	226,588
Citigroup, Inc. (Rate is fixed until 01/24/2022, at which point, the rate becomes QL + 72) (Banks)	(b)	3.142%	01/24/2023	550,000	567,432
Citigroup, Inc. (Rate is fixed until 04/24/2024, at which point, the rate becomes QL + 90) (Banks)	(b)	3.352%	04/24/2025	350,000	378,613
Citigroup, Inc. (Rate is fixed until 01/29/2030, at which point, the rate becomes SOFR + 115) (Banks)	(b)	2.666%	01/29/2031	725,000	762,542
Citizens Bank N.A. (Banks)		3.750%	02/18/2026	250,000	286,847
Comerica, Inc. (Banks)		3.800%	07/22/2026	200,000	220,480
Ford Motor Credit Co. LLC (Consumer Finance)		5.113%	05/03/2029	200,000	205,500
General Motors Financial Co., Inc. (Consumer Finance)		2.900%	02/26/2025	400,000	412,098
Goldman Sachs Group, Inc. / The (Rate is fixed until 10/31/2021, at which point, the rate becomes QL + 82) (Capital Markets)	(b)	2.876%	10/31/2022	375,000	383,963
Goldman Sachs Group, Inc. / The (Capital Markets)		3.500%	04/01/2025	375,000	413,756
Goldman Sachs Group, Inc. / The (Capital Markets)		3.800%	03/15/2030	700,000	810,814
GTCR AP Finance, Inc. (Insurance)	(a)	8.000%	05/15/2027	50,000	53,000
Hartford Financial Services Group, Inc. / The (Insurance)		4.400%	03/15/2048	200,000	246,492
HSBC Holdings PLC (Banks)		3.900%	05/25/2026	900,000	994,560
HUB International Ltd. (Insurance)	(a)	7.000%	05/01/2026	175,000	181,344
Huntington Bancshares, Inc. (Banks)		2.550%	02/04/2030	225,000	234,966
Hyundai Capital America (Consumer Finance)	(a)	2.375%	10/15/2027	155,000	154,911
Jefferies Group LLC (Diversified Financial Svs.)		2.750%	10/15/2032	105,000	103,916
John Deere Capital Corp. (Consumer Finance)		3.450%	03/07/2029	375,000	439,604
JPMorgan Chase & Co. (Rate is fixed until 04/25/2022, at which point, the rate becomes QL + 94) (Banks)	(b)	2.776%	04/25/2023	350,000	361,935
JPMorgan Chase & Co. (Banks)		3.125%	01/23/2025	725,000	790,727
JPMorgan Chase & Co. (Rate is fixed until 04/22/2030, at which point, the rate becomes SOFR + 204) (Banks)	(b)	2.522%	04/22/2031	900,000	957,954
Liberty Mutual Group, Inc. (Insurance)	(a)	3.951%	10/15/2050	225,000	250,603
Lincoln National Corp. (Insurance)		4.000%	09/01/2023	200,000	218,324
Lincoln National Corp. (Insurance)		3.050%	01/15/2030	200,000	215,727
M&T Bank Corp. (Banks)		3.550%	07/26/2023	375,000	406,365
MetLife, Inc. (Insurance)		4.050%	03/01/2045	200,000	242,797
Morgan Stanley (Capital Markets)		4.100%	05/22/2023	225,000	243,193
Morgan Stanley (Capital Markets)		6.250%	08/09/2026	225,000	285,349
Morgan Stanley (Rate is fixed until 01/24/2028, at which point, the rate becomes QL + 114) (Capital Markets)	(b)	3.772%	01/24/2029	700,000	797,119
Nationwide Mutual Insurance Co. (Insurance)	(a)	4.350%	04/30/2050	200,000	213,798
Navient Corp. (Consumer Finance)		5.500%	01/25/2023	50,000	50,458
Navient Corp. (Consumer Finance)		5.875%	10/25/2024	50,000	49,719

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
NFP Corp. (Insurance)	(a)	7.000%	05/15/2025	$ 25,000	$ 26,500
NFP Corp. (Insurance)	(a)	6.875%	08/15/2028	50,000	50,542
Northern Trust Corp. (Capital Markets)		1.950%	05/01/2030	175,000	182,051
PNC Bank N.A. (Banks)		3.250%	01/22/2028	250,000	280,639
Prudential Financial, Inc. (Insurance)		3.700%	03/13/2051	300,000	330,177
Quicken Loans LLC (Thrifts & Mortgage Finance)	(a)	5.250%	01/15/2028	25,000	26,342
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. (Thrifts & Mortgage Finance)	(a)	3.625%	03/01/2029	50,000	49,563
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. (Thrifts & Mortgage Finance)	(a)	3.875%	03/01/2031	75,000	74,062
Raymond James Financial, Inc. (Capital Markets)		4.650%	04/01/2030	100,000	121,576
Refinitiv U.S. Holdings, Inc. (Capital Markets)	(a)	8.250%	11/15/2026	100,000	109,625
Regions Financial Corp. (Banks)		2.250%	05/18/2025	170,000	179,306
Stifel Financial Corp. (Capital Markets)		4.000%	05/15/2030	200,000	221,071
Synovus Bank (Rate is fixed until 02/10/2022, at which point, the rate becomes SOFR + 95) (Banks)	(b)	2.289%	02/10/2023	250,000	253,013
Toyota Motor Credit Corp. (Consumer Finance)		2.700%	01/11/2023	475,000	498,251
Travelers Cos., Inc. / The (Insurance)		2.550%	04/27/2050	300,000	293,636
Truist Bank (Banks)		3.000%	02/02/2023	700,000	737,458
U.S. Bancorp (Banks)		1.375%	07/22/2030	400,000	396,905
USI, Inc. (Insurance)	(a)	6.875%	05/01/2025	75,000	75,937
Volkswagen Group of America Finance LLC (Consumer Finance)	(a)	4.250%	11/13/2023	350,000	384,545
Wells Fargo & Co. (Banks)		3.750%	01/24/2024	350,000	380,227
Wells Fargo & Co. (Banks)		3.000%	10/23/2026	550,000	600,368
Wells Fargo & Co. (Rate is fixed until 02/11/2030, at which point, the rate becomes QL + 100) (Banks)	(b)	2.572%	02/11/2031	725,000	758,022
					23,511,047
Health Care–4.2%
Abbott Laboratories (Health Care Equip. & Supplies)		3.750%	11/30/2026	225,000	261,019
AbbVie, Inc. (Biotechnology)	(a)	3.200%	11/21/2029	225,000	247,396
AbbVie, Inc. (Biotechnology)	(a)	4.250%	11/21/2049	250,000	295,288
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)		5.625%	02/15/2023	25,000	25,156
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)		6.500%	03/01/2024	75,000	76,969
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	5.500%	07/01/2028	25,000	25,713
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		2.750%	09/15/2029	100,000	107,856
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		2.100%	06/04/2030	110,000	112,706
Air Medical Group Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.375%	05/15/2023	50,000	50,000
Alcon Finance Corp. (Health Care Equip. & Supplies)	(a)	2.600%	05/27/2030	200,000	211,656
Amgen, Inc. (Biotechnology)		2.450%	02/21/2030	375,000	397,208
AstraZeneca PLC (Pharmaceuticals)		2.375%	06/12/2022	125,000	128,913
AstraZeneca PLC (Pharmaceuticals)		3.125%	06/12/2027	400,000	443,563
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	4.625%	07/15/2028	50,000	51,875
Bausch Health Americas, Inc. (Pharmaceuticals)	(a)	8.500%	01/31/2027	50,000	54,937
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.125%	04/15/2025	100,000	102,375
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.500%	11/01/2025	50,000	51,188
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.000%	01/30/2028	25,000	24,281
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.250%	02/15/2029	50,000	51,428
Bayer U.S. Finance LLC (Pharmaceuticals)	(a)	3.375%	10/08/2024	375,000	407,881
Becton Dickinson & Co. (Health Care Equip. & Supplies)		3.700%	06/06/2027	200,000	226,660
Becton Dickinson & Co. (Health Care Equip. & Supplies)		4.685%	12/15/2044	200,000	246,807
Biogen, Inc. (Biotechnology)		3.150%	05/01/2050	350,000	344,549
Bristol Myers Squibb Co. (Pharmaceuticals)		3.900%	02/20/2028	375,000	444,298
Bristol Myers Squibb Co. (Pharmaceuticals)		4.250%	10/26/2049	100,000	131,331
Centene Corp. (Health Care Providers & Svs.)		4.750%	01/15/2025	50,000	51,390
Centene Corp. (Health Care Providers & Svs.)	(a)	5.250%	04/01/2025	50,000	51,962
Centene Corp. (Health Care Providers & Svs.)		4.250%	12/15/2027	100,000	104,643
Centene Corp. (Health Care Providers & Svs.)		3.000%	10/15/2030	75,000	76,406
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		6.250%	03/31/2023	75,000	73,312
CVS Health Corp. (Health Care Providers & Svs.)		2.875%	06/01/2026	200,000	216,507
CVS Health Corp. (Health Care Providers & Svs.)		3.750%	04/01/2030	275,000	314,230
CVS Health Corp. (Health Care Providers & Svs.)		4.250%	04/01/2050	225,000	263,869
Danaher Corp. (Health Care Equip. & Supplies)		2.600%	10/01/2050	295,000	287,390
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		3.250%	06/01/2030	110,000	119,510
Eli Lilly and Co. (Pharmaceuticals)		3.375%	03/15/2029	375,000	433,118
Emergent BioSolutions, Inc. (Biotechnology)	(a)	3.875%	08/15/2028	25,000	25,098
Endo Dac / Endo Finance LLC / Endo Finco, Inc. (Pharmaceuticals)	(a)	9.500%	07/31/2027	5,000	5,225
Endo Dac / Endo Finance LLC / Endo Finco, Inc. (Pharmaceuticals)	(a)	6.000%	06/30/2028	25,000	18,375
Global Medical Response, Inc. (Health Care Providers & Svs.)	(a)	6.500%	10/01/2025	75,000	74,445
HCA, Inc. (Health Care Providers & Svs.)		5.375%	09/01/2026	100,000	110,500
HCA, Inc. (Health Care Providers & Svs.)		3.500%	09/01/2030	50,000	50,911

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
Jaguar Holding Co. II / PPD Development LP (Health Care Providers & Svs.)	(a)	4.625%	06/15/2025	$ 25,000	$ 25,750
Jaguar Holding Co. II / PPD Development LP (Health Care Providers & Svs.)	(a)	5.000%	06/15/2028	25,000	26,094
LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	6.750%	04/15/2025	50,000	52,625
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(a)	5.625%	10/15/2023	50,000	12,500
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	6.250%	01/15/2027	25,000	25,937
Merck & Co., Inc. (Pharmaceuticals)		3.400%	03/07/2029	450,000	523,671
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	7.125%	06/01/2024	75,000	77,062
Par Pharmaceutical, Inc. (Pharmaceuticals)	(a)	7.500%	04/01/2027	14,000	14,668
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		3.300%	09/15/2029	200,000	221,955
Polaris Intermediate Corp. (Health Care Providers & Svs.)	(a)(c)	8.500%, 9.250% PIK	12/01/2022	25,000	25,438
Prestige Brands, Inc. (Pharmaceuticals)	(a)	6.375%	03/01/2024	25,000	25,625
Prestige Brands, Inc. (Pharmaceuticals)	(a)	5.125%	01/15/2028	75,000	77,437
Regeneron Pharmaceuticals, Inc. (Biotechnology)		2.800%	09/15/2050	52,000	48,395
Royalty Pharma PLC (Pharmaceuticals)	(a)	1.750%	09/02/2027	125,000	124,891
Stryker Corp. (Health Care Equip. & Supplies)		3.500%	03/15/2026	200,000	225,632
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		2.050%	03/31/2030	200,000	202,555
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		3.025%	07/09/2040	200,000	206,582
Teleflex, Inc. (Health Care Equip. & Supplies)	(a)	4.250%	06/01/2028	25,000	25,875
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	06/15/2023	25,000	26,250
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	07/15/2024	50,000	50,125
Tenet Healthcare Corp. (Health Care Providers & Svs.)		5.125%	05/01/2025	75,000	75,075
Tenet Healthcare Corp. (Health Care Providers & Svs.)		7.000%	08/01/2025	25,000	25,733
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	6.125%	10/01/2028	25,000	24,344
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		2.900%	05/15/2050	120,000	125,059
Vizient, Inc. (Health Care Providers & Svs.)	(a)	6.250%	05/15/2027	25,000	26,188
West Street Merger Sub, Inc. (Life Sciences Tools & Svs.)	(a)	6.375%	09/01/2025	75,000	76,484
Zoetis, Inc. (Pharmaceuticals)		3.000%	05/15/2050	300,000	320,689
					9,490,583
Industrials–4.8%
Airbus SE (Aerospace & Defense)	(a)	3.150%	04/10/2027	375,000	395,530
Allegion PLC (Building Products)		3.500%	10/01/2029	400,000	437,614
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.625%	07/15/2026	25,000	26,625
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	9.750%	07/15/2027	75,000	81,489
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	5.875%	05/15/2026	25,000	25,938
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	4.000%	01/15/2028	25,000	25,406
BAE Systems PLC (Aerospace & Defense)	(a)	3.000%	09/15/2050	200,000	200,498
Boeing Co. / The (Aerospace & Defense)		2.500%	03/01/2025	200,000	199,832
Boeing Co. / The (Aerospace & Defense)		2.950%	02/01/2030	225,000	217,588
Boeing Co. / The (Aerospace & Defense)		5.805%	05/01/2050	300,000	361,863
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	5.500%	07/15/2025	25,000	26,031
Burlington Northern Santa Fe LLC (Road & Rail)		3.000%	04/01/2025	175,000	192,179
Canadian Pacific Railway Co. (Road & Rail)		2.050%	03/05/2030	175,000	182,349
CNH Industrial N.V. (Machinery)		3.850%	11/15/2027	375,000	405,214
Core & Main LP (Commercial Svs. & Supplies)	(a)	6.125%	08/15/2025	50,000	50,646
Cornerstone Building Brands, Inc. (Building Products)	(a)	8.000%	04/15/2026	50,000	52,500
Cornerstone Building Brands, Inc. (Building Products)	(a)	6.125%	01/15/2029	25,000	25,250
Dun & Bradstreet Corp. / The (Professional Svs.)	(a)	10.250%	02/15/2027	60,000	67,950
Equifax, Inc. (Professional Svs.)		2.600%	12/15/2025	350,000	374,638
ERAC U.S.A. Finance LLC (Road & Rail)	(a)	3.850%	11/15/2024	350,000	384,802
Experian Finance PLC (Professional Svs.)	(a)	4.250%	02/01/2029	200,000	237,570
FedEx Corp. (Air Freight & Logistics)		4.250%	05/15/2030	100,000	119,673
FedEx Corp. (Air Freight & Logistics)		4.050%	02/15/2048	200,000	230,389
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	4.625%	02/15/2027	25,000	25,125
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	9.500%	11/01/2027	75,000	78,750
General Electric Co. (Industrial Conglomerates)		3.625%	05/01/2030	550,000	570,375
General Electric Co. (Industrial Conglomerates)		4.350%	05/01/2050	100,000	101,746
Honeywell International, Inc. (Industrial Conglomerates)		1.350%	06/01/2025	65,000	66,983
Honeywell International, Inc. (Industrial Conglomerates)		2.800%	06/01/2050	70,000	74,486
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3.483%	12/01/2027	100,000	109,416
IAA, Inc. (Commercial Svs. & Supplies)	(a)	5.500%	06/15/2027	25,000	26,031
IHS Markit Ltd. (Professional Svs.)		4.750%	08/01/2028	250,000	297,397
Kansas City Southern (Road & Rail)		3.500%	05/01/2050	200,000	206,605
KAR Auction Services, Inc. (Commercial Svs. & Supplies)	(a)	5.125%	06/01/2025	50,000	49,999
Lennox International, Inc. (Building Products)		3.000%	11/15/2023	375,000	395,457
Lockheed Martin Corp. (Aerospace & Defense)		2.900%	03/01/2025	275,000	299,937
Lockheed Martin Corp. (Aerospace & Defense)		1.850%	06/15/2030	100,000	104,016
Masco Corp. (Building Products)		3.500%	11/15/2027	150,000	167,745
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	5.000%	04/15/2022	75,000	75,187

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	5.625%	10/01/2028	$ 25,000	$ 25,688
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	5.875%	10/01/2030	50,000	51,750
Northrop Grumman Corp. (Aerospace & Defense)		3.250%	01/15/2028	400,000	449,207
Otis Worldwide Corp. (Machinery)		2.565%	02/15/2030	200,000	214,802
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(a)	3.450%	07/01/2024	350,000	378,802
Roper Technologies, Inc. (Industrial Conglomerates)		2.800%	12/15/2021	325,000	333,212
Ryder System, Inc. (Road & Rail)		3.400%	03/01/2023	350,000	371,254
Sensata Technologies, Inc. (Electrical Equip.)	(a)	3.750%	02/15/2031	25,000	24,844
Southwest Airlines Co. (Airlines)		5.250%	05/04/2025	175,000	192,701
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (Professional Svs.)	(a)	6.750%	06/01/2025	100,000	102,061
Textron, Inc. (Aerospace & Defense)		3.650%	03/15/2027	300,000	327,333
TransDigm, Inc. (Aerospace & Defense)		6.500%	05/15/2025	50,000	49,844
TransDigm, Inc. (Aerospace & Defense)	(a)	6.250%	03/15/2026	75,000	78,641
TransDigm, Inc. (Aerospace & Defense)		5.500%	11/15/2027	75,000	72,079
Trident TPI Holdings, Inc. (Machinery)	(a)	9.250%	08/01/2024	50,000	53,077
Union Pacific Corp. (Road & Rail)		2.400%	02/05/2030	275,000	295,806
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	50,000	54,562
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	50,000	50,750
Verisk Analytics, Inc. (Professional Svs.)		4.125%	03/15/2029	200,000	235,721
Watco Cos. LLC / Watco Finance Corp. (Road & Rail)	(a)	6.500%	06/15/2027	25,000	25,578
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.125%	06/15/2025	25,000	27,232
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.250%	06/15/2028	50,000	54,784
Westinghouse Air Brake Technologies Corp. (Machinery)		3.200%	06/15/2025	100,000	105,357
Xylem, Inc. (Machinery)		2.250%	01/30/2031	155,000	164,217
					10,710,131
Information Technology–2.7%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.500%	02/09/2022	250,000	257,110
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.900%	09/12/2027	600,000	673,402
BBVA U.S.A. (IT Svs.)		3.875%	04/10/2025	250,000	268,186
Black Knight InfoServ LLC (IT Svs.)	(a)	3.625%	09/01/2028	25,000	25,266
Broadcom, Inc. (Semiconductors & Equip.)		4.700%	04/15/2025	360,000	408,994
Broadcom, Inc. (Semiconductors & Equip.)		4.150%	11/15/2030	100,000	112,269
BY Crown Parent LLC (Software)	(a)	7.375%	10/15/2024	50,000	50,750
BY Crown Parent LLC / BY Bond Finance, Inc. (Software)	(a)	4.250%	01/31/2026	25,000	25,453
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		4.250%	04/01/2028	25,000	25,875
Cisco Systems, Inc. (Communications Equip.)		3.625%	03/04/2024	250,000	276,972
Dell International LLC / EMC Corp. (Computers & Peripherals)	(a)	5.850%	07/15/2025	350,000	408,389
Entegris, Inc. (Semiconductors & Equip.)	(a)	4.625%	02/10/2026	25,000	25,563
Fair Isaac Corp. (Software)	(a)	4.000%	06/15/2028	25,000	25,781
Fidelity National Information Services, Inc. (IT Svs.)		3.750%	05/21/2029	150,000	176,418
Fiserv, Inc. (IT Svs.)		3.800%	10/01/2023	150,000	163,675
Fiserv, Inc. (IT Svs.)		3.500%	07/01/2029	200,000	227,627
Gartner, Inc. (IT Svs.)	(a)	4.500%	07/01/2028	25,000	26,193
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(a)	5.250%	12/01/2027	25,000	26,014
Lam Research Corp. (Semiconductors & Equip.)		1.900%	06/15/2030	175,000	181,190
Leidos, Inc. (IT Svs.)	(a)	3.625%	05/15/2025	95,000	105,369
Leidos, Inc. (IT Svs.)	(a)	4.375%	05/15/2030	250,000	292,570
Logan Merger Sub, Inc. (Software)	(a)	5.500%	09/01/2027	25,000	25,375
Micron Technology, Inc. (Semiconductors & Equip.)		2.497%	04/24/2023	200,000	207,677
Microsoft Corp. (Software)		2.375%	05/01/2023	700,000	734,384
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	8.125%	04/15/2025	25,000	27,631
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.000%	10/01/2028	25,000	24,969
Nuance Communications, Inc. (Software)		5.625%	12/15/2026	25,000	26,375
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	3.875%	09/01/2028	25,000	25,352
Oracle Corp. (Software)		3.250%	11/15/2027	400,000	452,273
PTC, Inc. (Software)	(a)	4.000%	02/15/2028	25,000	25,696
Qorvo, Inc. (Semiconductors & Equip.)		4.375%	10/15/2029	25,000	26,562
Science Applications International Corp. (IT Svs.)	(a)	4.875%	04/01/2028	25,000	25,382
Sophia LP / Sophia Finance, Inc. (Software)	(a)	9.000%	09/30/2023	25,000	25,015
SS&C Technologies, Inc. (Software)	(a)	5.500%	09/30/2027	50,000	53,136
Visa, Inc. (IT Svs.)		3.150%	12/14/2025	150,000	167,790
Visa, Inc. (IT Svs.)		2.050%	04/15/2030	325,000	347,340
					5,978,023
Materials–1.6%
Albemarle Corp. (Chemicals)		4.150%	12/01/2024	125,000	136,168
Albemarle Corp. (Chemicals)		5.450%	12/01/2044	125,000	136,998
ARD Finance SA (Containers & Packaging)	(a)(c)	6.500%, 7.250% PIK	06/30/2027	200,000	198,960
Ball Corp. (Containers & Packaging)		2.875%	08/15/2030	25,000	24,719

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Berry Global, Inc. (Containers & Packaging)	(a)	4.875%	07/15/2026	$ 50,000	$ 52,437
Berry Global, Inc. (Containers & Packaging)	(a)	5.625%	07/15/2027	75,000	78,656
Carpenter Technology Corp. (Metals & Mining)		4.450%	03/01/2023	100,000	103,500
Clearwater Paper Corp. (Paper & Forest Products)	(a)	4.750%	08/15/2028	25,000	25,063
Compass Minerals International, Inc. (Metals & Mining)	(a)	4.875%	07/15/2024	50,000	51,010
Compass Minerals International, Inc. (Metals & Mining)	(a)	6.750%	12/01/2027	25,000	27,000
Element Solutions, Inc. (Chemicals)	(a)	3.875%	09/01/2028	25,000	24,531
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	6.875%	01/15/2025	100,000	99,938
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	7.875%	07/15/2026	50,000	50,500
Freeport-McMoRan, Inc. (Metals & Mining)		5.000%	09/01/2027	50,000	52,301
Freeport-McMoRan, Inc. (Metals & Mining)		5.400%	11/14/2034	50,000	55,312
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/01/2029	75,000	75,469
Hexion, Inc. (Chemicals)	(a)	7.875%	07/15/2027	25,000	25,058
Hudbay Minerals, Inc. (Metals & Mining)	(a)	7.625%	01/15/2025	50,000	50,875
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. (Chemicals)	(a)	9.000%	07/01/2028	25,000	26,813
Koppers, Inc. (Chemicals)	(a)	6.000%	02/15/2025	50,000	50,688
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	5.500%	04/15/2024	25,000	25,089
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	7.250%	04/15/2025	25,000	23,531
Nutrition & Biosciences, Inc. (Chemicals)	(a)	1.832%	10/15/2027	75,000	75,319
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.375%	01/15/2025	50,000	52,750
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.625%	05/13/2027	25,000	27,078
Packaging Corp. of America (Containers & Packaging)		3.650%	09/15/2024	400,000	438,300
PPL Capital Funding, Inc. (Chemicals)		3.100%	05/15/2026	200,000	220,818
PQ Corp. (Chemicals)	(a)	5.750%	12/15/2025	25,000	25,719
Reliance Steel & Aluminum Co. (Metals & Mining)		4.500%	04/15/2023	360,000	389,636
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer S.A. (Containers & Packaging)	(a)	4.000%	10/15/2027	50,000	50,323
RPM International, Inc. (Chemicals)		4.550%	03/01/2029	200,000	234,367
Standard Industries, Inc. (Building Products)	(a)	5.000%	02/15/2027	25,000	26,000
Standard Industries, Inc. (Building Products)	(a)	3.375%	01/15/2031	75,000	74,025
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	8.500%	08/15/2027	200,000	215,645
W.R. Grace & Co-Conn (Chemicals)	(a)	4.875%	06/15/2027	25,000	25,818
WRKCo, Inc. (Containers & Packaging)		4.000%	03/15/2028	250,000	286,935
					3,537,349
Real Estate–2.1%
Alexandria Real Estate Equities, Inc. (Equity REIT)		3.950%	01/15/2028	200,000	230,081
Alexandria Real Estate Equities, Inc. (Equity REIT)		1.875%	02/01/2033	130,000	126,856
American Tower Corp. (Equity REIT)		2.900%	01/15/2030	200,000	215,873
American Tower Corp. (Equity REIT)		2.100%	06/15/2030	200,000	201,939
AvalonBay Communities, Inc. (Equity REIT)		3.350%	05/15/2027	375,000	418,133
Boston Properties LP (Equity REIT)		3.650%	02/01/2026	200,000	222,233
Camden Property Trust (Equity REIT)		2.800%	05/15/2030	200,000	217,369
Crown Castle International Corp. (Equity REIT)		3.300%	07/01/2030	150,000	163,786
Crown Castle International Corp. (Equity REIT)		2.250%	01/15/2031	105,000	105,774
Cushman & Wakefield U.S. Borrower LLC (Real Estate Mgmt. & Development)	(a)	6.750%	05/15/2028	25,000	25,954
Healthcare Trust of America Holdings LP (Equity REIT)		2.000%	03/15/2031	225,000	220,256
Kimco Realty Corp. (Equity REIT)		2.700%	10/01/2030	250,000	253,731
Mid-America Apartments LP (Equity REIT)		4.000%	11/15/2025	375,000	423,261
Prologis LP (Equity REIT)		2.250%	04/15/2030	360,000	382,060
Regency Centers LP (Equity REIT)		2.950%	09/15/2029	350,000	362,365
UDR, Inc. (Equity REIT)		3.500%	01/15/2028	375,000	414,454
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	4.250%	12/01/2026	50,000	50,232
Welltower, Inc. (Equity REIT)		4.250%	04/01/2026	175,000	200,423
WP Carey, Inc. (Equity REIT)		4.600%	04/01/2024	175,000	193,918
WP Carey, Inc. (Equity REIT)		3.850%	07/15/2029	175,000	189,063
					4,617,761
Utilities–2.6%
American Electric Power Co., Inc. (Electric Utilities)		3.200%	11/13/2027	375,000	412,424
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.500%	05/20/2025	25,000	26,845
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.750%	05/20/2027	25,000	27,375
Avangrid, Inc. (Electric Utilities)		3.800%	06/01/2029	275,000	317,456
Berkshire Hathaway Energy Co. (Multi-Utilities)	(a)	4.050%	04/15/2025	250,000	285,178
Black Hills Corp. (Multi-Utilities)		2.500%	06/15/2030	120,000	124,006
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.250%	06/01/2026	50,000	52,004
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.000%	02/01/2031	25,000	25,483
Dominion Energy Gas Holdings LLC (Multi-Utilities)		3.900%	11/15/2049	150,000	173,365
Dominion Energy, Inc. (Multi-Utilities)		3.375%	04/01/2030	250,000	281,611
DPL, Inc. (Electric Utilities)	(a)	4.125%	07/01/2025	25,000	26,161

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities (continued)
Duke Energy Corp. (Electric Utilities)		3.400%	06/15/2029	$ 550,000	$ 617,080
Duke Energy Corp. (Electric Utilities)		4.200%	06/15/2049	250,000	306,348
Emera U.S. Finance LP (Electric Utilities)		3.550%	06/15/2026	200,000	223,121
Emera U.S. Finance LP (Electric Utilities)		4.750%	06/15/2046	200,000	240,570
Eversource Energy (Electric Utilities)		3.350%	03/15/2026	220,000	245,868
Exelon Corp. (Electric Utilities)		4.050%	04/15/2030	400,000	467,816
FirstEnergy Corp. (Electric Utilities)		2.650%	03/01/2030	250,000	254,518
National Fuel Gas Co. (Gas Utilities)		5.500%	01/15/2026	250,000	272,849
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		3.550%	05/01/2027	200,000	225,229
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		2.250%	06/01/2030	200,000	208,140
NRG Energy, Inc. (Electric Utilities)		5.750%	01/15/2028	50,000	53,937
Pattern Energy Operations LP / Pattern Energy Operations, Inc. (Ind. Power & Renewable Elec.)	(a)	4.500%	08/15/2028	25,000	25,938
Sempra Energy (Multi-Utilities)		3.400%	02/01/2028	400,000	439,697
Southern Co. / The (Rate is fixed until 01/15/2026, at which point, the rate becomes H15T5Y + 373) (Electric Utilities)	(b)	4.000%	01/15/2051	350,000	350,971
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.750%	03/01/2025	50,000	50,636
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	01/31/2028	75,000	82,101
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.500%	09/01/2026	50,000	52,187
					5,868,914
Total Corporate Bonds (Cost $91,439,922)					$95,365,572

U.S. Treasury Obligations–24.5%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		0.125%	04/30/2022	$16,550,000	$ 16,548,061
U.S. Treasury Note		0.125%	06/30/2022	2,400,000	2,399,437
U.S. Treasury Note		0.250%	04/15/2023	8,500,000	8,521,250
U.S. Treasury Note		0.375%	04/30/2025	11,500,000	11,566,035
U.S. Treasury Note	(d)	0.500%	04/30/2027	3,200,000	3,214,125
U.S. Treasury Note		1.500%	02/15/2030	2,000,000	2,157,188
U.S. Treasury Note		2.000%	02/15/2050	4,750,000	5,372,695
United States Treasury Inflation Indexed Bonds		0.125%	04/15/2025	1,504,395	1,600,751
United States Treasury Inflation Indexed Bonds		0.125%	07/15/2030	1,515,600	1,683,875
United States Treasury Inflation Indexed Bonds		0.250%	02/15/2050	1,511,445	1,777,660
Total U.S. Treasury Obligations (Cost $54,969,345)					$54,841,077

U.S. Government Agency Mortgage-Backed Securities–17.2%	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN BP1938	2.500%	04/01/2050	$ 2,421,617	$ 2,541,872
Fannie Mae Pool FN BP2797	2.500%	05/01/2050	2,443,410	2,564,748
Fannie Mae Pool FN BP4783	2.000%	05/01/2035	1,454,671	1,512,172
Fannie Mae Pool FN CA4819	4.000%	12/01/2049	2,228,766	2,423,629
Fannie Mae Pool FN CA5348	3.500%	03/01/2050	3,917,990	4,207,611
Fannie Mae Pool FN CA5549	3.000%	04/01/2050	4,078,853	4,275,891
Fannie Mae Pool FN FM2778	3.000%	03/01/2050	4,093,638	4,335,587
Fannie Mae Pool FN FM3734	3.500%	09/01/2049	2,144,696	2,337,242
Fannie Mae Pool FN MA4020	3.000%	05/01/2050	4,063,694	4,256,951
Fannie Mae Pool FN MA4095	2.000%	08/01/2035	2,954,329	3,071,510
Freddie Mac Pool FR RA2310	4.000%	03/01/2050	1,326,969	1,438,629
Freddie Mac Pool FR SD7505	4.500%	08/01/2049	1,743,752	1,949,269
Freddie Mac Pool FR SD7514	3.500%	04/01/2050	3,275,069	3,525,046
Total U.S. Government Agency Mortgage-Backed Securities (Cost $38,426,635)				$38,440,157

Investment Companies–7.5%		Shares	Value
Federated Hermes Core Trust - Emerging Markets Core Fund	(e)(f)	676,045	$ 6,659,047
Federated Hermes Core Trust - Federated Bank Loan Core Fund	(e)(f)	356,993	3,334,315
Federated Hermes Core Trust III - Federated Project and Trade Finance Core Fund	(f)(g)	777,172	6,839,114
Total Investment Companies (Cost $16,234,522)			$16,832,476

Asset-Backed / Mortgage-Backed Securities–6.1%		Rate	Maturity	Face Amount	Value
Financials–6.1%
AmeriCredit Automobile Receivables Trust 2020-2 D		2.130%	03/18/2026	$ 180,000	$ 182,306
Benchmark 2020-B19 A5		1.850%	09/15/2053	1,150,000	1,181,038
Chesapeake Funding II LLC 2020-1A D	(a)	2.830%	08/16/2032	150,000	149,966
CNH Equipment Trust 2020-A A3		1.160%	06/16/2025	260,000	263,739
Ford Credit Auto Lease Trust 2020-B C		1.700%	02/15/2025	335,000	336,430
Ford Credit Auto Owner Trust 2020-B B		1.190%	01/15/2026	500,000	509,874
Ford Credit Floorplan Master Owner Trust A 2020-1 D		2.120%	09/15/2025	395,000	395,046

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Freddie Mac Multifamily Structured Pass Through Certificates K108 A2		1.517%	03/25/2030	$ 400,000	$ 414,463
Freddie Mac Multifamily Structured Pass Through Certificates K109 A2		1.558%	04/25/2030	400,000	415,813
GM Financial Automobile Leasing Trust 2020-2 C		2.560%	07/22/2024	375,000	388,887
GM Financial Consumer Automobile Receivables Trust 2020-3 C		1.370%	01/16/2026	180,000	181,307
GM Financial Consumer Automobile Receivables Trust 2020-3 D		1.910%	09/16/2027	400,000	403,469
GMF Floorplan Owner Revolving Trust 2020-1 C	(a)	1.480%	08/15/2025	100,000	99,975
HPEFS Equipment Trust 2020-2A C	(a)	2.000%	07/22/2030	525,000	531,008
HPEFS Equipment Trust 2020-2A D	(a)	2.790%	07/22/2030	750,000	763,608
Hyundai Auto Receivables Trust 2020-B C		1.600%	12/15/2026	150,000	152,523
MMAF Equipment Finance LLC 2020-A A5	(a)	1.560%	10/09/2042	750,000	773,081
Navient Private Education Refi Loan Trust 2020-FA A	(a)	1.220%	07/15/2069	493,200	494,936
Navistar Financial Dealer Note Master Trust 2020-1 D	(a)	ML + 290	07/25/2025	275,000	276,576
PFS Financing Corp. 2020-E A	(a)	1.000%	10/15/2025	625,000	627,193
Santander Consumer Auto Receivables Trust 2020-BA D	(a)	2.140%	12/15/2026	200,000	199,821
Santander Drive Auto Receivables Trust 2020-2 D		2.220%	09/15/2026	450,000	459,428
Santander Drive Auto Receivables Trust 2020-3 D		1.640%	11/16/2026	750,000	750,683
Sierra Timeshare 2020-2A A	(a)	1.330%	07/20/2037	665,538	665,722
SMB Private Education Loan Trust 2020-BA A1A	(a)	1.290%	07/15/2053	850,000	850,073
Tesla Auto Lease Trust 2020-A C	(a)	1.680%	02/20/2024	330,000	333,300
Tesla Auto Lease Trust 2020-A D	(a)	2.330%	02/20/2024	100,000	101,487
Toyota Auto Loan Extended Note Trust 2020-1A A	(a)	1.350%	05/25/2033	700,000	718,356
World Omni Auto Receivables Trust 2020-B B		1.220%	03/16/2026	750,000	759,256
World Omni Select Auto Trust 2020-A D		1.700%	10/15/2026	250,000	249,332
Total Asset-Backed / Mortgage-Backed Securities (Cost $13,495,212)					$13,628,696

Sovereign Issues–0.8%	Rate	Maturity	Face Amount	Value
Colombia Government International Bond	4.500%	03/15/2029	$ 375,000	$ 420,742
Colombia Government International Bond	3.000%	01/30/2030	250,000	254,000
Mexico Government International Bond	3.750%	01/11/2028	350,000	376,296
Mexico Government International Bond	4.500%	01/31/2050	400,000	422,000
Republic of Poland Government International Bond	4.000%	01/22/2024	200,000	222,716
Total Sovereign Issues (Cost $1,637,621)				$1,695,754

Money Market Funds–0.9%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.114%	(h)	1,960,633	$ 1,961,025
Total Money Market Funds (Cost $1,961,053)			$1,961,025
Total Investments – 99.6% (Cost $218,164,310)	(i)		$222,764,757
Other Assets in Excess of Liabilities – 0.4%			852,621
Net Assets – 100.0%			$223,617,378

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	September 30, 2020 (Unaudited)
Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 0.280% at 09/30/2020
ML:	Monthly U.S. LIBOR Rate, 0.148% at 09/30/2020
PIK:	Payment-in-Kind
QL:	Quarterly U.S. LIBOR Rate, 0.234% at 09/30/2020
SOFR:	Secured Overnight Financing Rate, 0.080% at 09/30/2020

Footnotes:
(a)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2020, the value of these securities totaled $23,819,255, or 10.7% of the Portfolio’s net assets.
(b)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at September 30, 2020.
(c)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(d)	Security is fully or partially pledged as collateral for the futures contracts outstanding at September 30, 2020. See also the following Schedule of Open Futures Contracts.
(e)	Shares of this fund have not been registered and are issued in reliance on Section 4(a)(2) and Regulation D of the Securities Act of 1933. Investments in this fund may only be made by investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.
(f)	Represents a security deemed to be restricted. At September 30, 2020, the value of restricted securities in the Portfolio totaled $16,832,476, or 7.5% of the Portfolio’s net assets.
(g)	Open-end extended payment fund. Beneficial interests in this fund are issued solely in private placement transactions which do not involve any “public offering” within the meaning of Section 4(a)(2) and Regulation D of the Securities Act of 1933. Investments in this fund may only be made by organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act and that are also “qualified purchasers” as defined in Section 2(a)(51) of the Investment Company Act of 1940, as amended (“Eligible Investors”). This fund has adopted policies to limit the transfer of its shares, which may occur only pursuant to authorization by this fund's Board of Directors, and only to Eligible Investors.When a redeeming shareholder of this fund presents shares to the fund's transfer agent in proper order for redemption, the fund will have up to 31 days to make payment to the redeeming shareholder. The price of redeemed shares will be determined as of the closing net asset value of the fund 24 days after receipt of a shareholder redemption request or, if such date is a weekend or holiday, on the preceding business day.
(h)	Rate represents the seven-day yield at September 30, 2020.
(i)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	September 30, 2020 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Ultra Bond - Long	14	December 21, 2020	$3,122,625	$3,105,375	$(17,250)	$(28,000)
CBT 10-Year U.S. Treasury Note - Short	(25)	December 21, 2020	(3,473,381)	(3,488,281)	(14,900)	6,250
CBT 5-Year U.S. Treasury Note - Long	15	December 31, 2020	1,888,742	1,890,469	1,727	(1,523)
			$1,537,986	$1,507,563	$(30,423)	$(23,273)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Conservative Model Portfolio
Schedule of Investments in Unaffiliated Issuers	September 30, 2020 (Unaudited)
Open-End Mutual Funds–52.1%		Shares	Value
DFA International Core Equity Portfolio Institutional		131,209	$ 1,637,491
PIMCO Low Duration Institutional		903,893	8,975,658
PIMCO Real Return Institutional		333,434	4,077,899
PIMCO Total Return Institutional		1,269,891	13,879,903
Western Asset Core Plus Bond IS		1,117,037	13,884,772
Total Open-End Mutual Funds			$42,455,723
Total Investments in Securities of Unaffiliated Issuers – 52.1% (Cost $40,162,309)	(a)		$42,455,723
Total Investments in Affiliates – 47.9% (Cost $36,498,502) (see schedule below)	(a)		39,118,626
Liabilities in Excess of Other Assets – 0.0%			(37,820)
Net Assets – 100.0%			$81,536,529

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	September 30, 2020 (Unaudited)

Affiliate		Value at January 1, 2020	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2020	Value at September 30, 2020
Open-End Mutual Funds – 47.9%
ON BlackRock Advantage International Equity Portfolio	(a)	$1,500,256	$551,538	$345,153	$(36,873)	$(39,825)	$9,743	$ —	114,382	$1,629,943
ON BlackRock Advantage Large Cap Value Portfolio	(a)	2,250,385	889,246	495,655	(27,832)	(171,230)	23,343	15,690	147,461	2,444,914
ON Bond Portfolio	(a)	7,501,282	1,099,819	895,650	100,421	343,842	56,547	—	405,458	8,149,714
ON Federated Core Plus Bond Portfolio	(a)	—	9,840,812	333,611	9,071	263,384	—	—	950,404	9,779,656
ON Federated High Income Bond Portfolio	(a)	5,250,898	1,056,498	612,472	43,974	(34,098)	88,761	—	278,555	5,704,800
ON Janus Henderson Venture Portfolio	(a)	750,128	317,427	297,561	(29,342)	74,319	1,029	15,682	23,774	814,971
ON S&P 500® Index Portfolio	(a)	8,251,411	2,688,341	2,557,698	187,088	395,543	34,452	95,153	259,395	8,964,685
ON S&P MidCap 400® Index Portfolio	(a)	1,500,256	708,810	513,597	(20,035)	(45,491)	2,610	6,121	93,353	1,629,943
Total Open-End Mutual Funds					$226,472	$786,444	$216,485	$132,646		$39,118,626

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2020.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderately Conservative Model Portfolio
Schedule of Investments in Unaffiliated Issuers	September 30, 2020 (Unaudited)
Open-End Mutual Funds–42.6%		Shares	Value
DFA Emerging Markets Portfolio Institutional		117,339	$ 3,196,324
DFA International Core Equity Portfolio Institutional		510,664	6,373,091
PIMCO Low Duration Institutional		1,705,652	16,937,121
PIMCO Real Return Institutional		519,084	6,348,393
PIMCO Total Return Institutional		2,519,637	27,539,635
Vanguard International Growth Fund Admiral Class		15,745	2,114,543
Western Asset Core Plus Bond IS		2,216,358	27,549,330
Total Open-End Mutual Funds			$90,058,437
Total Investments in Securities of Unaffiliated Issuers – 42.6% (Cost $84,803,347)	(a)		$90,058,437
Total Investments in Affiliates – 57.4% (Cost $112,681,437) (see schedule below)	(a)		121,586,210
Liabilities in Excess of Other Assets – 0.0%			(81,323)
Net Assets – 100.0%			$211,563,324

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	September 30, 2020 (Unaudited)

Affiliate		Value at January 1, 2020	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2020	Value at September 30, 2020
Open-End Mutual Funds – 57.4%
Fidelity Advisor® Real Estate I	(a)	$2,230,299	$499,089	$376,474	$(40,305)	$(198,066)	$12,810	$ —	110,305	$2,114,543
ON BlackRock Advantage International Equity Portfolio	(a)	10,036,345	1,712,538	1,516,456	(151,340)	(565,645)	56,575	—	667,750	9,515,442
ON BlackRock Advantage Large Cap Core Portfolio	(a)	4,460,598	564,826	1,053,376	29,157	227,881	7,915	—	122,263	4,229,086
ON BlackRock Advantage Large Cap Value Portfolio	(a)	11,151,494	2,127,090	1,575,316	(4,499)	(1,126,055)	100,775	67,737	637,679	10,572,714
ON Bond Portfolio	(a)	15,612,092	561,110	2,137,462	221,269	544,790	102,243	—	736,408	14,801,799
ON Federated Core Plus Bond Portfolio	(a)	—	21,379,260	826,556	14,622	578,102	—	—	2,054,949	21,145,428
ON Federated High Income Bond Portfolio	(a)	13,381,793	439,821	2,943,259	81,794	(387,435)	163,636	—	516,246	10,572,714
ON Janus Henderson Enterprise Portfolio	(a)	2,230,299	457,269	560,751	29,559	(41,833)	1,747	29,377	44,866	2,114,543
ON Janus Henderson Forty Portfolio	(a)	2,230,299	253,666	792,927	139,170	284,335	—	47,753	67,214	2,114,543
ON Janus Henderson Venture Portfolio	(a)	2,230,299	469,803	651,593	(71,492)	137,525	2,661	40,545	61,685	2,114,542
ON Nasdaq-100® Index Portfolio	(a)	4,460,598	549,080	1,794,835	284,223	730,020	6,467	186,747	170,116	4,229,086
ON S&P 500® Index Portfolio	(a)	28,993,885	4,011,097	6,867,514	469,330	882,258	105,691	291,912	795,401	27,489,056
ON S&P MidCap 400® Index Portfolio	(a)	11,151,494	2,587,021	2,418,460	(113,768)	(633,573)	16,911	39,652	605,539	10,572,714
Total Open-End Mutual Funds					$887,720	$432,304	$577,431	$703,723		$121,586,210

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2020.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Balanced Model Portfolio
Schedule of Investments in Unaffiliated Issuers	September 30, 2020 (Unaudited)
Open-End Mutual Funds–34.1%		Shares	Value
DFA Emerging Markets Portfolio Institutional		1,557,239	$ 42,419,188
DFA International Core Equity Portfolio Institutional		3,388,428	42,287,583
PIMCO Low Duration Institutional		6,365,747	63,211,874
PIMCO Total Return Institutional		7,715,804	84,333,736
Vanguard International Growth Fund Admiral Class		235,053	31,567,597
Western Asset Core Plus Bond IS		7,635,493	94,909,178
Total Open-End Mutual Funds			$358,729,156
Total Investments in Securities of Unaffiliated Issuers – 34.1% (Cost $338,920,436)	(a)		$358,729,156
Total Investments in Affiliates – 65.9% (Cost $642,141,772) (see schedule below)	(a)		694,487,126
Liabilities in Excess of Other Assets – 0.0%			(369,079)
Net Assets – 100.0%			$1,052,847,203

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	September 30, 2020 (Unaudited)

Affiliate		Value at January 1, 2020	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2020	Value at September 30, 2020
Open-End Mutual Funds – 65.9%
Fidelity Advisor® Real Estate I	(a)	$11,089,585	$1,565,438	$895,411	$(27,401)	$(1,209,679)	$62,316	$ —	548,906	$10,522,532
ON BlackRock Advantage International Equity Portfolio	(a)	83,171,885	12,362,860	5,681,965	(513,148)	(5,159,374)	498,012	—	5,907,386	84,180,258
ON BlackRock Advantage Large Cap Core Portfolio	(a)	22,179,169	1,134,638	3,368,947	210,457	889,748	38,966	—	608,415	21,045,065
ON BlackRock Advantage Large Cap Growth Portfolio	(a)	22,179,169	805,499	5,676,874	712,676	3,024,594	39,516	265,470	641,422	21,045,064
ON BlackRock Advantage Large Cap Value Portfolio	(a)	66,537,508	8,689,191	5,010,746	34,860	(7,115,620)	596,787	401,134	3,807,913	63,135,193
ON BlackRock Advantage Small Cap Growth Portfolio	(a)	22,179,169	2,897,487	4,712,309	462,927	217,791	—	261,794	658,070	21,045,065
ON Bond Portfolio	(a)	55,447,923	3,027,355	8,440,283	743,352	1,834,314	361,532	—	2,617,545	52,612,661
ON Federated Core Plus Bond Portfolio	(a)	—	83,262,995	1,348,981	21,240	2,245,004	—	—	8,180,783	84,180,258
ON Federated High Income Bond Portfolio	(a)	44,358,339	774,067	12,202,490	414,795	(1,777,114)	486,156	—	1,541,387	31,567,597
ON Janus Henderson Enterprise Portfolio	(a)	11,089,585	1,366,020	1,788,375	105,173	(249,871)	8,613	144,805	223,266	10,522,532
ON Janus Henderson Forty Portfolio	(a)	22,179,169	852,831	5,978,084	1,148,634	2,842,515	—	469,693	668,947	21,045,065
ON Janus Henderson Venture Portfolio	(a)	—	10,002,918	1,234,215	146,350	1,607,478	13,157	200,459	306,958	10,522,531
ON Nasdaq-100® Index Portfolio	(a)	22,179,169	1,250,342	7,169,399	1,212,009	3,572,943	31,642	913,739	846,543	21,045,064
ON S&P 500® Index Portfolio	(a)	155,254,185	9,865,938	23,830,608	4,344,504	1,681,432	560,493	1,548,048	4,262,600	147,315,451
ON S&P MidCap 400® Index Portfolio	(a)	110,895,847	15,831,468	22,422,191	(3,948,298)	(5,654,036)	150,146	352,067	5,423,986	94,702,790
Total Open-End Mutual Funds					$5,068,130	$(3,249,875)	$2,847,336	$4,557,209		$694,487,126

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2020.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderate Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers	September 30, 2020 (Unaudited)
Open-End Mutual Funds–23.6%		Shares	Value
DFA Emerging Markets Portfolio Institutional		2,676,835	$ 72,916,987
DFA International Core Equity Portfolio Institutional		8,736,863	109,036,058
PIMCO Low Duration Institutional		2,735,609	27,164,598
PIMCO Total Return Institutional		1,657,893	18,120,768
Vanguard International Growth Fund Admiral Class		538,726	72,350,895
Western Asset Core Plus Bond IS		10,208,425	126,890,720
Total Open-End Mutual Funds			$426,480,026
Total Investments in Securities of Unaffiliated Issuers – 23.6% (Cost $409,089,601)	(a)		$426,480,026
Total Investments in Affiliates – 76.4% (Cost $1,262,942,908) (see schedule below)	(a)		1,383,710,868
Liabilities in Excess of Other Assets – 0.0%			(682,549)
Net Assets – 100.0%			$1,809,508,345

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	September 30, 2020 (Unaudited)

Affiliate		Value at January 1, 2020	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2020	Value at September 30, 2020
Open-End Mutual Funds – 76.4%
Fidelity Advisor® Real Estate I	(a)	$19,613,949	$2,371,289	$1,686,895	$(85,016)	$(2,125,603)	$107,550	$ —	943,543	$18,087,724
ON BlackRock Advantage International Equity Portfolio	(a)	196,139,490	8,238,062	23,533,697	(3,753,556)	(14,300,786)	969,858	—	11,423,825	162,789,513
ON BlackRock Advantage Large Cap Core Portfolio	(a)	78,455,796	137,649	9,589,233	2,021,099	1,325,584	135,357	—	2,091,671	72,350,895
ON BlackRock Advantage Large Cap Growth Portfolio	(a)	58,841,847	796,009	14,724,386	4,446,455	4,903,246	102,948	691,615	1,653,861	54,263,171
ON BlackRock Advantage Large Cap Value Portfolio	(a)	137,297,643	11,103,933	6,609,984	25,189	(15,202,715)	1,209,273	812,820	7,636,554	126,614,066
ON BlackRock Advantage Small Cap Growth Portfolio	(a)	58,841,847	5,022,515	10,871,293	1,051,715	218,387	—	681,411	1,696,784	54,263,171
ON Bond Portfolio	(a)	68,648,821	6,185,995	14,549,932	1,214,009	1,808,140	437,108	—	3,149,604	63,307,033
ON Federated Core Plus Bond Portfolio	(a)	—	108,956,371	3,333,774	66,224	2,837,521	—	—	10,546,778	108,526,342
ON Federated High Income Bond Portfolio	(a)	39,227,898	2,995,757	5,503,537	271,403	(816,074)	560,323	—	1,766,379	36,175,447
ON Janus Henderson Enterprise Portfolio	(a)	19,613,949	1,445,229	2,576,842	174,749	(569,361)	14,959	251,502	383,784	18,087,724
ON Janus Henderson Forty Portfolio	(a)	78,455,796	1,632,870	21,054,755	3,384,322	9,932,662	—	1,631,559	2,299,774	72,350,895
ON Janus Henderson Venture Portfolio	(a)	43,150,688	3,140,975	10,018,865	698,472	(795,818)	45,623	695,092	1,055,293	36,175,452
ON Nasdaq-100® Index Portfolio	(a)	78,455,796	3,285,836	25,399,121	3,851,407	12,156,977	109,915	3,174,024	2,910,334	72,350,895
ON S&P 500® Index Portfolio	(a)	333,437,132	4,548,166	41,107,670	7,997,325	2,616,350	1,182,086	3,264,852	8,897,318	307,491,303
ON S&P MidCap 400® Index Portfolio	(a)	215,753,439	19,609,002	34,709,810	(5,919,746)	(13,855,648)	289,754	679,425	10,359,521	180,877,237
Total Open-End Mutual Funds					$15,444,051	$(11,867,138)	$5,164,754	$11,882,300		$1,383,710,868

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2020.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers	September 30, 2020 (Unaudited)
Open-End Mutual Funds–20.1%		Shares	Value
DFA Emerging Markets Portfolio Institutional		735,946	$ 20,047,167
DFA International Core Equity Portfolio Institutional		2,241,937	27,979,371
PIMCO Total Return Institutional		364,652	3,985,647
Vanguard International Growth Fund Admiral Class		148,114	19,891,751
Western Asset Core Plus Bond IS		641,523	7,974,130
Total Open-End Mutual Funds			$79,878,066
Total Investments in Securities of Unaffiliated Issuers – 20.1% (Cost $76,758,237)	(a)		$79,878,066
Total Investments in Affiliates – 79.9% (Cost $288,490,574) (see schedule below)	(a)		318,268,011
Liabilities in Excess of Other Assets – 0.0%			(157,743)
Net Assets – 100.0%			$397,988,334

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	September 30, 2020 (Unaudited)

Affiliate		Value at January 1, 2020	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at September 30, 2020	Value at September 30, 2020
Open-End Mutual Funds – 79.9%
Fidelity Advisor® Real Estate I	(a)	$4,337,885	$596,827	$472,683	$(27,636)	$(456,043)	$23,650	$ —	207,530	$3,978,350
ON BlackRock Advantage International Equity Portfolio	(a)	52,054,621	3,591,234	3,661,201	(503,334)	(3,741,118)	285,792	—	3,350,190	47,740,202
ON BlackRock Advantage Large Cap Core Portfolio	(a)	21,689,425	85,562	2,760,167	544,557	332,374	37,302	—	575,072	19,891,751
ON BlackRock Advantage Large Cap Growth Portfolio	(a)	13,013,655	233,866	3,329,575	982,654	1,034,450	22,697	152,480	363,763	11,935,050
ON BlackRock Advantage Large Cap Value Portfolio	(a)	30,365,195	1,996,899	1,143,895	30,301	(3,400,049)	266,563	179,172	1,679,641	27,848,451
ON BlackRock Advantage Small Cap Growth Portfolio	(a)	19,520,483	1,474,087	3,479,778	358,058	29,726	—	225,450	559,805	17,902,576
ON Bond Portfolio	(a)	4,337,885	535,600	1,078,348	108,604	74,609	27,657	—	197,928	3,978,350
ON Federated High Income Bond Portfolio	(a)	4,337,885	472,786	765,924	25,594	(91,991)	61,989	—	194,256	3,978,350
ON Janus Henderson Enterprise Portfolio	(a)	4,337,885	275,132	539,503	42,531	(137,695)	3,298	55,448	84,412	3,978,350
ON Janus Henderson Forty Portfolio	(a)	21,689,425	624,635	5,997,868	883,330	2,692,229	—	449,635	632,287	19,891,751
ON Janus Henderson Venture Portfolio	(a)	17,351,540	1,144,363	2,736,797	311,893	(157,599)	20,139	306,825	464,218	15,913,400
ON Nasdaq-100® Index Portfolio	(a)	30,365,195	1,509,677	10,050,392	1,512,549	4,511,422	42,407	1,224,604	1,120,211	27,848,451
ON S&P 500® Index Portfolio	(a)	73,744,046	1,059,239	9,346,006	1,810,220	364,453	260,613	719,799	1,956,943	67,631,952
ON S&P MidCap 400® Index Portfolio	(a)	52,054,621	4,539,826	6,319,805	(779,126)	(3,744,489)	73,462	172,256	2,620,334	45,751,027
Total Open-End Mutual Funds					$5,300,195	$(2,689,721)	$1,125,569	$3,485,669		$318,268,011

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at September 30, 2020.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.
Notes to Schedules of Investments	September 30, 2020 (Unaudited)
(1)Organization
Ohio National Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act"). The Fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Fund consists of twenty-one separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:
■	ON Bond Portfolio – High level of income and opportunity for capital appreciation consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets in corporate debt securities.

■	ON BlackRock Balanced Allocation Portfolio – High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.
■	ON BlackRock Advantage International Equity Portfolio (formerly ON International Equity Portfolio) – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index (Net - USD)

■	ON Janus Henderson Forty Portfolio – Long-term capital growth by investing primarily in domestic and foreign equity securities selected for growth potential.
■	ON Janus Henderson Venture Portfolio – Long-term capital appreciation by investing, under normal circumstances, at least 80% of its net assets in stocks of small capitalization companies.
■	ON Janus Henderson Enterprise Portfolio – Long-term total return by investing, under normal circumstances, at least 50% of its net assets in equity securities of mid-cap companies, primarily those that are strategically positioned for long-term growth.

■	ON S&P 500® Index Portfolio – Total return approximating that of the Standard & Poor's 500® Index (S&P 500® Index), at a risk level consistent with that of the S&P 500® Index by investing, under normal circumstances, more than 80% of its net assets in securities included in the S&P 500® Index.

■	ON BlackRock Advantage Large Cap Value Portfolio – Growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of large capitalization companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Value Index for the previous twelve months.

■	ON Federated High Income Bond Portfolio – High current income by investing, under normal circumstances, at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated BB or lower by Standard & Poor’s or Fitch, or Ba or lower by Moody's.

■	ON Nasdaq-100® Index Portfolio – Long-term growth of capital by investing, under normal circumstances, more than 80% of its net assets in the common stocks of companies that are included in the Nasdaq-100® Index.
■	ON BlackRock Advantage Large Cap Core Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■	ON BlackRock Advantage Small Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of companies with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000® Index for the previous twelve months.

■	ON S&P MidCap 400® Index Portfolio – Total return approximating that of the Standard & Poor’s MidCap 400® Index (S&P MidCap 400® Index), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index by investing, under normal circumstances, more than 80% of its net assets in the securities included in the S& P MidCap 400® Index.

■	ON BlackRock Advantage Large Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Growth Index for the previous twelve months.

■	ON Risk Managed Balanced Portfolio – Long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio invests in a balanced portfolio of equity and fixed-income securities and a risk management portfolio intended to enhance the risk adjusted return of the Portfolio.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2020 (Unaudited)
■	ON Federated Core Plus Bond Portfolio - Total return by investing at least 80% of its net assets in fixed-income investments, primarily U.S. dollar denominated, investment-grade, fixed income securities. Investment-grade, fixed income securities are rated in one of the four highest categories (BBB- or higher) by a nationally recognized statistical rating organization (“NRSRO”).

■	ON Conservative Model Portfolio* – Current income and preservation of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 0-25%, International Equity 0-10%, and Fixed Income 65-90%.

■	ON Moderately Conservative Model Portfolio* – Current income and moderate growth of capital with a greater emphasis on current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 20-40%, International Equity 5-20%, and Fixed Income 30-70%.

■	ON Balanced Model Portfolio* – A balance between growth of capital and current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 25-50%, International Equity 10-25%, and Fixed Income 25-50%.

■	ON Moderate Growth Model Portfolio* – Growth of capital and moderate current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 40-60%, International Equity 15-35%, and Fixed Income 10-30%.

■	ON Growth Model Portfolio* – Growth of capital and some current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 50-80%, International Equity 15-45%, and Fixed Income 0-15%.
*	Collectively, the "ON Model Portfolios".
Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the Prospectus and Statement of Additional Information of Ohio National Fund, Inc. There are no assurances that these objectives will be met. Each Portfolio, except the ON Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.
At present, the Fund issues its shares to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities, as well as for purchases by other Portfolios of the Fund. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.
Effective September 15, 2018 and March 16, 2018, respectively, ONLIC and NSLA no longer market, nor issue, variable annuities. ONLIC and NSLA will continue to service the in-force variable annuity contracts, the variable separate accounts, and underlying subaccounts regardless of new sales.
Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2020 (Unaudited)
The Fund is authorized to issue 1.55 billion of its capital shares. These authorized shares have been allocated to specific Portfolios of the Fund as follows:
Portfolio	Authorized Shares	Portfolio	Authorized Shares
ON Bond	25,000,000	ON BlackRock Advantage Large Cap Growth	7,000,000
ON BlackRock Balanced Allocation	25,000,000	ON Risk Managed Balanced	45,000,000
ON BlackRock Advantage International Equity	55,000,000	ON Federated Core Plus Bond	90,000,000
ON Janus Henderson Forty	14,000,000	ON Conservative Model	10,000,000
ON Janus Henderson Venture	8,000,000	ON Moderately Conservative Model	30,000,000
ON Janus Henderson Enterprise	6,000,000	ON Balanced Model	150,000,000
ON S&P 500® Index	60,000,000	ON Moderate Growth Model	260,000,000
ON BlackRock Advantage Large Cap Value	30,000,000	ON Growth Model	60,000,000
ON Federated High Income Bond	15,000,000	ON iShares Managed Risk Balanced*	170,000,000
ON Nasdaq-100® Index	30,000,000	ON iShares Managed Risk Moderate Growth*	120,000,000
ON BlackRock Advantage Large Cap Core	20,000,000	ON iShares Managed Risk Growth*	100,000,000
ON BlackRock Advantage Small Cap Growth	10,000,000	ON Janus Henderson U.S. Low Volatility*	170,000,000
ON S&P MidCap 400® Index	40,000,000
*	These Portfolios and their respective authorized shares have been approved, but the Portfolios are not yet in operation.
The Board periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.
Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.
(2)Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
Investments are valued using pricing procedures approved by the Board.
Fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.
Investments, other than those securities aforementioned, are valued as follows:
Domestic equity securities that are traded on U.S. exchanges, other than the Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions). If, on a particular day, a domestic equity security does not trade, or otherwise can’t be priced by independent pricing services, then a broker quotation as of the end of the current trading session, the evaluated mean between the bid and ask prices, as reported by an approved independent pricing source, or the last trade price may be used when appropriate.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2020 (Unaudited)
Over-the-counter traded American Depositary Receipts ("ADRs") may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board.
Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the evaluated bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board. Many fixed income securities, including investment grade and high-yield corporate bonds, U.S. Treasury and government agency obligations, and other asset-backed instruments are not actively traded on a daily basis. As such, the approved pricing services may use asset type-specific valuation models to provide good faith determinations that the holders of securities would receive in an orderly transaction under current market conditions. The valuation models may use observable market data such as recent transaction data, benchmark yields, broker/dealer inputs, valuations and yields of comparable instruments, relative credit information, observed market movements, and market research and news. Asset-backed securities and mortgage-backed securities may use valuation models that heavily consider predicted cash flows of each tranche of an issue, benchmark spreads, and unique attributes of the tranche. The last trade or last evaluated bid may be used if an evaluated bid price is not available.
U.S exchange-traded options are valued at the composite basis last sale price as reported to a Board-approved independent pricing service by the OPRA (Options Price Reporting Authority) at 4:15 pm Eastern Time (normal trading sessions). If there are no reported trades for a trading session, the evaluated composite-basis bid price will generally be used for valuation purposes.
Futures contracts are valued at the daily quoted settlement prices as reported by an approved independent pricing source.
Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.
Shares of closed-end mutual funds that are traded on U.S. exchanges are valued similarly to other domestic equity securities, typically at the last trade price reported by the primary exchange of each fund (4:00 pm Eastern Time for normal trading sessions).
Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.
Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The pricing procedures are performed for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. The procedures are performed each day there is a change in a consistently used market index from the time of local close to the U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by management of the Fund and is reported to the Board. Prior results have indicated that these procedures have been effective in reaching valuation objectives.
Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.
The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2020 (Unaudited)
Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework. The hierarchy is summarized in three broad levels:
Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.
The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of September 30, 2020:
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Bond	Corporate Bonds**	$—	$268,583,883	$—
	Asset-Backed Securities**	—	8,556,466	—
	Money Market Funds	9,918,754	—	—
		$9,918,754	$277,140,349	$ —
ON BlackRock Balanced Allocation	Common Stocks**	$340,745,389	$—	$—
	Corporate Bonds**	—	151,184,919	—
	Asset-Backed Securities**	—	3,170,260	—
	Rights**	23,857	—	—
	Money Market Funds	12,214,839	—	—
		$352,984,085	$154,355,179	$ —
	Futures Contracts	$(37,719)	$—	$—
ON BlackRock Advantage International Equity	Common Stocks**	$2,525,826	$443,587,736	$—
	Preferred Securities**	—	2,416,176	—
	Money Market Funds	7,444,117	—	—
		$9,969,943	$446,003,912	$ —
	Futures Contracts	$(214,147)	$—	$—
ON Janus Henderson Forty	Common Stocks**	$189,275,824	$3,387,131	$—
	Money Market Funds	786,146	—	—
		$190,061,970	$3,387,131	$ —
ON Janus Henderson Venture	Common Stocks**	$161,079,170	$2,358,737	$—
	Rights**	119,070	—	—
	Money Market Funds	1,605,041	—	—
		$162,803,281	$2,358,737	$ —
ON Janus Henderson Enterprise	Common Stocks**	$93,741,791	$1,638,262	$—
	Money Market Funds	3,495,124	—	—
		$97,236,915	$1,638,262	$ —
ON S&P 500® Index	Common Stocks**	$1,139,532,623	$—	$—
	Money Market Funds	5,587,594	—	—
		$1,145,120,217	$ —	$ —
	Futures Contracts	$55,131	$—	$—

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2020 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON BlackRock Advantage Large Cap Value	Common Stocks**	$279,133,454	$—	$—
	Money Market Funds	8,541,689	—	—
		$287,675,143	$ —	$ —
	Futures Contracts	$(40,594)	$—	$—
ON Federated High Income Bond	Corporate Bonds**	$—	$165,675,713	$—
	Common Stocks**	445,906	—	—
	Money Market Funds	5,512,647	—	—
		$5,958,553	$165,675,713	$ —
ON Nasdaq-100® Index	Common Stocks**	$371,689,560	$—	$—
	Money Market Funds	1,049,352	—	—
		$372,738,912	$ —	$ —
	Futures Contracts	$41,616	$—	$—
ON BlackRock Advantage Large Cap Core	Common Stocks**	$384,372,622	$—	$—
	Rights**	26,143	—	—
	Money Market Funds	11,144,913	—	—
		$395,543,678	$ —	$ —
	Futures Contracts	$(58,861)	$—	$—
ON BlackRock Advantage Small Cap Growth	Common Stocks**	$179,306,311	$—	$—
	Rights**	—	12,875	—
	Money Market Funds	4,921,526	—	—
		$184,227,837	$12,875	$ —
	Futures Contracts	$(40,961)	$—	$—
ON S&P MidCap 400® Index	Common Stocks**	$381,159,909	$—	$—
	Money Market Funds	5,596,137	—	—
		$386,756,046	$ —	$ —
	Futures Contracts	$601	$—	$—
ON BlackRock Advantage Large Cap Growth	Common Stocks**	$105,672,919	$—	$—
	Rights**	12,038	—	—
	Money Market Funds	3,056,251	—	—
		$108,741,208	$ —	$ —
	Futures Contracts	$(17,357)	$—	$—

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2020 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Risk Managed Balanced	Common Stocks**	$203,544,098	$—	$—
	Corporate Bonds**	—	82,223,262	—
	Purchased Options	6,254,720	26,683,490	—
	U.S. Treasury Obligations	—	29,927,943	—
	Asset-Backed / Mortgage-Backed Securities**	—	15,866,230	—
	U.S. Government Agency Mortgage-Backed Securities	—	11,558,387	—
	Exchange Traded Funds	6,756,741	—	—
	Preferred Securities**	—	2,729,899	—
	Sovereign Issues	—	2,149,845	—
	Money Market Funds	27,151,400	—	—
		$243,706,959	$171,139,056	$ —
	Futures Contracts	$(115,926)	$—	$—
ON Federated Core Plus Bond	Corporate Bonds**	$—	$95,365,572	$—
	U.S. Treasury Obligations	—	54,841,077	—
	U.S. Government Agency Mortgage-Backed Securities	—	38,440,157	—
	Investment Companies***	9,993,362	—	—
	Asset-Backed / Mortgage-Backed Securities**	—	13,628,696	—
	Sovereign Issues	—	1,695,754	—
	Money Market Funds	1,961,025	—	—
		$11,954,387	$203,971,256	$ —
	Futures Contracts	$(30,423)	$—	$—
ON Conservative Model	Open-End Mutual Funds	$81,574,349	$—	$—
ON Moderately Conservative Model	Open-End Mutual Funds	$211,644,647	$—	$—
ON Balanced Model	Open-End Mutual Funds	$1,053,216,282	$—	$—
ON Moderate Growth Model	Open-End Mutual Funds	$1,810,190,894	$—	$—
ON Growth Model	Open-End Mutual Funds	$398,146,077	$—	$—

**	For detailed industry descriptions, see the accompanying Schedules of Investments.
***	The value for shares of an investment company, totaling $6,839,114, was determined by using the net asset value per share practical expedient and, therefore, has not been included or categorized in the chart above.
Foreign Securities and Currency
The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily at 4:00 pm Eastern Time for normal trading sessions. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.
The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2020 (Unaudited)
All Portfolios of the Fund may invest in securities of foreign issuers. The ON BlackRock Advantage International Equity Portfolio may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.
Restricted Securities
Restricted securities are typically those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a Portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.
Investment Transactions and Related Income
For financial reporting purposes, investment transactions are accounted for on a trade date (T+0) basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date (T+1), in accordance with Rule 2a-4 of the 40 Act. Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.
Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.
Distributions to Shareholders and Federal Taxes
The Fund satisfies its distribution requirements, as required for each of the Portfolios to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. As such, no provisions for federal income or excise taxes have been recorded. Also, no tax-related interest or penalties have been incurred or accrued. The Board's intent is that the Fund will not initiate any realized gain distributions until any applicable capital loss carryforwards have been offset.
The character of ordinary income distributions, realized capital gains distributions, and return of capital, if any, are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, they are reclassified within the composition of net assets; temporary differences do not require such reclassification. Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.
The Fund’s management and its tax agent perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland. The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability or provision.
Expense Allocation
Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2020 (Unaudited)
Foreign Withholding Taxes
Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally withheld based on income earned. These Portfolios accrue such taxes as the related income is earned.
TBA Commitments
To-Be-Announced (“TBA”) commitments are agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date beyond the customary settlement period for such securities. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and term and be within industry-accepted “good delivery” standards. When entering into TBA commitments, a Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
Mortgage Dollar Rolls
A Portfolio may enter into a mortgage dollar roll (“MDR”) transaction, in which the Portfolio agrees to both sell and purchase a similar, but not identical, TBA mortgage-backed security with the same issuer, rate, and term on a later date at a set price. MDRs are treated as purchases and sales, which may have the effect of increasing portfolio turnover rates, and result in realized gains and losses based on the agreed-upon fixed prices.
New Accounting Pronouncements and Regulations
In August 2018, the FASB issued ASU 2018-13 “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement“, which modifies the disclosure requirements on fair value measurements included in Topic 820, Fair Value Measurement. This ASU became effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The Fund adopted the removal of the disclosure of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, as well as the policy for timing of transfers between levels. The Fund’s management evaluated the impact of the other modifications of this ASU on the Fund’s financial statements and determined that there were no material impacts, as the Fund did not hold any Level 3 securities during the nine-month period ended September 30, 2020.
Subsequent Events
At the August 13, 2020 meeting, the Board, including a majority of the Directors who are not interested persons of the Fund, approved a merger of the ON Conservative Model Portfolio and the ON Moderately Conservative Model Portfolio. This merger will be effective on or about December 4, 2020.
The COVID-19 virus pandemic has continued to significantly impact the global economy and market environment. Liquidity of the Fund's investments and the Fund's performance may be negatively impacted as a result of ongoing economic uncertainty. The values for the investments in future financial statements may differ significantly from those presented for this period end.
Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no other subsequent events to report.
(3)Financial Instruments
The Fund’s Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investing objectives. These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.
Options
A Portfolio may buy call and put options. In purchasing call options, a Portfolio pays the seller of the call option a premium for the right of the Portfolio to buy the underlying securities from the seller at a specified exercise price prior to the expiration of the option. In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. In order to terminate its position as the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the sale of an option on the same underlying securities and having the same exercise price and expiration date as the option previously purchased by the Portfolio.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2020 (Unaudited)
When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.
The ON Risk Managed Balanced Portfolio purchased call and put options associated with the S&P 500® Index or related exchange traded fund during the nine-month period ended September 30, 2020. These instruments were used by the Risk Management Component of the Portfolio to provide for the Portfolio’s stated risk management strategy.
Purchased options are non-income producing securities.
Futures Contracts
A Portfolio may buy or sell two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indices such as the S&P 500® Index or on narrow-based stock indices. A particular index will be selected according to the Adviser’s investment strategy for the particular Portfolio. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. It is expected that futures contracts trading in additional financial instruments will be authorized.
The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.
The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.
Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, the party on the side of the declining position will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Variation margin is recognized as a receivable and/or payable for variation margin on futures contracts on the Statement of Assets and Liabilities. In the event of a bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. ONI and the sub-advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business. In addition to the margin restrictions discussed above, transactions in futures contracts and options on futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Portfolio has a long position in a futures contract or sells a put option, it will be required to establish a segregated account (not with an FCM or broker) containing cash or certain liquid assets equal to the purchase price of the contract or the exercise price of the option (less any margin on deposit). For a short position in futures contacts held by a Portfolio or call options sold by a Portfolio, those requirements mandate the establishment of a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts or call options. However, segregation of assets is not required if a Portfolio “covers” its position.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2020 (Unaudited)
Portions of certain Portfolios’ securities and cash holdings, as noted on those Portfolios’ Schedules of Investments, were pledged at September 30, 2020 as collateral for the Portfolios’ futures contracts. The futures contracts, except those held by the ON Risk Managed Balanced and ON Federated Core Plus Bond Portfolios, were used for the purpose of gaining equity exposure for cash and cash equivalents, thereby seeking to lessen a performance difference between the Portfolios and their respective benchmark indices. For the ON Risk Managed Balanced Portfolio, these futures contracts were used by the Portfolio to provide for the Portfolio’s stated risk management strategy. For the ON Federated Core Plus Bond Portfolio, futures contracts were used by the Portfolio to manage total exposure to underlying investments, to manage interest rate risk, or to otherwise execute the Portfolio's stated investment strategy. There were other futures contracts executed and closed in the Portfolios during the nine-month period ended September 30, 2020. Those contracts were executed for similar purposes as the contracts outstanding at September 30, 2020.
(4)Federal Income Tax Information
The cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of investments at September 30, 2020 for federal income tax purposes.
	ON Bond	ON BlackRock Balanced Allocation	ON BlackRock Advantage International Equity	ON Janus Henderson Forty	ON Janus Henderson Venture	ON Janus Henderson Enterprise
Gross unrealized:
Appreciation	$23,772,751	$56,957,517	$28,851,279	$64,107,812	$53,581,602	$18,777,690
Depreciation	(1,941,509)	(10,593,551)	(31,263,498)	(80,453)	(7,618,793)	(5,382,610)
Net unrealized appreciation (depreciation)	$21,831,242	$46,363,966	$(2,412,219)	$64,027,359	$45,962,809	$13,395,080
Aggregate cost of investments:	$265,227,861	$460,937,579	$458,171,927	$129,421,742	$119,199,209	$85,480,097

	ON S&P 500® Index	ON BlackRock Advantage Large Cap Value	ON Federated High Income Bond	ON Nasdaq-100® Index	ON BlackRock Advantage Large Cap Core	ON BlackRock Advantage Small Cap Growth
Gross unrealized:
Appreciation	$381,389,235	$12,232,852	$5,290,460	$152,975,676	$52,137,703	$29,622,958
Depreciation	(91,681,016)	(24,679,885)	(10,561,937)	(7,624,417)	(12,435,717)	(18,279,646)
Net unrealized appreciation (depreciation)	$289,708,219	$(12,447,033)	$(5,271,477)	$145,351,259	$39,701,986	$11,343,312
Aggregate cost of investments:	$855,467,129	$300,081,582	$176,905,743	$227,429,269	$355,782,831	$172,856,439

	ON S&P MidCap 400® Index	ON BlackRock Advantage Large Cap Growth	ON Risk Managed Balanced	ON Federated Core Plus Bond	ON Conservative Model	ON Moderately Conservative Model
Gross unrealized:
Appreciation	$49,103,055	$21,065,179	$63,526,359	$5,060,767	$4,913,538	$14,802,957
Depreciation	(53,053,505)	(1,107,133)	(6,871,182)	(490,743)	(2,036,823)	(9,639,254)
Net unrealized appreciation (depreciation)	$(3,950,450)	$19,958,046	$56,655,177	$4,570,024	$2,876,715	$5,163,703
Aggregate cost of investments:	$390,707,097	$88,765,805	$358,074,912	$218,164,310	$78,697,634	$206,480,944

	ON Balanced Model	ON Moderate Growth Model	ON Growth Model
Gross unrealized:
Appreciation	$79,894,702	$162,995,357	$39,456,838
Depreciation	(58,871,925)	(161,582,804)	(42,121,587)
Net unrealized appreciation (depreciation)	$21,022,777	$1,412,553	$(2,664,749)
Aggregate cost of investments:	$1,032,193,505	$1,808,778,341	$400,810,826

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	September 30, 2020 (Unaudited)
(5)Legal Matters
In December 2007, the ON S&P 500® Index Portfolio and the ON BlackRock Advantage Large Cap Value Portfolio, shareholders of the Tribune Company, participated in a cash out merger in which shareholders received $34 per share of consideration. The value of the proceeds received by the ON S&P 500® Index Portfolio and ON BlackRock Advantage Large Cap Value Portfolio was $37,910 and $384,200, respectively. The company subsequently filed for bankruptcy and several legal complaints have been initiated by groups of Tribune Company creditors seeking to recover, or clawback, proceeds received by shareholders based on fraudulent transfer claims (the "Tribune Bankruptcy").
The first action, Official Committee of Unsecured Creditors of Tribune Company v. FitzSimons, et. al. (“FitzSimons”) was initiated on November 1, 2010 in the U.S. Bankruptcy Court for the District of Delaware. As a result of these proceedings, the Court agreed to allow individual creditors to file similar complaints in U.S. district courts. The Fund is specifically named in a complaint in the U.S. District Court, Southern District of Ohio, Western Division, Deutsche Bank Trust Company Americas, et. al. v. American Electric Power, et. al., that was initiated in June of 2011. The Fund, along with the Strategic Value Portfolio, is also named in a similar complaint in the U.S. District Court, Eastern District of Pennsylvania, Deutsche Bank Trust Company Americas, et. al. v. Ametek Inc. Employees Master Retirement Trust, et. al. These Tribune litigation actions have been consolidated into a single Multidistrict Litigation ("MDL") in the U.S. District Court, Southern District of New York ("District Court").
Thereafter, certain defendants in the MDL, including the Fund, filed various motions to dismiss. The District Court dismissed the Creditor Actions on September 23, 2013, holding that the plaintiffs could not pursue their claims so long as the Trustee pursued essentially the same claims in his action. On December 20, 2013, the plaintiffs appealed the dismissal to the Second Circuit Court of Appeals ("Second Circuit"). On March 29, 2016, the Second Circuit affirmed the dismissal and rejected the plaintiffs’ appeal. On September 9, 2016, plaintiffs filed a petition for writ of certiorari in the Supreme Court and the defendants opposed it. April 3, 2018, the Supreme Court issued a “Statement” from two justices announcing that consideration of the petition for certiorari would be deferred for an undetermined period of time to “allow” the Second Circuit or the District Court to consider, among other things, whether the Court of Appeal’s decision should be vacated as a result of the Supreme Court’s recent decision in Merit Management Group, LP v. FTI Consulting, Inc. On May 15, 2018, the Second Circuit recalled the mandate on its earlier decision for further panel review.
In December 2019, the Second Circuit reinstated its prior affirmance of dismissal, which safe-harbors all of the claims except the trustee’s actual intent claims (those claims are excepted from the safe harbor altogether). Those claims were earlier dismissed on traditional grounds, and that dismissal is now on appeal.
In January 2020, the Tribune creditors sought panel rehearing and rehearing en banc, asserting, among other arguments, that the Second Circuit improperly relied on extrinsic evidence to reach its decision regarding Computershare’s status as Tribune’s agent, that the question of Computershare’s agency was a new argument on appeal that should not have been considered, and that the Court’s findings regarding preemption go against the Supreme Court’s decision in Merit Management and other cases. On February 6, 2020 the Second Circuit denied this request.
In July 2020, the creditors filed a petition for writ of certiorari appealing the Second Circuit’s decision to the Supreme Court. The creditors dropped some of shareholder defendants – mostly funds -- from the appeal to the Supreme Court. For those defendants only, this has the effect of accepting the adverse judgment and ending the case. Any non-listed defendant presumably is still a party to the appeal.
In the Trustee Action, in 2014, various shareholder defendants filed a motion to dismiss the intentional fraudulent transfer claims. On January 9, 2017, the Court granted the motion to dismiss the Trustee's actual fraudulent conveyance claim. The plaintiff will almost certainly appeal to the Second Circuit. Because of a procedural issue, however, the plaintiff could not automatically appeal the decision, but must first obtain permission from the District Court. On January 14, 2019, the District Court held a status conference during which it indicated that the plaintiff would be allowed to file a motion seeking reconsideration of the prior dismissal of the intentional fraudulent transfer claims. On April 23, 2019, the District Court denied the Trustee’s motion to amend and add federal constructive fraudulent transfer claims. The judge accepted the defendants’ “alternative safe harbor” argument. In June 2019, the Trustee appealed the dismissal of the intentional fraudulent transfer claims and ruling that any constructive claims would be barred by the safe harbor. The Trustee’s initial brief was filed January 8, 2020 and the brief in opposition was filed April 27, 2020.
The outcome of these proceedings cannot be predicted. Management of the Fund continues to assess litigation matters and any offers of settlement.